UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08495
NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA	19428
(Address of principal executive offices)	(Zip code)
ERIC E. MILLER, Esq.
1200 RIVER ROAD
SUITE 1000
Conshohocken, PA 19428
(Name and address of agent for service)
Registrant’s telephone number, including area code: (484) 530-1300
Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.
Statement of Investments
January 31, 2009 (Unaudited)
Nationwide International Value Fund

		Market
	Shares	Value
Common Stocks 97.7%
AUSTRALIA 4.4%(a)
Airline 0.7%
Qantas Airways Ltd.	455,836	$697,974

Commercial Banks 1.0%
Australia & New Zealand Banking Group Ltd.	81,700	677,756
National Australia Bank Ltd.	27,100	319,524

		997,280

Containers & Packaging 0.6%
Amcor Ltd.	171,020	578,723

Metals & Mining 1.4%
BHP Billiton Ltd.	72,200	1,338,409

Real Estate Management & Development 0.4%
Lend Lease Corp. Ltd.	88,700	374,595

Transportation Infrastructure 0.3%
Macquarie Infrastructure Group	347,534	347,368

		4,334,349

BELGIUM 0.8%(a)
Chemicals 0.8%
Solvay SA	10,370	732,389

BRAZIL 0.3%
Commercial Banks 0.3%
Unibanco — Uniao de Bancos Brasileiros SA GDR	5,150	289,842

CANADA 5.0%
Auto Components 0.4%
Magna International, Inc.	13,400	375,314

Chemicals 0.0%
Methanex Corp.	400	3,094

Commercial Banks 0.5%
National Bank of Canada	2,600	72,589
Toronto-Dominion Bank	14,700	477,327

		549,916

Insurance 1.9%
Fairfax Financial Holdings Ltd.	2,728	887,819
Industrial Alliance Insurance and Financial Services, Inc.	22,000	354,132
Sun Life Financial, Inc.	28,700	584,443

		1,826,394

Metals & Mining 1.0%
Barrick Gold Corp.	20,600	775,462
Inmet Mining Corp.	12,350	209,175

		984,637

Oil, Gas & Consumable Fuels 1.2%
Imperial Oil Ltd.	14,300	454,422
Petro-Canada	33,600	728,909

		1,183,331

		4,922,686

CHINA 0.7%(a)
Diversified Telecommunication Services 0.0%
China Telecom Corp. Ltd.	6,000	2,177

Metals & Mining 0.2%
Jiangxi Copper Co. Ltd.	230,000	156,785

Oil, Gas & Consumable Fuels 0.5%
China Petroleum & Chemical Corp., Class H	996,000	536,948

		695,910

FINLAND 1.1%(a)
Communications Equipment 1.1%
Nokia OYJ	88,800	1,088,205

Paper & Forest Products 0.0%
Stora Enso OYJ, Class R	3,100	18,887

		1,107,092

FRANCE 12.2%(a)
Auto Components 0.6%
Compagnie Generale des Etablissements Michelin	16,400	641,037

Automobiles 0.7%
Renault SA	35,100	676,155

Chemicals 0.2%
Arkema	14,300	200,915

Commercial Banks 3.9%
BNP Paribas	32,660	1,246,633
Credit Agricole SA	125,050	1,513,527
Societe Generale	24,435	1,021,531

		3,781,691

Diversified Telecommunication Services 1.0%
France Telecom SA	43,000	963,437

Media 1.3%
Lagardere SCA	32,700	1,243,745

Oil, Gas & Consumable Fuels 2.4%
Total SA	47,300	2,356,798

Pharmaceuticals 2.1%
Sanofi-Aventis SA	36,650	2,060,989

		11,924,767

GERMANY 11.9%(a)
Airline 1.0%
Deutsche Lufthansa AG	80,300	980,266

Capital Markets 1.2%
Deutsche Bank AG	44,505	1,148,234

Chemicals 1.3%
BASF SE	44,500	1,297,997

Diversified Telecommunication Services 1.1%
Deutsche Telekom AG	84,800	1,029,648

Electric Utility 1.9%
E. ON AG	57,960	1,879,226

Food Products 0.4%
Suedzucker AG	27,000	425,102

Health Care Providers & Services 0.3%
Celesio AG	13,700	293,156

Hotels, Restaurants & Leisure 0.4%
TUI AG	41,200	343,220

Insurance 3.8%
Allianz SE	23,570	1,974,109
Muenchener Rueckversicherungs AG	12,960	1,712,956

		3,687,065

Multi-Utility 0.0%
RWE AG	400	31,227

Pharmaceuticals 0.5%
Bayer AG	9,900	527,213

		11,642,354

HONG KONG 0.7%(a)
Diversified Financial Services 0.0%
Guoco Group Ltd.	2,000	11,534

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Value Fund

		Market
	Shares	Value
Real Estate Management & Development 0.1%
New World Development Ltd.	113,000	107,117

Textiles, Apparel & Luxury Goods 0.6%
Yue Yuen Industrial Holdings Ltd.	322,000	586,913

		705,564

ISRAEL 0.0%
Wireless Telecommunication Services 0.0%
Cellcom Israel Ltd.	200	4,236

ITALY 4.6%(a)
Commercial Banks 0.5%
Intesa Sanpaolo SpA	158,100	498,183

Diversified Telecommunication Services 1.5%
Telecom Italia SpA	817,800	1,004,719
Telecom Italia SpA — RSP	433,300	417,742

		1,422,461

Multi-Utility 0.6%
A2A SpA	354,300	615,076

Oil, Gas & Consumable Fuels 2.0%
ENI SpA	92,000	1,945,608

		4,481,328

JAPAN 20.6%(a)
Automobiles 3.8%
Honda Motor Co. Ltd.	64,000	1,471,087
Nissan Motor Co. Ltd.	340,100	1,024,748
Toyota Motor Corp.	38,900	1,251,551

		3,747,386

Chemicals 1.1%
DIC Corp.	179,000	289,497
Mitsubishi Chemical Holdings Corp.	199,000	815,734
Tosoh Corp.	3,000	6,289

		1,111,520

Commercial Banks 1.5%
Mitsubishi UFJ Financial Group, Inc.	89,300	495,459
Sumitomo Mitsui Financial Group, Inc.	25,300	1,002,840

		1,498,299

Computers & Peripherals 2.6%
Fujitsu Ltd.	254,000	1,141,990
Toshiba Corp.	385,000	1,344,332

		2,486,322

Diversified Telecommunication Services 1.6%
Nippon Telegraph & Telephone Corp.	32,000	1,550,083

Electric Utility 0.6%
Tokyo Electric Power Co., Inc. (The)	17,900	559,880

Electrical Equipment 0.4%
Furukawa Electric Co. Ltd.	116,000	400,862

Electronic Equipment & Instruments 1.0%
Hitachi High-Technologies Corp.	22,200	332,052
Hitachi Ltd.	226,000	689,473

		1,021,525

Household Durables 1.0%
Sharp Corp.	127,000	943,061

Leisure Equipment & Products 0.4%
Namco Bandai Holdings, Inc.	43,700	436,838

Metals & Mining 2.2%
JFE Holdings, Inc.	41,100	1,021,596
Sumitomo Metal Mining Co. Ltd.	90,000	837,894
Yamato Kogyo Co. Ltd.	10,800	261,227

		2,120,717

Office Electronics 0.3%
Canon, Inc.	10,800	294,737

Oil, Gas & Consumable Fuels 0.8%
Nippon Mining Holdings, Inc.	215,000	782,080

Road & Rail 1.3%
East Japan Railway Co.	18,000	1,220,760

Trading Companies & Distributors 2.0%
Mitsubishi Corp.	62,100	820,736
Mitsui & Co. Ltd.	109,000	1,137,632

		1,958,368

		20,132,438

LUXEMBOURG 0.7%(a)
Metals & Mining 0.7%
ArcelorMittal	30,900	691,367

NETHERLANDS 7.0%(a)
Aerospace & Defense 1.1%
European Aeronautic Defence and Space Co. NV	58,950	1,025,878

Diversified Financial Services 0.7%
ING Groep NV CVA	87,900	725,329

Food & Staples Retailing 1.5%
Koninklijke Ahold NV	120,500	1,444,638

Oil, Gas & Consumable Fuels 3.7%
Royal Dutch Shell PLC, Class A	145,900	3,594,536

		6,790,381

NEW ZEALAND 0.0%(a)
Diversified Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	13,600	18,107

NORWAY 1.3%(a)
Oil, Gas & Consumable Fuels 1.3%
StatoilHydro ASA	74,350	1,281,904

REPUBLIC OF KOREA 1.6%
Commercial Banks 0.7%
Industrial Bank of Korea GDR*(a)	25,200	155,822
KB Financial Group, Inc. ADR*	20,900	540,474

		696,296

Semiconductors & Semiconductor Equipment 0.9%(a) (b)
Samsung Electronics Co. Ltd. GDR	4,750	830,891

		1,527,187

RUSSIAN FEDERATION 1.0%(a)
Metals & Mining 0.3%
JSC MMC Norilsk Nickel ADR	74,297	306,452

Oil, Gas & Consumable Fuels 0.7%
LUKOIL Holding ADR	20,510	688,110

		994,562

SINGAPORE 0.3%(a)
Marine 0.3%
Neptune Orient Lines Ltd.	344,000	250,895

SOUTH AFRICA 0.8%(a)
Commercial Banks 0.7%
ABSA Group Ltd.	37,400	337,343
Standard Bank Group Ltd.	47,700	328,222

		665,565

Industrial Conglomerate 0.1%
Bidvest Group Ltd.	6,994	68,009

Metals & Mining 0.0%
ArcelorMittal South Africa Ltd.	600	4,680

		738,254

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Value Fund

		Market
	Shares	Value
SPAIN 0.4%(a)
Diversified Telecommunication Services 0.4%
Telefonica SA	24,400	432,515

SWEDEN 3.5%(a)
Commercial Banks 0.5%
Nordea Bank AB	97,800	517,438

Communications Equipment 1.5%
Telefonaktiebolaget LM Ericsson, B Shares	189,000	1,488,115

Machinery 0.4%
Volvo AB, B Shares	82,600	329,503

Paper & Forest Products 1.1%
Svenska Cellulosa AB, Class B	132,500	1,034,445

		3,369,501

SWITZERLAND 4.7%(a)
Capital Markets 2.8%
Credit Suisse Group AG	53,100	1,355,660
UBS AG*	106,947	1,341,611

		2,697,271

Pharmaceuticals 1.9%
Novartis AG	46,620	1,916,300

		4,613,571

TAIWAN 0.5%
Computers & Peripherals 0.5%
Compal Electronics, Inc. GDR (a)	172,529	431,322

Semiconductors & Semiconductor Equipment 0.0%
United Microelectronics Corp. ADR	11,181	20,238

		451,560

THAILAND 0.6% (a)
Oil, Gas & Consumable Fuels 0.6%
PTT PCL	73,400	331,518
Thai Oil PCL	297,700	205,202

		536,720

UNITED KINGDOM 13.0%(a)
Commercial Banks 2.6%
Barclays PLC	348,700	512,939
HSBC Holdings PLC	158,400	1,228,824
Lloyds Banking Group PLC	547,039	712,534
Royal Bank of Scotland Group PLC	330,740	104,112

		2,558,409

Food Products 0.9%
Associated British Foods PLC	86,600	828,648

Hotels, Restaurants & Leisure 0.7%
TUI Travel PLC	203,700	658,690

Insurance 0.1%
Aviva PLC	16,200	73,176

Metals & Mining 0.0%
BHP Billiton PLC	1,800	30,084

Oil, Gas & Consumable Fuels 3.1%
BP PLC	428,400	3,033,552

Pharmaceuticals 2.7%
GlaxoSmithKline PLC	149,200	2,631,087

Wireless Telecommunication Services 2.9%
Vodafone Group PLC	1,519,300	2,821,451

		12,635,097

Total Common Stocks (cost $169,247,591)		95,304,576

Preferred Stocks 0.0%(a)
REPUBLIC OF KOREA 0.0%
Samsung Electronics Co. Ltd. GDR	100	10,902

Total Preferred Stocks (cost $23,087)		10,902

Rights 0.0%
BELGIUM 0.0%
Fortis	67,100	0

Total Rights (cost $—)		0

	Principal	Market
	Amount	Value
Repurchase Agreement 2.6%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $2,577,969, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $2,629,473	$2,577,915	$2,577,915

Total Repurchase Agreement (cost $2,577,915)		2,577,915

Total Investments (cost $171,848,593) (c) — 100.3%		97,893,393
Liabilities in excess of other assets — (0.3)%		(321,595)

NET ASSETS — 100.0%		$97,571,798

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2009 was $830,891 which represents 0.85% of net assets.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

CVA	Limited partnership with shares

GDR	Global Depositary Receipt

Ltd	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Co.

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SpA	Limited share company
At January 31, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Net Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	03/16/09	(3,940,000)	$(5,783,269)	$(5,705,531)	$77,738
Canadian Dollar	03/16/09	(5,854,000)	(4,651,743)	(4,774,963)	(123,220)
Euro	03/16/09	(10,680,000)	(14,018,642)	(13,663,766)	354,876
New Zealand Dollar	03/16/09	(1,657,000)	(946,230)	(837,656)	108,574
Swedish Krone	03/16/09	(49,277,000)	(6,348,902)	(5,890,620)	458,282
Swiss Franc	03/16/09	(1,778,000)	(1,475,274)	(1,534,478)	(59,204)

Total Short Contracts			$(33,224,060)	$(32,407,014)	$817,046

Long Contracts:
British Pound	03/16/09	3,169,000	$4,412,357	$4,589,043	$176,686
Euro	03/16/09	8,125,000	11,438,372	10,394,953	(1,043,419)
Japanese Yen	03/16/09	933,573,000	10,152,351	10,402,844	250,493
New Zealand Dollar	03/16/09	1,657,000	891,466	837,656	(53,810)
South African Rand	02/06/09	3,630,000	355,760	355,512	(248)
Swedish Krone	03/16/09	49,277,000	6,124,341	5,890,620	(233,721)

Total Long Contracts			$33,374,647	$32,470,628	$(904,019)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Large Cap Value Fund

		Market
	Shares	Value
Common Stocks 99.7%
Aerospace & Defense 2.0%
General Dynamics Corp.	1,600	$90,768
Northrop Grumman Corp.	4,200	202,104

		292,872

Air Freight & Logistics 0.6%
FedEx Corp.	1,800	91,692

Airline 0.6%
Southwest Airlines Co.	12,800	89,984

Beverages 1.3%
Brown-Forman Corp., Class B	2,200	99,902
PepsiAmericas, Inc.	5,200	83,876

		183,778

Biotechnology 1.6%
Amgen, Inc. *	4,200	230,370

Building Products 0.4%
Armstrong World Industries, Inc.	3,800	63,004

Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	4,200	108,108
Goldman Sachs Group, Inc. (The)	1,400	113,022
Morgan Stanley	8,500	171,955
State Street Corp.	4,300	100,061

		493,146

Chemicals 1.8%
Ashland, Inc.	6,600	52,932
Cytec Industries, Inc.	3,200	65,408
Dow Chemical Co. (The)	5,000	57,950
E.I. Du Pont de Nemours & Co.	3,400	78,064

		254,354

Commercial Banks 4.3%
PNC Financial Services Group, Inc.	1,700	55,284
U.S. Bancorp	7,700	114,268
Valley National Bancorp	6,300	82,026
Wells Fargo & Co.	19,600	370,440

		622,018

Commercial Services & Supplies 0.6%
Copart, Inc. *	3,700	89,133

Computers & Peripherals 1.2%
International Business Machines Corp.	1,900	174,135

Consumer Finance 0.3%
Capital One Financial Corp.	2,400	38,016

Containers & Packaging 0.6%
AptarGroup, Inc.	3,000	92,460

Diversified Financial Services 4.5%
Bank of America Corp.	19,718	129,745
Citigroup, Inc.	14,660	52,043
JPMorgan Chase & Co.	18,328	467,547

		649,335

Diversified Telecommunication Services 6.8%
AT&T, Inc.	24,752	609,394
Verizon Communications, Inc.	12,300	367,401

		976,795

Electric Utilities 3.7%
American Electric Power Co., Inc.	7,300	228,855
Hawaiian Electric Industries, Inc.	7,400	160,432
Southern Co.	4,100	137,145

		526,432

Electronic Equipment & Instruments 0.7%
FLIR Systems, Inc. *	3,900	97,383

Energy Equipment & Services 1.2%
ENSCO International, Inc.	3,100	84,816
National Oilwell Varco, Inc. *	3,100	81,964

		166,780

Food & Staples Retailing 1.4%
CVS Caremark Corp.	4,100	110,208
Wal-Mart Stores, Inc.	1,800	84,816

		195,024

Food Products 3.2%
Archer-Daniels-Midland Co.	6,600	180,708
Campbell Soup Co.	4,700	142,739
Kraft Foods, Inc., Class A	5,000	140,250

		463,697

Health Care Equipment & Supplies 1.0%
STERIS Corp.	5,300	140,980

Health Care Providers & Services 1.8%
CIGNA Corp.	5,500	95,480
McKesson Corp.	1,900	83,980
WellPoint, Inc. *	2,000	82,900

		262,360

Hotels, Restaurants & Leisure 0.3%
Royal Caribbean Cruises Ltd.	6,500	42,185

Household Durables 1.3%
Snap-on, Inc.	2,900	87,522
Whirlpool Corp.	2,800	93,604

		181,126

Household Products 3.6%
Procter & Gamble Co.	9,600	523,200

Industrial Conglomerates 3.6%
Carlisle Cos., Inc.	6,200	115,754
General Electric Co.	33,500	406,355

		522,109

Insurance 4.8%
Aon Corp.	4,400	163,020
Assurant, Inc.	3,800	100,320
Chubb Corp.	3,100	131,998
Marsh & McLennan Cos., Inc.	5,200	100,516
Progressive Corp. (The) *	7,000	85,050
Unum Group	8,200	116,112

		697,016

Leisure Equipment & Products 0.8%
Mattel, Inc.	7,600	107,844

Machinery 0.4%
Manitowoc Co., Inc. (The)	11,100	61,050

Media 3.2%
Comcast Corp., Class A	11,000	161,150
News Corp., Class A	11,300	72,207
Time Warner, Inc.	16,100	150,213
Walt Disney Co. (The)	3,600	74,448

		458,018

Multi-Utility 3.4%
CMS Energy Corp.	19,700	231,475
SCANA Corp.	4,900	168,021
Sempra Energy	1,900	83,296

		482,792

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Large Cap Value Fund

		Market
	Shares	Value
Multiline Retail 0.7%
Target Corp.	3,000	93,600

Natural Gas Utility 0.6%
ONEOK, Inc.	2,900	84,738

Oil, Gas & Consumable Fuels 17.8%
Chevron Corp.	10,700	754,564
ConocoPhillips	8,800	418,264
Exxon Mobil Corp.	12,000	917,760
Marathon Oil Corp.	4,200	114,366
Occidental Petroleum Corp.	3,000	163,650
Valero Energy Corp.	8,100	195,372

		2,563,976

Paper & Forest Products 0.4%
International Paper Co.	6,100	55,632

Pharmaceuticals 9.9%
Eli Lilly & Co.	3,000	110,460
Johnson & Johnson	11,400	657,666
Pfizer, Inc.	29,700	433,026
Wyeth	5,300	227,741

		1,428,893

Real Estate Investment Trusts 2.4%
Brandywine Realty Trust	8,700	51,939
Plum Creek Timber Co., Inc.	2,800	86,156
Vornado Realty Trust	2,000	101,620
Weingarten Realty Investors	6,700	108,473

		348,188

Semiconductors & Semiconductor Equipment 0.9%
Intel Corp.	10,000	129,000

Specialty Retail 1.4%
Lowe’s Cos., Inc.	6,500	118,755
RadioShack Corp.	7,800	89,388

		208,143

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	5,300	61,480

Tobacco 0.8%
Altria Group, Inc.	6,600	109,164

Total Common Stocks (cost $20,848,529)		14,351,902

	Principal	Market
	Amount	Value
Repurchase Agreement 0.1%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $13,855, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $14,132	$13,855	$13,855

Total Repurchase Agreement (cost $13,855)		13,855

Total Investments (cost $20,862,384) (a) — 99.8%		14,365,757

Other assets in excess of liabilities — 0.2%		28,807

NET ASSETS — 100.0%		$14,394,564

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Micro Cap Equity Fund

		Market
	Shares	Value
Common Stocks 114.8%
Aerospace & Defense 1.6%
LMI Aerospace, Inc. *	12,234	$138,122

Commercial Banks 1.8%
Cardinal Financial Corp.	27,913	154,917

Communications Equipment 7.2%
Airvana, Inc. *	20,600	104,854
Cogo Group, Inc. *	34,149	228,115
DG FastChannel, Inc. *	7,000	101,430
Globecomm Systems, Inc. *	35,000	179,550

		613,949

Computers & Peripherals 1.5%
TransAct Technologies, Inc. *	33,000	129,360

Construction & Engineering 1.7%
MYR Group, Inc. *	10,000	144,000

Consumer Finance 2.0%
World Acceptance Corp. *	8,700	166,605

Distributors 1.8%
Titan Machinery, Inc. *	15,173	154,006

Diversified Financial Services 2.4%
Medallion Financial Corp.	30,000	202,800

Electronic Equipment & Instruments 9.9%
Iteris, Inc. *	150,000	210,000
PC Mall, Inc. *	60,000	238,200
Spectrum Control, Inc. *	27,780	201,127
TTM Technologies, Inc. *	32,808	197,833

		847,160

Energy Equipment & Services 4.0%
ENGlobal Corp. *	45,000	139,500
OMNI Energy Services Corp. *	48,707	56,500
Willbros Group, Inc. *	15,278	148,808

		344,808

Food Products 2.9%
American Italian Pasta Co., Class A *	6,400	151,168
Omega Protein Corp. *	25,000	95,500

		246,668

Health Care Equipment & Supplies 13.9%
Anika Therapeutics, Inc. *	40,000	163,200
Cantel Medical Corp. *	9,000	134,910
CryoLife, Inc. *	19,000	156,560
Neogen Corp. *	6,400	167,488
RTI Biologics, Inc. *	45,473	111,409
Trinity Biotech PLC ADR — IE*	100,800	181,440
Vascular Solutions, Inc. *	14,500	133,400
VNUS Medical Technologies, Inc. *	8,800	140,888

		1,189,295

Health Care Providers & Services 5.6%
Allied Healthcare International, Inc. *	200,000	198,000
Bio-Reference Labs, Inc. *	3,934	95,990
Health Grades, Inc. *	80,000	187,200

		481,190

Health Care Technology 2.4%
Transcend Services, Inc. *	20,000	203,600

Hotels, Restaurants & Leisure 1.1%
Famous Dave’s of America, Inc. *	30,000	91,800

Household Products 1.6%
Central Garden & Pet Co. *	22,827	137,875

Insurance 4.3%
21st Century Holding Co.	35,000	147,700
Meadowbrook Insurance Group, Inc.	20,000	121,400
SeaBright Insurance Holdings, Inc. *	9,500	98,515

		367,615

Internet Software & Services 2.1%
Web.com Group, Inc. *	60,000	180,000

Leisure Equipment & Products 1.4%
Summer Infant, Inc. *	55,000	121,000

Life Sciences Tools & Services 1.5%
MEDTOX Scientific, Inc. *	20,000	126,800

Machinery 3.1%
China Fire & Security Group, Inc. *	23,300	154,246
Flow International Corp. *	73,100	113,305

		267,551

Marine 2.8%
Eagle Bulk Shipping, Inc.	19,300	103,062
Horizon Lines, Inc., Class A	40,000	137,600

		240,662

Oil, Gas & Consumable Fuels 0.9%
Abraxas Petroleum Corp. *	69,485	75,739

Pharmaceuticals 0.1%
ISTA Pharmaceuticals, Inc. *	11,106	11,550

Professional Services 4.9%
GP Strategies Corp. *	31,000	121,210
Hill International, Inc. *	21,200	116,600
On Assignment, Inc. *	39,400	182,422

		420,232

Road & Rail 3.4%
Celadon Group, Inc. *	22,959	179,539
USA Truck, Inc. *	7,800	112,476

		292,015

Semiconductors & Semiconductor Equipment 5.5%
NVE Corp. *	7,000	227,360
RF Micro Devices, Inc. *	140,000	151,200
Techwell, Inc. *	16,000	90,400

		468,960

Software 9.8%
Double-Take Software, Inc. *	20,000	151,400
Radiant Systems, Inc. *	46,200	159,852
Smith Micro Software, Inc. *	45,000	238,500
VASCO Data Security International, Inc. *	13,000	88,140
Versant Corp. *	13,000	197,600

		835,492

Specialty Retail 4.2%
Lumber Liquidators, Inc. *	17,000	150,790
Wet Seal, Inc. (The), Class A *	80,000	208,800

		359,590

Textiles, Apparel & Luxury Goods 9.4%
Fuqi International, Inc. *	26,800	127,300
G-III Apparel Group Ltd. *	30,000	165,000
Iconix Brand Group, Inc. *	20,000	165,400
Quiksilver, Inc. *	94,194	197,807
Volcom, Inc. *	17,200	142,588

		798,095

Total Common Stocks (cost $16,149,752)		9,811,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Micro Cap Equity Fund

	Principal	Market
	Amount	Value
Repurchase Agreement 2.2%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $188,097, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $191,855	$188,093	$188,093
Total Repurchase Agreement (cost $188,093)		188,093

Total Investments (cost $16,337,845) (a) — 117.0%		9,999,549
Liabilities in excess of other assets — (17.0)%		(1,451,592)

NET ASSETS — 100.0%		$8,547,957

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

ADR	American Depositary Receipt

IE	Ireland

Ltd	Limited

PLC	Public Limited Co.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Mid Cap Growth Fund

		Market
	Shares	Value
Common Stocks 97.7%
Aerospace & Defense 3.8%
L-3 Communications Holdings, Inc.	650	$51,363
Rockwell Collins, Inc.	670	25,246

		76,609

Air Freight & Logistics 1.4%
CH Robinson Worldwide, Inc.	200	9,196
Expeditors International of Washington, Inc.	700	19,467

		28,663

Beverages 1.6%
Central European Distribution Corp. *	260	3,146
Hansen Natural Corp. *	900	30,150

		33,296

Capital Markets 1.6%
Affiliated Managers Group, Inc. *	160	6,430
Northern Trust Corp.	220	12,655
T. Rowe Price Group, Inc.	500	13,790

		32,875

Chemicals 4.5%
Airgas, Inc.	960	33,897
Albemarle Corp.	720	16,020
Ecolab, Inc.	1,230	41,771

		91,688

Commercial Services & Supplies 3.9%
Pitney Bowes, Inc.	750	16,695
Republic Services, Inc.	850	21,981
Stericycle, Inc. *	800	39,136

		77,812

Communications Equipment 5.2%
F5 Networks, Inc. *	890	19,731
Harris Corp.	1,950	84,416

		104,147

Computers & Peripherals 0.9%
NetApp, Inc. *	1,290	19,131

Construction & Engineering 2.7%
Aecom Technology Corp. *	1,530	38,724
Jacobs Engineering Group, Inc. *	200	7,734
URS Corp. *	250	8,513

		54,971

Containers & Packaging 2.5%
Ball Corp.	1,340	51,376

Distributors 1.2%
LKQ Corp. *	2,010	23,216

Diversified Consumer Services 4.2%
Apollo Group, Inc., Class A *	450	36,657
ITT Educational Services, Inc. *	385	47,166

		83,823

Diversified Financial Services 1.0%
Interactive Brokers Group, Inc., Class A *	1,280	19,546

Electric Utility 1.2%
Allegheny Energy, Inc.	710	23,600

Electrical Equipment 0.6%
Ametek, Inc.	400	12,784

Electronic Equipment & Instruments 4.0%
Amphenol Corp., Class A	1,230	32,165
Dolby Laboratories, Inc., Class A *	870	22,237
Mettler-Toledo International, Inc. *	380	25,300

		79,702

Energy Equipment & Services 3.9%
FMC Technologies, Inc. *	580	17,162
IHS, Inc., Class A *	750	32,850
Smith International, Inc.	600	13,620
Superior Energy Services, Inc. *	950	14,801

		78,433

Health Care Equipment & Supplies 9.2%
C.R. Bard, Inc.	550	47,063
Intuitive Surgical, Inc. *	120	12,388
ResMed, Inc. *	690	27,531
St. Jude Medical, Inc. *	1,810	65,830
Varian Medical Systems, Inc. *	870	32,303

		185,115

Health Care Providers & Services 3.9%
Express Scripts, Inc. *	750	40,320
Laboratory Corp. of America Holdings *	350	20,720
Mednax, Inc. *	500	16,785

		77,825

Hotels, Restaurants & Leisure 3.3%
Burger King Holdings, Inc.	1,820	40,495
Penn National Gaming, Inc. *	1,360	25,364

		65,859

Household Durables 0.5%
Jarden Corp. *	975	10,169

Household Products 1.5%
Church & Dwight Co., Inc.	580	30,873

Information Technology Services 5.7%
Alliance Data Systems Corp. *	810	33,688
Cognizant Technology Solutions Corp., Class A *	1,020	19,105
Fiserv, Inc. *	1,630	51,752
Paychex, Inc.	400	9,716

		114,261

Insurance 3.6%
Brown & Brown, Inc.	1,360	26,017
W.R. Berkley Corp.	1,745	46,207

		72,224

Machinery 0.4%
Bucyrus International, Inc.	500	7,750

Media 2.7%
John Wiley & Sons, Inc., Class A	1,540	54,562

Oil, Gas & Consumable Fuels 4.4%
Continental Resources, Inc. *	780	16,123
Range Resources Corp.	350	12,544
Southwestern Energy Co. *	700	22,155
XTO Energy, Inc.	1,047	38,833

		89,655

Personal Products 2.3%
Alberto-Culver Co.	1,930	47,208

Professional Services 2.2%
Dun & Bradstreet Corp.	590	44,840

Road & Rail 0.7%
J.B. Hunt Transport Services, Inc.	660	14,698

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Mid Cap Growth Fund

		Market
	Shares	Value
Semiconductors & Semiconductor Equipment 2.6%
Broadcom Corp., Class A *	1,550	24,567
Marvell Technology Group Ltd. *	3,140	22,891
MEMC Electronic Materials, Inc. *	310	4,216

		51,674

Software 2.3%
FactSet Research Systems, Inc.	450	17,910
Intuit, Inc. *	1,260	28,539

		46,449

Specialty Retail 3.8%
Advance Auto Parts, Inc.	650	21,274
Bed Bath & Beyond, Inc. *	550	12,777
GameStop Corp., Class A *	1,100	27,258
Guess?, Inc.	500	8,045
Sherwin-Williams Co. (The)	150	7,163

		76,517

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc. *	1,050	15,330

Thrifts & Mortgage Finance 0.8%
Hudson City Bancorp, Inc.	1,400	16,240

Trading Companies & Distributors 2.1%
Fastenal Co.	1,240	42,383

Wireless Telecommunication Services 0.7%
NII Holdings, Inc. *	740	14,356

Total Common Stocks (cost $2,446,916)		1,969,660

	Principal	Market
	Amount	Value
Repurchase Agreement 2.4%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $48,814, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $49,789	$48,813	$48,813

Total Repurchase Agreement (cost $48,813)		48,813

Total Investments (cost $2,495,729) (a) — 100.1%		2,018,473
Liabilities in excess of other assets — (0.1)%		(1,066)

NET ASSETS — 100.0%		$2,017,407

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

CH	Switzerland

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 1.3%
Allied Defense Group, Inc. (The) *	400	$2,756
Argon ST, Inc. *	1,200	22,968
Ceradyne, Inc. *	2,600	59,332
Ducommun, Inc.	1,300	24,622
Esterline Technologies Corp. *	2,300	83,007
Ladish Co., Inc. *	2,000	22,740
Sparton Corp. *	400	748
Triumph Group, Inc.	1,000	45,280

		261,453

Air Freight & Logistics 0.1%
Atlas Air Worldwide Holdings, Inc. *	500	7,255
Park-Ohio Holdings Corp. *	1,100	4,048

		11,303

Airlines 0.6%
JetBlue Airways Corp. *	12,500	70,375
SkyWest, Inc.	2,600	40,690

		111,065

Auto Components 0.4%
ArvinMeritor, Inc.	400	700
Modine Manufacturing Co.	2,900	7,946
Shiloh Industries, Inc.	1,577	3,627
Spartan Motors, Inc.	1,800	7,812
Standard Motor Products, Inc.	1,600	3,760
Stoneridge, Inc. *	1,400	2,744
Superior Industries International, Inc.	3,100	31,837
Tenneco, Inc. *	2,500	4,600
TRW Automotive Holdings Corp. *	5,700	17,613

		80,639

Beverages 0.9%
Constellation Brands, Inc., Class A *	10,900	158,268
PepsiAmericas, Inc.	1,200	19,356

		177,624

Biotechnology 0.4%
Anadys Pharmaceuticals, Inc. *	1,300	6,773
Celera Corp. *	6,100	51,484
Lexicon Pharmaceuticals, Inc. *	7,400	8,806
MediciNova, Inc. *	500	1,125
Trimeris, Inc.	1,600	1,632
Vical, Inc. *	2,100	4,053

		73,873

Building Products 1.0%
American Woodmark Corp.	1,300	19,565
Ameron International Corp.	1,000	49,850
Builders FirstSource, Inc. *	456	561
Gibraltar Industries, Inc.	2,600	26,598
Insteel Industries, Inc.	1,000	7,700
NCI Building Systems, Inc. *	1,500	17,385
Simpson Manufacturing Co., Inc.	1,800	36,126
U.S. Home Systems, Inc. *	700	1,127
Universal Forest Products, Inc.	1,500	31,500

		190,412

Capital Markets 1.4%
Broadpoint Securities Group, Inc. *	1,600	3,600
Capital Southwest Corp.	350	32,081
Cowen Group, Inc. *	1,600	9,200
E*Trade Financial Corp. *	35,800	40,812
FirstCity Financial Corp. *	1,000	2,980
Harris & Harris Group, Inc. *	2,900	10,179
KBW, Inc. *	1,200	22,536
Knight Capital Group, Inc., Class A *	5,200	93,756
Penson Worldwide, Inc. *	3,200	19,136
Sanders Morris Harris Group, Inc.	2,800	11,648
SWS Group, Inc.	1,400	20,510
Thomas Weisel Partners Group, Inc. *	3,048	9,418

		275,856

Chemicals 2.9%
American Pacific Corp. *	600	4,698
Arch Chemicals, Inc.	1,000	22,410
Ashland, Inc.	3,400	27,268
Cabot Corp.	5,300	70,808
Chemtura Corp.	13,700	10,275
Cytec Industries, Inc.	2,600	53,144
Ferro Corp.	1,800	7,128
GenTek, Inc. *	600	8,190
H.B. Fuller Co.	1,800	25,146
ICO, Inc. *	3,200	8,480
Kronos Worldwide, Inc.	900	12,825
Minerals Technologies, Inc.	1,000	37,810
OM Group, Inc. *	1,800	34,884
Penford Corp.	1,000	8,660
PolyOne Corp. *	7,100	14,555
Quaker Chemical Corp.	1,000	11,410
Rockwood Holdings, Inc. *	700	5,257
Sensient Technologies Corp.	1,800	38,700
Spartech Corp.	3,200	10,144
Valspar Corp.	5,900	102,365
Westlake Chemical Corp.	5,000	68,350

		582,507

Commercial Banks 11.1%
1st Source Corp.	1,400	24,920
Amcore Financial, Inc. *	1,335	1,856
Ameris Bancorp	1,700	13,022
AmeriServ Financial, Inc.	1,800	3,294
Appalachian Bancshares, Inc. *	400	720
BancorpSouth, Inc.	6,300	119,070
BancTrust Financial Group, Inc.	900	7,983
Bank of Florida Corp. *	1,000	3,090
Bank of Granite Corp.	1,200	3,768
Banner Corp.	1,900	5,985
Boston Private Financial Holdings, Inc.	8,101	38,156
Cadence Financial Corp.	1,000	4,330
Capital City Bank Group, Inc.	1,500	24,030
Capitol Bancorp Ltd.	800	4,808
Cardinal Financial Corp.	1,900	10,545
Cascade Financial Corp.	747	2,323
Center Financial Corp.	1,700	8,160
Central Jersey Bancorp *	700	4,732
Central Pacific Financial Corp.	3,200	21,536
Chemical Financial Corp.	1,300	29,640
Citizens Republic Bancorp, Inc. *	16,000	18,400
CoBiz Financial, Inc.	1,300	6,175
Colonial BancGroup, Inc. (The)	1,200	948
Columbia Banking System, Inc.	1,600	14,240
Comerica, Inc.	1,814	30,221
Community Bank System, Inc.	1,200	21,540
Community Trust Bancorp, Inc.	1,000	27,970
Crescent Financial Corp. *	300	1,053
East West Bancorp, Inc.	4,200	39,858
Enterprise Financial Services Corp.	963	10,112
First Bancorp North Carolina	1,500	21,585
First Busey Corp.	3,200	28,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
First Community Bancshares, Inc.	300	5,163
First Financial Bancorp	3,200	25,984
First Horizon National Corp. *	11,300	107,576
First Regional Bancorp *	500	1,600
First Security Group, Inc.	900	3,933
First South Bancorp, Inc.	700	5,747
FirstMerit Corp.	1,800	29,106
FNB Corp.	1,000	2,930
Fulton Financial Corp.	9,400	65,988
German American Bancorp	1,000	11,000
Great Southern Bancorp, Inc.	1,000	10,600
Green Bankshares, Inc.	1,710	16,912
Guaranty Bancorp *	5,200	7,904
Hampton Roads Bankshares, Inc.	670	5,735
Harleysville National Corp.	2,630	24,485
Heartland Financial USA, Inc.	1,400	19,278
Heritage Commerce Corp.	1,300	9,373
IBERIABANK Corp.	1,000	42,390
Independent Bank Corp. Massachusetts	1,200	22,248
Independent Bank Corp. Michigan	1,100	1,749
Integra Bank Corp.	900	1,449
Lakeland Bancorp, Inc.	1,828	14,277
Macatawa Bank Corp.	800	2,168
MainSource Financial Group, Inc.	1,600	15,632
MB Financial, Inc.	2,700	44,118
MBT Financial Corp.	700	1,841
Mercantile Bank Corp.	1,100	5,192
Nara Bancorp, Inc.	2,300	13,593
National Penn Bancshares, Inc.	6,100	59,048
NBT Bancorp, Inc.	1,300	29,692
NewBridge Bancorp	1,500	3,300
North Valley Bancorp	390	1,455
Old National Bancorp	3,500	44,555
Old Second Bancorp, Inc.	1,000	8,940
Pacific Capital Bancorp	1,800	19,098
Pacific Mercantile Bancorp	1,000	4,200
PacWest Bancorp	1,500	25,365
Peoples Bancorp, Inc.	1,000	10,070
Pinnacle Financial Partners, Inc. *	500	11,815
Preferred Bank	1,200	6,684
PrivateBancorp, Inc.	700	10,206
Prosperity Bancshares, Inc.	257	6,952
Provident Bankshares Corp.	4,000	25,680
Renasant Corp.	1,800	21,798
S&T Bancorp, Inc.	1,300	33,059
Sandy Spring Bancorp, Inc.	1,000	14,120
SCBT Financial Corp.	600	16,116
Seacoast Banking Corp. of Florida	1,800	8,262
Simmons First National Corp., Class A	800	19,712
Smithtown Bancorp, Inc.	700	9,646
Somerset Hills Bancorp	400	2,456
South Financial Group, Inc. (The)	9,300	17,484
Southern Community Financial Corp.	1,400	5,054
Southwest Bancorp, Inc.	1,700	17,816
State Bancorp, Inc.	1,000	6,000
StellarOne Corp.	2,000	26,080
Sterling Bancshares, Inc.	8,500	47,260
Sterling Financial Corp. *	1,300	2,405
Sun Bancorp, Inc. *	347	1,964
Susquehanna Bancshares, Inc.	3,400	37,400
Synovus Financial Corp.	16,200	64,152
Taylor Capital Group, Inc.	1,000	6,390
Texas Capital Bancshares, Inc. *	600	6,774
TIB Financial Corp.	1,133	4,509
Trustmark Corp.	300	6,090
UCBH Holdings, Inc.	7,400	17,242
Umpqua Holdings Corp.	4,000	39,200
Union Bankshares Corp.	1,200	18,756
United Bankshares, Inc.	200	4,198
United Community Banks, Inc.	1,808	9,311
Univest Corp. of Pennsylvania	1,100	25,190
Virginia Commerce Bancorp *	1,100	4,587
Washington Trust Bancorp, Inc.	300	4,908
Webster Financial Corp.	3,500	14,630
WesBanco, Inc.	2,300	47,518
Western Alliance Bancorp *	4,500	34,245
Whitney Holding Corp.	8,069	104,816
Wilshire Bancorp, Inc.	1,600	10,976
Wintrust Financial Corp.	3,000	40,110
Yadkin Valley Financial Corp.	900	8,271
Zions Bancorp	6,400	95,488

		2,191,094

Commercial Services & Supplies 1.9%
ABM Industries, Inc.	2,700	40,095
ATC Technology Corp. *	500	6,525
Bowne & Co., Inc.	1,518	4,250
Comfort Systems U.S.A., Inc.	2,200	22,506
Cornell Cos., Inc. *	800	12,208
Ennis, Inc.	3,000	33,570
G & K Services, Inc., Class A	1,100	20,295
Geo Group, Inc. (The) *	1,000	14,800
ICT Group, Inc. *	700	2,716
Intersections, Inc. *	1,000	3,720
Kimball International, Inc., Class B	1,630	11,231
M & F Worldwide Corp. *	900	9,540
McGrath Rentcorp	1,400	29,358
Mobile Mini, Inc. *	3,800	48,032
Multi-Color Corp.	700	7,700
RR Donnelley & Sons Co.	1,300	12,688
Schawk, Inc.	2,400	19,536
Steelcase, Inc., Class A	3,000	12,960
Sunair Services Corp. *	1,100	1,650
Superior Uniform Group, Inc.	300	2,394
SYKES Enterprises, Inc. *	800	13,368
United Stationers, Inc. *	500	14,005
Viad Corp.	1,600	35,568
Virco Manufacturing Corp.	900	1,863
WCA Waste Corp. *	114	243

		380,821

Communications Equipment 2.8%
3Com Corp. *	6,300	14,679
Arris Group, Inc. *	9,300	66,216
Avocent Corp. *	3,400	48,790
Aware, Inc. *	1,300	2,912
Bel Fuse, Inc., Class B	900	13,716
CommScope, Inc. *	800	11,536
Communications Systems, Inc.	700	5,180
Digi International, Inc. *	2,600	19,760
EMS Technologies, Inc. *	1,200	28,800
Emulex Corp. *	1,700	9,707
Endwave Corp. *	800	1,600
Extreme Networks, Inc. *	2,700	4,779
Globecomm Systems, Inc. *	2,300	11,799
Harris Stratex Networks, Inc., Class A *	3,000	20,700
Ixia *	1,600	8,512
JDS Uniphase Corp. *	2,400	8,712
KVH Industries, Inc. *	1,000	5,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Loral Space & Communications, Inc. *	300	3,963
Network Equipment Technologies, Inc. *	1,500	4,695
Occam Networks, Inc. *	2,100	5,544
Oplink Communications, Inc. *	1,676	11,849
Opnext, Inc. *	5,731	13,640
Optical Cable Corp. *	300	852
Orbcomm, Inc. *	2,300	3,772
PC-Tel, Inc.	1,200	7,752
Performance Technologies, Inc. *	521	1,646
Plantronics, Inc.	1,600	16,240
SCM Microsystems, Inc. *	700	1,757
Seachange International, Inc. *	2,300	13,616
Sycamore Networks, Inc. *	22,200	52,170
Symmetricom, Inc. *	1,500	5,565
Tekelec *	1,100	13,662
Tellabs, Inc. *	22,200	91,686
Tollgrade Communications, Inc. *	1,200	6,912
UTStarcom, Inc. *	12,400	18,228

		556,697

Computers & Peripherals 0.6%
Actividentity Corp. *	2,500	5,575
Adaptec, Inc. *	10,700	29,853
Avid Technology, Inc. *	1,300	13,013
Electronics for Imaging, Inc. *	3,400	30,226
Imation Corp.	2,900	28,246
Intevac, Inc. *	1,900	8,322
Presstek, Inc. *	2,000	4,320

		119,555

Construction & Engineering 1.0%
Dycom Industries, Inc. *	4,000	27,240
EMCOR Group, Inc. *	3,000	61,770
Great Lakes Dredge & Dock Corp.	4,900	16,366
Insituform Technologies, Inc., Class A *	2,400	45,024
Integrated Electrical Services, Inc. *	800	6,616
Layne Christensen Co. *	500	7,890
Pike Electric Corp. *	1,800	20,250
Sterling Construction Co., Inc. *	500	8,960

		194,116

Construction Materials 0.2%
Headwaters, Inc. *	4,700	21,291
U.S. Concrete, Inc. *	3,500	9,730

		31,021

Consumer Finance 0.6%
Advanta Corp., Class A	1,300	780
Advanta Corp., Class B	3,100	2,418
AmeriCredit Corp. *	8,800	41,448
Cash America International, Inc.	700	12,796
CompuCredit Corp. *	6,100	19,520
Consumer Portfolio Services, Inc. *	1,500	795
Nelnet, Inc., Class A	3,300	45,606
Rewards Network, Inc. *	1,400	3,696
United PanAm Financial Corp. *	100	107

		127,166

Containers & Packaging 1.0%
Bemis Co., Inc.	5,400	121,878
BWAY Holding Co. *	1,400	11,844
Graphic Packaging Holding Co. *	15,800	13,746
Myers Industries, Inc.	2,800	17,556
Rock-Tenn Co., Class A	700	21,819
Temple-Inland, Inc.	1,000	5,670

		192,513

Distributors 0.1%
Core-Mark Holding Co., Inc. *	1,200	22,008
Diversified Consumer Services 0.5%
Carriage Services, Inc. *	1,570	3,470
Collectors Universe	1,100	4,224
Mac-Gray Corp. *	100	620
Regis Corp.	3,300	37,125
Service Corp. International	12,000	54,600
Stewart Enterprises, Inc., Class A	2,300	7,866

		107,905

Diversified Financial Services 0.7%
Asset Acceptance Capital Corp. *	1,700	7,123
Compass Diversified Holdings	597	6,454
Encore Capital Group, Inc. *	2,700	14,202
Financial Federal Corp.	1,000	21,720
Marlin Business Services, Inc. *	356	1,413
Medallion Financial Corp.	1,852	12,519
NewStar Financial, Inc. *	4,300	12,728
PHH Corp. *	4,100	45,305
Pico Holdings, Inc. *	500	12,710
Portfolio Recovery Associates, Inc. *	500	11,795

		145,969

Diversified Telecommunication Services 1.1%
Arbinet-thexchange, Inc.	1,400	2,352
CenturyTel, Inc.	6,000	162,840
Consolidated Communications Holdings, Inc.	1,600	18,016
D&E Communications, Inc.	1,000	6,990
FairPoint Communications, Inc.	600	1,638
General Communication, Inc., Class A *	4,400	28,908
iBasis, Inc. *	2,700	2,484

		223,228

Electrical Equipment 1.4%
A.O. Smith Corp.	1,700	46,716
Baldor Electric Co.	500	7,005
Belden, Inc.	3,400	44,404
BTU International, Inc. *	700	2,786
Coleman Cable, Inc. *	1,200	4,200
Encore Wire Corp.	2,300	37,973
EnerSys *	2,400	21,864
LSI Industries, Inc.	1,600	7,280
Magnetek, Inc. *	600	1,200
Regal-Beloit Corp.	1,700	57,732
Thomas & Betts Corp. *	2,200	47,058

		278,218

Electronic Equipment & Instruments 5.6%
Arrow Electronics, Inc. *	4,900	93,443
Avnet, Inc. *	6,100	120,902
AVX Corp.	9,300	84,816
Benchmark Electronics, Inc. *	5,200	61,048
Brightpoint, Inc. *	4,988	23,344
Checkpoint Systems, Inc. *	3,400	30,430
Cognex Corp.	2,300	30,038
CPI International, Inc. *	1,301	9,979
CyberOptics Corp. *	400	2,244
DDi Corp. *	1,100	3,718
Electro Rent Corp.	2,300	24,380
FARO Technologies, Inc. *	900	13,518
Frequency Electronics, Inc. *	1,000	3,150
Gerber Scientific, Inc. *	1,400	4,396

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
GTSI Corp. *	1,000	5,100
I.D. Systems, Inc. *	529	2,026
Ingram Micro, Inc., Class A *	9,300	114,111
Intelli-Check — Mobilisa, Inc. *	1,000	1,200
Jabil Circuit, Inc.	7,600	44,232
Keithley Instruments, Inc.	1,200	4,164
L-1 Identity Solutions, Inc. *	5,900	42,775
Lecroy Corp. *	1,000	2,300
Littelfuse, Inc. *	1,200	18,360
LoJack Corp. *	1,300	4,940
Mercury Computer Systems, Inc. *	1,200	7,164
Methode Electronics, Inc.	4,500	20,790
Multi-Fineline Electronix, Inc. *	1,400	25,942
Napco Security Technologies *	1,700	1,921
Nu Horizons Electronics Corp. *	1,000	1,570
OSI Systems, Inc. *	1,500	21,945
PAR Technology Corp. *	1,300	5,889
Park Electrochemical Corp.	500	8,775
PC Connection, Inc. *	300	1,467
PC Mall, Inc. *	1,300	5,161
Perceptron, Inc. *	700	2,380
Plexus Corp. *	2,500	36,150
RadiSys Corp. *	2,700	12,771
Richardson Electronics Ltd.	1,400	5,222
Rogers Corp. *	500	12,250
ScanSource, Inc. *	600	11,232
Spectrum Control, Inc. *	1,000	7,240
SYNNEX Corp. *	2,500	38,375
Tech Data Corp. *	3,600	65,196
Technitrol, Inc.	1,925	4,235
TESSCO Technologies, Inc. *	400	2,924
TTM Technologies, Inc. *	4,200	25,326
Vicon Industries, Inc. *	371	2,129
Vishay Intertechnology, Inc. *	9,600	28,416
X-Rite, Inc. *	1,600	2,128
Zygo Corp. *	1,600	9,152

		1,110,364

Energy Equipment & Services 1.7%
Allis-Chalmers Energy, Inc. *	3,000	10,800
Bristow Group, Inc. *	1,800	43,542
Bronco Drilling Co., Inc. *	1,400	7,392
Cal Dive International, Inc. *	1,400	8,876
Geokinetics, Inc. *	800	2,632
Gulf Island Fabrication, Inc.	1,000	12,590
Hornbeck Offshore Services, Inc. *	1,400	24,836
Mitcham Industries, Inc. *	700	2,534
Newpark Resources, Inc. *	2,000	8,420
OMNI Energy Services Corp. *	1,400	1,624
Parker Drilling Co. *	1,500	3,180
Patterson-UTI Energy, Inc.	579	5,535
PHI, Inc., Non-Voting Shares *	1,000	12,020
Pioneer Drilling Co. *	3,000	14,910
Rowan Cos., Inc.	3,000	37,980
SEACOR Holdings, Inc. *	1,300	84,552
Superior Well Services, Inc. *	1,900	17,461
Trico Marine Services, Inc. *	1,000	6,220
Union Drilling, Inc. *	1,200	5,496
Unit Corp. *	1,300	32,422

		343,022

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	1,600	26,224
Casey’s General Stores, Inc.	1,300	27,625
Ruddick Corp.	2,600	62,530
Weis Markets, Inc.	2,100	65,331
Winn-Dixie Stores, Inc. *	4,100	56,334

		238,044

Food Products 2.6%
B&G Foods, Inc., Class A	4,700	21,808
Chiquita Brands International, Inc. *	3,300	46,134
Corn Products International, Inc.	1,300	30,095
Del Monte Foods Co.	10,900	72,594
Farmer Bros Co.	1,300	26,468
Hain Celestial Group, Inc. *	2,100	31,962
Imperial Sugar Co.	1,000	11,360
J.M. Smucker Co. (The)	1,600	72,240
John B. Sanfilippo & Son, Inc. *	300	1,650
Sanderson Farms, Inc.	500	18,090
Smart Balance, Inc. *	4,700	34,169
Smithfield Foods, Inc. *	7,700	91,399
Tasty Baking Co.	700	2,870
TreeHouse Foods, Inc. *	2,400	63,336

		524,175

Health Care Equipment & Supplies 1.9%
Advanced Medical Optics, Inc. *	1,200	26,364
Alphatec Holdings, Inc. *	745	1,617
Analogic Corp.	500	12,500
AngioDynamics, Inc. *	2,400	32,640
Anika Therapeutics, Inc. *	100	408
Cantel Medical Corp. *	1,000	14,990
Cardiac Science Corp. *	1,200	6,444
CONMED Corp. *	2,200	34,430
Cooper Cos., Inc. (The)	3,500	66,395
Datascope Corp.	100	5,300
ev3, Inc. *	8,800	47,608
Greatbatch, Inc. *	1,700	39,610
Healthtronics, Inc. *	3,450	6,348
Home Diagnostics, Inc. *	1,200	8,376
Invacare Corp.	2,100	40,026
Misonix, Inc. *	600	648
Osteotech, Inc. *	1,400	4,256
RTI Biologics, Inc. *	4,100	10,045
Theragenics Corp. *	3,000	3,870
Young Innovations, Inc.	700	10,808

		372,683

Health Care Providers & Services 3.9%
Allion Healthcare, Inc. *	1,700	7,769
American Dental Partners, Inc. *	1,500	10,065
AMN Healthcare Services, Inc. *	2,800	19,040
Amsurg Corp. *	1,300	25,467
Assisted Living Concepts, Inc., Class A *	5,800	23,026
Bioscrip, Inc. *	2,500	4,225
Brookdale Senior Living, Inc.	3,000	20,400
Capital Senior Living Corp. *	2,400	6,312
Community Health Systems, Inc. *	2,200	41,008
Continucare Corp. *	6,000	12,000
Dynacq Healthcare, Inc. *	156	585
Emeritus Corp. *	800	6,616
Five Star Quality Care, Inc. *	2,200	4,202
Gentiva Health Services, Inc. *	2,200	55,616
Hanger Orthopedic Group, Inc. *	1,300	17,745
HealthSpring, Inc. *	4,500	78,390
Integramed America, Inc. *	1,000	7,100
inVentiv Health, Inc. *	700	6,678
LCA-Vision, Inc.	700	1,764
LifePoint Hospitals, Inc. *	2,000	45,080
MedCath Corp. *	2,200	13,838
Molina Healthcare, Inc. *	1,500	26,310

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
National HealthCare Corp.	500	22,750
NightHawk Radiology Holdings, Inc. *	3,300	14,058
NovaMed, Inc. *	2,200	6,512
Odyssey HealthCare, Inc. *	1,800	17,856
Omnicare, Inc.	6,400	178,944
PDI, Inc. *	800	3,696
Providence Service Corp. (The) *	1,000	2,150
RehabCare Group, Inc. *	1,800	25,110
Res-Care, Inc. *	2,200	29,810
Universal American Corp. *	2,902	28,643

		762,765

Health Care Technology 0.1%
AMICAS, Inc. *	3,800	6,099
Vital Images, Inc. *	1,300	14,703

		20,802

Hotels, Restaurants & Leisure 1.7%
Bluegreen Corp. *	1,500	2,625
Bob Evans Farms, Inc.	1,900	33,364
California Pizza Kitchen, Inc. *	1,400	14,504
Churchill Downs, Inc.	1,000	34,510
DineEquity, Inc.	1,400	12,376
Dover Motorsports, Inc.	1,000	1,550
FortuNet, Inc. *	400	620
Gaylord Entertainment Co. *	1,200	12,720
Isle of Capri Casinos, Inc. *	1,700	4,811
J. Alexander’s Corp. *	500	1,150
Luby’s, Inc. *	3,100	14,074
Marcus Corp.	1,800	18,594
McCormick & Schmick’s Seafood Restaurants, Inc. *	1,300	4,589
Morton’s Restaurant Group, Inc. *	1,600	2,880
MTR Gaming Group, Inc. *	2,160	3,240
Multimedia Games, Inc. *	2,201	3,764
Red Lion Hotels Corp. *	1,000	2,230
Rubio’s Restaurants, Inc. *	1,000	3,600
Ruby Tuesday, Inc. *	5,200	6,448
Speedway Motorsports, Inc.	3,500	50,540
Steak N Shake Co. (The) *	2,500	14,300
Vail Resorts, Inc. *	1,000	23,320
VCG Holding Corp. *	1,100	1,738
Wyndham Worldwide Corp.	10,000	61,300

		328,847

Household Durables 3.4%
Acme United Corp.	200	1,436
Bassett Furniture Industries, Inc.	1,000	3,290
Blyth, Inc.	1,807	6,162
Brookfield Homes Corp.	2,300	5,727
Cavco Industries, Inc. *	500	12,240
Centex Corp.	4,500	38,295
Craftmade International, Inc.	300	615
CSS Industries, Inc.	1,000	15,170
Ethan Allen Interiors, Inc.	800	9,112
Furniture Brands International, Inc.	3,700	7,585
Helen of Troy Ltd. *	2,700	28,269
Hovnanian Enterprises, Inc., Class A *	5,500	9,295
Jarden Corp. *	7,700	80,311
KB Home	1,000	10,670
La-Z-Boy, Inc.	6,000	5,820
Leggett & Platt, Inc.	9,200	114,908
Lennar Corp., Class A	500	3,845
Lifetime Brands, Inc.	808	1,414
M.D.C. Holdings, Inc.	2,700	82,728
M/I Homes, Inc.	1,400	12,376
Meritage Homes Corp. *	2,700	29,754
Mohawk Industries, Inc. *	3,900	125,229
Orleans Homebuilders, Inc.	1,500	1,800
Palm Harbor Homes, Inc. *	1,200	4,248
Ryland Group, Inc.	1,200	18,720
Skyline Corp.	800	16,064
Standard Pacific Corp. *	6,400	9,024
Stanley Furniture Co., Inc.	1,300	10,205

		664,312

Household Products 0.2%
Central Garden & Pet Co. *	2,100	12,684
Central Garden & Pet Co., Class A *	4,200	25,200

		37,884

Industrial Conglomerate 0.1%
Standex International Corp.	1,100	16,885

Information Technology Services 2.0%
Acxiom Corp.	1,500	14,265
CACI International, Inc., Class A *	1,600	72,240
Convergys Corp. *	6,900	51,957
Edgewater Technology, Inc. *	400	1,120
Fidelity National Information Services, Inc.	7,700	122,507
Gevity HR, Inc.	1,100	2,211
Hackett Group, Inc. (The) *	1,600	4,496
infoGROUP, Inc.	3,100	11,439
Perot Systems Corp., Class A *	6,700	87,033
SRA International, Inc., Class A *	900	14,697
StarTek, Inc. *	1,300	6,032
Techteam Global, Inc. *	1,000	5,000

		392,997

Insurance 11.8%
21st Century Holding Co.	900	3,798
Affirmative Insurance Holdings, Inc.	500	730
American Equity Investment Life Holding Co.	2,900	19,401
American Financial Group, Inc.	6,400	108,672
Amerisafe, Inc. *	1,700	31,841
Argo Group International Holdings Ltd. *	1,200	37,332
Cincinnati Financial Corp.	2,600	57,018
CNA Surety Corp. *	2,400	39,720
Conseco, Inc. *	10,400	24,232
Delphi Financial Group, Inc., Class A	3,200	48,544
Donegal Group, Inc., Class A	1,800	25,236
Eastern Insurance Holdings, Inc.	1,000	10,450
FBL Financial Group, Inc., Class A	1,800	18,558
Fidelity National Financial, Inc., Class A	1,300	19,006
First Acceptance Corp. *	2,704	7,598
First American Corp.	5,200	113,568
First Mercury Financial Corp. *	1,800	19,890
FPIC Insurance Group, Inc. *	1,000	38,930
Hallmark Financial Services *	1,100	8,514
Hanover Insurance Group, Inc. (The)	2,800	113,176
HCC Insurance Holdings, Inc.	6,100	142,801
Hilltop Holdings, Inc. *	4,800	48,000
Independence Holding Co.	1,400	4,200
MBIA, Inc. *	15,000	57,900
Meadowbrook Insurance Group, Inc.	3,845	23,339
Mercer Insurance Group, Inc.	500	6,805
Mercury General Corp.	2,400	92,976
National Financial Partners Corp.	2,500	6,425
Navigators Group, Inc. *	1,000	51,340
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
NYMAGIC, Inc.	192	3,276
Odyssey Re Holdings Corp.	3,800	178,790
Old Republic International Corp.	13,000	134,160
OneBeacon Insurance Group Ltd.	1,500	12,675
PMA Capital Corp., Class A *	900	4,959
ProAssurance Corp. *	2,500	118,150
Protective Life Corp.	3,800	31,464
Reinsurance Group of America, Inc.	3,300	117,579
Safety Insurance Group, Inc.	1,000	35,020
SeaBright Insurance Holdings, Inc. *	2,400	24,888
Specialty Underwriters’ Alliance, Inc. *	700	2,282
State Auto Financial Corp.	2,200	48,620
Stewart Information Services Corp.	1,700	25,228
Transatlantic Holdings, Inc.	3,764	121,013
United America Indemnity Ltd., Class A *	173	1,830
United Fire & Casualty Co.	1,100	22,055
Unitrin, Inc.	7,900	100,804
W.R. Berkley Corp.	3,900	103,272
White Mountains Insurance Group Ltd.	100	24,150
Zenith National Insurance Corp.	1,500	42,060

		2,332,275

Internet & Catalog Retail 0.0%
1-800-FLOWERS.COM, Inc., Class A *	1,500	3,765
dELiA*s, Inc. *	1,700	3,383
Hollywood Media Corp. *	2,600	2,548

		9,696

Internet Software & Services 1.2%
IAC/InterActiveCorp. *	2,200	32,340
Infospace, Inc. *	3,000	24,030
Internap Network Services Corp. *	5,000	13,450
Internet Capital Group, Inc. *	3,800	16,378
Interwoven, Inc. *	900	14,193
iPass, Inc. *	3,400	4,318
Keynote Systems, Inc. *	800	7,000
Knot, Inc. (The) *	1,800	12,384
LookSmart, Ltd. *	1,300	1,781
Marchex, Inc., Class B	100	501
ModusLink Global Solutions, Inc. *	3,800	8,854
RealNetworks, Inc. *	10,800	30,456
S1 Corp. *	2,200	14,674
SonicWALL, Inc. *	4,775	16,808
SupportSoft, Inc. *	3,300	6,237
TheStreet.com, Inc.	3,700	10,101
United Online, Inc.	1,800	11,016
Web.com Group, Inc. *	2,400	7,200

		231,721

Leisure Equipment & Products 0.3%
Aldila, Inc.	200	770
Arctic Cat, Inc.	1,200	5,148
Callaway Golf Co.	1,800	13,698
Cybex International, Inc. *	1,400	2,534
Nautilus, Inc. *	2,800	3,892
RC2 Corp. *	1,971	11,452
Smith & Wesson Holding Corp. *	4,387	10,353
Sport Supply Group, Inc.	1,000	8,060
Steinway Musical Instruments *	800	9,248

		65,155

Life Sciences Tools & Services 0.0%
Cambrex Corp. *	1,400	4,578
Harvard Bioscience, Inc. *	2,000	5,140

		9,718

Machinery 2.9%
Alamo Group, Inc.	289	3,627
Albany International Corp., Class A	2,000	20,020
American Railcar Industries, Inc.	1,900	15,941
Astec Industries, Inc. *	500	12,285
Barnes Group, Inc.	1,000	11,300
Briggs & Stratton Corp.	2,300	34,017
CIRCOR International, Inc.	1,200	26,700
Columbus McKinnon Corp. *	2,400	30,528
EnPro Industries, Inc. *	500	9,150
Flanders Corp. *	1,800	7,344
FreightCar America, Inc.	700	13,405
Gardner Denver, Inc. *	2,000	43,540
Gencor Industries, Inc. *	499	3,952
Greenbrier Cos., Inc.	1,200	6,660
Hardinge, Inc.	900	3,915
Hurco Cos., Inc. *	600	8,508
Kadant, Inc. *	600	6,024
MFRI, Inc. *	400	1,968
Miller Industries, Inc. *	1,500	8,220
Mueller Industries, Inc.	1,700	34,204
Mueller Water Products, Inc., Class A	8,800	59,576
NACCO Industries, Inc., Class A	600	19,194
Oshkosh Corp.	4,200	30,324
Portec Rail Products, Inc.	1,000	7,280
Tecumseh Products Co., Class A *	1,100	9,020
Timken Co.	5,500	81,895
Wabash National Corp.	3,000	8,460
Watts Water Technologies, Inc., Class A	2,300	51,244

		568,301

Marine 0.3%
Alexander & Baldwin, Inc.	2,400	52,896

Media 1.5%
AH Belo Corp., Class A	80	160
Alloy, Inc. *	1,182	5,875
Ballantyne of Omaha, Inc. *	825	1,196
Belo Corp., Class A	400	572
Carmike Cinemas, Inc.	1,200	2,412
Cinemark Holdings, Inc.	8,200	64,862
E.W. Scripps Co. (The), Class A	2,500	4,025
Fisher Communications, Inc.	1,000	15,250
Hearst-Argyle Television, Inc.	3,000	11,820
Lakes Entertainment, Inc. *	1,900	5,624
Liberty Media Corp. — Capital, Series A *	7,000	38,430
Live Nation, Inc. *	5,800	30,334
Media General, Inc., Class A	2,200	4,290
Meredith Corp.	4,600	73,462
New Frontier Media, Inc.	1,900	3,135
Orchard Enterprises, Inc. *	500	1,000
Outdoor Channel Holdings, Inc. *	2,200	13,398
Playboy Enterprises, Inc., Class B *	1,500	2,595
Saga Communications, Inc., Class A *	400	1,768
Sinclair Broadcast Group, Inc., Class A	4,100	7,585
Valassis Communications, Inc. *	2,900	3,712

		291,505

Metals & Mining 1.0%
AM Castle & Co.	2,300	19,458
Brush Engineered Materials, Inc. *	500	6,280
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Friedman Industries, Inc.	300	1,680
Kaiser Aluminum Corp.	2,500	62,100
Stillwater Mining Co. *	1,700	7,055
Synalloy Corp.	400	2,192
Worthington Industries, Inc.	9,451	95,077

		193,842

Multiline Retail 0.5%
99 Cents Only Stores *	6,200	51,956
Fred’s, Inc., Class A	3,500	35,910
Saks, Inc. *	5,700	14,364

		102,230

Oil, Gas & Consumable Fuels 3.3%
Alon USA Energy, Inc.	2,000	23,600
Brigham Exploration Co. *	2,500	6,250
Callon Petroleum Co. *	1,300	2,743
Cimarex Energy Co.	3,200	79,488
Comstock Resources, Inc. *	1,800	68,634
Delek US Holdings, Inc.	3,500	24,325
GeoMet, Inc. *	3,500	4,375
Gulfport Energy Corp. *	600	2,298
Harvest Natural Resources, Inc. *	3,100	12,400
HKN, Inc. *	1,000	2,690
Mariner Energy, Inc. *	4,700	46,530
Overseas Shipholding Group, Inc.	1,800	64,260
Penn Virginia Corp.	1,600	32,960
Petroleum Development Corp. *	1,000	17,250
Rosetta Resources, Inc. *	1,300	7,891
Stone Energy Corp. *	2,094	17,966
Swift Energy Co. *	1,800	27,576
Tesoro Corp.	4,100	70,643
Teton Energy Corp. *	1,500	1,425
Toreador Resources Corp. *	2,000	4,760
TXCO Resources, Inc. *	1,900	3,059
USEC, Inc. *	8,800	44,792
Western Refining, Inc.	1,900	22,154
Whiting Petroleum Corp. *	2,300	66,700

		654,769

Paper & Forest Products 1.1%
Buckeye Technologies, Inc. *	3,900	11,388
Glatfelter	3,500	30,485
Louisiana-Pacific Corp.	7,900	16,432
MeadWestvaco Corp.	9,800	114,072
Schweitzer-Mauduit International, Inc.	2,000	42,800
Wausau Paper Corp.	700	6,657

		221,834

Personal Products 0.3%
CCA Industries, Inc.	400	1,232
Elizabeth Arden, Inc. *	1,600	9,328
Inter Parfums, Inc.	1,700	10,268
Mannatech, Inc.	1,900	5,111
Nutraceutical International Corp. *	900	7,866
Parlux Fragrances, Inc. *	1,100	3,080
Physicians Formula Holdings, Inc. *	1,300	3,770
Prestige Brands Holdings, Inc. *	3,800	24,130

		64,785

Pharmaceuticals 1.5%
Hi-Tech Pharmacal Co., Inc. *	1,000	5,360
King Pharmaceuticals, Inc. *	9,906	86,578
Lannett Co, Inc. *	1,100	5,830
Medicis Pharmaceutical Corp., Class A	1,100	15,323
Par Pharmaceutical Cos., Inc. *	2,200	27,082
Watson Pharmaceuticals, Inc. *	6,100	166,408

		306,581

Professional Services 0.9%
Barrett Business Services, Inc.	500	4,920
CDI Corp.	1,300	13,936
CRA International, Inc. *	600	12,606
Franklin Covey Co. *	700	2,877
GP Strategies Corp. *	1,877	7,339
Heidrick & Struggles International, Inc.	1,000	15,200
Hudson Highland Group, Inc. *	2,200	5,412
Kelly Services, Inc., Class A	3,206	29,046
Kforce, Inc. *	3,500	21,875
LECG Corp. *	2,910	9,516
National Technical Systems, Inc.	400	1,600
On Assignment, Inc. *	1,900	8,797
School Specialty, Inc. *	1,100	18,150
TrueBlue, Inc. *	800	6,800
Volt Information Sciences, Inc. *	1,900	10,127

		168,201

Real Estate Management & Development 0.2%
Avatar Holdings, Inc. *	800	20,760
Maui Land & Pineapple Co., Inc. *	500	4,615
ZipRealty, Inc. *	1,900	5,491

		30,866

Road & Rail 2.0%
AMERCO *	2,300	70,725
Arkansas Best Corp.	500	11,695
Celadon Group, Inc. *	1,900	14,858
Hertz Global Holdings, Inc. *	6,000	30,360
Marten Transport Ltd. *	1,900	33,554
Old Dominion Freight Line, Inc. *	700	17,556
PAM Transportation Services, Inc. *	572	2,860
Ryder System, Inc.	3,300	111,474
USA Truck, Inc. *	1,000	14,420
Werner Enterprises, Inc.	5,400	81,000
YRC Worldwide, Inc. *	4,400	12,672

		401,174

Semiconductors & Semiconductor Equipment 3.2%
Actel Corp. *	2,500	22,550
Advanced Analogic Technologies, Inc. *	1,000	3,010
Amtech Systems, Inc. *	100	404
AXT, Inc. *	2,200	3,058
Cabot Microelectronics Corp. *	900	20,484
California Micro Devices Corp. *	800	1,712
Cascade Microtech, Inc. *	1,000	3,090
Ceva, Inc. *	500	3,415
Cirrus Logic, Inc. *	4,800	13,536
Cohu, Inc.	2,000	19,960
Cypress Semiconductor Corp. *	2,100	9,471
DSP Group, Inc. *	600	3,906
Exar Corp. *	2,100	14,217
Fairchild Semiconductor International, Inc. *	9,500	43,225
FEI Co. *	700	12,740
FormFactor, Inc. *	500	7,780
GSI Technology, Inc. *	1,200	3,096
Hifn, Inc. *	1,000	2,980
Ikanos Communications *	1,600	2,064
Integrated Device Technology, Inc. *	17,300	99,302
Integrated Silicon Solution, Inc. *	2,500	4,250
International Rectifier Corp. *	3,900	53,118
Intersil Corp., Class A	7,083	65,943
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
IXYS Corp.	1,400	9,590
Kopin Corp. *	3,700	5,846
Lattice Semiconductor Corp. *	6,200	9,548
Mattson Technology, Inc. *	2,800	2,744
MIPS Technologies, Inc. *	3,900	6,552
Novellus Systems, Inc. *	800	11,032
OmniVision Technologies, Inc. *	4,200	28,098
ON Semiconductor Corp. *	635	2,648
PDF Solutions, Inc. *	1,600	2,384
Pericom Semiconductor Corp. *	1,000	6,170
PLX Technology, Inc. *	2,800	4,620
Rudolph Technologies, Inc. *	3,000	8,430
Semitool, Inc. *	1,800	4,986
Silicon Image, Inc. *	4,000	14,680
Skyworks Solutions, Inc. *	3,300	14,256
Standard Microsystems Corp. *	2,453	33,974
TriQuint Semiconductor, Inc. *	5,600	11,312
Ultra Clean Holdings, Inc. *	1,200	1,344
Ultratech, Inc. *	1,300	14,560
Veeco Instruments, Inc. *	1,700	8,211
Virage Logic Corp. *	800	2,464
Zoran Corp. *	2,800	16,632

		633,392

Software 0.7%
Bottomline Technologies, Inc. *	700	4,676
CallWave, Inc. *	700	511
Catapult Communications Corp. *	400	2,760
Dynamics Research Corp. *	1,100	7,667
JDA Software Group, Inc. *	1,200	13,440
Kenexa Corp. *	1,300	8,827
Lawson Software, Inc. *	3,400	14,348
Macrovision Solutions Corp. *	1,100	14,421
MSC.Software Corp. *	1,600	9,312
Opnet Technologies, Inc. *	600	4,920
PLATO Learning, Inc. *	2,400	3,336
Progress Software Corp. *	600	10,236
Smith Micro Software, Inc. *	2,700	14,310
Soapstone Networks, Inc. *	1,117	2,759
SumTotal Systems, Inc. *	2,900	7,308
TIBCO Software, Inc. *	3,600	19,260

		138,091

Specialty Retail 4.4%
Aaron Rents, Inc.	1,200	26,232
America’s Car-Mart, Inc. *	900	8,181
AnnTaylor Stores Corp. *	3,400	16,728
AutoNation, Inc. *	10,100	93,728
Barnes & Noble, Inc.	4,200	68,964
Bebe Stores, Inc.	2,300	12,995
Blockbuster, Inc., Class A *	10,900	13,952
Brown Shoe Co., Inc.	3,200	15,008
Build-A-Bear Workshop, Inc. *	2,300	9,660
Cabela’s, Inc. *	5,000	28,050
Cato Corp. (The), Class A	1,300	17,199
Charlotte Russe Holding, Inc. *	1,800	9,270
Coldwater Creek, Inc. *	4,900	13,818
Collective Brands, Inc. *	2,700	28,809
Conn’s, Inc. *	1,900	23,104
Destination Maternity Corp. *	300	2,550
Dress Barn, Inc. *	1,500	12,930
DSW, Inc., Class A *	1,300	12,974
Finish Line (The), Class A	5,600	26,600
Foot Locker, Inc.	8,700	64,032
Gander Mountain Co. *	800	1,648
Genesco, Inc. *	600	9,240
Group 1 Automotive, Inc.	2,600	25,922
Haverty Furniture Cos., Inc.	1,700	13,634
HOT Topic, Inc. *	4,300	36,722
Jo-Ann Stores, Inc. *	2,000	25,540
Lithia Motors, Inc., Class A	500	1,530
MarineMax, Inc. *	1,300	2,288
Men’s Wearhouse, Inc.	1,500	17,475
New York & Co., Inc. *	3,200	6,336
Office Depot, Inc. *	15,400	33,264
OfficeMax, Inc.	6,600	36,366
Penske Auto Group, Inc.	7,300	54,166
Pep Boys — Manny, Moe & Jack	5,800	16,762
Rent-A-Center, Inc. *	1,700	25,245
Shoe Carnival, Inc. *	1,423	11,171
Stage Stores, Inc.	2,200	15,730
Systemax, Inc. *	1,000	10,130
Talbots, Inc.	1,400	2,842
Tandy Leather Factory, Inc. *	200	330
West Marine, Inc. *	1,600	8,160
Zale Corp. *	3,300	4,092

		863,377

Textiles, Apparel & Luxury Goods 1.4%
Columbia Sportswear Co.	2,700	77,544
Culp, Inc. *	1,000	1,880
Delta Apparel, Inc. *	158	616
G-III Apparel Group Ltd. *	1,800	9,900
Heelys, Inc.	2,200	4,488
Iconix Brand Group, Inc. *	3,300	27,291
Jones Apparel Group, Inc.	3,200	11,072
K-Swiss, Inc., Class A	2,300	24,656
Kenneth Cole Productions, Inc., Class A	1,000	6,390
Lakeland Industries, Inc. *	200	1,542
Lazare Kaplan International, Inc. *	300	1,110
Liz Claiborne, Inc.	2,600	5,720
Movado Group, Inc.	1,600	12,288
Oxford Industries, Inc.	1,400	9,324
Perry Ellis International, Inc. *	1,400	5,376
Quiksilver, Inc. *	3,200	6,720
R.G. Barry Corp. *	400	2,564
Rocky Brands, Inc. *	400	1,380
Skechers U.S.A., Inc., Class A *	2,600	25,896
Timberland Co., Class A *	1,200	13,188
Unifi, Inc. *	5,800	10,672
UniFirst Corp.	500	13,120

		272,737

Thrifts & Mortgage Finance 2.5%
Abington Bancorp, Inc.	2,400	16,920
American Bancorp of New Jersey, Inc.	1,000	10,660
Atlantic Coast Federal Corp.	1,200	5,124
B of I Holding, Inc. *	700	3,150
Bank Mutual Corp.	1,100	9,713
BankFinancial Corp.	2,714	26,136
Berkshire Hills Bancorp, Inc.	1,000	23,520
Dime Community Bancshares	1,800	18,090
Doral Financial Corp. *	100	511
ESSA Bancorp, Inc.	1,500	20,010
First Defiance Financial Corp.	900	6,183
First Financial Holdings, Inc.	400	6,056
First Financial Northwest, Inc.	1,700	14,722
First Place Financial Corp.	367	1,053
FirstFed Financial Corp. *	800	680
Flushing Financial Corp.	1,100	8,712
Home Federal Bancorp, Inc.	1,600	14,384
HopFed Bancorp, Inc.	300	2,910
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide U.S. Small Cap Value Fund

		Market
	Shares	Value
Legacy Bancorp, Inc.	500	5,005
NewAlliance Bancshares, Inc.	3,900	42,861
Northeast Community Bancorp, Inc.	200	1,570
Northwest Bancorp, Inc.	1,100	20,416
OceanFirst Financial Corp.	1,000	12,820
Provident Financial Services, Inc.	2,000	21,860
Radian Group, Inc.	10,300	33,166
Rainier Pacific Financial Group, Inc.	200	330
Riverview Bancorp, Inc.	589	2,032
Roma Financial Corp.	800	9,104
Rome Bancorp, Inc.	700	5,439
SI Financial Group, Inc.	1,100	6,875
TierOne Corp.	222	358
United Community Financial Corp. *	763	389
United Financial Bancorp, Inc.	1,400	19,194
United Western Bancorp, Inc.	272	2,211
ViewPoint Financial Group	1,234	17,609
Washington Federal, Inc.	5,000	61,400
Waterstone Financial, Inc. *	1,700	4,199
Westfield Financial, Inc.	3,100	29,853

		485,225

Tobacco 0.4%
Alliance One International, Inc. *	4,900	11,760
Universal Corp.	2,100	64,218

		75,978

Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	1,400	22,106
BlueLinx Holdings, Inc. *	3,200	7,616
Empire Resources, Inc.	300	270
GATX Corp.	2,600	62,660
H&E Equipment Services, Inc. *	1,266	8,444
Interline Brands, Inc. *	4,100	32,800
TAL International Group, Inc.	600	6,288
United Rentals, Inc. *	4,900	27,342

		167,526

Water Utility 0.2%
Middlesex Water Co.	800	13,240
Pennichuck Corp.	200	3,498
SJW Corp.	600	16,134

		32,872

Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc., Special Shares	2,100	56,910
U.S. Cellular Corp. *	1,700	71,315

		128,225

Total Common Stocks (cost $33,141,927)		19,650,795

	Principal	Market
	Amount	Value
Repurchase Agreements 0.4%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $82,563, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $84,212	$82,561	$82,561

Total Repurchase Agreements (cost $82,561)		82,561

Total Investments (cost $33,224,488) (a) — 99.8%		19,733,356
Other assets in excess of liabilities — 0.2%		42,980

NET ASSETS — 100.0%		$19,776,336

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Value Fund

		Market
	Shares	Value
Common Stocks 89.9%
Aerospace & Defense 3.3%
United Technologies Corp.	840	$40,312

Airline 1.3%
Southwest Airlines Co.	2,245	15,782

Capital Markets 1.6%
Bank of New York Mellon Corp. (The)	730	18,790

Commercial Banks 3.5%
Huntington Bancshares, Inc.	1,865	5,371
Synovus Financial Corp.	2,665	10,553
U.S. Bancorp	665	9,869
Wells Fargo & Co.	900	17,010

		42,803

Commercial Services & Supplies 1.2%
Avery Dennison Corp.	600	14,538

Communications Equipment 3.0%
Cisco Systems, Inc. *	1,510	22,605
Juniper Networks, Inc. *	935	13,239

		35,844

Computers & Peripherals 1.4%
Dell, Inc. *	1,745	16,578

Construction & Engineering 0.9%
Fluor Corp.	280	10,892

Consumer Finance 1.8%
American Express Co.	1,300	21,749

Energy Equipment & Services 1.0%
Transocean Ltd. *	230	12,563

Food & Staples Retailing 1.9%
SYSCO Corp.	1,055	23,516

Food Products 4.2%
ConAgra Foods, Inc.	1,510	25,821
General Mills, Inc.	435	25,730

		51,551

Health Care Equipment & Supplies 3.8%
Medtronic, Inc.	1,380	46,216

Health Care Providers & Services 5.2%
Cardinal Health, Inc.	755	28,426
UnitedHealth Group, Inc.	1,210	34,279

		62,705

Hotels, Restaurants & Leisure 2.0%
McDonald’s Corp.	420	24,368

Household Durables 2.0%
Black & Decker Corp.	375	10,841
Fortune Brands, Inc.	400	12,800

		23,641

Household Products 2.1%
Kimberly-Clark Corp.	500	25,735

Insurance 0.6%
Allstate Corp. (The)	240	5,201
Travelers Cos., Inc. (The)	65	2,511

		7,712

Machinery 5.9%
Dover Corp.	790	22,341
Illinois Tool Works, Inc.	750	24,495
Parker Hannifin Corp.	650	24,837

		71,673

Metals & Mining 1.2%
Freeport-McMoRan Copper & Gold, Inc. *	580	14,581

Multi-Utility 0.2%
Dominion Resources, Inc.	78	2,744

Multiline Retail 2.0%
Kohl’s Corp. *	670	24,596

Oil, Gas & Consumable Fuels 22.1%
Anadarko Petroleum Corp.	1,255	46,109
Apache Corp.	895	67,125
Devon Energy Corp.	965	59,444
Occidental Petroleum Corp.	897	48,931
Southwestern Energy Co. *	460	14,559
XTO Energy, Inc.	885	32,825

		268,993

Paper & Forest Products 1.6%
Domtar Corp. *	3,661	5,455
International Paper Co.	1,501	13,689

		19,144

Pharmaceuticals 10.1%
Abbott Laboratories	730	40,471
Johnson & Johnson	535	30,864
Pfizer, Inc.	1,560	22,745
Schering-Plough Corp.	1,625	28,535

		122,615

Semiconductors & Semiconductor Equipment 3.0%
KLA-Tencor Corp.	880	17,635
Texas Instruments, Inc.	1,275	19,062

		36,697

Software 2.3%
Microsoft Corp.	1,600	27,360

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. *	975	8,765

Total Common Stocks (cost $1,542,899)		1,092,463

	Principal	Market
	Amount	Value
Repurchase Agreement 8.0%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $96,786, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $98,720	$96,784	$96,784

Total Repurchase Agreement (cost $96,784)		96,784

Total Investments (cost $1,639,683) (a) — 97.9%		1,189,247
Other assets in excess of liabilities — 2.1%		26,072

NET ASSETS — 100.0%		$1,215,319

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Value Opportunities Fund

		Market
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 2.4%
Axsys Technologies, Inc. *	2,200	$93,940
Teledyne Technologies, Inc. *	1,460	40,690

		134,630

Airlines 1.4%
Allegiant Travel Co. *	800	28,608
Republic Airways Holdings, Inc. *	6,100	49,959

		78,567

Biotechnology 5.8%
Alkermes, Inc. *	6,700	76,849
Emergent Biosolutions, Inc. *	2,000	43,860
Idenix Pharmaceuticals, Inc. *	9,800	56,938
Myriad Genetics, Inc. *	1,400	104,398
PDL BioPharma, Inc.	6,800	43,656

		325,701

Building Products 1.1%
Armstrong World Industries, Inc.	3,600	59,688

Capital Markets 2.0%
BGC Partners, Inc., Class A	19,500	46,995
Hercules Technology Growth Capital, Inc.	5,000	32,650
Prospect Capital Corp.	3,100	33,573

		113,218

Chemicals 0.4%
Solutia, Inc. *	5,100	19,941

Commercial Banks 5.8%
First Bancorp Puerto Rico	9,000	63,990
First Commonwealth Financial Corp.	3,300	31,647
Lakeland Bancorp, Inc.	3,600	28,116
MB Financial, Inc.	2,000	32,680
Sterling Bancorp	7,300	80,446
Suffolk Bancorp	2,100	64,071
Union Bankshares Corp.	1,600	25,008

		325,958

Commercial Services & Supplies 2.6%
ATC Technology Corp. *	2,700	35,235
Cenveo, Inc. *	11,200	44,240
Deluxe Corp.	2,900	33,437
Knoll, Inc.	5,400	36,828

		149,740

Communications Equipment 4.6%
Avocent Corp. *	2,700	38,745
Harmonic, Inc. *	9,600	49,440
Neutral Tandem, Inc. *	3,800	60,192
Starent Networks Corp. *	7,400	108,780

		257,157

Computers & Peripherals 0.9%
QLogic Corp. *	4,700	53,204

Construction & Engineering 1.1%
MasTec, Inc. *	6,100	64,843

Containers & Packaging 2.0%
BWAY Holding Co. *	9,100	76,986
Temple-Inland, Inc.	6,400	36,288

		113,274

Diversified Telecommunication Services 1.1%
Alaska Communications Systems Group, Inc.	3,600	30,060
NTELOS Holdings Corp.	1,480	32,027

		62,087

Electric Utilities 3.4%
Empire District Electric Co. (The)	4,900	87,024
ITC Holdings Corp.	1,500	62,970
Westar Energy, Inc.	2,200	44,176

		194,170

Electrical Equipment 0.9%
GrafTech International Ltd. *	6,200	49,662

Energy Equipment & Services 1.3%
Oil States International, Inc. *	2,200	40,282
Pioneer Drilling Co. *	6,800	33,796

		74,078

Food & Staples Retailing 1.6%
Andersons, Inc. (The)	1,700	27,863
BJ’s Wholesale Club, Inc. *	2,100	60,228

		88,091

Food Products 2.3%
Diamond Foods, Inc.	2,500	64,200
Omega Protein Corp. *	8,100	30,942
Ralcorp Holdings, Inc. *	600	35,532

		130,674

Health Care Equipment & Supplies 3.2%
Cyberonics, Inc. *	7,500	115,425
Kinetic Concepts, Inc. *	2,800	67,480

		182,905

Health Care Providers & Services 3.0%
Gentiva Health Services, Inc. *	1,200	30,336
Health Management Associates, Inc., Class A *	32,300	51,357
HealthSpring, Inc. *	5,200	90,584

		172,277

Health Care Technology 0.9%
MedAssets, Inc. *	3,500	50,960

Hotels, Restaurants & Leisure 2.1%
Bally Technologies, Inc. *	3,800	76,722
WMS Industries, Inc. *	2,000	44,440

		121,162

Household Durables 1.2%
Tupperware Brands Corp.	3,300	67,848

Information Technology Services 1.5%
Mantech International Corp., Class A *	1,600	85,808

Insurance 5.2%
Amerisafe, Inc. *	4,950	92,714
Amtrust Financial Services, Inc.	8,500	69,785
Navigators Group, Inc. *	1,300	66,742
Platinum Underwriters Holdings Ltd.	2,300	63,963

		293,204

Internet & Catalog Retail 1.3%
Netflix, Inc. *	2,100	75,894

Internet Software & Services 2.6%
ModusLink Global Solutions, Inc. *	9,600	22,368
Sohu.com, Inc. *	1,900	75,145
United Online, Inc.	8,200	50,184

		147,697

Leisure Equipment & Products 1.4%
JAKKS Pacific, Inc. *	4,300	78,862

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Value Opportunities Fund

		Market
	Shares	Value
Life Sciences Tools & Services 1.6%
Kendle International, Inc. *	2,900	55,390
PAREXEL International Corp. *	3,600	35,604

		90,994

Machinery 2.8%
CIRCOR International, Inc.	2,300	51,175
ESCO Technologies, Inc. *	1,000	35,440
LB Foster Co., Class A *	2,700	71,253

		157,868

Media 1.0%
RCN Corp. *	7,600	27,968
Sinclair Broadcast Group, Inc., Class A	16,800	31,080

		59,048

Metals & Mining 0.9%
Compass Minerals International, Inc.	800	48,136

Multi-Utility 1.3%
CMS Energy Corp.	3,500	41,125
Vectren Corp.	1,300	33,527

		74,652

Oil, Gas & Consumable Fuels 3.8%
Genesis Energy LP	5,500	59,620
Natural Resource Partners LP	2,300	53,797
Tesoro Corp.	5,800	99,934

		213,351

Paper & Forest Products 0.6%
Mercer International, Inc. *	25,100	32,128

Pharmaceuticals 2.4%
Auxilium Pharmaceuticals, Inc. *	2,500	76,400
Questcor Pharmaceuticals, Inc. *	4,200	27,090
Valeant Pharmaceuticals International *	1,400	30,380

		133,870

Professional Services 2.0%
Huron Consulting Group, Inc. *	1,600	79,968
On Assignment, Inc. *	7,300	33,799

		113,767

Real Estate Investment Trusts 5.5%
Corporate Office Properties Trust	4,300	113,434
First Industrial Realty Trust, Inc.	3,700	20,128
Hersha Hospitality Trust	13,800	33,534
NorthStar Realty Finance Corp.	12,200	47,336
Pennsylvania Real Estate Investment Trust	8,300	36,769
Ramco-Gershenson Properties Trust	11,700	57,564

		308,765

Semiconductors & Semiconductor Equipment 1.7%
Ceva, Inc. *	7,900	53,957
FEI Co. *	2,200	40,040

		93,997

Software 6.0%
Concur Technologies, Inc. *	4,000	98,760
MSC.Software Corp. *	7,600	44,232
NetScout Systems, Inc. *	5,900	83,898
Parametric Technology Corp. *	4,000	36,000
Solera Holdings, Inc. *	1,700	40,953
TIBCO Software, Inc. *	6,200	33,170

		337,013

Specialty Retail 2.1%
Aeropostale, Inc. *	2,200	46,442
Buckle, Inc. (The)	2,000	42,300
Genesco, Inc. *	2,100	32,340

		121,082

Textiles, Apparel & Luxury Goods 1.2%
Deckers Outdoor Corp. *	900	47,016
Perry Ellis International, Inc. *	5,500	21,120

		68,136

Thrifts & Mortgage Finance 1.6%
Provident New York Bancorp	3,400	32,300
United Financial Bancorp, Inc.	4,400	60,324

		92,624

Trading Companies & Distributors 1.3%
WESCO International, Inc. *	3,900	71,838

Total Common Stocks (cost $7,349,988)		5,588,569

	Principal	Market
	Amount	Value
Repurchase Agreement 0.9%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $50,210, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $51,213	$50,209	$50,209

Total Repurchase Agreement (cost $50,209)		50,209

Total Investments (cost $7,400,197) (a) — 99.8%		5,638,778
Other assets in excess of liabilities — 0.2%		8,754

NET ASSETS — 100.0%		$5,647,532

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

LP	Limited Partnership

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)

Nationwide Bond Fund

	Principal	Market
	Amount	Value
Commercial Paper 12.2%(a)
Financial Services 7.0%
Caterpillar Financial Services Corp., 0.22%, 02/03/09	$2,434,000	$2,433,878
JPMorgan Chase & Co., 0.25%, 02/02/09	2,000,000	1,999,940
Rabobank USA Financial Corp., 0.15%, 02/02/09	1,097,000	1,096,982

		5,530,800

Food-Diversified 2.6%(b)
Nestle Capital Corp., 0.20%, 02/02/09	2,000,000	1,999,958

Utilities 2.6%(b)
NSTAR, 0.25%, 02/02/09	2,000,000	1,999,958

Total Commercial Paper (cost $9,530,927)		9,530,716

Asset-Backed Securities 3.9%
Auto Loans 1.4%(c)
Ford Credit Floorplan Master Owner Trust, Series 2006-3, Class A, 0.51%, 06/15/11	1,100,000	1,064,960

Home Equity Loans 2.5%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2001-4, Class 1A6, 6.24%, 01/25/13	755,325	744,329
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32	629,812	457,595
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34	908,501	772,892

		1,974,816

Recreational Vehicles 0.0%
SSB RV Trust, Series 2001-1, Class A5, 6.30%, 04/15/16	26,051	26,002

Total Asset-Backed Securities (cost $3,399,388)		3,065,778

Collateralized Mortgage Obligations 9.4%
ABN Amro Mortgage Corp., Series 2003-8, Class A23, 5.50%, 06/25/33	1,000,000	835,972
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(c)	926,098	809,332
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	999,254	556,249
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	1,000,000	927,470
Fannie Mae REMICS, Series 2003-33, Class LB, 5.50%, 05/25/23	2,000,000	2,073,512
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	1,000,000	690,290
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 2AN, 5.68%, 12/25/35(c)	993,423	539,356
Residential Funding Securities LLC, Series 2003-RM2, Class AI3, 4.50%, 05/25/33	1,000,000	946,013

Total Collateralized Mortgage Obligations (cost $8,838,481)		7,378,194

Commercial Mortgage Backed Securities 16.7%
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A3, 5.66%, 04/10/49(c)	1,000,000	657,991
Commercial Mortgage Pass Through Certificates, Series 2001-J1A, Class B, 6.61%, 02/14/34(b)	1,000,000	994,319
Credit Suisse Mortgage Capital Certificates, Series 2007-CS, Class A3, 5.69%, 09/15/40(c)	1,000,000	670,436
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, 12/15/35	955,000	887,768
Enterprise Mortgage Acceptance Co. LLC, Series 1998-1, Class A3, 6.63%, 01/15/25(b)	391,858	305,138
Fannie Mae Grantor Trust, Series 2000-T5, Class B, 7.30%, 05/25/10	3,000,000	3,179,441
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A3, 5.72%, 12/10/49	1,000,000	616,911
Heller Financial Commercial Mortgage Asset, Series 1999-PH1, Class A2, 6.85%, 05/15/31	83,324	83,130
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	1,846,067	1,830,676
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A3, 5.93%, 07/15/44(c)	1,000,000	639,820
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3, 5.48%, 11/15/30(c)	1,000,000	863,556
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A2, 7.56%, 11/15/31	1,405,295	1,408,234
Nomura Asset Securities Corp., Series 1998-D6, Class A1C, 6.69%, 03/15/30	1,000,000	997,635

Total Commercial Mortgage Backed Securities (cost $14,579,666)		13,135,055

Corporate Bonds 43.7%
Aerospace & Defense 1.3%
General Dynamics Corp., 5.25%, 02/01/14	1,000,000	1,041,652

Air Freight & Logistics 1.3%
FedEx Corp. Pass Through Trust, Series B2, 7.63%, 01/01/15	1,000,000	1,011,290

Airlines 4.0%
America West Airlines, Inc., 6.85%, 07/02/09	5,687	5,630
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)

Nationwide Bond Fund

	Principal	Market
	Amount	Value
Continental Airlines, Inc., 6.90%, 01/02/17	1,146,613	768,231
Delta Air Lines, Inc., 7.11%, 09/18/11	1,000,000	885,000
Northwest Airlines, Inc., 7.63%, 04/01/10	527,757	432,760
United Air Lines Pass Through Trust, Series 2001-1, 6.93%, 09/01/11	1,000,000	1,060,000

		3,151,621

Banks 2.6%
Bank of America Corp., 8.13%, 12/31/49	1,000,000	529,650
General Motors Acceptance Corp. LLC, 6.75%, 12/01/14(b)	307,000	199,524
JPMorgan Chase & Co., 7.94%, 04/29/49	1,000,000	760,050
Rabobank Capital Funding Trust, 5.25%, 12/29/49(b)	1,000,000	524,745

		2,013,969

Beverages 2.5%(b)
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	1,000,000	1,014,425
SABMiller PLC, 6.50%, 07/15/18	1,000,000	930,560

		1,944,985

Computers & Peripherals 1.2%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	945,102

Diversified Financial Services 6.2%
American Airlines Pass Through Trust, Series 1999-1, Class A-2, 7.02%, 10/15/09	750,000	727,500
Ford Motor Credit Co. LLC, 7.38%, 02/01/11	500,000	373,581
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	1,028,994
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	1,000,000	1,208,068
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20(b)	1,000,000	742,500
Textron Financial Corp., 5.13%, 11/01/10	1,000,000	800,297

		4,880,940

Diversified Minerals 1.1%
Rio Tinto Finance (USA) Ltd., 5.88%, 07/15/13	1,000,000	879,723

Electronic Equipment & Instruments 1.5%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,171,162

Health Care Equipment & Supplies 1.3%
Covidien International Finance SA, 6.00%, 10/15/17	1,000,000	1,017,232

Health Care Providers & Services 1.3%
Quest Diagnostics, Inc., 5.13%, 11/01/10	1,000,000	994,235

Industrial Conglomerate 1.2%
General Electric Co., 5.25%, 12/06/17	1,000,000	946,275

Insurance 2.9%
Liberty Mutual Group, Inc., 7.30%, 06/15/14(b)	1,000,000	896,526
Oil Insurance Ltd., 7.56%, 12/29/49(b) (c)	1,000,000	401,920
Principal Life Income Funding Trusts, 5.30%, 12/14/12	1,000,000	964,414

		2,262,860

Media 2.7%
Comcast Cable Holdings LLC, 9.80%, 02/01/12	1,000,000	1,076,011
Time Warner Cable, Inc., 8.25%, 02/14/14	1,000,000	1,062,503

		2,138,514

Oil, Gas & Consumable Fuels 6.1%
ConocoPhillips, 5.75%, 02/01/19	1,000,000	993,260
Energy Transfer Partners LP, 5.65%, 08/01/12	1,000,000	951,959
EOG Resources, Inc., 6.13%, 10/01/13	1,000,000	1,045,651
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	1,000,000	955,624
Weatherford International, Inc., 6.35%, 06/15/17	1,000,000	833,508

		4,780,002

Paper & Forest Products 0.6%(b)
Stora Enso OYJ, 7.25%, 04/15/36	1,000,000	507,604

Real Estate Investment Trusts 0.8%
Highwoods Properties, Inc., 5.85%, 03/15/17	1,000,000	591,036

Specialty Retail 1.0%(b)
CVS Pass-Through Trust, 6.94%, 01/10/30	980,388	748,683

Telecommunications 4.1%
FairPoint Communications, Inc., 13.13%, 04/01/18(b)	1,000,000	560,000
Qwest Corp., 6.88%, 09/15/33	1,000,000	690,000
Telecom Italia Capital SA, 5.25%, 11/15/13	1,000,000	899,279
Verizon Wireless, Inc., 7.38%, 11/15/13(b)	1,000,000	1,081,600

		3,230,879

Total Corporate Bonds (cost $38,591,014)		34,257,764

Preferred Stocks 0.0%(b)
Financial Institutions 0.0%
Preferred Blocker, Inc.	76	18,967

Total Preferred Stocks (cost $36,693)		18,967

Municipal Bonds 1.2%
Iowa 0.9%
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	$885,000	655,944

Louisiana 0.3%
Tobacco Settlement Financing Corp., 6.36%, 05/15/25	254,033	248,150

Total Municipal Bonds (cost $1,138,638)		904,094

Sovereign Bond 0.6%
ISRAEL 0.6%
Israel Government AID Bond, 5.67%, 05/15/24	1,000,000	506,717

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)

Nationwide Bond Fund

	Principal	Market
	Amount	Value
Total Sovereign Bonds (cost $430,595)		506,717

U.S. Government Sponsored & Agency Obligations 1.1%
U.S. Treasury Bonds, 4.38%, 02/15/38	750,000	850,079
Total U.S. Government Sponsored & Agency Obligations (cost $906,761)		850,079

U.S. Government Sponsored Mortgage-Backed Obligations 10.7%
Fannie Mae Pool
Pool # 383661, 6.62%, 06/01/16	1,803,605	1,970,473
Pool # 386905, 5.00%, 04/01/19	929,905	918,540
Pool # 983668, 6.00%, 08/01/38	2,953,322	3,046,770
Freddie Mac Gold, Pool # E01443, 3.50%, 07/01/18	2,518,284	2,487,116
Total U.S. Government Sponsored Mortgage-Backed Obligations (cost $8,062,077)		8,422,899

Total Investments (cost $85,514,240) (d) — 99.5%		78,070,263
Other assets in excess of liabilities — 0.5%		386,045

NET ASSETS — 100.0%		$78,456,308

(a)	Rate represents the effective yield at purchase.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2009 was $12,926,427 which represents 16.48% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2009. The maturity date represents the actual maturity date.

(d)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

LLC	Limited Liability Co.

LP	Limited Partnership

Ltd	Limited

OYJ	Public Traded Company

PLC	Public Limited Co.

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Government Bond Fund

	Principal	Market
	Amount	Value
Collateralized Mortgage Obligations 27.2%
Fannie Mae Grantor Trust
Series 2001-T2, Class B, 6.02%, 11/25/10	$3,127,000	$3,306,518
Series 2001-T11, Class B, 5.50%, 09/25/11	8,585,000	9,145,583
Fannie Mae REMICS
Series 2002-55, Class QD, 5.50%, 04/25/16	563,483	566,375
Series 1988-25, Class B, 9.25%, 10/25/18	10,377	11,483
Series 1990-7, Class B, 8.50%, 01/25/20	27,499	30,064
Series 1993-16, Class Z, 7.50%, 02/25/23	120,338	131,468
Series 1993-226, Class PK, 6.00%, 12/25/23	1,000,000	1,015,377
Series 2004-68, Class DY, 5.50%, 09/25/24	2,391,304	2,402,827
Series 2003-66, Class AP, 3.50%, 11/25/32	2,338,009	2,301,643
Series 1998-73, Class MZ, 6.30%, 10/17/38	4,313,208	4,308,305
Fannie Mae-Aces, Series 1998-M4, Class D, 6.27%, 02/25/35	731,185	742,471
Freddie Mac REMICS
Series 2677, Class LE, 4.50%, 09/15/18	10,000,000	10,111,722
Series 2960, Class BL, 5.00%, 02/15/23	3,916,728	3,999,753
Series 1684, Class I, 6.50%, 03/15/24	2,000,000	2,133,563
Series 2644, Class AY, 5.00%, 10/15/28	3,080,000	3,147,333
Series 2296, Class H, 6.50%, 03/15/31	150,240	156,346

Total Collateralized Mortgage Obligations (cost $42,344,451)		43,510,831

Corporate Bonds 9.2%
Banks 6.2%
Bank of America Corp., Series L, 2.10%, 04/30/12	10,000,000	9,899,690

Oil, Gas & Consumable Fuels 3.0%
Cal Dive I — Title XI, Inc., 4.93%, 02/01/27	4,574,667	4,723,709

Total Corporate Bonds (cost $14,571,671)		14,623,399

U.S. Government Mortgage Backed Agencies 29.1%
Fannie Mae Pool
Pool #873942, 5.87%, 09/01/11	3,943,408	3,995,033
Pool #381570, 6.30%, 04/01/14	954,654	1,021,460
Pool #381190, 7.90%, 08/01/15	1,484,998	1,680,093
Pool #383142, 7.11%, 10/01/15	1,997,216	2,102,050
Pool #380082, 6.35%, 03/01/16	3,762,013	3,971,687
Pool #381995, 7.40%, 10/01/17	1,005,396	1,117,507
Pool #385012, 6.84%, 04/01/20	4,263,264	4,681,161
Pool #874740, 6.32%, 07/01/22	1,762,344	1,912,041
Pool #874982, 6.81%, 11/01/25	1,731,821	1,947,738
Pool #385258, 6.65%, 07/01/27	1,319,228	1,424,614
Pool #386375, 4.79%, 08/01/28	1,770,233	1,673,899
Pool #386113, 5.35%, 05/01/33	5,075,479	4,879,052
Pool #387114, 5.62%, 09/01/34	1,182,652	1,218,657
Pool #773298, 4.85%, 04/01/35(a)	4,836,354	4,967,619
Pool #813605, 5.52%, 07/01/36(a)	4,422,859	4,403,631
Pool #745769, 5.56%, 07/01/36(a)	5,320,235	5,420,525

Total U.S. Government Mortgage Backed Agencies (cost $45,512,105)		46,416,767

U.S. Government Sponsored & Agency Obligations 29.5%
Federal Farm Credit Bank, 4.70%, 08/10/15	2,480,000	2,698,761
Federal Home Loan Bank System
5.31%, 12/28/12	10,000,000	11,109,280
5.99%, 04/15/13	1,500,000	1,712,535
8.02%, 02/13/15	5,000,000	6,416,785
5.25%, 06/12/37	4,500,000	4,694,692
Federal Home Loan Mortgage Corp., 3.05%, 08/12/10	10,000,000	10,249,160
Federal National Mortgage Association
8.20%, 03/10/16	5,000,000	6,507,145
4.50%, 12/18/17	3,748,000	3,680,379

Total U.S. Government Sponsored & Agency Obligations (cost $44,027,000)		47,068,737

Repurchase Agreement 4.2%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $6,703,070, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $6,836,989	6,702,930	$6,702,930

Total Repurchase Agreement (cost $6,702,930)		6,702,930

Total Investments (cost $153,158,157) (b) — 99.2%		158,322,664
Other assets in excess of liabilities — 0.8%		1,310,958

NET ASSETS — 100.0%		$159,633,622

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2009. The maturity date represents the actual maturity date.

(b)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Enhanced Income Fund

	Principal	Market
	Amount	Value
Asset-Backed Securities 28.2%
Auto Loans 8.2%
Banc of America Securities Auto Trust, Series 2006-G1, Class A3, 5.18%, 06/18/10	$873,388	$872,226
BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	2,000,000	1,974,006
Capital Auto Receivables Asset Trust, Series 2006-2, Class A3A, 4.98%, 05/15/11	1,351,425	1,320,646
Daimler Chrysler Auto Trust
Series 2006-D, Class A3, 4.98%, 02/08/11	1,148,975	1,133,999
Series 2007-A, Class A2A, 4.94%, 03/08/11	570,043	561,691
Ford Credit Auto Owner Trust
Series 2006-A, Class A3, 5.05%, 03/15/10	120,620	120,436
Series 2007-B, Class A2A, 5.26%, 06/15/10	651,232	645,983
Honda Auto Receivables Owner Trust, Series 2005-4, Class A4, 4.60%, 11/22/10	860,786	861,045
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	365,191	363,271
USAA Auto Owner Trust
Series 2008-1, Class A2, 4.27%, 10/15/10	1,083,240	1,083,522
Series 2008-2, Class A2, 3.91%, 01/18/11	1,914,940	1,912,069
Volkswagen Auto Loan Enhanced Trust, Series 2005-1, Class A4, 4.86%, 04/20/12	883,686	884,804
Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	171,230	171,198
WFS Financial Owner Trust, Series 2005-2, Class A4, 4.39%, 11/19/12	167,925	167,851
World Omni Auto Receivables Trust, Series 2008-B, Class A2, 4.13%, 03/15/11	2,000,000	1,979,058

		14,051,805

Credit Card Loans 9.6%
American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 05/15/09	2,000,000	2,000,926
Bank of America Credit Card Trust, Series 2008-A9, Class A9, 4.07%, 02/16/10	2,000,000	1,979,787
Bank One Issuance Trust
Series 2004-A1, Class A1, 3.45%, 02/17/09	2,500,000	2,500,779
Series 2004-A6, Class A6, 3.94%, 08/17/09	1,500,000	1,507,911
Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, 02/10/09	2,000,000	2,000,853
Citibank Credit Card Master Trust I, Series 1999-2, Class A, 5.88%, 03/10/09	2,500,000	2,505,359
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, 02/17/09	2,000,000	2,000,474
MBNA Master Credit Card Trust, Series 1999-B, Class A, 5.90%, 03/15/09	2,000,000	2,002,030

		16,498,119

Equipment Loans 3.7%
Caterpillar Financial Asset Trust, Series 2008-A, Class A2A, 4.09%, 12/27/10	1,336,657	1,332,824
CIT Equipment Collateral
Series 2006-VT1, Class A3, 5.13%, 02/20/09	51,033	51,044
Series 2006-VT1, Class A4, 5.16%, 03/20/09	2,000,000	1,995,531
GE Equipment Midticket LLC, Series 2007-1 , Class A2A, 4.58%, 05/14/10	1,004,541	1,004,237
John Deere Owner Trust, Series 2008-A Class A2, 3.63%, 03/15/11	1,735,269	1,722,570
MBNA Practice Solutions Owner Trust, Series 2005-2, Class A3, 4.34%, 06/15/11	292,021	291,985

		6,398,191

Home Equity Loans 0.6%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3, Class 1A4, 3.30%, 11/25/29	104,832	103,540
Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A1, 5.96%, 07/25/36	79,905	78,922
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, 11/25/35	97,823	97,212
FHLMC Structured Pass Through Securities, Series T-50, Class A7, 5.05%, 10/27/31(a)	897,000	752,779

		1,032,453

Utility Loans 6.1%
CenterPoint Energy Transition Bond Co. LLC, Series 2001-1, Class A3, 5.16%, 09/15/11	1,220,023	1,230,790
CPL Transition Funding LLC, Series 2002-1, Class A3, 5.56%, 01/15/12	2,054,879	2,087,506
FPL Recovery Funding LLC, Series 2007-A, Class A1, 5.05%, 02/01/13	1,677,786	1,705,809
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A2, 4.03%, 02/15/12	1,174,850	1,180,566
Peco Energy Transition Trust
Series 2000-A, Class A4, 7.65%, 03/01/10	1,500,000	1,537,325
Series 2001-A, Class A1, 6.52%, 12/31/10	1,300,000	1,328,674
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A2, 3.87%, 06/25/11	641,624	643,346
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	739,343	731,944

		10,445,960

Total Asset-Backed Securities (cost $48,716,105)		48,426,528

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Enhanced Income Fund

	Principal	Market
	Amount	Value
Collateralized Mortgage Obligations 11.9%
Fannie Mae REMICS
Series 2004-34, Class PL, 3.50%, 05/25/14	161,154	161,156
Series 2003-92, Class PC, 4.50%, 05/25/15	2,032,726	2,053,426
Series 2005-91, Class PB, 4.50%, 06/25/16	1,739,081	1,759,868
Series 2002-82, Class XD, 5.00%, 07/25/16	1,880,633	1,921,428
Series 2004-61, Class AB, 5.00%, 03/25/17	1,727,744	1,758,614
Series 2003-57, Class NB, 3.00%, 06/25/18	320,166	314,996
Series 2003-75, Class NB, 3.25%, 08/25/18	255,081	254,510
Series 2004-96, Class EW, 4.50%, 06/25/24	1,779,615	1,804,752
Series 2003-14, Class AN, 3.50%, 03/25/33	267,260	262,066
Freddie Mac REMICS
Series 2651, Class VB, 5.50%, 03/15/14	1,338,297	1,355,517
Series 2668, Class AD, 4.00%, 01/15/15	1,614,946	1,630,096
Series 2517, Class OD, 5.00%, 05/15/16	1,966,501	2,004,933
Series 2611, Class KC, 3.50%, 01/15/17	339,438	340,912
Series 2664, Class GA, 4.50%, 01/15/18	392,484	399,610
Series 2613, Class PA, 3.25%, 05/15/18	431,453	425,594
Series 2630, Class JA, 3.00%, 06/15/18	329,086	328,779
Government National Mortgage Association
Series 2003-49, Class A, 2.21%, 10/16/17	2,164,536	2,154,240
Series 2004-103, Class A, 3.88%, 12/16/19	1,167,813	1,171,063
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	293,817	282,626

Total Collateralized Mortgage Obligations (cost $20,194,463)		20,384,186

Commercial Mortgage Backed Securities 9.1%
Asset Securitization Corp., Series 1996-D3, Class A1C, 7.40%, 10/13/26	168,362	168,699
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class A1, 6.08%, 02/15/35	133,313	132,778
Series 2004-T14, Class A2, 4.17%, 01/12/41	1,056,758	1,053,020
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1, 3.79%, 10/15/41	25,091	25,028
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 01/17/32	616,137	616,414
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A2, 4.22%, 04/10/40	1,081,776	1,055,875
Series 2004-C3, Class A3, 4.21%, 12/10/41	2,000,000	1,962,395
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A3, 4.34%, 06/10/36	653,627	651,557
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A1, 5.34%, 05/12/45	1,353,972	1,315,437
LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A2, 4.90%, 06/15/26	55,187	55,101
Morgan Stanley Capital I
Series 2004-IQ8, Class A3, 4.50%, 11/15/11	2,000,000	1,920,849
Series 2005-HQ5, Class A2, 4.81%, 01/14/42	1,773,400	1,755,841
Series 2005-IQ9, Class A1, 3.99%, 07/15/56	1,041,782	1,034,301
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	115,535	115,606
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class A2, 4.38%, 10/15/41	2,158,778	2,082,410
Series 2005-C17, Class A2, 4.78%, 03/15/42	1,767,356	1,696,444

Total Commercial Mortgage Backed Securities (cost $15,967,396)		15,641,755

Corporate Bonds 20.4%
Aerospace & Defense 0.9%
United Technologies Corp., 4.38%, 05/01/10	1,500,000	1,534,920

		1,534,920

Banks 3.9%
HSBC Bank USA NA, 3.88%, 09/15/09	2,000,000	1,996,036
JPMorgan & Chase Co., 3.80%, 10/02/09	1,000,000	998,971
Kreditanstalt fuer Wiederaufbau, 5.00%, 06/01/10	1,695,000	1,774,704
Wells Fargo & Co., 4.20%, 01/15/10	2,000,000	2,005,322

		6,775,033

Beverages 1.5%
Pepsi Bottling Holdings, Inc., 5.63%, 02/17/09	2,500,000	2,504,040

		2,504,040

Computers & Peripherals 1.2%
International Business Machines Corp., 4.25%, 09/15/09	2,000,000	2,026,736

		2,026,736

Diversified Financial Services 1.2%(a)
Citigroup Funding, Inc., 1.27%, 07/30/10	2,000,000	2,002,948

		2,002,948

Diversified Manufacturing 1.5%
Honeywell International, Inc., 7.50%, 03/01/10	2,500,000	2,627,362

		2,627,362

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Enhanced Income Fund

	Principal	Market
	Amount	Value
Food & Staples Retailing 1.2%
Wal-Mart Stores, Inc., 6.88%, 08/10/09	2,000,000	2,053,476

		2,053,476

Health Care Equipment & Supplies 1.4%(b)
Johnson & Johnson, 6.63%, 09/01/09	2,428,000	2,493,653

		2,493,653

Insurance 1.8%(b)
Monumental Global Funding II, 3.90%, 06/15/09	2,100,000	2,088,198
New York Life Global Funding, 4.63%, 08/16/10	1,000,000	994,878

		3,083,076

Machinery 1.2%
Caterpillar, Inc., 7.25%, 09/15/09	2,000,000	2,042,778

		2,042,778

Manufacturing 1.2%
3M Co., 5.13%, 11/06/09	2,000,000	2,064,602

		2,064,602

Other Financial 2.1%
John Deere Capital Corp., 5.40%, 04/07/10	2,000,000	2,039,498
Toyota Motor Credit Corp., 4.25%, 03/15/10	1,500,000	1,501,407

		3,540,905

Telecommunications 1.3%
BellSouth Corp., 4.20%, 09/15/09	2,300,000	2,331,331

		2,331,331

Total Corporate Bonds (cost $34,966,424)		35,080,860

Yankee Dollar 0.6%
Banks 0.6%
Inter-American Development Bank, 8.40%, 09/01/09	1,029,000	1,065,434
U.S. Government Sponsored & Agency Obligations 23.5%
Federal Home Loan Bank
5.38%, 07/17/09	2,000,000	2,044,028
2.75%, 06/18/10	2,000,000	2,039,538
Federal Home Loan Mortgage Corp.
4.88%, 02/09/10	2,000,000	2,077,700
3.13%, 02/12/10	2,000,000	2,040,484
2.88%, 04/30/10	2,000,000	2,039,542
Federal National Mortgage Association
4.63%, 12/15/09	2,300,000	2,373,625
4.13%, 05/15/10	2,000,000	2,067,652
4.38%, 06/21/10	2,000,000	2,083,572
U.S. Treasury Notes
4.00%, 09/30/09	8,000,000	8,185,624
3.25%, 12/31/09	6,000,000	6,148,128
2.13%, 01/31/10	5,000,000	5,076,170
2.00%, 02/28/10	4,000,000	4,059,844

Total U.S. Government Sponsored & Agency Obligations (cost $39,673,738)		40,235,907

U.S. Government Sponsored Mortgage-Backed Obligations 0.5%
Fannie Mae Pool
Pool #190255, 6.50%, 02/01/09	91	92
Pool #254256, 5.50%, 04/01/09	8,565	8,635
Pool # 253845, 6.00%, 06/01/16	75,960	79,333
Pool #254089, 6.00%, 12/01/16	115,041	120,150
Pool #545415, 6.00%, 01/01/17	103,217	107,800
Pool #254195, 5.50%, 02/01/17	248,251	257,226
Pool #625178, 5.50%, 02/01/17	213,049	220,751
Freddie Mac Gold Pool
Pool #E00678, 6.50%, 06/01/14	43,922	45,534
Pool #E00991, 6.00%, 07/01/16	59,818	62,136

Total U.S. Government Sponsored Mortgage-Backed Obligations (cost $867,970)		901,657

Repurchase Agreement 6.1%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $10,494,598, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $10,704,267	10,494,379	10,494,379

Total Repurchase Agreement (cost $10,494,379)		10,494,379

Total Investments (cost $171,940,683) (c) — 100.3%		172,230,706
Liabilities in excess of other assets — (0.3)%		(508,256)

NET ASSETS — 100.0%		$171,722,450

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2009 was $5,576,729 which represents 3.25% of net assets.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

FHLMC	Federal Home Loan Mortgage Corporation

LLC	Limited Liability Co.

NA	National Association

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Short Duration Bond Fund

	Principal	Market
	Amount	Value
Asset-Backed Securities 21.1%
Agency Wrap 1.0%
FHLMC Structured Pass Through Securities, Series T-50, Class A6, 3.61%, 09/27/12	$762,918	$682,918

Auto Loans 11.3%
AmeriCredit Automobile Receivables Trust, Series 2005-CF, Class A4, 4.63%, 06/06/12	1,070,789	980,085
Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A, 4.46%, 07/15/14	1,000,000	856,240
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 03/08/13	1,000,000	894,747
Honda Auto Receivables Owner Trust, Series 2006-3, Class A4, 5.11%, 04/15/12	1,140,000	1,147,160
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A4, 4.28%, 06/16/14	700,000	685,684
USAA Auto Owner Trust, Series 2008-1, Class A4, 4.50%, 10/15/13	1,000,000	977,215
Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A2, 3.71%, 04/20/11	936,436	933,187
World Omni Auto Receivables Trust
Series 2008-B, Class A3A, 5.13%, 04/15/13	750,000	734,356
Series 2008-A, Class A4, 4.74%, 10/15/13	1,000,000	945,753

		8,154,427

Credit Card Loans 1.4%
Chase Issuance Trust, Series 2005-A7, Class A7, 4.55%, 03/15/13	1,000,000	1,015,409

Equipment Loans 1.4%(a)
MBNA Practice Solutions Owner Trust, Series 2005-2, Class A4, 4.47%, 06/15/13	1,000,000	995,046

Home Equity Loans 3.2%
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF4, 4.43%, 10/25/33	1,459,237	1,376,931
Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.47%, 03/25/32	1,246,924	941,753

		2,318,684

Utility Loans 2.8%
Peco Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 12/31/10	1,000,000	1,022,057
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A2, 5.03%, 03/25/14	1,000,000	1,027,130

		2,049,187

Total Asset-Backed Securities (cost $16,089,871)		15,215,671

Collateralized Mortgage Obligations 13.4%
Fannie Mae REMICS
Series 2004-79, Class VE, 4.50%, 08/25/10	700,071	708,256
Series 2004-9, Class YJ, 4.00%, 10/25/13	928,018	929,391
Series 2002-82, Class XD, 5.00%, 07/25/16	817,666	835,404
Series 2004-80, Class LG, 4.00%, 10/25/16	1,994,823	2,016,443
Freddie Mac REMICS
Series 2870, Class BC, 4.50%, 07/15/14	1,189,505	1,197,345
Series 2676, Class CV, 4.00%, 05/15/16	962,498	973,299
Series 2626, Class UN, 4.00%, 08/15/29	897,391	901,544
Government National Mortgage Association
Series 2004-76, Class QA, 4.00%, 01/20/34	1,153,972	1,161,690
Series 2004-22, Class BK, 3.47%, 04/20/34	911,241	912,973

Total Collateralized Mortgage Obligations (cost $9,572,687)		9,636,345

Commercial Mortgage Backed Securities 13.0%
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP4, Class A1, 5.06%, 11/15/16	495,508	488,231
Series 2001-TOP2, Class A1, 6.08%, 02/15/35	346,911	345,518
Series 2004-T14, Class A3, 4.80%, 01/12/41	1,000,000	926,164
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A1, 4.98%, 12/11/49	808,049	771,162
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.51%, 04/10/38(b)	1,000,000	884,860
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A2, 4.89%, 09/15/30	2,000,000	1,901,437
Series 2007-C1, Class A1, 5.39%, 02/15/40(b)	697,580	675,278
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A1, 4.71%, 07/12/46(b)	1,033,660	995,218
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	105,852	105,917
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A2, 4.78%, 03/15/42	1,219,476	1,170,547
Series 2006-C27, Class A2, 5.62%, 07/15/45	1,300,000	1,109,608

Total Commercial Mortgage Backed Securities (cost $10,017,967)		9,373,940

Corporate Bonds 11.5%
Banks 2.4%
JPMorgan Chase & Co., 2.63%, 12/01/10	750,000	764,756
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Short Duration Bond Fund

	Principal	Market
	Amount	Value
Wells Fargo & Co., Series E, 3.98%, 10/29/10	1,000,000	986,081

		1,750,837

Consumer Finance 1.4%(a)
TIAA Global Markets, Inc., 4.88%, 01/12/11	1,000,000	990,555

Diversified Financial Services 1.4%
Merrill Lynch & Co., Inc., Series C, 4.25%, 02/08/10	1,000,000	978,741

Other Financial 3.4%
HSBC Finance Corp., 5.88%, 02/01/09	1,500,000	1,500,000
Metropolitan Life Global Funding I, 4.63%, 08/19/10(a)	1,000,000	974,944

		2,474,944

Specialty Retail 1.4%
Wal-Mart Stores, Inc., 4.13%, 02/15/11	1,000,000	1,033,974

Technology 1.5%
Cisco Systems, Inc., 5.25%, 02/22/11	1,000,000	1,045,877

Total Corporate Bonds (cost $8,330,539)		8,274,928

U.S. Government Sponsored & Agency Obligations 37.1%
Federal Farm Credit Bank, 3.88%, 08/25/11	750,000	786,645
Federal Home Loan Mortgage Corp.
2.88%, 04/30/10	2,000,000	2,039,542
2.88%, 11/23/10	1,500,000	1,537,907
Federal National Mortgage Association
2.88%, 10/12/10	1,500,000	1,537,344
3.63%, 08/15/11	1,000,000	1,044,013
U.S. Treasury Notes
4.75%, 02/15/10	7,000,000	7,298,592
4.50%, 05/15/10	9,000,000	9,446,481
2.00%, 09/30/10	3,000,000	3,062,931

Total U.S. Government Sponsored & Agency Obligations (cost $25,876,019)		26,753,455

Repurchase Agreement 3.6%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $2,569,617, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $2,620,954	2,569,563	$2,569,563

Total Repurchase Agreement (cost $2,569,563)		2,569,563

Total Investments (cost $72,456,646) (c) — 99.7%		71,823,902
Other assets in excess of liabilities — 0.3%		228,414

NET ASSETS — 100.0%		$72,052,316

(a)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2009 was $2,960,545 which represents 4.11% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2009. The maturity date represents the actual maturity date.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

FHLMC	Federal Home Loan Mortgage Corporation

LLC	Limited Liability Co.

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Asset-Backed Securities 0.9%
Auto Loans 0.4%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3, 5.12%, 10/15/10	$2,869,394	$2,878,638
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 12/15/09	25,827	25,834

		2,904,472

Credit Card Loans 0.3%(a)
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	2,820,000	2,838,377

Home Equity Loans 0.2%(a)
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 0.47%, 01/25/37	1,474,815	1,388,345

Total Asset-Backed Securities (cost $7,231,224)		7,131,194

Commercial Mortgage Backed Securities 6.4%
Banks 3.3%
Banc of America Commercial Mortgage, Inc.
Series 2005-4, Class A5A, 4.93%, 07/10/45	1,936,000	1,595,712
Series 2006-6, Class A4, 5.36%, 10/10/45	2,830,000	1,991,756
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2, 7.20%, 10/15/32	3,346,854	3,367,675
First Union National Bank-Bank of America Commercial Mortgage Trust, Series 2001-C1, Class A2, 6.14%, 03/15/33	2,048,560	2,031,475
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-FL1A, Class A2, 0.51%, 02/15/19(a)(b)	9,994,000	8,742,244
Series 2001-CIBC, Class B, 6.45%, 03/15/33	2,604,000	2,491,731
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	2,264,000	2,234,760
Series 2001-CIB3, Class C, 6.84%, 11/15/35(a) (b)	1,292,000	1,285,871
Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,546,000	911,890
Series 2006-LDP7, Class A4, 5.88%, 04/15/45(a)	2,321,000	1,714,357
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class C, 6.55%, 04/15/34	1,189,000	1,166,245

		27,533,716

Diversified Financial Services 1.8%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class AJ, 4.75%, 06/11/41	1,384,000	659,873
CS First Boston Mortgage Securities Corp.
Series 2001-CK1, Class C, 6.73%, 12/18/35	2,078,000	2,071,412
Series 2002-CKS4, Class A2, 5.18%, 11/15/36	2,050,000	1,927,184
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.91%, 07/10/38(a)	6,120,000	4,246,373
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28%, 08/10/38(a)	2,133,000	1,856,324
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12%, 11/15/32	2,161,000	1,964,847
Morgan Stanley Capital I, Series 2005-T19, Class A2, 4.73%, 06/12/47	2,153,000	2,033,292

		14,759,305

Hotels, Restaurants & Leisure 0.7%(a) (b)
TW Hotel Funding 2005 LLC, Series 2005-LUX, Class A1, 0.58%, 01/15/21	6,651,219	6,053,443

Mortgage-Backed 0.6%(a)
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, 4.98%, 05/10/43	6,180,000	5,153,226

Total Commercial Mortgage Backed Securities (cost $62,738,924)		53,499,690

Corporate Bonds 18.3%
Aerospace & Defense 0.1%
Lockheed Martin Corp.
7.65%, 05/01/16	123,000	139,727
Series B, 6.15%, 09/01/36	196,000	194,445
United Technologies Corp.
6.35%, 03/01/11	127,000	135,331
4.88%, 05/01/15	460,000	464,237

		933,740

Airline 0.0%(b)
Qantas Airways Ltd., 6.05%, 04/15/16	123,000	109,176

Auto Components 0.0%
Johnson Controls, Inc.
5.25%, 01/15/11	123,000	111,531
4.88%, 09/15/13	123,000	98,922

		210,453

Banks 2.5%
Bank of New York Mellon Corp. (The), 5.13%, 08/27/13	300,000	305,665
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 06/15/11	246,000	254,398
Bank One Corp.
7.88%, 08/01/10	41,000	42,902
5.25%, 01/30/13	103,000	102,270
8.00%, 04/29/27	202,000	214,408
BB&T Corp., 4.75%, 10/01/12	164,000	158,225
Capital One Bank USA NA
5.75%, 09/15/10	164,000	163,096
5.13%, 02/15/14	410,000	372,790
Charter One Bank NA, 6.38%, 05/15/12	500,000	397,264
Comerica, Inc., 4.80%, 05/01/15	123,000	92,219
Deutsche Bank AG London, 4.88%, 05/20/13	1,000,000	977,564
Eksportfinans AS, 5.50%, 05/25/16	267,000	267,231
FIA Card Services NA, 7.13%, 11/15/12(b)	140,000	140,857
Fifth Third Bank, 4.20%, 02/23/10	607,000	601,964
HBOS PLC, 5.30%, 11/29/49(b)	246,000	85,530
HSBC Bank USA NA
4.63%, 04/01/14	410,000	384,123
5.88%, 11/01/34	498,000	432,712
5.63%, 08/15/35	250,000	209,444
JPMorgan Chase & Co., 2.63%, 12/01/10	4,880,000	4,976,014
JPMorgan Chase Bank NA
5.88%, 06/13/16	308,000	298,672
6.00%, 10/01/17	750,000	730,701
KeyBank NA
5.70%, 08/15/12	185,000	169,101
5.80%, 07/01/14	103,000	90,650
Korea Development Bank, 5.75%, 09/10/13	82,000	74,825
Manufacturers & Traders Trust Co., 2.94%, 04/01/13(a) (b)	300,000	251,147
Marshall & Ilsley Bank, 5.25%, 09/04/12	113,000	102,022
MBNA Corp., 5.00%, 05/04/10	226,000	225,151
Regions Bank, 3.25%, 12/09/11	2,440,000	2,508,005
Regions Financial Corp., 6.38%, 05/15/12	892,000	825,593
Royal Bank of Scotland Group PLC, 5.00%, 11/12/13	164,000	143,581
Santander Central Hispano Issuances Ltd., 7.63%, 09/14/10	41,000	40,023
Sovereign Bank, 5.13%, 03/15/13	200,000	180,275
St. George Bank Ltd., 5.30%, 10/15/15(b)	164,000	153,491
State Street Bank & Trust Co., 5.30%, 01/15/16	200,000	185,720
SunTrust Bank
5.20%, 01/17/17	123,000	112,159
5.45%, 12/01/17	127,000	116,983
Synovus Financial Corp., 4.88%, 02/15/13	62,000	53,186
UBS AG
5.88%, 07/15/16	679,000	606,894
5.88%, 12/20/17	250,000	223,470
Union Planters Corp., 4.38%, 12/01/10	62,000	60,105
UnionBanCal Corp., 5.25%, 12/16/13	144,000	124,359
US Bancorp, Series P, 4.50%, 07/29/10	205,000	203,717
US Bank NA
6.38%, 08/01/11	249,000	259,413
4.95%, 10/30/14	185,000	182,659
4.80%, 04/15/15	92,000	88,287
Wachovia Bank NA
5.60%, 03/15/16	492,000	445,588
6.60%, 01/15/38	975,000	952,922
Wells Fargo & Co.
4.20%, 01/15/10	328,000	328,873
4.63%, 08/09/10	255,000	254,714
5.13%, 09/15/16	144,000	131,396
5.38%, 02/07/35	318,000	271,961
5.95%, 08/26/36	545,000	495,695

		21,070,014

Beverages 0.2%
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	21,000	19,480
5.00%, 03/01/19	164,000	137,514
5.75%, 04/01/36	151,000	111,853
6.00%, 11/01/41	103,000	75,987
Bottling Group LLC, 4.63%, 11/15/12	287,000	288,570
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/12	62,000	59,633
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	146,000	162,603
6.95%, 11/15/26	103,000	100,124
Miller Brewing Co., 5.50%, 08/15/13(b)	103,000	97,429
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	144,000	160,126
PepsiAmericas, Inc., 4.88%, 01/15/15	208,000	188,794
PepsiCo, Inc., 7.90%, 11/01/18	500,000	620,081

		2,022,194

Building Products 0.0%
Lafarge SA, 6.50%, 07/15/16	185,000	121,324
Stanley Works (The), 4.90%, 11/01/12	92,000	91,473

		212,797

Chemicals 0.2%
Albemarle Corp., 5.10%, 02/01/15	82,000	70,778
Cytec Industries, Inc., 6.00%, 10/01/15	113,000	90,913
Dow Chemical Co. (The), 6.00%, 10/01/12	310,000	296,958
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	515,000	511,183
Lubrizol Corp.
5.50%, 10/01/14	196,000	175,089
6.50%, 10/01/34	103,000	75,527
Praxair, Inc., 3.95%, 06/01/13	123,000	123,692
Rohm & Haas Co., 7.85%, 07/15/29	82,000	71,670
Yara International ASA, 5.25%, 12/15/14(b)	103,000	89,569

		1,505,379

Consumer Goods 0.1%
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(b)	123,000	114,369
Fortune Brands, Inc., 5.38%, 01/15/16	585,000	508,359
Procter & Gamble Co.
4.85%, 12/15/15	123,000	131,424
5.80%, 08/15/34	405,000	415,367

		1,169,519

Containers & Packaging 0.0%
Newell Rubbermaid, Inc., 4.00%, 05/01/10	62,000	60,420

Diversified Financial Services 2.9%
AXA Financial, Inc.
7.75%, 08/01/10	185,000	183,977
7.00%, 04/01/28	92,000	72,266
Bank of America Corp.
6.60%, 05/15/10	82,000	81,364
4.50%, 08/01/10	144,000	143,978
4.38%, 12/01/10	410,000	412,056
5.38%, 08/15/11	267,000	268,405
4.88%, 09/15/12	201,000	193,093
4.88%, 01/15/13	451,000	432,173
4.75%, 08/01/15	431,000	380,374
5.25%, 12/01/15	513,000	446,395
6.00%, 06/15/16	205,000	193,377
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
5.63%, 10/14/16	440,000	394,933
5.30%, 03/15/17	500,000	438,920
Bear Stearns Cos. LLC (The)
4.55%, 06/23/10	1,943,000	1,977,181
5.70%, 11/15/14	256,000	251,810
5.30%, 10/30/15	123,000	117,170
4.65%, 07/02/18	246,000	211,289
Capital One Financial Corp., 5.25%, 02/21/17	211,000	177,129
CIT Group, Inc., 12.00%, 12/18/18(b)	469,000	342,741
Citigroup, Inc.
4.13%, 02/22/10	369,000	354,491
4.63%, 08/03/10	226,000	218,665
6.50%, 01/18/11	92,000	91,081
5.13%, 02/14/11	62,000	59,446
6.00%, 02/21/12	103,000	97,994
5.25%, 02/27/12	850,000	788,073
5.63%, 08/27/12	205,000	182,571
5.30%, 01/07/16	1,321,000	1,138,106
5.85%, 08/02/16	287,000	257,978
6.63%, 06/15/32	232,000	178,436
5.88%, 02/22/33	82,000	57,010
5.88%, 05/29/37	200,000	154,422
Golden West Financial Corp., 4.75%, 10/01/12	109,000	106,101
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	72,000	72,059
5.25%, 10/15/13	605,000	567,546
5.13%, 01/15/15	461,000	415,388
5.35%, 01/15/16	453,000	398,614
5.75%, 10/01/16	700,000	629,480
5.63%, 01/15/17	1,350,000	1,126,430
6.13%, 02/15/33	450,000	374,620
6.75%, 10/01/37	700,000	532,099
HSBC Holdings PLC, 6.50%, 05/02/36	500,000	456,184
Jefferies Group, Inc., 6.25%, 01/15/36	123,000	70,799
JPMorgan Chase & Co.
4.50%, 11/15/10	328,000	333,598
4.60%, 01/17/11	410,000	412,447
6.63%, 03/15/12	447,000	454,261
4.75%, 03/01/15	176,000	167,922
5.15%, 10/01/15	349,000	324,960
Kreditanstalt fuer Wiederaufbau
4.13%, 10/15/14	492,000	518,072
4.38%, 07/21/15	1,005,000	1,035,274
Landwirtschaftliche Rentenbank
4.88%, 02/14/11	115,000	121,977
5.13%, 02/01/17	600,000	671,718
Morgan Stanley
5.05%, 01/21/11	720,000	699,166
6.60%, 04/01/12	349,000	335,200
5.30%, 03/01/13	461,000	424,368
4.75%, 04/01/14	410,000	341,478
5.45%, 01/09/17	1,345,000	1,140,058
7.25%, 04/01/32	226,000	203,210
National City Corp., 4.90%, 01/15/15	246,000	226,006
PNC Funding Corp., 5.25%, 11/15/15	246,000	225,063
Wachovia Corp.
5.30%, 10/15/11	935,000	950,369
4.88%, 02/15/14	127,000	112,964
5.50%, 08/01/35	338,000	236,653

		23,980,988
Diversified Manufacturing 0.4%
3M Co, 5.70%, 03/15/37	235,000	230,785
Exelon Corp., 5.63%, 06/15/35	414,000	310,997
Honeywell International, Inc.
6.13%, 11/01/11	103,000	107,640
5.40%, 03/15/16	440,000	444,591
International Paper Co.
4.00%, 04/01/10	349,000	331,884
5.85%, 10/30/12	30,000	27,375
5.30%, 04/01/15	144,000	107,263
Kimberly-Clark Corp.
5.63%, 02/15/12	205,000	211,560
4.88%, 08/15/15	710,000	716,453
Masco Corp.
5.88%, 07/15/12	148,000	133,280
4.80%, 06/15/15	246,000	170,118
6.13%, 10/03/16	315,000	202,291
Pitney Bowes, Inc.
4.75%, 01/15/16	205,000	194,207
4.75%, 05/15/18	62,000	57,626
Westvaco Corp., 7.95%, 02/15/31	82,000	52,408
Weyerhaeuser Co., 6.75%, 03/15/12	443,000	418,611

		3,717,089

Electric Power 0.0%
Ohio Power Co., 6.00%, 06/01/16	349,000	337,070

Electric Utilities 0.5%
Alabama Power Co., 5.70%, 02/15/33	226,000	215,273
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	112,817
Arizona Public Service Co., 5.50%, 09/01/35	150,000	90,960
Baltimore Gas & Electric Co., 5.90%, 10/01/16	615,000	545,439
Commonwealth Edison Co., Series 98, 6.15%, 03/15/12	82,000	83,355
Consolidated Edison Co. of New York, Inc.
Series 02-B, 4.88%, 02/01/13	86,000	87,758
Series 05-C, 5.38%, 12/15/15	123,000	125,330
Series 03-A, 5.88%, 04/01/33	82,000	78,400
Consumers Energy Co., Series F, 4.00%, 05/15/10	167,000	164,732
Exelon Corp., 4.90%, 06/15/15	287,000	242,072
Florida Power & Light Co.
4.85%, 02/01/13	103,000	105,012
5.85%, 02/01/33	70,000	72,032
5.95%, 10/01/33	53,000	55,256
5.40%, 09/01/35	90,000	87,184
5.65%, 02/01/37	200,000	200,616
Florida Power Corp., 5.90%, 03/01/33	247,000	249,273
Georgia Power Co., Series K, 5.13%, 11/15/12	74,000	77,122
Metropolitan Edison Co., 4.88%, 04/01/14	164,000	151,705
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	181,438
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	441,000	455,029
Ohio Power Co., Series G, 6.60%, 02/15/33	164,000	146,372
PSEG Power LLC
6.95%, 06/01/12	51,000	51,350
5.50%, 12/01/15	287,000	255,412
Public Service Electric & Gas Co., Series B, 5.13%, 09/01/12	135,000	135,269
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	73,584
Southern Power Co., Series B, 6.25%, 07/15/12	174,000	179,073
Wisconsin Electric Power Co., 5.63%, 05/15/33	41,000	37,209

		4,259,072

Electronic Equipment & Instruments 0.2%
General Electric Co., 5.00%, 02/01/13	946,000	944,260
Motorola, Inc.
7.63%, 11/15/10	111,000	103,132
7.50%, 05/15/25	144,000	80,830
Northrop Grumman Systems Corp.
7.13%, 02/15/11	274,000	291,868
7.75%, 02/15/31	82,000	94,135
Raytheon Co.
6.40%, 12/15/18	144,000	151,624
7.00%, 11/01/28	92,000	96,798
Rockwell Collins, Inc., 4.75%, 12/01/13	205,000	205,601

		1,968,248

Food & Staples Retailing 0.1%
Kroger Co. (The)
6.20%, 06/15/12	164,000	170,943
7.50%, 04/01/31	178,000	195,389
Yum! Brands, Inc., 8.88%, 04/15/11	82,000	86,446

		452,778

Food Processors 0.3%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	140,000	128,446
5.38%, 09/15/35	103,000	86,931
Campbell Soup Co., 4.88%, 10/01/13	164,000	167,309
ConAgra Foods, Inc.
6.75%, 09/15/11	62,000	64,911
7.00%, 10/01/28	154,000	150,293
General Mills, Inc., 6.00%, 02/15/12	185,000	194,201
Kellogg Co., Series B, 7.45%, 04/01/31	103,000	121,163
Kraft Foods, Inc.
5.63%, 11/01/11	326,000	342,107
6.00%, 02/11/13	200,000	210,841
6.50%, 11/01/31	131,000	126,466
6.88%, 02/01/38	300,000	299,810
Sara Lee Corp., 6.25%, 09/15/11	174,000	177,617
SYSCO Corp., 5.38%, 09/21/35	74,000	66,261
Unilever Capital Corp.
7.13%, 11/01/10	76,000	82,080
5.90%, 11/15/32	144,000	142,569
W.M. Wrigley Jr. Co., 4.65%, 07/15/15	150,000	127,500

		2,488,505

Gas Distribution 0.1%
Southern California Gas Co., 4.80%, 10/01/12	267,000	270,450
Texas Eastern Transmission LP, 7.30%, 12/01/10	500,000	506,566

		777,016

Health Care Equipment & Supplies 0.1%
Baxter International, Inc., 4.63%, 03/15/15	53,000	52,967
Johnson & Johnson, 4.95%, 05/15/33	537,000	510,047
Medtronic, Inc., Series B, 4.38%, 09/15/10	129,000	132,039

		695,053

Health Care Providers & Services 0.1%
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	335,092
UnitedHealth Group, Inc.
5.38%, 03/15/16	205,000	188,380
5.80%, 03/15/36	417,000	328,110

		851,582

Home Builder 0.0%
MDC Holdings, Inc., 5.50%, 05/15/13	103,000	84,442

Independent Finance 0.2%
Credit Suisse USA, Inc.
4.13%, 01/15/10	277,000	278,916
6.13%, 11/15/11	185,000	188,378
6.50%, 01/15/12	246,000	253,891
5.13%, 01/15/14	119,000	111,822
5.85%, 08/16/16	300,000	287,592
7.13%, 07/15/32	395,000	392,328

		1,512,927

Industrial Conglomerates 0.1%
AstraZeneca PLC, 5.40%, 06/01/14	155,000	164,603
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	123,000	114,727
Goodrich Corp.
6.29%, 07/01/16	171,000	168,942
6.80%, 07/01/36	129,000	125,404

		573,676

Insurance 0.7%
Ace INA Holdings, Inc., 5.88%, 06/15/14	390,000	388,186
Aetna, Inc., 6.00%, 06/15/16	650,000	610,671
AIG Life Holdings US, Inc., 7.50%, 07/15/25	103,000	55,181
Allstate Corp. (The)
6.13%, 02/15/12	176,000	177,366
7.50%, 06/15/13	425,000	454,731
6.13%, 12/15/32	82,000	72,297
5.55%, 05/09/35	62,000	50,464
5.95%, 04/01/36	82,000	70,141
Chubb Corp., 6.00%, 05/11/37	225,000	203,018
Genworth Financial, Inc.
5.75%, 06/15/14	62,000	26,042
6.50%, 06/15/34	144,000	52,924
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	82,000	68,649
6.10%, 10/01/41	41,000	25,380
Infinity Property & Casualty Corp., Series B, 5.50%, 02/18/14	82,000	72,656
Lincoln National Corp., 6.15%, 04/07/36	410,000	273,271
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	72,000	67,432
5.75%, 09/15/15	327,000	283,716
MetLife, Inc.
6.13%, 12/01/11	445,000	447,222
5.50%, 06/15/14	185,000	180,599
5.70%, 06/15/35	336,000	288,347
Nationwide Mutual Insurance Co., 5.81%, 12/15/24(b) (c)	205,000	87,199
NLV Financial Corp., 7.50%, 08/15/33(b)	51,000	40,858
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Progressive Corp. (The), 6.25%, 12/01/32	113,000	87,438
RLI Corp., 5.95%, 01/15/14	82,000	85,103
Travelers Cos., Inc. (The), 5.75%, 12/15/17	340,000	335,139
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	126,634
W.R. Berkley Corp., 5.13%, 09/30/10	72,000	67,914
WellPoint, Inc.
5.00%, 12/15/14	598,000	556,485
5.25%, 01/15/16	226,000	207,352
5.95%, 12/15/34	82,000	61,057
XL Capital Ltd., 5.25%, 09/15/14	541,000	342,701

		5,866,173

Leasing 0.0%
International Lease Finance Corp., 5.00%, 04/15/10	410,000	356,984

Leisure Equipment & Products 0.1%
Walt Disney Co. (The)
Series B, 6.38%, 03/01/12	97,000	104,478
Series B, 6.20%, 06/20/14	687,000	733,923

		838,401

Machinery 0.2%
Black & Decker Corp., 4.75%, 11/01/14	160,000	145,829
Caterpillar, Inc.
7.30%, 05/01/31	70,000	73,725
6.05%, 08/15/36	123,000	110,880
Deere & Co.
6.95%, 04/25/14	400,000	433,891
8.10%, 05/15/30	400,000	441,159
Dover Corp., 4.88%, 10/15/15	156,000	153,918
Emerson Electric Co., 6.00%, 08/15/32	57,000	56,432

		1,415,834

Media 0.7%
CBS Corp.
5.63%, 08/15/12	310,000	269,698
7.88%, 07/30/30	55,000	36,267
5.50%, 05/15/33	82,000	45,176
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	164,000	177,304
9.46%, 11/15/22	82,000	92,662
Comcast Cable Holdings LLC, 9.80%, 02/01/12	213,000	229,191
Comcast Corp.
5.85%, 01/15/10	351,000	355,648
5.90%, 03/15/16	287,000	279,771
6.50%, 01/15/17	507,000	513,429
7.05%, 03/15/33	205,000	212,053
6.50%, 11/15/35	70,000	67,853
COX Communications, Inc.
5.45%, 12/15/14	246,000	226,909
5.50%, 10/01/15	667,000	593,183
Historic TW, Inc., 6.88%, 06/15/18	122,000	114,016
Time Warner Cable, Inc., 6.20%, 07/01/13	500,000	492,195
Time Warner, Inc.
6.88%, 05/01/12	384,000	385,742
7.63%, 04/15/31	773,000	744,684
7.70%, 05/01/32	648,000	628,963
Viacom, Inc.
6.25%, 04/30/16	351,000	299,663
6.88%, 04/30/36	226,000	166,321

		5,930,728

Metals & Mining 0.2%
Alcan, Inc.
5.00%, 06/01/15	205,000	175,734
5.75%, 06/01/35	144,000	94,633
Alcoa, Inc., 5.87%, 02/23/22	335,000	217,528
Barrick Gold Finance Co., 4.88%, 11/15/14	160,000	142,827
Newmont Mining Corp., 5.88%, 04/01/35	164,000	106,641
Placer Dome, Inc., 6.38%, 03/01/33	96,000	73,420
Vale Overseas Ltd., 6.88%, 11/21/36	556,000	477,401

		1,288,184

Mortgage Banks 0.1%
Countrywide Home Loans, Inc., Series L, 4.00%, 03/22/11	494,000	481,357

Oil, Gas & Consumable Fuels 0.7%
Anadarko Petroleum Corp., 6.45%, 09/15/36	269,000	207,607
Apache Corp.
6.25%, 04/15/12	160,000	168,405
7.63%, 07/01/19	41,000	47,690
Atmos Energy Corp.
5.13%, 01/15/13	92,000	86,400
4.95%, 10/15/14	185,000	160,755
Boardwalk Pipelines LP, 5.20%, 06/01/18	62,000	46,242
Canadian Natural Resources Ltd., 6.25%, 03/15/38	660,000	494,673
Colonial Pipeline Co., 7.63%, 04/15/32(b)	150,000	142,230
ConocoPhillips
4.75%, 10/15/12	270,000	277,395
5.90%, 10/15/32	123,000	120,226
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	396,000	376,515
Devon Energy Corp., 7.95%, 04/15/32	250,000	271,549
Enterprise Products Operating LP, Series B, 5.60%, 10/15/14	656,000	611,236
Hess Corp., 7.30%, 08/15/31	196,000	171,156
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	144,000	149,598
6.75%, 03/15/11	64,000	66,512
5.80%, 03/15/35	144,000	118,230
Marathon Oil Corp., 6.80%, 03/15/32	82,000	63,720
Motiva Enterprises LLC, 5.20%, 09/15/12(b)	51,000	51,959
Murphy Oil Corp., 6.38%, 05/01/12	41,000	39,371
Occidental Petroleum Corp.
6.75%, 01/15/12	185,000	194,931
7.00%, 11/01/13	250,000	274,047
PTT PCL, 5.88%, 08/03/35(b)	123,000	98,622
Valero Energy Corp.
6.88%, 04/15/12	260,000	262,271
7.50%, 04/15/32	82,000	67,180
6.63%, 06/15/37	320,000	237,623
XTO Energy, Inc.
5.30%, 06/30/15	195,000	176,204
5.65%, 04/01/16	82,000	75,240
6.50%, 12/15/18	140,000	138,583
6.38%, 06/15/38	390,000	351,741

		5,547,911

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Oilfield Machinery & Services 0.1%
Halliburton Co., 5.50%, 10/15/10	228,000	234,544
Nabors Industries, Inc., 5.38%, 08/15/12	29,000	26,475
Plains All American Pipeline LP, 5.63%, 12/15/13	230,000	192,491
Transocean, Inc., 7.50%, 04/15/31	123,000	109,340

		562,850

Other Financial 3.1%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	287,000	190,692
American Express Co., 4.88%, 07/15/13	837,000	777,283
American General Finance Corp., Series H, 5.38%, 10/01/12	572,000	269,778
American International Group, Inc.
5.05%, 10/01/15	103,000	74,698
5.60%, 10/18/16	290,000	208,957
5.85%, 01/16/18	1,300,000	926,544
6.25%, 05/01/36	164,000	98,508
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	58,864
Anadarko Finance Co.
6.75%, 05/01/11	82,000	82,395
7.50%, 05/01/31	207,000	172,531
Apache Finance Canada Corp., 4.38%, 05/15/15	238,000	224,096
Associates Corp. of North America, 6.95%, 11/01/18	236,000	212,190
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	246,000	245,282
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	225,000	213,342
Boeing Capital Corp., 6.10%, 03/01/11	35,000	35,293
BP Capital Markets America, Inc., 4.20%, 06/15/18	103,000	83,211
BSKYB Finance UK PLC, 5.63%, 10/15/15(b)	103,000	87,422
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	62,000	47,027
Caterpillar Financial Services Corp.
5.05%, 12/01/10	260,000	267,544
5.50%, 03/15/16	205,000	195,643
CIT Group Funding Co. of Canada, 5.20%, 06/01/15	123,000	79,924
CIT Group, Inc.
4.75%, 12/15/10	139,000	119,784
5.13%, 09/30/14	53,000	34,473
5.40%, 01/30/16	38,000	24,749
5.85%, 09/15/16	174,000	112,437
6.00%, 04/01/36	44,000	25,123
Conoco Funding Co., 6.35%, 10/15/11	408,000	435,011
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	226,000	237,094
Continental Airlines, Inc.
Series 00-1, 7.92%, 05/01/10	250,000	240,000
Series 02-1, 6.56%, 08/15/13	162,000	133,650
CRH America, Inc., 6.00%, 09/30/16	465,000	320,583
Daimler Finance North America LLC
5.88%, 03/15/11	1,213,000	1,163,138
7.30%, 01/15/12	271,000	265,504
6.50%, 11/15/13	338,000	323,797
Deutsche Bank Financial LLC, 5.38%, 03/02/15(b)	123,000	110,415
Deutsche Telekom International Finance BV
5.25%, 07/22/13	513,000	517,822
5.75%, 03/23/16	273,000	273,865
8.25%, 06/15/30	256,000	315,872
Devon Financing Corp. ULC, 6.88%, 09/30/11	297,000	315,372
Diageo Capital PLC, 5.50%, 09/30/16	300,000	293,879
Diageo Finance BV, 5.30%, 10/28/15	451,000	437,027
EnCana Holdings Finance Corp., 5.80%, 05/01/14	791,000	744,827
General Electric Capital Corp.
5.50%, 04/28/11	287,000	294,230
Series A, 5.88%, 02/15/12	41,000	41,653
Series A, 6.00%, 06/15/12	182,000	185,222
Series A, 4.88%, 03/04/15	431,000	399,115
Series A, 5.00%, 01/08/16	205,000	187,846
5.40%, 02/15/17	415,000	382,118
Series A, 5.63%, 09/15/17	1,150,000	1,058,949
Series A, 6.75%, 03/15/32	867,000	776,881
6.15%, 08/07/37	750,000	615,801
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	139,000	135,157
H.J. Heinz Finance Co.
6.00%, 03/15/12	150,000	153,881
6.75%, 03/15/32	62,000	54,770
Hanson Australia Funding Ltd., 5.25%, 03/15/13	185,000	72,636
HSBC Finance Corp.
4.75%, 04/15/10	246,000	243,680
7.00%, 05/15/12	264,000	274,244
5.25%, 04/15/15	185,000	170,154
ING Security Life Institutional Funding, 4.25%, 01/15/10(b)	620,000	607,087
Inversiones CMPC SA, 4.88%, 06/18/13(b)	123,000	114,859
McDonnell Douglas Corp., 9.75%, 04/01/12	325,000	371,040
Mellon Funding Corp.
6.40%, 05/14/11	185,000	193,248
5.00%, 12/01/14	185,000	178,582
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	226,000	224,365
5.45%, 04/10/17	400,000	383,555
Series C, 8.00%, 03/01/32	111,000	110,665
NiSource Finance Corp., 5.25%, 09/15/17	180,000	120,126
Nissan Motor Acceptance Corp., 4.63%, 03/08/10(b)	113,000	111,657
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	164,000	174,123
4.88%, 02/16/16	250,000	273,809
Pemex Project Funding Master Trust
9.13%, 10/13/10	97,000	102,820
6.63%, 06/15/35	226,000	179,355
Principal Life Global Funding I(b)
6.25%, 02/15/12	150,000	147,770
5.25%, 01/15/13	615,000	577,024
Prudential Financial, Inc.
5.10%, 12/14/11	515,000	496,452
Series B, 5.10%, 09/20/14	205,000	169,570
Series B, 5.75%, 07/15/33	103,000	71,412
SLM Corp., Series A, 5.38%, 05/15/14	759,000	562,310
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	96,486
Telecom Italia Capital SA
6.20%, 07/18/11	144,000	139,075
4.95%, 09/30/14	205,000	177,718
5.25%, 10/01/15	730,000	621,291
6.00%, 09/30/34	160,000	121,444
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	98,000	92,148
Textron Financial Corp., 4.60%, 05/03/10	245,000	214,517
TIAA Global Markets, Inc., 4.95%, 07/15/13(b)	600,000	587,474
Toll Brothers Finance Corp., 6.88%, 11/15/12	62,000	51,735
UFJ Finance Aruba AEC, 6.75%, 07/15/13	246,000	247,817
Verizon Communications, Inc.
4.90%, 09/15/15	410,000	391,155
5.85%, 09/15/35	82,000	75,989
Verizon Global Funding Corp.
6.88%, 06/15/12	205,000	217,648
7.38%, 09/01/12	363,000	392,586
4.38%, 06/01/13	256,000	253,137
7.75%, 12/01/30	810,000	879,433
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	103,000	75,853
Willis North America, Inc., 5.63%, 07/15/15	123,000	88,093

		25,935,411

Other Utility 0.6%
American Electric Power Co., Inc., 5.25%, 06/01/15	133,000	121,929
Dominion Resources, Inc.
5.70%, 09/17/12	113,000	114,790
Series E, 6.30%, 03/15/33	308,000	275,562
Series B, 5.95%, 06/15/35	174,000	147,949
DTE Energy Co., 6.35%, 06/01/16	287,000	256,059
Duke Energy Ohio, Inc.
5.70%, 09/15/12	29,000	28,432
Series A, 5.40%, 06/15/33	51,000	40,876
Entergy Gulf States, Inc., 5.25%, 08/01/15	123,000	109,305
Entergy Mississippi, Inc., 5.15%, 02/01/13	201,000	191,187
FirstEnergy Corp., Series C, 7.38%, 11/15/31	287,000	267,490
New York State Electric & Gas Corp., 5.75%, 05/01/23	41,000	31,424
Oncor Electric Delivery Co.
6.38%, 05/01/12	383,000	381,441
6.38%, 01/15/15	308,000	302,493
Pacific Gas & Electric Co.
4.80%, 03/01/14	328,000	330,751
5.80%, 03/01/37	150,000	148,393
PacifiCorp, 5.25%, 06/15/35	123,000	109,691
Pepco Holdings, Inc.
6.45%, 08/15/12	74,000	71,489
7.45%, 08/15/32	82,000	72,335
Progress Energy, Inc.
7.10%, 03/01/11	85,000	87,621
7.75%, 03/01/31	164,000	167,875
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	174,000	181,821
SCANA Corp.
6.88%, 05/15/11	359,000	366,293
6.25%, 02/01/12	103,000	100,779
Scottish Power PLC, 5.81%, 03/15/25	82,000	61,210
Southern California Edison Co.
6.00%, 01/15/34	123,000	127,408
5.55%, 01/15/36	164,000	160,010
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	103,000	102,444
Westar Energy, Inc., 6.00%, 07/01/14	185,000	178,834
Xcel Energy, Inc.
5.61%, 04/01/17	173,000	157,316
6.50%, 07/01/36	123,000	108,408

		4,801,615

Pharmaceuticals 0.6%
Abbott Laboratories, 5.88%, 05/15/16	334,000	360,281
Bristol-Myers Squibb Co., 5.25%, 08/15/13	825,000	873,291
Eli Lilly & Co.
6.00%, 03/15/12	205,000	222,883
5.20%, 03/15/17	800,000	811,393
7.13%, 06/01/25	82,000	90,753
Genentech, Inc., 5.25%, 07/15/35	62,000	54,900
Merck & Co., Inc.
4.75%, 03/01/15	396,000	402,698
6.40%, 03/01/28	51,000	54,633
5.95%, 12/01/28	113,000	110,122
Pfizer, Inc., 4.65%, 03/01/18	185,000	181,107
Pharmacia Corp., 6.60%, 12/01/28	123,000	129,568
Schering-Plough Corp., 5.30%, 12/01/13	800,000	827,181
Wyeth
5.50%, 02/01/14	472,000	492,239
5.50%, 02/15/16	241,000	251,771
6.50%, 02/01/34	144,000	154,627

		5,017,447

Pipelines 0.2%
AGL Capital Corp., 4.45%, 04/15/13	123,000	108,442
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	246,000	244,360
Duke Energy Carolinas LLC, 6.25%, 01/15/12	970,000	1,017,373
Texas Gas Transmission LLC, 4.60%, 06/01/15	123,000	99,939

		1,470,114

Publishing 0.1%
Gannett Co., Inc., 6.38%, 04/01/12	164,000	118,510
News America, Inc.
9.25%, 02/01/13	82,000	87,717
5.30%, 12/15/14	433,000	420,067
8.00%, 10/17/16	82,000	84,426
7.28%, 06/30/28	53,000	46,181
6.20%, 12/15/34	170,000	158,203

		915,104

Real Estate Investment Trusts 0.4%
AvalonBay Communities, Inc., 6.63%, 09/15/11	62,000	59,462
Boston Properties LP, 5.00%, 06/01/15	360,000	264,671
Brandywine Operating Partnership LP, 5.63%, 12/15/10	125,000	105,990
Camden Property Trust, 5.00%, 06/15/15	103,000	75,739
Colonial Realty LP, 6.25%, 06/15/14	320,000	206,912
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Developers Diversified Realty Corp., 5.38%, 10/15/12	205,000	96,950
Duke Realty LP, 5.25%, 01/15/10	123,000	114,679
ERP Operating LP
5.25%, 09/15/14	278,000	231,698
5.38%, 08/01/16	205,000	164,300
HCP, Inc.
6.45%, 06/25/12	39,000	30,526
6.00%, 01/30/17	328,000	202,563
Health Care REIT, Inc., 6.00%, 11/15/13	123,000	97,087
Hospitality Properties Trust, 6.75%, 02/15/13	525,000	343,809
HRPT Properties Trust, 5.75%, 02/15/14	123,000	75,192
iStar Financial, Inc., 5.65%, 09/15/11	176,000	72,160
Liberty Property LP, 7.25%, 03/15/11	27,000	23,863
Simon Property Group LP
4.60%, 06/15/10	164,000	151,823
5.10%, 06/15/15	294,000	224,537
6.10%, 05/01/16	287,000	225,846
Vornado Realty LP, 5.60%, 02/15/11	144,000	130,191
Washington Real Estate Investment Trust, 5.25%, 01/15/14	82,000	53,422
Westfield Capital Corp. Ltd., 5.13%, 11/15/14(b)	107,000	80,789

		3,032,209

Road & Rail 0.2%
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30	144,000	152,780
CSX Corp.
6.75%, 03/15/11	92,000	92,524
5.50%, 08/01/13	308,000	292,607
Norfolk Southern Corp.
6.75%, 02/15/11	371,000	374,127
5.59%, 05/17/25	59,000	50,665
7.25%, 02/15/31	87,000	91,226
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13(b)	131,000	130,653
TTX Co., 4.90%, 03/01/15(b)	154,000	138,345
Union Pacific Corp.
5.38%, 06/01/33	43,000	35,404
6.25%, 05/01/34	164,000	144,589

		1,502,920

Service Companies 0.2%
Omnicom Group, Inc., 5.90%, 04/15/16	123,000	103,377
Oracle Corp., 5.25%, 01/15/16	548,000	560,878
RR Donnelley & Sons Co.
4.95%, 04/01/14	82,000	64,670
6.13%, 01/15/17	400,000	304,068
Science Applications International Corp., 5.50%, 07/01/33	123,000	91,596
Waste Management, Inc.
7.38%, 08/01/10	103,000	105,418
6.38%, 11/15/12	144,000	138,894
7.00%, 07/15/28	113,000	92,148

		1,461,049

Specialty Retail 0.8%
Costco Wholesale Corp., 5.50%, 03/15/17	475,000	495,804
CVS Caremark Corp., 6.25%, 06/01/27	460,000	432,292
Home Depot, Inc.
5.25%, 12/16/13	200,000	193,244
5.40%, 03/01/16	410,000	372,817
JC Penney Corp., Inc.
8.00%, 03/01/10	321,000	320,130
5.75%, 02/15/18	600,000	424,114
Lowe’s Cos., Inc., 6.50%, 03/15/29	164,000	153,159
Ltd Brands, Inc., 6.13%, 12/01/12	103,000	80,628
Macy’s Retail Holdings, Inc.
6.63%, 04/01/11	289,000	244,621
5.75%, 07/15/14	308,000	214,227
6.90%, 04/01/29	353,000	210,540
McDonald’s Corp., Series I, 5.35%, 03/01/18	240,000	249,789
Safeway, Inc.
6.50%, 03/01/11	89,000	88,966
5.80%, 08/15/12	144,000	147,835
5.63%, 08/15/14	123,000	126,300
Target Corp.
10.00%, 01/01/11	46,000	49,989
7.00%, 07/15/31	121,000	109,992
6.35%, 11/01/32	217,000	186,820
Wal-Mart Stores, Inc.
4.13%, 07/01/10	287,000	296,655
4.13%, 02/15/11	267,000	276,071
5.00%, 04/05/12	1,300,000	1,386,433
7.55%, 02/15/30	82,000	97,903
5.25%, 09/01/35	492,000	470,933

		6,629,262

Technology 0.2%
Cisco Systems, Inc.
5.25%, 02/22/11	205,000	214,405
5.50%, 02/22/16	325,000	347,354
Dell, Inc., 7.10%, 04/15/28	144,000	133,356
Hewlett-Packard Co., 6.50%, 07/01/12	208,000	227,642
International Business Machines Corp.
4.75%, 11/29/12	359,000	378,297
5.88%, 11/29/32	732,000	729,603

		2,030,657

Telecommunications 0.9%
America Movil SAB de CV
5.75%, 01/15/15	155,000	149,600
6.38%, 03/01/35	123,000	106,770
AT&T Mobility LLC, 7.13%, 12/15/31	287,000	300,172
AT&T, Inc.
5.30%, 11/15/10	267,000	274,262
6.25%, 03/15/11	330,000	345,204
5.88%, 08/15/12	295,000	308,963
5.10%, 09/15/14	597,000	596,620
5.63%, 06/15/16	205,000	205,977
6.15%, 09/15/34	814,000	775,889
BellSouth Corp.
6.00%, 10/15/11	583,000	611,670
5.20%, 09/15/14	349,000	353,007
6.55%, 06/15/34	123,000	124,083
British Telecommunications PLC, 9.15%, 12/15/30	391,000	394,514
Embarq Corp.
6.74%, 06/01/13	433,000	411,350
7.08%, 06/01/16	92,000	81,880
France Telecom SA
7.75%, 03/01/11	167,000	176,570
8.50%, 03/01/31	283,000	361,578
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
GTE Corp.
6.84%, 04/15/18	144,000	144,428
6.94%, 04/15/28	103,000	98,392
Koninklike KPN NV, 8.00%, 10/01/10	215,000	222,508
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	31,000	33,783
8.75%, 03/01/31	224,000	264,089
Rogers Wireless, Inc., 7.25%, 12/15/12	540,000	558,936
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	164,000	156,101
Vodafone Group PLC
5.00%, 12/16/13	461,000	462,710
7.88%, 02/15/30	144,000	157,289
6.15%, 02/27/37	75,000	72,776

		7,749,121

Tobacco 0.0%
Philip Morris International, Inc., 5.65%, 05/16/18	300,000	300,186

Transportation 0.1%
General Dynamics Corp., 4.25%, 05/15/13	175,000	173,237
Southwest Airlines Co., 5.13%, 03/01/17	103,000	77,120
United Parcel Service, Inc.
8.38%, 04/01/20	82,000	103,504
8.38%, 04/01/30	123,000	142,444

		496,305

Total Corporate Bonds (cost $165,624,221)		152,621,960
Municipal Bonds 0.1%
Illinois 0.1%
State of Illinois, 5.10%, 06/01/33	695,000	613,650

Texas 0.0%
City of Dallas, Texas, 5.25%, 02/15/24	492,000	492,113

Total Municipal Bonds (cost $1,120,224)		1,105,763

Sovereign Bonds 3.0%
BRAZIL 0.4%
Brazilian Government International Bond, 8.00%, 01/15/18	2,845,000	3,052,685

CANADA 0.4%
Province of British Columbia, Canada, 4.30%, 05/30/13	111,000	116,750
Province of Manitoba, Canada
Series EM, 7.50%, 02/22/10	205,000	216,645
5.00%, 02/15/12	275,000	292,772
Province of Nova Scotia, Canada, 5.13%, 01/26/17	615,000	668,682
Province of Ontario, Canada
4.38%, 02/15/13	297,000	308,818
4.50%, 02/03/15	463,000	476,629
4.75%, 01/19/16	205,000	211,564
Province of Quebec, Canada
4.60%, 05/26/15	246,000	252,848
Series PD, 7.50%, 09/15/29	402,000	499,916

		3,044,624

CHILE 0.0%
Chile Government International Bond, 5.50%, 01/15/13	123,000	129,002

CHINA 0.0%
China Government International Bond, 4.75%, 10/29/13	205,000	210,564

ITALY 0.3%
Italian Republic
4.38%, 06/15/13	390,000	397,948
4.50%, 01/21/15	652,000	630,656
4.75%, 01/25/16	287,000	291,354
6.88%, 09/27/23	174,000	188,187
5.38%, 06/15/33	584,000	575,920

		2,084,065

LUXEMBOURG 0.8%
European Investment Bank
5.00%, 02/08/10	5,301,000	5,491,730
4.63%, 05/15/14	630,000	674,473
5.13%, 09/13/16	250,000	274,400

		6,440,603

MEXICO 0.2%
Mexico Government International Bond
6.38%, 01/16/13	545,000	569,525
6.75%, 09/27/34	1,123,000	1,058,428

		1,627,953

POLAND 0.0%
Poland Government International Bond, 5.00%, 10/19/15	156,000	148,557

REPUBLIC OF KOREA 0.1%
Export-Import Bank of Korea
4.63%, 03/16/10	287,000	281,562
5.13%, 02/14/11	246,000	238,968
Republic of Korea, 4.25%, 06/01/13	492,000	476,626

		997,156

SOUTH AFRICA 0.0%
South Africa Government International Bond, 6.50%, 06/02/14	144,000	141,120

SPAIN 0.1%
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,080,000	1,143,331

SWEDEN 0.5%
Svensk Exportkredit AB, Series A, 4.88%, 09/29/11	4,101,000	4,291,902

UNITED STATES 0.2%
Inter-American Development Bank
5.00%, 04/05/11	250,000	264,367
5.13%, 09/13/16	65,000	70,633
6.80%, 10/15/25	287,000	366,055
International Bank for Reconstruction & Development, 7.63%, 01/19/23	677,000	888,905

		1,589,960

VENEZUELA 0.0%
Corp. Andina de Fomento, 6.88%, 03/15/12	164,000	157,629

Total Sovereign Bonds (cost $24,265,048)		25,059,151

U.S. Government Mortgage Backed Agencies 38.1%
Fannie Mae
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
6.50%, 02/01/36	300,000	312,469
5.50%, 02/15/37	16,500,000	16,886,727
6.00%, 02/15/37	5,900,000	6,080,687
Fannie Mae Pool
Pool #560868, 7.50%, 02/01/31	2,680	2,851
Pool #607212, 7.50%, 10/01/31	63,246	67,300
Pool #607559, 6.50%, 11/01/31	1,719	1,804
Pool #607632, 6.50%, 11/01/31	393	412
Pool #661664, 7.50%, 09/01/32	55,751	59,245
Pool #254548, 5.50%, 12/01/32	85,316	87,714
Pool #656559, 6.50%, 02/01/33	180,877	189,754
Pool #694846, 6.50%, 04/01/33	25,737	26,839
Pool #750229, 6.50%, 10/01/33	155,704	162,371
Pool #725027, 5.00%, 11/01/33	3,302,819	3,371,250
Pool #788027, 6.50%, 09/01/34	144,125	150,747
Pool #804847, 4.50%, 01/01/35	223,314	225,270
Pool #735141, 5.50%, 01/01/35	5,917,229	6,061,337
Pool #256023, 6.00%, 12/01/35	4,466,662	4,607,549
Pool #888022, 5.00%, 02/01/36	29,005,331	29,542,836
Pool #845425, 6.00%, 02/01/36	1,648,550	1,701,063
Pool #885398, 5.00%, 06/01/36	12,213,152	12,429,935
Pool #894441, 5.84%, 08/01/36(a)	5,948,853	6,138,907
Pool #901661, 6.00%, 10/01/36	2,832,916	2,923,157
Pool #897166, 6.50%, 10/01/36	2,048,256	2,135,969
Pool #906185, 5.96%, 01/01/37(a)	3,894,223	4,034,140
Pool #889415, 6.00%, 05/01/37	907,097	935,991
Pool #888637, 6.00%, 09/01/37	259,400	267,622
Pool #946614, 6.00%, 09/01/37	3,195,435	3,296,723
Pool #955760, 6.00%, 10/01/37	8,752,962	9,030,413
Pool #955194, 7.00%, 11/01/37	3,918,470	4,119,707
Pool #889116, 6.00%, 02/01/38	10,447,847	10,779,022
Pool #929329, 6.00%, 04/01/38	512,401	528,614
Pool #988022, 6.00%, 08/01/38	3,477,124	3,587,146
Pool #965124, 6.50%, 09/01/38	6,328,061	6,599,680
Pool #990653, 6.50%, 09/01/38	350,418	365,459
Pool #982939, 6.00%, 10/01/38	2,223,383	2,293,734
Pool #991390, 6.00%, 10/01/38	2,688,516	2,773,585
Federal Home Loan Mortgage Corp. TBA
5.50%, 02/19/18	400,000	412,250
4.50%, 02/15/21	12,900,000	13,061,250
5.00%, 02/15/37	3,800,000	3,920,666
5.50%, 02/15/37	5,200,000	5,270,686
Federal National Mortgage Association TBA
6.00%, 02/19/17	900,000	936,000
5.50%, 02/01/18	500,000	515,156
5.00%, 02/15/22	7,500,000	7,673,437
4.00%, 01/01/24	3,200,000	3,213,563
Freddie Mac Gold Pool
Pool #E00282, 6.50%, 03/01/09	1,089	1,136
Pool #G10399, 6.50%, 07/01/09	140	141
Pool #E00394, 7.50%, 09/01/10	9,336	9,655
Pool #M80898, 4.50%, 02/01/11	255,830	258,626
Pool #M80904, 4.50%, 03/01/11	160,865	161,139
Pool #M80917, 4.50%, 05/01/11	39,185	39,613
Pool #M80926, 4.50%, 07/01/11	155,283	159,030
Pool #M80934, 4.50%, 08/01/11	191,428	191,754
Pool #G10940, 6.50%, 11/01/11	4,506	4,612
Pool #G11130, 6.00%, 12/01/11	37,402	38,735
Pool #M80981, 4.50%, 07/01/12	81,790	82,143
Pool #E00507, 7.50%, 09/01/12	1,376	1,439
Pool #G10749, 6.00%, 10/01/12	31,339	32,667
Pool #M81009, 4.50%, 02/01/13	109,560	109,747
Pool #E69050, 6.00%, 02/01/13	20,281	21,156
Pool #E72896, 7.00%, 10/01/13	9,941	10,395
Pool #G11612, 6.00%, 04/01/14	19,636	20,320
Pool #E00677, 6.00%, 06/01/14	52,852	54,753
Pool #E00802, 7.50%, 02/01/15	26,731	28,118
Pool #G11001, 6.50%, 03/01/15	19,201	20,062
Pool #G11003, 7.50%, 04/01/15	1,431	1,504
Pool #G11164, 7.00%, 05/01/15	4,657	4,893
Pool #E81396, 7.00%, 10/01/15	956	1,006
Pool #E81394, 7.50%, 10/01/15	8,601	9,059
Pool #E84097, 6.50%, 12/01/15	2,847	2,973
Pool #E00938, 7.00%, 01/01/16	13,113	13,795
Pool #E82132, 7.00%, 01/01/16	2,716	2,858
Pool #E82815, 6.00%, 03/01/16	9,346	9,764
Pool #G11972, 6.00%, 04/01/16	154,605	161,518
Pool #E83231, 6.00%, 04/01/16	2,629	2,745
Pool #E83233, 6.00%, 04/01/16	7,044	7,354
Pool #E83046, 7.00%, 04/01/16	1,461	1,537
Pool #E00975, 6.00%, 05/01/16	37,772	39,229
Pool #E83355, 6.00%, 05/01/16	9,889	10,325
Pool #E83636, 6.00%, 05/01/16	17,999	18,793
Pool #E83933, 6.50%, 05/01/16	738	770
Pool #E00985, 6.00%, 06/01/16	21,198	22,018
Pool #E00987, 6.50%, 06/01/16	18,841	19,642
Pool #E84236, 6.50%, 06/01/16	4,821	5,034
Pool #E00996, 6.50%, 07/01/16	2,290	2,387
Pool #E84912, 6.50%, 08/01/16	10,736	11,211
Pool #E85117, 6.50%, 08/01/16	6,356	6,637
Pool #E85387, 6.00%, 09/01/16	23,004	24,019
Pool #E85800, 6.50%, 10/01/16	4,677	4,884
Pool #E86183, 6.00%, 11/01/16	3,220	3,362
Pool #E01083, 7.00%, 11/01/16	4,093	4,302
Pool #G11207, 7.00%, 11/01/16	11,633	12,241
Pool #E86746, 5.50%, 12/01/16	51,813	53,476
Pool #E86533, 6.00%, 12/01/16	6,192	6,465
Pool #E01095, 6.00%, 01/01/17	8,652	8,992
Pool #E87584, 6.00%, 01/01/17	6,515	6,802
Pool #E86995, 6.50%, 01/01/17	22,278	23,263
Pool #E87291, 6.50%, 01/01/17	26,682	27,862
Pool #E87446, 6.50%, 01/01/17	4,755	4,959
Pool #E88076, 6.00%, 02/01/17	7,191	7,502
Pool #E01127, 6.50%, 02/01/17	13,838	14,437
Pool #E88055, 6.50%, 02/01/17	42,284	44,094
Pool #E88106, 6.50%, 02/01/17	26,274	27,399
Pool #E01137, 6.00%, 03/01/17	13,183	13,702
Pool #E88134, 6.00%, 03/01/17	2,239	2,335
Pool #E88474, 6.00%, 03/01/17	12,969	13,529
Pool #E88768, 6.00%, 03/01/17	35,594	37,164
Pool #E01138, 6.50%, 03/01/17	6,959	7,262
Pool #E01139, 6.00%, 04/01/17	59,710	62,068
Pool #E88729, 6.00%, 04/01/17	10,644	11,103
Pool #E89149, 6.00%, 04/01/17	16,424	17,132
Pool #E89151, 6.00%, 04/01/17	12,139	12,663
Pool #E89217, 6.00%, 04/01/17	9,048	9,439
Pool #E89222, 6.00%, 04/01/17	58,552	61,079
Pool #E89347, 6.00%, 04/01/17	3,181	3,318
Pool #E89496, 6.00%, 04/01/17	12,978	13,538
Pool #E89203, 6.50%, 04/01/17	5,661	5,903
Pool #E01140, 6.00%, 05/01/17	52,114	54,176
Pool #G11409, 6.00%, 05/01/17	79,268	82,764
Pool #E89788, 6.00%, 05/01/17	7,950	8,293
Pool #E89530, 6.00%, 05/01/17	34,659	36,155
Pool #E89746, 6.00%, 05/01/17	81,094	84,593
Pool #E89909, 6.00%, 05/01/17	13,625	14,213
Pool #E01156, 6.50%, 05/01/17	20,283	21,169
Pool #E89924, 6.50%, 05/01/17	40,300	42,025
Pool #E90194, 6.00%, 06/01/17	10,369	10,816
Pool #E90227, 6.00%, 06/01/17	8,265	8,622
Pool #E90313, 6.00%, 06/01/17	4,328	4,515
Pool #E01157, 6.00%, 06/01/17	36,965	38,430
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Pool #B15071, 6.00%, 06/01/17	191,449	199,891
Pool #E90591, 5.50%, 07/01/17	52,273	54,146
Pool #E90594, 6.00%, 07/01/17	32,500	33,903
Pool #E90667, 6.00%, 07/01/17	9,260	9,660
Pool #E90645, 6.00%, 07/01/17	56,156	58,580
Pool #E01186, 5.50%, 08/01/17	117,780	122,156
Pool #E01205, 6.50%, 08/01/17	14,763	15,408
Pool #G11295, 5.50%, 09/01/17	77,105	79,868
Pool #G11458, 6.00%, 09/01/17	24,770	25,858
Pool #G11434, 6.50%, 01/01/18	20,895	21,819
Pool #E01311, 5.50%, 02/01/18	1,267,745	1,314,419
Pool #G11399, 5.50%, 04/01/18	111,904	115,985
Pool #B10210, 5.50%, 10/01/18	236,194	243,773
Pool #B10653, 5.50%, 11/01/18	176,220	182,316
Pool #B11548, 5.50%, 12/01/18	74,712	77,109
Pool #G11531, 5.50%, 02/01/19	49,546	51,259
Pool #E01604, 5.50%, 03/01/19	94,800	97,842
Pool #B12908, 5.50%, 03/01/19	88,192	91,159
Pool #B13600, 5.50%, 04/01/19	60,951	63,002
Pool #B13430, 5.50%, 04/01/19	68,146	70,439
Pool #B15396, 5.50%, 06/01/19	108,971	112,638
Pool #G18007, 6.00%, 07/01/19	44,651	46,515
Pool #G18006, 5.50%, 08/01/19	89,325	92,331
Pool #B16087, 6.00%, 08/01/19	111,735	116,400
Pool #G18022, 5.50%, 11/01/19	183,916	190,105
Pool #B14288, 5.50%, 12/01/19	101,357	104,768
Pool #B18437, 5.50%, 05/01/20	91,085	94,007
Pool #G18062, 6.00%, 06/01/20	86,389	89,996
Pool #J02325, 5.50%, 07/01/20	175,807	181,614
Pool #J00718, 5.00%, 12/01/20	841,436	862,390
Pool #J00935, 5.00%, 12/01/20	82,721	84,781
Pool #J00854, 5.00%, 01/01/21	474,362	486,175
Pool #J00871, 5.00%, 01/01/21	196,125	201,009
Pool #J01049, 5.00%, 01/01/21	1,844,903	1,890,846
Pool #G18096, 5.50%, 01/01/21	77,199	79,677
Pool #J00855, 5.50%, 01/01/21	210,157	217,098
Pool #J01189, 5.00%, 02/01/21	114,453	117,250
Pool #J01279, 5.50%, 02/01/21	172,583	178,148
Pool #J01256, 5.00%, 03/01/21	104,244	106,792
Pool #J01414, 5.00%, 03/01/21	82,484	84,499
Pool #J01576, 5.00%, 04/01/21	516,939	529,571
Pool #J01570, 5.50%, 04/01/21	117,328	121,094
Pool #J01633, 5.50%, 04/01/21	510,619	527,085
Pool #J01757, 5.00%, 05/01/21	200,557	205,457
Pool #J01771, 5.00%, 05/01/21	141,145	144,594
Pool #J01833, 5.00%, 05/01/21	90,656	92,871
Pool #J01879, 5.00%, 05/01/21	174,654	178,922
Pool #J06015, 5.00%, 05/01/21	160,743	164,671
Pool #G18122, 5.00%, 06/01/21	150,880	154,566
Pool #G18123, 5.50%, 06/01/21	280,507	289,553
Pool #J01980, 6.00%, 06/01/21	106,223	110,658
Pool #J03074, 5.00%, 07/01/21	137,780	141,147
Pool #J03028, 5.50%, 07/01/21	121,670	125,593
Pool #G12245, 6.00%, 07/01/21	96,809	100,851
Pool #G12310, 5.50%, 08/01/21	79,330	81,888
Pool #G12348, 6.00%, 08/01/21	197,598	205,848
Pool #G12412, 5.50%, 11/01/21	103,273	106,603
Pool #C90559, 7.00%, 05/01/22	61,615	65,585
Pool #C00351, 8.00%, 07/01/24	1,592	1,687
Pool #D60780, 8.00%, 06/01/25	3,752	3,982
Pool #D64617, 8.00%, 10/01/25	19,613	20,785
Pool #D82854, 7.00%, 10/01/27	3,732	3,959
Pool #C00566, 7.50%, 12/01/27	6,605	7,015
Pool #C00678, 7.00%, 11/01/28	9,371	9,946
Pool #C18271, 7.00%, 11/01/28	5,151	5,467
Pool #C00836, 7.00%, 07/01/29	3,658	3,882
Pool #A16201, 7.00%, 08/01/29	16,723	17,748
Pool #C31282, 7.00%, 09/01/29	767	814
Pool #C31285, 7.00%, 09/01/29	9,109	9,667
Pool #A18212, 7.00%, 11/01/29	165,538	175,685
Pool #C32914, 8.00%, 11/01/29	4,140	4,391
Pool #C37436, 8.00%, 01/01/30	5,390	5,717
Pool #C36306, 7.00%, 02/01/30	4,934	5,229
Pool #C36429, 7.00%, 02/01/30	4,415	4,679
Pool #C00921, 7.50%, 02/01/30	4,983	5,318
Pool #G01108, 7.00%, 04/01/30	3,182	3,377
Pool #C37703, 7.50%, 04/01/30	3,444	3,675
Pool #C41561, 8.00%, 08/01/30	3,103	3,291
Pool #C01051, 8.00%, 09/01/30	8,970	9,513
Pool #C43550, 7.00%, 10/01/30	7,920	8,394
Pool #C44017, 7.50%, 10/01/30	709	757
Pool #C43967, 8.00%, 10/01/30	35,535	37,688
Pool #C44978, 7.00%, 11/01/30	1,540	1,632
Pool #C44957, 8.00%, 11/01/30	5,313	5,634
Pool #C01106, 7.00%, 12/01/30	49,644	52,616
Pool #C01103, 7.50%, 12/01/30	4,252	4,538
Pool #C01116, 7.50%, 01/01/31	3,974	4,241
Pool #C46932, 7.50%, 01/01/31	7,469	7,970
Pool #C47287, 7.50%, 02/01/31	5,428	5,792
Pool #C48851, 7.00%, 03/01/31	6,811	7,219
Pool #G01217, 7.00%, 03/01/31	42,048	44,565
Pool #C48206, 7.50%, 03/01/31	10,937	11,672
Pool #C53324, 7.00%, 06/01/31	10,616	11,251
Pool #C01209, 8.00%, 06/01/31	2,064	2,189
Pool #C54792, 7.00%, 07/01/31	52,341	55,470
Pool #C55071, 7.50%, 07/01/31	609	649
Pool #G01309, 7.00%, 08/01/31	10,958	11,613
Pool #C01222, 7.00%, 09/01/31	8,050	8,531
Pool #G01311, 7.00%, 09/01/31	66,225	70,189
Pool #G01315, 7.00%, 09/01/31	2,530	2,681
Pool #C58647, 7.00%, 10/01/31	2,351	2,492
Pool #C58694, 7.00%, 10/01/31	15,861	16,809
Pool #C60012, 7.00%, 11/01/31	2,121	2,248
Pool #C61298, 8.00%, 11/01/31	5,160	5,499
Pool #C61105, 7.00%, 12/01/31	7,651	8,108
Pool #C01305, 7.50%, 12/01/31	4,449	4,743
Pool #C62218, 7.00%, 01/01/32	10,044	10,644
Pool #C63171, 7.00%, 01/01/32	24,923	26,413
Pool #C64121, 7.50%, 02/01/32	5,710	6,087
Pool #C01345, 7.00%, 04/01/32	35,185	37,289
Pool #G01391, 7.00%, 04/01/32	106,627	113,010
Pool #C66744, 7.00%, 04/01/32	1,796	1,903
Pool #C65717, 7.50%, 04/01/32	7,757	8,274
Pool #C01370, 8.00%, 04/01/32	7,311	7,785
Pool #C66916, 7.00%, 05/01/32	25,895	27,443
Pool #C67259, 7.00%, 05/01/32	2,928	3,103
Pool #C67235, 7.00%, 05/01/32	65,378	69,287
Pool #C01381, 8.00%, 05/01/32	41,773	44,525
Pool #C68290, 7.00%, 06/01/32	9,535	10,105
Pool #C68300, 7.00%, 06/01/32	49,156	52,095
Pool #C68307, 8.00%, 06/01/32	2,692	2,867
Pool #G01449, 7.00%, 07/01/32	75,925	80,470
Pool #C68988, 7.50%, 07/01/32	3,185	3,397
Pool #C69908, 7.00%, 08/01/32	43,930	46,557
Pool #C70211, 7.00%, 08/01/32	41,991	44,501
Pool #C71089, 7.50%, 09/01/32	11,495	12,261
Pool #C72160, 7.50%, 10/01/32	3,079	3,284
Pool #C77531, 6.50%, 02/01/33	70,016	73,487
Pool #G01536, 7.00%, 03/01/33	57,435	60,086
Pool #A10212, 6.50%, 06/01/33	18,120	18,995
Pool #A16419, 6.50%, 11/01/33	33,528	35,149
Pool #A17177, 6.50%, 12/01/33	20,157	21,131
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Pool #A16522, 6.50%, 12/01/33	244,453	256,268
Pool #A17262, 6.50%, 12/01/33	49,754	52,158
Pool #C01806, 7.00%, 01/01/34	46,756	48,914
Pool #C01851, 6.50%, 04/01/34	150,612	157,609
Pool #A21356, 6.50%, 04/01/34	154,555	161,735
Pool #A22067, 6.50%, 05/01/34	206,223	215,804
Pool #A24301, 6.50%, 05/01/34	112,527	117,755
Pool #A24988, 6.50%, 07/01/34	105,079	109,961
Pool #G01741, 6.50%, 10/01/34	107,843	113,190
Pool #G08023, 6.50%, 11/01/34	165,075	172,744
Pool #A33137, 6.50%, 01/01/35	42,646	44,627
Pool #G08064, 6.50%, 04/01/35	108,317	113,146
Pool #A31989, 6.50%, 04/01/35	59,045	61,678
Pool #A38817, 6.50%, 05/01/35	8,624	8,997
Pool #G01947, 7.00%, 05/01/35	87,979	93,239
Pool #G08073, 5.50%, 08/01/35	1,551,714	1,590,297
Pool #A47036, 4.50%, 09/01/35	237,841	239,229
Pool #A47055, 4.50%, 09/01/35	2,881,449	2,898,257
Pool #A37533, 4.50%, 09/01/35	175,710	176,735
Pool #A37135, 5.50%, 09/01/35	2,627,856	2,693,196
Pool #A46935, 6.50%, 09/01/35	97,532	101,880
Pool #G01890, 4.50%, 10/01/35	471,217	473,966
Pool #G02045, 4.50%, 10/01/35	169,352	170,340
Pool #A38255, 5.50%, 10/01/35	2,305,209	2,362,527
Pool #A38531, 5.50%, 10/01/35	2,773,521	2,842,483
Pool #A38667, 5.50%, 10/01/35	1,969,713	2,018,689
Pool #G08088, 6.50%, 10/01/35	577,443	603,188
Pool #G08109, 4.50%, 11/01/35	245,113	246,543
Pool #A39759, 5.50%, 11/01/35	155,450	159,315
Pool #G08095, 5.50%, 11/01/35	465,423	476,996
Pool #A40141, 6.50%, 11/01/35	88,596	92,545
Pool #A47682, 6.50%, 11/01/35	465,557	486,313
Pool #A40376, 5.50%, 12/01/35	144,351	147,940
Pool #A42298, 4.50%, 01/01/36	291,513	293,213
Pool #G02220, 4.50%, 01/01/36	149,989	150,864
Pool #A41326, 5.50%, 01/01/36	758,952	777,823
Pool #A41354, 5.50%, 01/01/36	5,168,079	5,296,581
Pool #A42305, 5.50%, 01/01/36	1,080,592	1,106,616
Pool #A42332, 5.50%, 01/01/36	265,409	272,008
Pool #G08105, 5.50%, 01/01/36	5,509,903	5,646,904
Pool #G02037, 6.50%, 01/01/36	98,462	102,852
Pool #A41548, 7.00%, 01/01/36	159,396	167,698
Pool #G08111, 5.50%, 02/01/36	4,009,201	4,105,756
Pool #A43672, 6.50%, 02/01/36	45,980	47,987
Pool #A48303, 7.00%, 02/01/36	72,991	76,790
Pool #A43452, 5.50%, 03/01/36	134,798	138,045
Pool #A43757, 5.50%, 03/01/36	1,402,111	1,435,878
Pool #A43861, 5.50%, 03/01/36	3,013,151	3,085,718
Pool #G08116, 5.50%, 03/01/36	795,807	814,973
Pool #A43884, 5.50%, 03/01/36	1,810,285	1,855,297
Pool #A43885, 5.50%, 03/01/36	1,512,218	1,548,637
Pool #A43886, 5.50%, 03/01/36	2,527,032	2,587,891
Pool #A48378, 5.50%, 03/01/36	1,245,434	1,275,428
Pool #A48379, 5.50%, 03/01/36	4,889,085	5,006,830
Pool #A48700, 4.50%, 05/01/36	110,413	111,040
Pool #A48911, 5.50%, 05/01/36	456,090	467,074
Pool #A48976, 5.50%, 05/01/36	4,135,857	4,235,463
Pool #A48735, 5.50%, 05/01/36	341,222	349,440
Pool #A49960, 7.00%, 06/01/36	25,355	26,675
Pool #A53632, 6.00%, 10/01/36	611,113	631,273
Pool #A53039, 6.50%, 10/01/36	306,962	320,359
Pool #A53219, 6.50%, 10/01/36	287,546	300,096
Pool #G02366, 6.50%, 10/01/36	454,575	476,229
Pool #G02461, 6.50%, 11/01/36	10,500	11,029
Pool #G03449, 6.00%, 10/01/37	12,543,319	12,954,452
Pool #A75145, 6.50%, 04/01/38	2,167,737	2,261,889
Pool #A82053, 6.50%, 09/01/38	2,480,456	2,588,191
Pool #A82676, 6.50%, 10/01/38	833,227	869,417
Pool #A82735, 6.50%, 10/01/38	2,211,634	2,307,693
Freddie Mac Non Gold Pool(a)
Pool #1J1593, 5.74%, 04/01/37	6,548,109	6,802,074
Pool #1J1594, 5.87%, 04/01/37	7,508,007	7,768,379
Pool #1G1945, 5.73%, 05/01/37	6,141,107	6,366,524
Ginnie Mae I Pool
Pool #279461, 9.00%, 11/15/19	1,877	2,009
Pool #376510, 7.00%, 05/15/24	5,475	5,867
Pool #457801, 7.00%, 08/15/28	8,687	9,304
Pool #486936, 6.50%, 02/15/29	6,030	6,294
Pool #502969, 6.00%, 03/15/29	20,727	21,439
Pool #487053, 7.00%, 03/15/29	8,145	8,719
Pool #781014, 6.00%, 04/15/29	17,985	18,615
Pool #509099, 7.00%, 06/15/29	5,056	5,412
Pool #470643, 7.00%, 07/15/29	13,343	14,284
Pool #434505, 7.50%, 08/15/29	1,359	1,448
Pool #416538, 7.00%, 10/15/29	1,247	1,335
Pool #524269, 8.00%, 11/15/29	7,409	7,902
Pool #781124, 7.00%, 12/15/29	32,765	35,082
Pool #525561, 8.00%, 01/15/30	2,823	3,008
Pool #507396, 7.50%, 09/15/30	72,081	76,801
Pool #531352, 7.50%, 09/15/30	9,638	10,269
Pool #536334, 7.50%, 10/15/30	848	903
Pool #540659, 7.00%, 01/15/31	818	875
Pool #486019, 7.50%, 01/15/31	3,209	3,427
Pool #535388, 7.50%, 01/15/31	2,963	3,165
Pool #537406, 7.50%, 02/15/31	2,334	2,493
Pool #528589, 6.50%, 03/15/31	63,880	66,678
Pool #508473, 7.50%, 04/15/31	12,372	13,212
Pool #544470, 8.00%, 04/15/31	3,093	3,313
Pool #781287, 7.00%, 05/15/31	18,656	19,968
Pool #549742, 7.00%, 07/15/31	4,985	5,333
Pool #781319, 7.00%, 07/15/31	5,958	6,375
Pool #485879, 7.00%, 08/15/31	19,443	20,800
Pool #572554, 6.50%, 09/15/31	138,913	144,997
Pool #555125, 7.00%, 09/15/31	3,604	3,856
Pool #781328, 7.00%, 09/15/31	17,579	18,816
Pool #550991, 6.50%, 10/15/31	8,318	8,682
Pool #571267, 7.00%, 10/15/31	2,243	2,399
Pool #547948, 6.50%, 11/15/31	6,846	7,146
Pool #574837, 7.50%, 11/15/31	2,316	2,473
Pool #555171, 6.50%, 12/15/31	3,326	3,472
Pool #781380, 7.50%, 12/15/31	5,274	5,529
Pool #781481, 7.50%, 01/15/32	27,344	29,134
Pool #580972, 6.50%, 02/15/32	4,967	5,184
Pool #781401, 7.50%, 02/15/32	15,732	16,779
Pool #781916, 6.50%, 03/15/32	354,792	372,546
Pool #552474, 7.00%, 03/15/32	11,247	11,966
Pool #781478, 7.50%, 03/15/32	9,152	9,751
Pool #781429, 8.00%, 03/15/32	14,088	15,011
Pool #781431, 7.00%, 04/15/32	66,552	71,161
Pool #568715, 7.00%, 05/15/32	58,115	61,827
Pool #552616, 7.00%, 06/15/32	64,198	68,299
Pool #570022, 7.00%, 07/15/32	92,474	98,380
Pool #583645, 8.00%, 07/15/32	9,119	9,732
Pool #595077, 6.00%, 10/15/32	55,880	57,727
Pool #596657, 7.00%, 10/15/32	4,961	5,278
Pool #552903, 6.50%, 11/15/32	306,064	319,470
Pool #552952, 6.00%, 12/15/32	47,523	49,095
Pool #602102, 6.00%, 02/15/33	64,879	66,964
Pool #588192, 6.00%, 02/15/33	25,991	26,826
Pool #603520, 6.00%, 03/15/33	64,423	66,493
Pool #553144, 5.50%, 04/15/33	198,243	203,723
Pool #604243, 6.00%, 04/15/33	116,775	120,526
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Pool #611526, 6.00%, 05/15/33	53,768	55,495
Pool #631924, 6.00%, 05/15/33	102,604	105,900
Pool #553320, 6.00%, 06/15/33	103,304	106,623
Pool #572733, 6.00%, 07/15/33	27,991	28,890
Pool #573916, 6.00%, 11/15/33	111,731	115,321
Pool #604788, 6.50%, 11/15/33	195,135	202,950
Pool #604875, 6.00%, 12/15/33	220,803	227,896
Pool #781688, 6.00%, 12/15/33	211,924	218,629
Pool #781690, 6.00%, 12/15/33	92,154	95,083
Pool #781699, 7.00%, 12/15/33	35,303	37,768
Pool #621856, 6.00%, 01/15/34	98,375	101,444
Pool #564799, 6.00%, 03/15/34	488,079	503,302
Pool #630038, 6.50%, 08/15/34	196,858	204,619
Pool #781804, 6.00%, 09/15/34	324,396	334,263
Pool #781847, 6.00%, 12/15/34	282,933	291,525
Pool #486921, 5.50%, 02/15/35	124,703	127,994
Pool #781902, 6.00%, 02/15/35	280,599	289,113
Pool #646799, 4.50%, 07/15/35	148,700	150,328
Pool #645035, 5.00%, 07/15/35	123,462	126,191
Pool #641779, 5.00%, 09/15/35	2,831,995	2,894,601
Pool #649454, 5.50%, 09/15/35	1,108,315	1,137,911
Pool #649510, 5.50%, 10/15/35	1,755,736	1,802,621
Pool #649513, 5.50%, 10/15/35	2,391,304	2,455,161
Pool #602461, 5.00%, 12/15/35	126,107	128,894
Pool #648439, 5.00%, 01/15/36	256,935	262,495
Pool #650712, 5.00%, 01/15/36	353,853	361,510
Pool #652207, 5.50%, 03/15/36	2,168,343	2,225,907
Pool #652539, 5.00%, 05/15/36	157,633	161,044
Pool #655519, 5.00%, 05/15/36	309,728	316,430
Pool #606308, 5.50%, 05/15/36	365,030	374,721
Pool #606314, 5.50%, 05/15/36	168,686	173,164
Pool #653598, 5.50%, 05/15/36	560,592	575,474
Pool #655457, 6.00%, 05/15/36	158,503	163,373
Pool #635306, 6.00%, 06/15/36	796,084	820,416
Pool #656666, 6.00%, 06/15/36	727,960	750,210
Pool #657912, 6.50%, 08/15/36	152,982	158,846
Government National Mortgage Association TBA, 4.50%, 02/01/35	800,000	806,250

Total U.S. Government Mortgage Backed Agencies (cost $310,355,014)		317,764,032

U.S. Government Sponsored & Agency Obligations 30.3%
Federal Home Loan Bank System
3.63%, 10/18/13	3,500,000	3,646,702
5.25%, 06/05/17	4,900,000	5,411,996
Federal Home Loan Mortgage Corp.
2.75%, 04/11/11	13,765,000	14,084,004
3.88%, 06/29/11	3,160,000	3,316,177
5.13%, 07/15/12	4,234,000	4,598,192
4.88%, 11/15/13	5,292,000	5,853,365
5.00%, 12/14/18	1,225,000	1,153,937
6.75%, 09/15/29	388,000	504,087
6.25%, 07/15/32	865,000	1,077,880
Federal National Mortgage Association
5.13%, 04/15/11	3,334,000	3,572,704
5.38%, 11/15/11	2,434,000	2,646,023
4.63%, 10/15/14	1,236,000	1,352,765
5.00%, 04/15/15	1,132,000	1,261,077
4.38%, 10/15/15	82,000	88,524
5.38%, 06/12/17	5,505,000	6,115,141
6.25%, 05/15/29	750,000	912,824
Financing Corp. (FICO), 9.80%, 11/30/17	12,000	17,354
Tennessee Valley Authority, Series E, 6.25%, 12/15/17	35,000	40,702
U.S. Treasury Bonds
8.13%, 08/15/19	1,500,000	2,106,093
8.50%, 02/15/20	1,700,000	2,454,375
8.00%, 11/15/21	2,655,000	3,786,694
6.25%, 08/15/23	11,774,000	14,894,110
6.88%, 08/15/25	1,833,000	2,550,733
6.38%, 08/15/27	7,215,000	9,595,950
5.38%, 02/15/31	2,093,000	2,539,726
4.50%, 02/15/36	2,610,000	2,959,088
5.00%, 05/15/37	215,000	264,988
4.38%, 02/15/38	1,500,000	1,700,157
4.50%, 05/15/38	3,870,000	4,494,037
U.S. Treasury Notes
2.13%, 04/30/10	10,000,000	10,193,360
2.00%, 09/30/10	4,000,000	4,083,908
1.25%, 11/30/10	10,165,000	10,238,493
4.25%, 01/15/11	5,500,000	5,873,186
0.88%, 01/31/11	7,300,000	7,289,196
4.50%, 09/30/11	16,030,000	17,383,782
4.63%, 02/29/12	14,134,000	15,507,655
4.75%, 05/31/12	3,535,000	3,914,461
4.25%, 09/30/12	2,585,000	2,840,269
3.88%, 10/31/12	3,365,000	3,656,281
3.63%, 12/31/12	2,960,000	3,202,350
2.75%, 02/28/13	13,955,000	14,630,952
1.50%, 12/31/13	7,000,000	6,897,737
4.00%, 02/15/15	1,400,000	1,554,109
4.13%, 05/15/15	1,533,000	1,707,978
4.88%, 08/15/16	1,833,000	2,119,406
4.63%, 02/15/17	3,060,000	3,474,055
4.50%, 05/15/17	5,595,000	6,297,872
8.75%, 05/15/17	2,469,000	3,462,387
4.25%, 11/15/17	13,020,000	14,477,628
4.00%, 08/15/18	6,925,000	7,602,348
3.75%, 11/15/18	2,700,000	2,907,576

Total U.S. Government Sponsored & Agency Obligations (cost $239,607,030)		252,314,394

Yankee Dollars 1.0%
Banks 0.3%
National Australia Bank Ltd., Series A, 8.60%, 05/19/10	123,000	128,608
Santander Central Hispano Issuances Ltd., 7.63%, 11/03/09	1,886,000	1,854,890
Westpac Banking Corp., 4.63%, 06/01/18	103,000	96,201

		2,079,699

Insurance 0.0%
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	51,000	38,643

Metals & Mining 0.1%
Alcan, Inc.
6.45%, 03/15/11	31,000	29,961
4.50%, 05/15/13	158,000	134,428
Inco Ltd., 7.75%, 05/15/12	123,000	125,851
Potash Corp. of Saskatchewan
7.75%, 05/31/11	29,000	30,169
4.88%, 03/01/13	115,000	111,337
Teck Cominco Ltd., 6.13%, 10/01/35	103,000	49,137
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Bond Index Fund

	Principal	Market
	Amount	Value
Xstrata Canada Corp., 6.20%, 06/15/35	123,000	68,479

		549,362

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	195,000	175,129
Enbridge, Inc., 5.60%, 04/01/17	750,000	610,591
EnCana Corp.
4.75%, 10/15/13	236,000	217,227
6.50%, 08/15/34	250,000	194,626
Nexen, Inc.
5.05%, 11/20/13	105,000	96,923
5.20%, 03/10/15	250,000	215,682
5.88%, 03/10/35	92,000	64,445
6.40%, 05/15/37	250,000	184,160
Petro-Canada, 5.95%, 05/15/35	189,000	122,867
StatoilHydro ASA, 6.80%, 01/15/28	425,000	410,607
Talisman Energy, Inc.
7.25%, 10/15/27	92,000	70,585
5.75%, 05/15/35	250,000	155,351

		2,518,193

Oilfield Machinery & Services 0.0%
Weatherford International Ltd., 5.50%, 02/15/16	51,000	41,627

Other Financial 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	47,537
Brookfield Asset Management, Inc., 5.75%, 03/01/10	125,000	110,043
Burlington Resources Finance Co.
6.40%, 08/15/11	86,000	90,954
6.50%, 12/01/11	144,000	154,952
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	760,000	771,199

		1,174,685

Other Utility 0.0%
Hydro Quebec
8.40%, 01/15/22	153,000	211,470
8.88%, 03/01/26	109,000	156,989

		368,459

Pipelines 0.1%
TransCanada Pipelines Ltd., 5.85%, 03/15/36	500,000	400,632

Road & Rail 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	515,000	509,410
6.90%, 07/15/28	168,000	172,945
6.20%, 06/01/36	164,000	155,371

		837,726

Total Yankee Dollars (cost $8,886,392)		8,009,026

Repurchase Agreement 10.0%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $83,447,698, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $85,114,879	83,445,960	83,445,960

Total Repurchase Agreement (cost $83,445,960)		83,445,960

Total Investments (cost $903,274,037) (d) — 108.1%		900,951,170
Liabilities in excess of other assets — (8.1)%		(67,688,434)

NET ASSETS — 100.0%		$833,262,736

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2009 was $20,846,775 which represents 2.50% of net assets.

(c)	Investment in affiliate.

(d)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

FICO	Fair Isaac Corporation

LLC	Limited Liability Co.

LP	Limited Partnership

Ltd	Limited

NA	National Association

NV	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Co.

REIT	Real Estate Investment Trust

SA	Stock Company

TBA	To Be Announced.

UK	United Kingdom

ULC	Unlimited Liability Co.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Common Stocks 97.2% (a)
AUSTRALIA 5.5%
Air Freight & Logistics 0.0%
Toll Holdings Ltd.	109,498	$375,222

Airline 0.0%
Qantas Airways Ltd.	159,288	243,901

Beverages 0.2%
Coca-Cola Amatil Ltd.	100,322	577,912
Foster’s Group Ltd.	319,830	1,099,496
Lion Nathan Ltd.	34,943	179,802

		1,857,210

Biotechnology 0.2%
CSL Ltd.	99,417	2,343,580

Capital Markets 0.1%
Macquarie Group Ltd.(b)	46,811	748,150
Perpetual Ltd.	3,903	74,521

		822,671

Chemicals 0.1%
Incitec Pivot Ltd.	275,234	451,955
Nufarm Ltd.	13,447	94,994
Orica Ltd.	57,835	486,132

		1,033,081

Commercial Banks 1.3%
Australia & New Zealand Banking Group Ltd.	339,134	2,813,342
Bendigo and Adelaide Bank Ltd.	46,300	290,862
Commonwealth Bank of Australia	244,934	4,160,393
National Australia Bank Ltd.	310,822	3,664,762
Westpac Banking Corp.	464,273	4,551,401

		15,480,760

Commercial Services & Supplies 0.1%
Brambles Ltd.	230,341	979,275

Construction & Engineering 0.0%(b)
Leighton Holdings Ltd.	24,535	254,498

Construction Materials 0.0%(b)
Boral Ltd.	98,286	202,917

Containers & Packaging 0.0%
Amcor Ltd.	137,252	464,453

Diversified Financial Services 0.1%
ASX Ltd.	28,968	491,727

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	697,550	1,663,560

Energy Equipment & Services 0.0%
WorleyParsons Ltd.	25,116	233,837

Food & Staples Retailing 0.5%
Metcash Ltd.	117,058	309,395
Wesfarmers Ltd.	164,794	1,601,417
Wesfarmers Ltd. — PPS	26,759	258,842
Woolworths Ltd.	202,355	3,520,969

		5,690,623

Food Products 0.0%
Goodman Fielder Ltd.	150,467	144,807

Health Care Equipment & Supplies 0.0%
Cochlear Ltd.	10,363	384,726

Health Care Providers & Services 0.1%
Sonic Healthcare Ltd.	60,414	528,821

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.	58,082	136,995
Crown Ltd.	85,388	295,290
TABCORP Holdings Ltd.	79,614	328,816
Tatts Group Ltd.	150,131	270,731

		1,031,832

Industrial Conglomerate 0.0%
CSR Ltd.	202,298	179,014

Information Technology Services 0.0%
Computershare Ltd.	70,608	319,587

Insurance 0.5%
AMP Ltd.	311,646	1,027,368
AXA Asia Pacific Holdings Ltd.	156,492	462,231
Insurance Australia Group Ltd.	312,846	764,011
QBE Insurance Group Ltd.	164,098	2,466,932
Suncorp-Metway Ltd.	158,849	740,011

		5,460,553

Media 0.0%(b)
Fairfax Media Ltd.	218,979	192,230

Metals & Mining 1.2%
Alumina Ltd.	206,983	145,338
BHP Billiton Ltd.	557,952	10,343,048
BlueScope Steel Ltd.	145,340	319,372
Fortescue Metals Group Ltd.*(b)	210,671	226,858
Newcrest Mining Ltd.	75,414	1,461,410
OneSteel Ltd.	134,846	202,966
OZ Minerals Ltd.	475,393	166,083
Rio Tinto Ltd.	47,552	1,233,924
Sims Metal Management Ltd.	25,717	271,173

		14,370,172

Multi-Utility 0.1%
AGL Energy Ltd.	74,018	681,857

Multiline Retail 0.0%(b)
Harvey Norman Holdings Ltd.	57,604	76,653

Oil, Gas & Consumable Fuels 0.3%
Caltex Australia Ltd.	14,655	80,325
Origin Energy Ltd.	146,567	1,291,092
Santos Ltd.	97,192	871,234
Woodside Petroleum Ltd.	80,252	1,765,304

		4,007,955

Real Estate Investment Trusts 0.4%
CFS Retail Property Trust(b)	285,336	321,719
Dexus Property Group	582,701	274,273
Goodman Group	442,482	193,722
GPT Group	734,732	347,986
Macquarie Office Trust	190,927	22,402
Mirvac Group	197,476	139,577
Stockland	243,658	553,370
Westfield Group	291,710	2,201,008

		4,054,057

Real Estate Management & Development 0.0%
Lend Lease Corp. Ltd.	66,298	279,988

Road & Rail 0.0%
Asciano Group	81,314	55,788

Textiles, Apparel & Luxury Goods 0.0%
Billabong International Ltd.	29,397	136,183

Transportation Infrastructure 0.1%
Macquarie Airports	112,290	160,907
Macquarie Infrastructure Group	402,168	401,976
Transurban Group	201,144	647,999

		1,210,882

		65,252,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
AUSTRIA 0.3%
Building Products 0.0%
Wienerberger AG	11,282	144,532

Commercial Banks 0.1%
Erste Group Bank AG(b)	32,083	481,781
Raiffeisen International Bank Holding AG	10,084	204,596

		686,377

Construction & Engineering 0.0%
Strabag SE	7,961	146,248

Diversified Telecommunication Services 0.1%
Telekom Austria AG	62,249	873,509

Electric Utility 0.0%
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A	14,094	538,786

Insurance 0.0%
Vienna Insurance Group	4,535	141,518

Metals & Mining 0.0%
Voestalpine AG	19,205	371,167

Oil, Gas & Consumable Fuels 0.1%
OMV AG	28,493	811,847

		3,713,984

BELGIUM 0.8%
Beverages 0.2%
Anheuser-Busch Inbev NV	82,032	2,081,652

Chemicals 0.1%
Solvay SA	10,141	716,216
Umicore	22,740	422,658

		1,138,874

Commercial Banks 0.1%
Dexia SA(b)	90,713	282,479
KBC Groep NV	26,870	486,775

		769,254

Diversified Financial Services 0.2%
Fortis	381,857	757,721
Groupe Bruxelles Lambert SA	13,795	1,012,408
KBC Ancora	4,817	38,901
Nationale A Portefeuille	6,148	289,798

		2,098,828

Diversified Telecommunication Services 0.1%
Belgacom SA	29,631	1,033,605

Food & Staples Retailing 0.1%
Colruyt SA	2,862	633,114
Delhaize Group	17,138	1,101,123

		1,734,237

Pharmaceuticals 0.0%
UCB SA	18,411	571,886

Wireless Telecommunication Services 0.0%
Mobistar SA	5,339	391,760

		9,820,096

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	47,810	396,489

Oil, Gas & Consumable Fuels 0.0%(b)
Frontline Ltd.	9,000	258,863

		655,352

CHINA 0.0%
Communications Equipment 0.0%
Foxconn International Holdings Ltd.*	363,604	133,020

DENMARK 0.9%
Beverages 0.0%
Carlsberg AS, Class B	12,232	404,279

Chemicals 0.1%
Novozymes AS, B Shares	7,905	628,497

Commercial Banks 0.1%
Danske Bank AS	77,720	780,644
Jyske Bank AS*	7,575	171,681

		952,325

Construction & Engineering 0.0%(b)
FLSmidth & Co. AS	8,763	239,641

Electrical Equipment 0.1%
Vestas Wind Systems AS*	31,603	1,522,319

Food Products 0.0%
Danisco AS	9,657	354,538

Health Care Equipment & Supplies 0.0%
Coloplast AS, Class B	3,108	189,992
William Demant Holding*(b)	2,534	83,842

		273,834

Insurance 0.1%
Topdanmark AS*	2,958	351,715
TrygVesta AS	4,699	278,432

		630,147

Marine 0.1%
A P Moller — Maersk AS, Class A	94	455,333
A P Moller — Maersk AS, Class B	188	898,764

		1,354,097

Pharmaceuticals 0.4%
Novo Nordisk AS, Class B	76,386	4,070,203

Road & Rail 0.0%
DSV AS	36,375	357,297

		10,787,177

FINLAND 1.3%
Auto Components 0.0%
Nokian Renkaat OYJ	18,930	184,938

Communications Equipment 0.7%
Nokia OYJ	635,255	7,784,772

Diversified Financial Services 0.0%
Pohjola Bank PLC	16,055	187,972

Diversified Telecommunication Services 0.1%
Elisa OYJ	21,193	335,171

Electric Utility 0.1%
Fortum OYJ	75,772	1,478,030

Food & Staples Retailing 0.0%
Kesko OYJ, B Shares	13,136	322,856

Insurance 0.1%
Sampo OYJ, A Shares	73,106	1,173,360

Machinery 0.1%
Kone OYJ, Class B	25,968	542,897
Metso OYJ	22,256	216,032
Wartsila OYJ	14,443	386,421

		1,145,350

Media 0.0%
Sanoma OYJ	8,770	102,724

Metals & Mining 0.1%
Outokumpu OYJ	20,277	230,957
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Rautaruukki OYJ	15,996	253,961

		484,918

Oil, Gas & Consumable Fuels 0.0%
Neste Oil OYJ	21,324	308,652

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	99,648	607,119
UPM-Kymmene OYJ	88,808	839,011

		1,446,130

Pharmaceuticals 0.0%
Orion OYJ, Class B	10,145	174,775

		15,129,648

FRANCE 9.7%
Aerospace & Defense 0.1%
Safran SA	32,141	400,718
Thales SA	16,544	731,892
Zodiac SA	9,030	325,541

		1,458,151

Airline 0.0%
Air France-KLM	23,095	220,868

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin	24,732	966,715
Valeo SA	15,071	167,646

		1,134,361

Automobiles 0.1%
Peugeot SA	25,979	439,384
Renault SA	30,881	594,882

		1,034,266

Beverages 0.2%
Pernod-Ricard SA	28,057	1,759,276

Building Products 0.1%
Compagnie de Saint-Gobain	47,823	1,615,281

Chemicals 0.3%
Air Liquide SA	41,261	2,999,953

Commercial Banks 0.9%
BNP Paribas	136,709	5,218,185
Credit Agricole SA	148,124	1,792,800
Natixis	174,338	270,819
Societe Generale	78,415	3,278,221

		10,560,025

Commercial Services & Supplies 0.0%
Societe BIC SA	3,030	162,224

Communications Equipment 0.1%
Alcatel-Lucent*	395,450	776,209

Construction & Engineering 0.4%
Bouygues	40,881	1,391,896
Eiffage SA(b)	5,829	286,974
Vinci SA	69,729	2,378,105

		4,056,975

Construction Materials 0.1%
Imerys SA	3,868	153,556
Lafarge SA(b)	22,337	1,025,790

		1,179,346

Diversified Financial Services 0.0%
Eurazeo	3,976	134,344

Diversified Telecommunication Services 0.6%
France Telecom SA	304,912	6,831,705
Iliad SA	2,775	230,327

		7,062,032

Electric Utility 0.1%
EDF	34,136	1,663,428

Electrical Equipment 0.4%
Alstom SA	35,491	1,704,879
Legrand SA	14,732	247,332
Schneider Electric SA	37,062	2,345,029

		4,297,240

Energy Equipment & Services 0.1%
Compagnie Generale des Etablissements Michelin*	25,384	306,590
Technip SA	17,435	538,966

		845,556

Food & Staples Retailing 0.4%
Carrefour SA	105,910	3,610,926
Casino Guichard Perrachon SA	7,691	503,882

		4,114,808

Food Products 0.3%
Groupe Danone	72,692	3,730,443

Health Care Equipment & Supplies 0.1%
Cie Generale d’Optique Essilor International SA	34,342	1,306,783

Hotels, Restaurants & Leisure 0.2%
Accor SA	32,522	1,283,557
Sodexo	16,133	815,560

		2,099,117

Industrial Conglomerate 0.0%
Wendel	4,358	169,074

Information Technology Services 0.1%
Atos Origin SA	13,040	308,928
Cap Gemini SA	23,611	811,227

		1,120,155

Insurance 0.4%
AXA SA	257,736	4,058,410
CNP Assurances	6,231	414,643
SCOR SE	29,926	606,813

		5,079,866

Machinery 0.1%
Vallourec	9,043	883,354

Media 0.6%
Eutelsat Communications	14,841	316,622
JC Decaux SA	6,800	93,306
Lagardere SCA	19,959	759,141
M6-Metropole Television	6,353	102,843
PagesJaunes Groupe	28,208	248,196
Publicis Groupe	23,988	561,672
Societe Television Francaise 1	25,405	272,951
Vivendi	195,107	5,025,286

		7,380,017

Metals & Mining 0.0%
Eramet	892	140,808

Multi-Utility 0.8%
GDF Suez	181,981	6,961,353
Suez Environnement SA*	45,959	732,250
Veolia Environnement	64,340	1,447,606

		9,141,209

Multiline Retail 0.1%
PPR	12,958	653,088

Office Electronics 0.0%
Neopost SA	4,917	395,273

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Oil, Gas & Consumable Fuels 1.5%
Total SA	355,790	17,727,806

Personal Products 0.2%
L’Oreal SA	40,770	2,703,490

Pharmaceuticals 0.8%
Sanofi-Aventis SA	175,460	9,866,881

Professional Services 0.0%
Bureau Veritas SA	6,265	235,802

Real Estate Investment Trusts 0.2%
Gecina SA	2,687	185,705
ICADE	3,600	289,394
Klepierre	13,282	315,918
Unibail-Rodamco	13,969	1,872,434

		2,663,451

Software 0.0%(b)
Dassault Systemes SA	11,079	418,058

Textiles, Apparel & Luxury Goods 0.3%
Christian Dior SA	9,329	464,218
Hermes International(b)	11,776	1,184,555
LVMH Moet Hennessy Louis Vuitton SA(b)	40,824	2,223,201

		3,871,974

Transportation Infrastructure 0.0%
Aeroports de Paris	4,976	266,278
Societe Des Autoroutes Paris-Rhin-Rhone	2,657	150,985
		417,263

		115,078,255

GERMANY 7.6%
Air Freight & Logistics 0.2%
Deutsche Post AG	141,698	1,771,418

Airline 0.0%
Deutsche Lufthansa AG	39,034	476,509

Automobiles 1.0%
Bayerische Motoren Werke AG	56,438	1,340,751
Daimler AG	144,672	4,054,622
Volkswagen AG	19,336	6,247,570

		11,642,943

Capital Markets 0.2%(b)
Deutsche Bank AG	90,282	2,329,286

Chemicals 0.6%
BASF SE	157,795	4,602,639
K+S AG	25,329	1,201,485
Linde AG	22,857	1,534,531
Wacker Chemie AG	2,681	191,950

		7,530,605

Commercial Banks 0.1%
Commerzbank AG	117,169	535,573
Deutsche Postbank AG	14,195	170,403
Hypo Real Estate Holding AG(b)	22,544	36,369

		742,345

Construction & Engineering 0.0%
Hochtief AG	7,975	274,125

Construction Materials 0.0%
HeidelbergCement AG	3,959	153,108

Diversified Financial Services 0.1%
Deutsche Boerse AG	32,525	1,636,309

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG	468,008	5,682,587

Electric Utility 0.9%
E. ON AG	317,371	10,290,059

Electrical Equipment 0.1%
Q-Cells SE*	10,527	256,622
Solarworld AG(b)	15,142	317,441

		574,063

Food & Staples Retailing 0.1%
Metro AG	19,349	700,138

Health Care Equipment & Supplies 0.0%
Fresenius SE	4,202	203,054

Health Care Providers & Services 0.2%
Celesio AG	14,561	311,581
Fresenius Medical Care AG & Co. KGaA	32,405	1,449,312

		1,760,893

Hotels, Restaurants & Leisure 0.0%(b)
TUI AG	36,634	305,182

Household Products 0.0%
Henkel AG & Co. KGaA	20,725	484,268

Industrial Conglomerate 0.7%
Siemens AG	144,958	8,165,289

Insurance 0.9%
Allianz SE	75,455	6,319,744
Hannover Rueckversicherung AG	10,333	308,950
Muenchener Rueckversicherungs AG	34,436	4,551,493

		11,180,187

Internet Software & Services 0.0%(b)
United Internet AG	19,578	142,343

Machinery 0.1%
GEA Group AG	23,555	272,390
MAN AG	17,994	784,888

		1,057,278

Metals & Mining 0.1%
Salzgitter AG	6,616	479,361
ThyssenKrupp AG	61,311	1,247,935

		1,727,296

Multi-Utility 0.5%
RWE AG	74,187	5,791,648

Personal Products 0.1%
Beiersdorf AG	15,053	735,348

Pharmaceuticals 0.7%
Bayer AG	127,316	6,780,069
Merck	10,910	926,305

		7,706,374

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG*	122,766	109,397

Software 0.4%
SAP AG	145,695	5,136,525

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	33,615	1,167,643
Puma AG Rudolf Dassler Sport	1,380	246,781

		1,414,424

Transportation Infrastructure 0.0%
Fraport AG	5,672	211,579
Hamburger Hafen und Logistik AG	3,912	99,223

		310,802

		90,033,803

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
GREECE 0.5%
Beverages 0.0%
Coca Cola Hellenic Bottling Co. SA	24,575	335,822

Capital Markets 0.1%
Marfin Investment Group SA	106,920	394,239

Commercial Banks 0.2%
Alpha Bank AE	63,771	532,899
EFG Eurobank Ergasias SA	55,164	344,935
National Bank of Greece SA	85,165	1,418,719
Piraeus Bank SA	55,042	363,702

		2,660,255

Construction Materials 0.0%
Titan Cement Co. SA	7,253	132,166

Diversified Telecommunication Services 0.1%
Hellenic Telecommunications Organization SA	49,113	742,810

Electric Utility 0.0%
Public Power Corp. SA	20,757	347,400

Hotels, Restaurants & Leisure 0.1%
OPAP SA	38,627	1,123,601

Oil, Gas & Consumable Fuels 0.0%
Hellenic Petroleum SA	12,688	91,234

		5,827,527

HONG KONG 2.2%
Airline 0.0%(b)
Cathay Pacific Airways Ltd.	203,000	235,438

Commercial Banks 0.2%
Bank of East Asia Ltd.	242,500	480,871
BOC Hong Kong Holdings Ltd.	631,100	643,822
Hang Seng Bank Ltd.	130,400	1,570,101
Wing Hang Bank Ltd.	29,000	140,186

		2,834,980

Distributors 0.1%
Li & Fung Ltd.	385,600	767,085

Diversified Financial Services 0.1%
Hong Kong Exchanges and Clearing Ltd.	174,000	1,494,572

Diversified Telecommunication Services 0.0%
PCCW Ltd.	639,200	329,078

Electric Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	77,500	289,703
CLP Holdings Ltd.	349,000	2,362,323
HongKong Electric Holdings	235,800	1,381,178

		4,033,204

Electronic Equipment & Instruments 0.0%
Kingboard Chemical Holdings Ltd.	77,048	124,039

Hotels, Restaurants & Leisure 0.0%
Genting International PLC*(b)	507,276	144,536
Shangri-La Asia Ltd.	184,000	214,305

		358,841

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	363,500	1,849,653
NWS Holdings Ltd.	125,000	152,458

		2,002,111

Marine 0.0%
Orient Overseas International Ltd.	34,438	81,083
Pacific Basin Shipping Ltd.	279,615	143,373

		224,456

Media 0.0%
Television Broadcasts Ltd.	25,000	88,488

Multiline Retail 0.0%
Lifestyle International Holdings Ltd.	69,193	55,882

Natural Gas Utility 0.1%
Hong Kong & China Gas Co. Ltd.	689,336	1,122,168

Oil, Gas & Consumable Fuels 0.0%(b)
Mongolia Energy Co. Ltd.*	482,460	132,516

Real Estate Investment Trusts 0.1%
Link REIT (The)	390,051	729,661

Real Estate Management & Development 0.8%
Cheung Kong Holdings Ltd.	237,000	2,186,785
Chinese Estates Holdings Ltd.	176,000	215,731
Hang Lung Group Ltd.	138,000	444,496
Hang Lung Properties Ltd.	376,000	845,292
Henderson Land Development Co. Ltd.	182,800	698,288
Hopewell Holdings	90,569	296,827
Hysan Development Co. Ltd.	59,673	96,792
Kerry Properties Ltd.	110,500	258,649
New World Development Ltd.	434,679	412,048
Sino Land Co.	304,000	291,484
Sun Hung Kai Properties Ltd.	240,700	2,132,520
Swire Pacific Ltd., Class A	145,500	939,659
Wharf Holdings Ltd.	235,337	581,533
Wheelock & Co. Ltd.	142,000	249,783

		9,649,887

Road & Rail 0.1%
MTR Corp.	241,714	577,298

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	27,300	83,158

Specialty Retail 0.1%
Esprit Holdings Ltd.	179,900	954,949

Textiles, Apparel & Luxury Goods 0.0%(b)
Yue Yuen Industrial Holdings Ltd.	114,500	208,701

Trading Companies & Distributors 0.0%
Noble Group Ltd.	285,363	192,291

Transportation Infrastructure 0.0%
Hong Kong Aircraft Engineering Co. Ltd.	6,800	59,661

Wireless Telecommunication Services 0.0%
Hutchison Telecommunications International Ltd.	230,642	57,736

		26,316,200

IRELAND 0.4%
Airline 0.0%
Ryanair Holdings PLC*	42,663	154,920

Commercial Banks 0.0%
Allied Irish Banking PLC	151,021	216,453
Anglo Irish Bank Corp. PLC	122,522	0
Bank of Ireland Group	172,608	133,208
Bank of Ireland Group	834	644

		350,305

Construction Materials 0.2%
CRH PLC	90,972	2,136,425

Food Products 0.0%
Kerry Group PLC, Class A	23,908	447,645

Pharmaceuticals 0.1%
Elan Corp. PLC*	76,306	549,407

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Professional Services 0.1%
Experian PLC	169,644	1,055,668

		4,694,370

ITALY 3.4%
Aerospace & Defense 0.1%
Finmeccanica SpA	68,775	1,075,639

Auto Components 0.0%
Pirelli & C SpA	582,934	166,753

Automobiles 0.0%
Fiat SpA	120,536	586,784

Capital Markets 0.1%
Mediobanca SpA	83,651	758,760

Commercial Banks 0.9%
Banca Carige SpA(b)	126,043	291,247
Banca Monte dei Paschi di Siena SpA	419,969	602,191
Banca Popolare di Milano Scarl	73,951	377,306
Banco Popolare SC	108,799	620,422
Intesa Sanpaolo SpA	1,272,293	4,009,074
Intesa Sanpaolo SpA — RSP	152,066	340,943
UniCredit SpA	1,878,133	3,304,125
Unione di Banche Italiane SCPA	102,976	1,281,312

		10,826,620

Construction Materials 0.0%
Italcementi SpA	5,588	52,197
Italcementi SpA — RSP	15,698	91,868

		144,065

Diversified Financial Services 0.0%(b)
IFIL — Investments SpA	48,227	119,314

Diversified Telecommunication Services 0.3%
Telecom Italia SpA	1,666,657	2,047,594
Telecom Italia SpA — RSP	1,029,882	992,902

		3,040,496

Electric Utilities 0.4%
Enel SpA	719,569	4,035,550
Terna Rete Elettrica Nazionale SpA	216,986	659,102

		4,694,652

Electrical Equipment 0.0%
Prysmian SpA	17,361	219,158

Energy Equipment & Services 0.1%
Saipem SpA	44,996	685,481

Food Products 0.0%
Parmalat SpA	282,813	455,531

Hotels, Restaurants & Leisure 0.0%
Autogrill SpA	25,378	148,757
Lottomatica SpA	7,956	146,753

		295,510

Insurance 0.4%
Alleanza Assicurazioni SpA	80,138	543,488
Assicurazioni Generali SpA	174,982	3,639,898
Fondiaria-Sai SpA	14,812	231,014
Mediolanum SpA(b)	41,088	158,940
Unipol Gruppo Finanziario SpA	99,995	149,186

		4,722,526

Media 0.1%
Mediaset SpA	130,509	635,269

Multi-Utility 0.0%
A2A SpA	198,697	344,944

Natural Gas Utility 0.1%
Snam Rete Gas SpA	130,529	679,876

Oil, Gas & Consumable Fuels 0.8%
ENI SpA	433,838	9,174,770
Saras SpA	38,683	127,200

		9,301,970

Textiles, Apparel & Luxury Goods 0.0%
Bulgari SpA	23,800	98,331
Luxottica Group SpA(b)	23,710	335,020

		433,351

Transportation Infrastructure 0.1%
Atlantia SpA	45,677	667,268

		39,853,967

JAPAN 25.1%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	68,000	690,734

Airlines 0.1%(b)
All Nippon Airways Co. Ltd.	101,000	379,181
Japan Airlines Corp.*	166,000	358,183

		737,364

Auto Components 0.4%
Aisin Seiki Co. Ltd.	32,100	431,806
Bridgestone Corp.	101,300	1,287,930
Denso Corp.	81,200	1,471,477
NGK Spark Plug Co. Ltd.	34,000	261,422
NHK Spring Co. Ltd.	38,000	137,213
NOK Corp.	14,600	102,596
Stanley Electric Co. Ltd.	23,500	226,807
Sumitomo Rubber Industries, Inc.	32,900	206,692
Toyoda Gosei Co. Ltd.	8,200	92,871
Toyota Boshoku Corp.	8,300	66,696
Toyota Industries Corp.	27,900	557,554

		4,843,064

Automobiles 2.1%
Daihatsu Motor Co. Ltd.	29,000	244,542
Fuji Heavy Industries Ltd.	100,000	288,245
Honda Motor Co. Ltd.	274,200	6,302,688
Isuzu Motors Ltd.	205,000	238,008
Mazda Motor Corp.	148,000	229,475
Mitsubishi Motors Corp.*(b)	596,000	793,124
Nissan Motor Co. Ltd.	374,800	1,129,302
Suzuki Motor Corp.	58,600	791,214
Toyota Motor Corp.	459,200	14,774,089
Yamaha Motor Co. Ltd.	37,700	353,692

		25,144,379

Beverages 0.3%
Asahi Breweries Ltd.	64,300	992,653
Coca-Cola West Co. Ltd.	10,800	222,387
Ito En Ltd.(b)	9,700	134,966
Kirin Holdings Co. Ltd.	130,000	1,630,757
Sapporo Holdings Ltd.	52,000	239,553

		3,220,316

Building Products 0.3%
Asahi Glass Co. Ltd.	167,600	875,411
Daikin Industries Ltd.	44,100	1,011,236
JS Group Corp.	41,800	557,337
Nippon Sheet Glass Co. Ltd.	100,000	244,715
TOTO Ltd.(b)	53,200	280,962

		2,969,661

Capital Markets 0.3%
Daiwa Securities Group, Inc.	222,500	1,228,894
Jafco Co. Ltd.	3,700	73,121
Matsui Securities Co. Ltd.(b)	12,900	96,498
Nomura Holdings, Inc.	292,900	1,897,396
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
SBI Holdings, Inc.	3,018	364,587
Shinko Securities Co. Ltd.	51,700	103,122

		3,763,618

Chemicals 1.0%
Asahi Kasei Corp.	208,200	851,836
Daicel Chemical Industries Ltd.	30,000	131,884
Denki Kagaku Kogyo KK	48,000	100,097
DIC Corp.	69,000	111,594
Hitachi Chemical Co. Ltd.	10,900	118,751
JSR Corp.	31,300	380,608
Kaneka Corp.	43,500	232,649
Kansai Paint Co. Ltd.	30,000	151,416
Kuraray Co. Ltd.	63,500	499,614
Mitsubishi Chemical Holdings Corp.	213,500	875,172
Mitsubishi Gas Chemical Co., Inc.	48,000	190,701
Mitsubishi Rayon Co. Ltd.(b)	110,100	263,930
Mitsui Chemicals, Inc.	116,100	333,787
Nissan Chemical Industries Ltd.	32,000	240,567
Nitto Denko Corp.	26,810	497,394
Shin-Etsu Chemical Co. Ltd.	68,500	3,205,514
Showa Denko KK	232,000	308,338
Sumitomo Chemical Co. Ltd.	262,200	830,972
Taiyo Nippon Sanso Corp.	35,000	225,903
Teijin Ltd.	166,800	400,828
Tokuyama Corp.	38,000	226,448
Toray Industries, Inc.(b)	221,300	957,077
Tosoh Corp.	108,000	226,410
UBE Industries Ltd.	187,000	403,074

		11,764,564

Commercial Banks 2.6%
77 Bank Ltd. (The)	42,300	212,349
Aozora Bank Ltd.	97,000	108,344
Bank of Kyoto Ltd. (The)	51,000	536,808
Bank of Yokohama Ltd. (The)	205,000	1,047,249
Chiba Bank Ltd. (The)	128,300	719,881
Chugoku Bank Ltd. (The)	25,000	351,526
Chuo Mitsui Trust Holdings, Inc.	163,400	642,861
Fukuoka Financial Group, Inc.	128,600	431,414
Gunma Bank Ltd. (The)	75,000	434,416
Hachijuni Bank Ltd. (The)	56,000	313,607
Hiroshima Bank Ltd. (The)	61,000	259,309
Hokuhoku Financial Group, Inc.	168,900	334,517
Iyo Bank Ltd. (The)	40,000	471,016
Joyo Bank Ltd. (The)	103,000	558,689
Mitsubishi UFJ Financial Group, Inc.	1,824,084	10,120,472
Mizuho Financial Group, Inc.(b)	1,607,100	3,978,668
Mizuho Trust & Banking Co. Ltd.	230,000	238,275
Nishi-Nippon City Bank Ltd. (The)	94,000	230,740
Resona Holdings, Inc.(b)	84,700	1,306,271
Sapporo Hokuyo Holdings, Inc.	34,000	121,082
Seven Bank Ltd.	74	224,364
Shinsei Bank Ltd.	261,000	333,455
Shizuoka Bank Ltd. (The)	105,000	1,094,957
Sumitomo Mitsui Financial Group, Inc.	110,700	4,387,921
Sumitomo Trust & Banking Co. Ltd. (The)	235,000	1,152,502
Suruga Bank Ltd.	38,000	334,517
Yamaguchi Financial Group, Inc.	32,000	355,539

		30,300,749

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd.	102,700	1,002,807
Secom Co. Ltd.	35,200	1,478,332
Toppan Printing Co. Ltd.	93,000	626,339

		3,107,478

Computers & Peripherals 0.4%
Fujitsu Ltd.	309,100	1,389,720
Mitsumi Electric Co. Ltd.	16,600	215,694
NEC Corp.	320,000	853,347
Seiko Epson Corp.	20,200	256,469
Toshiba Corp.	511,700	1,786,740

		4,501,970

Construction & Engineering 0.2%
JGC Corp.	37,000	522,860
Kajima Corp.	153,800	405,717
Kinden Corp.	25,000	220,723
Obayashi Corp.	89,500	420,808
Shimizu Corp.	86,000	388,040
Taisei Corp.	183,000	404,148

		2,362,296

Construction Materials 0.0%
Taiheiyo Cement Corp.	115,000	157,601

Consumer Finance 0.1%
Acom Co. Ltd.(b)	7,940	277,881
Aeon Credit Service Co. Ltd.	17,000	153,494
Credit Saison Co. Ltd.	30,500	299,243
ORIX Corp.	15,330	669,371
Promise Co. Ltd.(b)	11,000	201,921
Takefuji Corp.	14,930	105,452

		1,707,362

Containers & Packaging 0.0%
Toyo Seikan Kaisha Ltd.	22,400	332,084

Distributors 0.0%
Canon Marketing Japan, Inc.	10,300	151,566

Diversified Consumer Services 0.0%
Benesse Corp.	10,400	444,112

Diversified Financial Services 0.0%
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,210	170,098

Diversified Telecommunication Services 0.4%
Nippon Telegraph & Telephone Corp.	84,500	4,093,188

Electric Utilities 1.7%
Chubu Electric Power Co., Inc.	110,000	3,121,661
Chugoku Electric Power Co., Inc. (The)	46,200	1,201,872
Hokkaido Electric Power Co., Inc.	32,100	776,737
Hokuriku Electric Power Co.	27,200	777,181
Kansai Electric Power Co., Inc. (The)	126,600	3,470,449
Kyushu Electric Power Co., Inc.	62,900	1,644,820
Shikoku Electric Power Co., Inc.	30,200	996,736
Tohoku Electric Power Co., Inc.	71,100	1,831,098
Tokyo Electric Power Co., Inc. (The)	202,100	6,321,330

		20,141,884

Electrical Equipment 0.3%
Fuji Electric Holdings Co. Ltd.	60,200	71,755
Furukawa Electric Co. Ltd.	117,300	405,354
Mitsubishi Electric Corp.	321,600	1,476,270
Panasonic Electric Works Co. Ltd.	63,284	497,281
Sumitomo Electric Industries Ltd.	125,200	942,559
Ushio, Inc.	13,700	173,784

		3,567,003

Electronic Equipment & Instruments 1.1%
Alps Electric Co. Ltd.	38,000	159,561
Citizen Holdings Co. Ltd.	65,500	266,705
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
FUJIFILM Holdings Corp.	81,200	1,775,596
Hirose Electric Co. Ltd.	4,900	462,961
Hitachi High-Technologies Corp.	7,800	116,667
Hitachi Ltd.	559,800	1,707,819
HOYA Corp.	68,600	1,223,487
Ibiden Co. Ltd.	21,800	441,138
Keyence Corp.	6,280	1,142,401
Kyocera Corp.	27,000	1,733,576
Mabuchi Motor Co. Ltd.	4,100	153,870
Murata Manufacturing Co. Ltd.	35,600	1,347,348
Nidec Corp.	18,200	874,459
Nippon Electric Glass Co. Ltd.	56,000	369,672
Omron Corp.	29,800	354,972
Shimadzu Corp.	38,000	229,888
TDK Corp.	20,600	773,609
Yaskawa Electric Corp.	30,000	109,350
Yokogawa Electric Corp.	44,700	203,280

		13,446,359

Food & Staples Retailing 0.5%
AEON Co. Ltd.	106,000	851,352
FamilyMart Co. Ltd.	9,800	357,994
Lawson, Inc.	12,500	617,832
Seven & I Holdings Co. Ltd.	135,700	3,619,295
UNY Co. Ltd.	22,000	182,894

		5,629,367

Food Products 0.3%
Ajinomoto Co., Inc.	111,000	956,087
Kikkoman Corp.	32,000	306,702
Meiji Dairies Corp.	56,000	262,926
Nippon Meat Packers, Inc.	34,000	428,453
Nisshin Seifun Group, Inc.	28,900	314,151
Nissin Food Holdings Co. Ltd.	11,300	387,139
Toyo Suisan Kaisha Ltd.	15,400	406,118
Yakult Honsha Co. Ltd.	14,900	303,558
Yamazaki Baking Co. Ltd.	15,100	203,711

		3,568,845

Health Care Equipment & Supplies 0.1%
Olympus Corp.	38,000	610,096
Terumo Corp.	28,100	954,328

		1,564,424

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	3,900	165,517
Mediceo Paltac Holdings Co. Ltd.	18,200	202,276
Suzuken Co. Ltd.	8,800	226,925

		594,718

Hotels, Restaurants & Leisure 0.1%(b)
Oriental Land Co. Ltd.	8,700	661,585

Household Durables 0.9%
Casio Computer Co. Ltd.	42,100	330,716
Haseko Corp.	156,000	144,959
Makita Corp.	19,600	356,521
Panasonic Corp.	304,502	3,695,034
Sanyo Electric Co. Ltd.*(b)	297,200	457,506
Sekisui Chemical Co. Ltd.	57,000	317,291
Sekisui House Ltd.	78,300	657,765
Sharp Corp.	165,900	1,231,919
Sony Corp.	166,700	3,249,382

		10,441,093

Household Products 0.2%
Kao Corp.	86,200	2,093,930
Unicharm Corp.	6,900	475,492

		2,569,422

Independent Power Producers & Energy Traders 0.1%
Electric Power Development Co. Ltd.	22,000	849,903

Industrial Conglomerate 0.1%
Hankyu Hanshin Holdings, Inc.	198,000	1,084,314

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	2,900	64,582
Nomura Research Institute Ltd.	21,700	393,373
NTT Data Corp.	211	674,149
Obic Co. Ltd.	940	145,994
Otsuka Corp.	1,500	66,678

		1,344,776

Insurance 0.7%
Aioi Insurance Co. Ltd.	69,000	337,233
Mitsui Sumitomo Insurance Group Holdings, Inc.	62,680	1,624,932
Nipponkoa Insurance Co. Ltd.	103,000	842,532
Nissay Dowa General Insurance Co. Ltd.	15,000	79,580
Sompo Japan Insurance, Inc.	137,800	859,407
Sony Financial Holdings, Inc.	146	481,283
T&D Holdings, Inc.	33,100	1,070,068
Tokio Marine Holdings, Inc.	112,900	2,990,876

		8,285,911

Internet & Catalog Retail 0.1%
Dena Co. Ltd.(b)	53	156,414
Rakuten, Inc.	1,120	660,398

		816,812

Internet Software & Services 0.1%
Yahoo! Japan Corp.	2,467	782,867

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	36,749	367,354
Nikon Corp.	57,000	593,390
Sankyo Co. Ltd.	8,900	426,924
Sega Sammy Holdings, Inc.	31,900	403,685
Shimano, Inc.	9,100	311,176
Yamaha Corp.	31,600	276,445

		2,378,974

Machinery 1.0%
Amada Co. Ltd.	45,000	215,094
Fanuc Ltd.	31,800	1,884,882
Hino Motors Ltd.	61,000	107,347
Hitachi Construction Machinery Co. Ltd.(b)	17,200	168,616
IHI Corp.	171,000	198,626
Japan Steel Works Ltd. (The)	58,000	625,381
JTEKT Corp.	25,300	156,397
Kawasaki Heavy Industries Ltd.	275,200	500,441
Komatsu Ltd.	149,400	1,542,620
Kubota Corp.	182,100	990,580
Kurita Water Industries Ltd.	18,100	408,990
Minebea Co. Ltd.	78,000	236,592
Mitsubishi Heavy Industries Ltd.	531,200	2,007,541
Mitsui Engineering & Shipbuilding Co. Ltd.	121,000	184,845
NGK Insulators Ltd.	42,000	539,857
NSK Ltd.	66,400	213,168
NTN Corp.	59,600	158,818
SMC Corp.	9,600	856,084
Sumitomo Heavy Industries Ltd.	92,000	292,125
THK Co. Ltd.	24,600	312,303

		11,600,307

Marine 0.2%
Kawasaki Kisen Kaisha Ltd.	102,000	371,720
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Mitsui OSK Lines Ltd.	191,000	1,091,041
Nippon Yusen KK	184,400	864,140

		2,326,901

Media 0.1%
Dentsu, Inc.(b)	33,200	570,622
Fuji Media Holdings, Inc.	116	147,692
Hakuhodo DY Holdings, Inc.	2,450	109,546
Jupiter Telecommunications Co. Ltd.	333	314,836
Toho Co. Ltd.	14,900	259,961
Tokyo Broadcasting System, Inc.	4,800	65,331

		1,467,988

Metals & Mining 0.8%
Daido Steel Co. Ltd.	64,000	174,852
Dowa Holdings Co. Ltd.	59,800	189,619
Hitachi Metals Ltd.	25,000	128,838
JFE Holdings, Inc.	86,800	2,157,532
Kobe Steel Ltd.	444,000	663,127
Maruichi Steel Tube Ltd.	5,600	131,747
Mitsubishi Materials Corp.	191,000	475,890
Mitsui Mining & Smelting Co. Ltd.	116,100	208,712
Nippon Steel Corp.	847,000	2,487,444
Nisshin Steel Co. Ltd.	127,900	213,718
OSAKA Titanium Technologies Co.(b)	4,500	97,642
Sumitomo Metal Industries Ltd.	640,000	1,280,794
Sumitomo Metal Mining Co. Ltd.	92,000	856,514
Tokyo Steel Manufacturing Co. Ltd.	13,300	130,386
Yamato Kogyo Co. Ltd.	4,700	113,682

		9,310,497

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.*	59,978	430,959
J. Front Retailing Co. Ltd.	69,200	248,992
Marui Group Co. Ltd.	54,600	282,272
Takashimaya Co. Ltd.	57,000	383,608

		1,345,831

Natural Gas Utility 0.3%
Osaka Gas Co. Ltd.	327,900	1,397,305
TOHO GAS Co. Ltd.	73,000	445,623
Tokyo Gas Co. Ltd.	383,400	1,813,797

		3,656,725

Office Electronics 0.6%
Brother Industries Ltd.	37,500	242,601
Canon, Inc.	176,900	4,827,691
Konica Minolta Holdings, Inc.	84,400	657,373
Ricoh Co. Ltd.	111,200	1,357,276

		7,084,941

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co. Ltd.	64,000	170,262
Idemitsu Kosan Co. Ltd.	2,800	182,749
INPEX Corp., Inc.	136	976,176
Japan Petroleum Exploration Co.	5,100	235,225
Nippon Mining Holdings, Inc.	158,900	578,012
Nippon Oil Corp.	220,400	957,868
Showa Shell Sekiyu KK	38,700	362,386
TonenGeneral Sekiyu KK	39,000	376,873

		3,839,551

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.	16,400	487,142
OJI Paper Co. Ltd.	144,000	683,623

		1,170,765

Personal Products 0.1%
Shiseido Co. Ltd.	54,700	919,778

Pharmaceuticals 1.6%
Astellas Pharma, Inc.	79,600	3,014,348
Chugai Pharmaceutical Co. Ltd.	39,200	756,264
Daiichi Sankyo Co. Ltd.	116,400	2,614,064
Dainippon Sumitomo Pharma Co. Ltd.(b)	23,000	204,623
Eisai Co. Ltd.	41,900	1,530,750
Hisamitsu Pharmaceutical Co., Inc.	10,100	375,001
Kyowa Hakko Kirin Co. Ltd.	43,000	388,245
Mitsubishi Tanabe Pharma Corp.	38,000	562,290
Ono Pharmaceutical Co. Ltd.	16,100	849,124
Santen Pharmaceutical Co. Ltd.	9,600	309,172
Shionogi & Co. Ltd.	49,400	1,058,663
Taisho Pharmaceutical Co. Ltd.	19,900	406,274
Takeda Pharmaceutical Co. Ltd.	135,700	6,359,736
Tsumura & Co.	8,300	273,668

		18,702,222

Real Estate Investment Trusts 0.2%
Japan Prime Realty Investment Corp.	114	292,246
Japan Real Estate Investment Corp.	70	631,006
Japan Retail Fund Investment Corp.	77	338,720
Nippon Building Fund, Inc.	93	997,906
Nomura Real Estate Office Fund, Inc.	55	346,076

		2,605,954

Real Estate Management & Development 0.6%
Aeon Mall Co. Ltd.	8,000	109,802
Daito Trust Construction Co. Ltd.	13,300	572,529
Daiwa House Industry Co. Ltd.	85,000	760,674
Leopalace21 Corp.	20,575	173,637
Mitsubishi Estate Co. Ltd.	194,600	2,552,296
Mitsui Fudosan Co. Ltd.	138,700	1,789,053
Nomura Real Estate Holdings, Inc.(b)	5,100	90,358
NTT Urban Development Corp.	130	111,725
Sumitomo Realty & Development Co. Ltd.	63,000	721,663
Tokyo Tatemono Co. Ltd.	46,000	153,566
Tokyu Land Corp.	79,000	246,539

		7,281,842

Road & Rail 1.0%
Central Japan Railway Co.	260	1,854,619
East Japan Railway Co.	56,300	3,818,265
Keihin Electric Express Railway Co. Ltd.	61,000	467,275
Keio Corp.	82,400	438,031
Keisei Electric Railway Co. Ltd.	58,000	312,061
Kintetsu Corp.(b)	269,500	1,218,395
Nippon Express Co. Ltd.	143,500	513,724
Odakyu Electric Railway Co. Ltd.	103,100	821,479
Tobu Railway Co. Ltd.	122,000	667,802
Tokyu Corp.	189,900	824,227
West Japan Railway Co.	288	1,171,549

		12,107,427

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	25,100	338,947
Elpida Memory, Inc.*(b)	19,000	133,897
NEC Electronics Corp.*	5,200	36,029
Rohm Co. Ltd.	16,800	834,519
Shinko Electric Industries Co. Ltd.(b)	16,400	138,447
Sumco Corp.	18,500	239,394
Tokyo Electron Ltd.	28,700	1,052,156

		2,773,389

Software 0.5%
Konami Corp.	17,100	342,184
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Nintendo Co. Ltd.	16,400	5,085,092
Oracle Corp.(b)	4,600	183,116
Square Enix Holdings Co. Ltd.	8,100	217,506
Trend Micro, Inc.	18,000	490,956

		6,318,854

Specialty Retail 0.2%
ABC-Mart, Inc.	3,000	98,482
Fast Retailing Co. Ltd.	7,900	996,399
Hikari Tsushin, Inc.	3,200	56,778
Nitori Co. Ltd.	6,650	469,418
Shimamura Co. Ltd.	3,000	210,569
USS Co. Ltd.	5,000	213,853
Yamada Denki Co. Ltd.	14,400	848,566

		2,894,065

Textiles, Apparel & Luxury Goods 0.0%
Asics Corp.	19,000	141,445
Nisshinbo Industries, Inc.	23,100	168,693
Onward Holdings Co. Ltd.	28,400	192,713

		502,851

Tobacco 0.2%
Japan Tobacco, Inc.	746	2,145,256

Trading Companies & Distributors 0.9%
ITOCHU Corp.	251,000	1,220,362
Marubeni Corp.	274,000	975,328
Mitsubishi Corp.	225,000	2,973,682
Mitsui & Co. Ltd.	288,000	3,005,853
Sojitz Corp.	191,067	292,801
Sumitomo Corp.	187,100	1,693,440
Toyota Tsusho Corp.	31,500	282,577

		10,444,043

Transportation Infrastructure 0.0%
Kamigumi Co. Ltd.	33,000	261,509
Mitsubishi Logistics Corp.	23,400	237,713

		499,222

Wireless Telecommunication Services 0.8%
KDDI Corp.	484	3,022,523
NTT DoCoMo, Inc.	2,593	4,517,911
Softbank Corp.	125,600	1,941,938

		9,482,372

		296,671,242

JERSEY 0.1%
Commercial Services & Supplies 0.1%
WPP PLC	183,720	1,033,378

LUXEMBOURG 0.5%
Energy Equipment & Services 0.1%
Tenaris SA	80,251	791,530

Media 0.1%
SES SA FDR	48,464	887,571

Metals & Mining 0.3%
ArcelorMittal	145,468	3,254,748

Wireless Telecommunication Services 0.0%
Millicom International Cellular SA — SDR	11,290	434,991

		5,368,840

NETHERLANDS 4.7%
Aerospace & Defense 0.1%(b)
European Aeronautic Defence and Space Co. NV	55,581	967,249

Air Freight & Logistics 0.1%
TNT NV	64,734	1,121,815

Beverages 0.2%
Heineken Holding NV	18,745	500,828
Heineken NV	41,819	1,229,133

		1,729,961

Chemicals 0.2%
Akzo Nobel NV	41,267	1,473,054
Koninklijke DSM NV	23,257	557,212

		2,030,266

Construction & Engineering 0.0%
Koninklijke Boskalis Westminster NV	9,630	194,230

Construction Materials 0.0%
James Hardie Industries NV CDI	65,970	161,735

Diversified Financial Services 0.2%
ING Groep NV CVA	329,516	2,719,085
SNS Reaal	20,410	89,045

		2,808,130

Diversified Telecommunication Services 0.3%
Koninklijke KPN NV	307,503	4,092,381

Energy Equipment & Services 0.1%
Fugro NV CVA	9,994	270,007
SBM Offshore NV	26,863	323,849

		593,856

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	203,344	2,437,829

Food Products 0.5%
Unilever NV	272,249	6,000,328

Industrial Conglomerate 0.3%
Koninklijke Philips Electronics NV	168,820	3,068,013

Insurance 0.1%
Aegon NV	233,721	1,222,116

Media 0.2%
Reed Elsevier NV	107,114	1,185,238
Wolters Kluwer NV	48,785	876,829

		2,062,067

Oil, Gas & Consumable Fuels 2.1%
Royal Dutch Shell PLC, A Shares	586,710	14,621,458
Royal Dutch Shell PLC, B Shares	449,218	10,662,780

		25,284,238

Professional Services 0.0%
Randstad Holding NV	17,341	343,604

Real Estate Investment Trusts 0.0%
Corio NV	7,486	320,202

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding NV	73,617	1,217,296

		55,655,316

NEW ZEALAND 0.1%
Construction Materials 0.0%
Fletcher Building Ltd.	70,946	200,761

Diversified Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	315,094	422,835

Electric Utility 0.0%
Contact Energy Ltd.	33,428	115,635

Hotels, Restaurants & Leisure 0.0%
Sky City Entertainment Group Ltd.	106,546	166,016

Transportation Infrastructure 0.0%
Auckland International Airport Ltd.	100,919	92,607

		997,854

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
NORWAY 0.7%
Chemicals 0.1%
Yara International ASA	32,414	729,360

Commercial Banks 0.1%
DnB NOR ASA	125,389	425,523

Diversified Telecommunication Services 0.1%
Telenor ASA	143,454	936,742

Electrical Equipment 0.0%(b)
Renewable Energy Corp. SA*	24,857	249,391

Energy Equipment & Services 0.0%
Aker Solutions ASA	31,880	149,772

Industrial Conglomerate 0.1%
Orkla ASA	141,710	942,621

Metals & Mining 0.0%
Norsk Hydro ASA	117,511	419,097

Oil, Gas & Consumable Fuels 0.3%
StatoilHydro ASA	219,056	3,776,849

		7,629,355

PORTUGAL 0.3%
Commercial Banks 0.1%
Banco Comercial Portugues SA*	437,665	445,750
Banco Espirito Santo SA	38,876	257,281

		703,031

Construction Materials 0.0%(b)
Cimpor Cimentos de Portugal SGPS SA	41,410	191,902

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA	110,137	889,177

Electric Utility 0.1%
Energias de Portugal SA	312,592	1,105,898

Food & Staples Retailing 0.0%
Jeronimo Martins SGPS SA	38,744	196,690

Media 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	30,919	166,128

Oil, Gas & Consumable Fuels 0.0%
Galp Energia SGPS SA, B Shares	32,199	341,242

Transportation Infrastructure 0.0%(b)
BRISA — Auto Estrandas de Portugal SA	42,254	278,438

		3,872,506

SINGAPORE 1.1%
Aerospace & Defense 0.0%
Singapore Technologies Engineering Ltd.	232,000	345,812

Airline 0.1%
Singapore Airlines Ltd.	91,613	669,720

Commercial Banks 0.4%
DBS Group Holdings Ltd.	292,050	1,681,869
Oversea-Chinese Banking Corp. Ltd.	429,600	1,442,409
United Overseas Bank Ltd.	208,500	1,618,427

		4,742,705

Distributors 0.0%
Jardine Cycle & Carriage Ltd.	16,604	116,934

Diversified Financial Services 0.1%(b)
Singapore Exchange Ltd.	144,900	485,736

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,360,003	2,361,270

Food & Staples Retailing 0.0%
Olam International Ltd.	205,500	164,861

Food Products 0.0%
Golden Agri-Resources Ltd.	859,000	171,769
Wilmar International Ltd.	142,158	267,410

		439,179

Health Care Providers & Services 0.0%
Parkway Holdings Ltd.	210,646	158,946

Industrial Conglomerates 0.1%
Fraser and Neave Ltd.	167,369	313,958
Keppel Corp. Ltd.	214,000	563,609
SembCorp Industries Ltd.	138,243	205,564

		1,083,131

Machinery 0.0%
Cosco Corp. Singapore Ltd.(b)	164,066	83,628
SembCorp Marine Ltd.	151,200	154,999

		238,627

Marine 0.0%
Neptune Orient Lines Ltd.	42,800	31,216

Media 0.1%
Singapore Press Holdings Ltd.	278,500	514,258

Real Estate Investment Trusts 0.0%
Ascendas Real Estate Investment Trust	85,600	80,895
CapitaMall Trust	202,000	209,511

		290,406

Real Estate Management & Development 0.1%
CapitaLand Ltd.	292,897	453,689
City Developments Ltd.	94,099	346,503
UOL Group Ltd.	134,120	171,093

		971,285

Road & Rail 0.0%
ComfortDelgro Corp. Ltd.	280,620	267,548

		12,881,634

SPAIN 4.2%
Airline 0.0%
Iberia Lineas Aereas de Espana	92,810	213,810

Biotechnology 0.0%
Grifols SA	22,670	397,197

Commercial Banks 1.6%
Banco Bilbao Vizcaya Argentaria SA	594,729	5,544,911
Banco de Sabadell SA(b)	156,812	785,144
Banco de Valencia SA	27,899	277,387
Banco Popular Espanol SA (b)	134,966	924,704
Banco Santander	1,346,913	10,897,661
Banco Santander SA	19,349	153,874
Bankinter SA (b)	43,964	379,641

		18,963,322

Construction & Engineering 0.2%(b)
ACS Actividades de Construccion y Servicios SA	31,523	1,264,616
Fomento de Construcciones y Contratas SA	7,593	197,874
Grupo Ferrovial SA	10,827	287,084
Sacyr Vallehermoso SA	13,066	111,413

		1,860,987

Diversified Financial Services 0.0%
Criteria Caixacorp SA	143,853	498,827

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Diversified Telecommunication Services 1.1%
Telefonica SA	707,621	12,543,305

Electric Utilities 0.6%
Acciona SA	4,892	550,952
Iberdrola SA	583,372	4,516,422
Red Electrica Corp. SA	18,495	759,571
Union Fenosa SA	62,433	1,404,789

		7,231,734

Electrical Equipment 0.1%
Gamesa Corp. Tecnologica SA	31,192	522,312

Independent Power Producers & Energy Traders 0.1%
EDP Renovaveis SA*	37,892	280,310
Iberdrola Renovables SA*	144,489	583,785

		864,095

Information Technology Services 0.0%
Indra Sistemas SA	19,239	386,534

Insurance 0.0%
Mapfre SA	117,556	331,248

Machinery 0.0%(b)
Zardoya Otis SA	17,795	317,740

Media 0.0%
Gestevision Telecinco SA	10,642	91,283

Metals & Mining 0.0%
Acerinox SA	28,129	366,395

Natural Gas Utility 0.1%
Enagas	30,635	531,019
Gas Natural SDG SA	19,154	459,900

		990,919

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	122,198	2,182,079

Specialty Retail 0.1%
Inditex SA	37,260	1,417,832

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	45,855	741,329
Cintra Concesiones de Infraestructuras de Transporte SA	45,283	224,090

		965,419

		50,145,038

SWEDEN 1.8%
Building Products 0.0%
Assa Abloy AB, Class B	50,048	500,847

Commercial Banks 0.3%
Nordea Bank AB	337,249	1,784,309
Skandinaviska Enskilda Banken AB, Class A(b)	74,179	315,765
Svenska Handelsbanken AB, A Shares	74,782	815,755
Swedbank AB, A Shares(b)	57,800	202,725

		3,118,554

Commercial Services & Supplies 0.0%
Securitas AB, B Shares	52,085	417,754

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	488,124	3,843,306

Construction & Engineering 0.0%
Skanska AB, B Shares	62,056	528,781

Diversified Financial Services 0.1%
Investor AB, B Shares	74,800	867,334

Diversified Telecommunication Services 0.2%
Tele2 AB, B Shares	48,699	392,744
TeliaSonera AB	358,999	1,575,268

		1,968,012

Health Care Equipment & Supplies 0.0%
Getinge AB, B Shares	33,471	445,022

Household Durables 0.0%(b)
Electrolux AB, Series B	40,755	293,604
Husqvarna AB, B Shares	46,443	193,640

		487,244

Machinery 0.4%
Alfa Laval AB	60,864	424,556
Atlas Copco AB, A Shares	108,963	731,010
Atlas Copco AB, B Shares	67,264	399,503
Sandvik AB	162,195	828,119
Scania AB, B Shares	62,282	500,429
SKF AB, B Shares	64,502	539,194
Volvo AB, A Shares	62,102	253,046
Volvo AB, B Shares	176,334	703,421

		4,379,278

Media 0.0%
Modern Times Group AB, B Shares	8,062	137,322

Metals & Mining 0.0%
Ssab Svenskt Stal AB, Series A	28,902	203,049
Ssab Svenskt Stal AB, Series B	8,917	58,619

		261,668

Oil, Gas & Consumable Fuels 0.0%
Lundin Petroleum AB*	32,091	158,030

Paper & Forest Products 0.1%
Holmen AB, Class B	7,619	155,847
Svenska Cellulosa AB, Class B	93,791	732,238

		888,085

Specialty Retail 0.3%
Hennes & Mauritz AB, B Shares	82,540	3,186,997

Tobacco 0.1%
Swedish Match AB	45,828	618,646

		21,806,880

SWITZERLAND 8.2%
Biotechnology 0.1%(b)
Actelion Ltd.*	16,864	915,471

Building Products 0.1%
Geberit AG	6,992	676,956

Capital Markets 1.0%
Credit Suisse Group AG	182,309	4,654,409
EFG International AG	6,184	75,027
Julius Baer Holding AG	36,037	1,069,062
UBS AG*	500,278	6,275,804

		12,074,302

Chemicals 0.3%
Givaudan SA	1,118	757,524
Syngenta AG	16,533	3,198,419

		3,955,943

Computers & Peripherals 0.0%
Logitech International SA*	29,434	285,379

Construction Materials 0.1%
Holcim Ltd.	34,526	1,392,506

Diversified Financial Services 0.0%
Pargesa Holding SA	4,636	297,921

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Diversified Telecommunication Services 0.1%
Swisscom AG	4,109	1,291,898

Electric Utility 0.0%
BKW FMB Energie AG	1,904	163,342

Electrical Equipment 0.4%
ABB Ltd.	375,412	4,876,648

Food Products 2.0%
Aryzta AG*	14,400	359,566
Lindt & Spruengli AG	100	163,078
Lindt & Spruengli AG	16	307,973
Nestle SA	653,275	22,584,520

		23,415,137

Health Care Equipment & Supplies 0.1%
Nobel Biocare Holding AG	20,382	312,657
Sonova Holding AG	8,966	432,130
Straumann Holding AG(b)	1,000	153,149

		897,936

Insurance 0.5%
Baloise Holding AG	8,397	521,122
Swiss Life Holding AG	5,803	314,857
Swiss Reinsurance	57,169	1,517,273
Zurich Financial Services AG	24,242	4,372,626

		6,725,878

Life Sciences Tools & Services 0.1%
Lonza Group AG	8,502	776,088

Machinery 0.1%
OC Oerlikon Corp. AG*(b)	1,126	38,535
Schindler Holding AG	8,332	375,018
Sulzer AG	5,209	259,036

		672,589

Marine 0.0%
Kuehne + Nagel International AG	9,250	508,935

Metals & Mining 0.1%
Xstrata PLC	104,713	855,397

Pharmaceuticals 2.8%
Novartis AG	405,841	16,681,960
Roche Holding AG	119,839	16,829,368

		33,511,328

Professional Services 0.1%
Adecco SA	21,031	706,276
SGS SA	802	848,641

		1,554,917

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	116,561	601,957

Textiles, Apparel & Luxury Goods 0.2%
Compagnie Financiere Richemont SA	89,129	1,306,764
Swatch Group AG — Chi — X Europe Exchange	5,183	577,398
Swatch Group AG — Swiss Exchange	6,449	143,181

		2,027,343

		97,477,871

UNITED KINGDOM 17.6%
Aerospace & Defense 0.5%
BAE Systems PLC	583,356	3,385,414
Cobham PLC	198,852	613,355
Meggitt PLC	134,757	268,760
Rolls-Royce Group PLC	303,353	1,447,910

		5,715,439

Airline 0.0%
British Airways PLC	90,070	155,383

Auto Components 0.0%
GKN PLC	121,913	148,648

Beverages 0.7%
Diageo PLC	416,364	5,585,820
SABMiller PLC	148,506	2,425,490

		8,011,310

Capital Markets 0.1%
3i Group PLC	67,961	222,543
ICAP PLC	84,272	286,196
Investec PLC	51,267	184,688
Man Group PLC	282,076	837,359
Schroders PLC	14,441	158,850

		1,689,636

Chemicals 0.0%
Johnson Matthey PLC	36,641	513,859

Commercial Banks 2.1%
Barclays PLC	1,346,333	1,980,461
HSBC Holdings PLC	1,993,777	15,467,177
Lloyds Banking Group PLC	1,678,996	2,186,940
Royal Bank of Scotland Group PLC	2,927,891	921,658
Standard Chartered PLC	312,953	3,953,848

		24,510,084

Commercial Services & Supplies 0.1%
G4S PLC	209,444	578,229
Serco Group PLC	80,793	511,570

		1,089,799

Construction & Engineering 0.0%
Balfour Beatty PLC	82,042	437,898

Containers & Packaging 0.0%
Rexam PLC	108,877	488,875

Diversified Financial Services 0.0%
London Stock Exchange Group PLC	30,384	209,871

Diversified Telecommunication Services 0.2%
BT Group PLC	1,281,121	1,940,085
Cable & Wireless PLC	416,064	942,314

		2,882,399

Electric Utility 0.2%
Scottish & Southern Energy PLC	144,725	2,488,177

Energy Equipment & Services 0.0%
AMEC PLC	54,746	445,067

Food & Staples Retailing 0.8%
J Sainsbury PLC	170,226	816,929
Tesco PLC	1,299,892	6,717,013
WM Morrison Supermarkets PLC	396,419	1,548,258

		9,082,200

Food Products 0.6%
Associated British Foods PLC	58,885	563,452
Cadbury PLC	224,685	1,803,295
Tate & Lyle PLC	81,699	391,759
Unilever PLC	212,297	4,656,434

		7,414,940

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	146,367	1,060,837

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	26,358	480,099
Compass Group PLC	305,395	1,511,089
Intercontinental Hotels Group PLC	41,751	314,028
Ladbrokes PLC	119,578	311,998
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Thomas Cook Group PLC	76,717	211,407
TUI Travel PLC	93,102	301,057
Whitbread PLC	28,034	331,073

		3,460,751

Household Durables 0.0%
Berkeley Group Holdings PLC*	8,142	92,851

Household Products 0.3%
Reckitt Benckiser Group PLC	99,261	3,822,291

Independent Power Producers & Energy Traders 0.1%
Drax Group PLC	55,054	442,387
International Power PLC	249,972	980,283

		1,422,670

Industrial Conglomerates 0.1%
Smiths Group PLC	64,267	793,883
Tomkins PLC	151,866	258,701

		1,052,584

Information Technology Services 0.0%
Logica PLC	236,462	223,865

Insurance 0.7%
Admiral Group PLC	24,949	323,451
Aviva PLC	439,867	1,986,899
Friends Provident PLC	363,418	433,522
Legal & General Group PLC	981,183	872,814
Old Mutual PLC	829,028	624,483
Prudential PLC	412,309	1,981,628
RSA Insurance Group PLC	548,490	1,040,660
Standard Life PLC	360,491	1,146,995

		8,410,452

Internet & Catalog Retail 0.0%
Home Retail Group PLC	143,369	425,100

Machinery 0.0%
IMI PLC	43,571	168,488
Invensys PLC*	126,108	280,988

		449,476

Media 0.4%
British Sky Broadcasting Group PLC	187,776	1,342,830
Daily Mail & General Trust, Class A	34,990	132,797
ITV PLC	560,647	222,164
Pearson PLC	133,951	1,278,716
Reed Elsevier PLC	182,504	1,370,311
Thomson Reuters PLC	29,899	601,048
United Business Media Ltd.	48,671	339,238

		5,287,104

Metals & Mining 1.3%
Anglo American PLC	218,328	3,926,873
Antofagasta PLC	65,441	393,455
BHP Billiton PLC	365,104	6,102,025
Eurasian Natural Resources Corp.	52,685	240,880
Kazakhmys PLC	32,271	102,917
Lonmin PLC	24,393	302,867
Rio Tinto PLC	165,105	3,547,607
Vedanta Resources PLC	22,688	179,260

		14,795,884

Multi-Utility 0.7%
Centrica PLC	844,194	3,140,499
National Grid PLC	405,005	3,779,240
United Utilities Group PLC	112,898	881,564

		7,801,303

Multiline Retail 0.1%
Marks & Spencer Group PLC	261,084	868,099
Next PLC	32,194	546,623

		1,414,722

Oil, Gas & Consumable Fuels 2.7%
BG Group PLC	553,514	7,588,021
BP PLC	3,101,505	21,962,127
Cairn Energy PLC*	21,729	569,481
Tullow Oil PLC	130,668	1,303,058

		31,422,687

Pharmaceuticals 2.2%
AstraZeneca PLC	240,084	9,250,245
GlaxoSmithKline PLC	865,265	15,258,629
Shire PLC	92,709	1,352,205

		25,861,079

Professional Services 0.1%
Capita Group PLC (The)	102,065	1,026,089
Hays PLC	248,348	269,835

		1,295,924

Real Estate Investment Trusts 0.2%
British Land Co. PLC	84,760	553,123
Hammerson PLC	47,166	276,156
Land Securities Group PLC	77,042	767,575
Liberty International PLC	40,859	219,518
Segro PLC	74,031	170,876

		1,987,248

Road & Rail 0.1%
Firstgroup PLC	81,880	321,755
National Express Group PLC	26,931	126,667
Stagecoach Group PLC	68,356	119,654

		568,076

Software 0.1%
Sage Group PLC (The)	212,829	555,039

Specialty Retail 0.1%
Carphone Warehouse Group PLC	53,270	77,643
Kingfisher PLC	391,195	782,824

		860,467

Textiles, Apparel & Luxury Goods 0.0%
Burberry Group PLC	78,375	285,649

Tobacco 1.1%
British American Tobacco PLC	313,420	8,592,757
Imperial Tobacco Group PLC	168,131	4,596,835

		13,189,592

Trading Companies & Distributors 0.1%
Bunzl PLC	59,826	489,238
Wolseley PLC	107,434	266,283

		755,521

Water Utility 0.1%
Severn Trent PLC	39,056	615,677

Wireless Telecommunication Services 1.4%
Vodafone Group PLC	8,729,456	16,211,240

		208,611,674

UNITED STATES 0.1%
Health Care Equipment & Supplies 0.1%
Synthes, Inc.	10,135	1,221,152

Total Common Stocks (cost $1,668,450,206)		1,150,668,559

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide International Index Fund

		Market
	Shares	Value
Preferred Stocks 0.3%(a)
GERMANY 0.3%
Automobiles 0.1%
Bayerische Motoren Werke AG	8,063	132,078
Porsche Automobil Holding SE*	14,941	879,338
Volkswagen AG	17,965	883,803

		1,895,219

Health Care Equipment & Supplies 0.1%
Fresenius SE	13,768	760,647

Household Products 0.1%
Henkel AG & Co. KGaA	31,816	822,263

Multi-Utility 0.0%
RWE AG	6,674	440,544

		3,918,673

ITALY 0.0%
Insurance 0.0%
Unipol Gruppo Finanziario SpA	104,302	109,007

Total Preferred Stocks (cost $6,030,421)		4,027,680

Exchange Traded Fund 0.1%
UNITED STATES 0.1%
iShares MSCI EAFE Index Fund	48,360	1,871,532

Rights 0.0%(a)
AUSTRALIA 0.0%
Food & Staples Retailing 0.0%
Wesfarmers Ltd., expiring 2/24/09	11,468	14,423
Wesfarmers Ltd., expiring 2/24/09	45,854	59,709

		74,132

BELGIUM 0.0%
Beverages 0.0%
Anheuser-Busch InBev NV, expiring 12/31/49	47,992	246

Diversified Financial Services 0.0%(b)
Fortis, expiring 7/2/14	368,527	0

		246

SINGAPORE 0.0%
Real Estate Investment Trusts 0.0%
Ascendas REIT, Class A, expiring 2/12/09	5,706	1,134

Total Rights (cost $—)		75,512

Warrants 0.0%(a)
JAPAN 0.0%
Metals & Mining 0.0%
Dowa Holdings Co. Ltd., expiring 01/29/10	67,800	0

Total Warrants (cost $—)		0

	Principal	Market
	Amount	Value
Repurchase Agreements 3.1%
Morgan Stanley, 0.27%, dated 01/30/09, due 02/02/09, repurchase price $24,752,234, collateralized by U.S. Government Agency Mortgages ranging 3.28% — 6.62%, maturing 01/01/14 — 10/01/47; total market value of $25,246,711(c)	$24,751,677	24,751,677
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $11,069,556, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $11,290,712	11,069,325	11,069,325

Total Repurchase Agreements (cost $36,365,278)		35,821,002

Total Investments (cost $1,713,526,573) (d) — 100.7%		1,192,464,285

Liabilities in excess of other assets — (0.7)%		(8,160,793)

NET ASSETS — 100.0%		$1,184,303,492

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a partial position of this security is on loan at January 31, 2009. The total value of securities on loan at January 31, 2009 was $23,925,235.

(c)	The security was purchased with cash collateral held from securities on loan (See Notes to Statements of Investments). The total value of this security as of January 31, 2009 was $24,751,677.

(d)	See Notes to Statements of Investments for tax unrealized appreciation / (depreciation) of securities.

AB	Stock Company

AE	Limited company

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Limited partnership with shares

FDR	Fiduciary Depositary Receipts

KGaA	Limited partnership with shares

KK	Joint Stock Company

Ltd	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Co.

PPS	Price Protected Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SC	Partnership with full liability

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SDR	Swedish Depositary Receipts

SGPS	Holding Enterprise

SpA	Limited share company
At January 31, 2009, the Fund’s open futures contracts were as follows:

				Market Value	Net Unrealized
	Number of			Covered by	Appreciation/
	Contracts	Long Contracts*	Expiration	Contracts	(Depreciation)

Australia	38	SPI 200 Index	03/19/09	$2,107,812	$(56,443)
Europe	4	CAC40 10 Euro	03/20/09	152,241	(14,994)
Europe	2	DAX Index	03/31/09	277,835	(28,770)
Europe	191	DJ Euro STOXX 50	03/20/09	5,450,296	(556,078)
Europe	2	S&P/MIB IDEM Index	03/31/09	229,693	(21,425)
Hong Kong	1	Hang Seng Index	02/27/09	85,208	5,136
Japan	118	Topix Index	03/30/09	10,378,535	(392,565)
Sweden	165	OMXS30 Index	02/20/09	1,211,276	36,269
United Kingdom	131	FTSE 100 Index	03/20/09	7,790,184	(409,914)

				$27,683,080	$(1,438,784)

*	Cash pledged as collateral.
At January 31, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Net Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australia Dollar	02/12/09	(2,120,500)	$(1,393,487)	$(1,345,737)	$47,750
British Pound	02/12/09	(1,425,100)	(2,083,394)	(2,064,578)	18,816
Euro	02/12/09	(2,237,400)	(2,960,543)	(2,863,799)	96,744
Swiss Franc	02/12/09	(238,400)	(201,902)	(205,642)	(3,740)
Japanese Yen	02/12/09	(142,819,200)	(1,552,580)	(1,590,398)	(37,818)

Total Short Contracts			$(8,191,906)	$(8,070,154)	$121,752

Long Contracts:
Australia Dollar	02/12/09	3,958,600	$2,590,631	$2,512,255	$(78,376)
British Pound	02/12/09	4,485,000	6,775,386	6,497,533	(277,853)
Euro	02/12/09	6,264,500	8,055,000	8,018,355	(36,645)
Swiss Franc	02/12/09	474,400	413,196	409,214	(3,982)
Hong Kong Dollar	02/12/09	570,000	73,469	73,514	45
Japanese Yen	02/12/09	598,204,200	6,390,616	6,661,449	270,833
Swedish Krone	02/12/09	1,414,000	172,572	169,092	(3,480)

Total Long Contracts			$24,470,870	$24,341,412	$(129,458)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide S&P 500 Index Fund

		Market
	Shares	Value
Common Stocks 97.7%
Aerospace & Defense 2.9%
Boeing Co.	153,671	$6,501,820
General Dynamics Corp.	81,762	4,638,358
Goodrich Corp.	25,851	999,400
Honeywell International, Inc.	152,269	4,995,946
L-3 Communications Holdings, Inc.	25,038	1,978,503
Lockheed Martin Corp.	69,822	5,728,197
Northrop Grumman Corp.	68,576	3,299,877
Precision Castparts Corp.	29,200	1,896,540
Raytheon Co.	86,787	4,393,158
Rockwell Collins, Inc.	33,241	1,252,521
United Technologies Corp.	199,256	9,562,295

		45,246,615

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	35,500	1,632,290
Expeditors International of Washington, Inc.	44,500	1,237,545
FedEx Corp.	65,302	3,326,484
United Parcel Service, Inc., Class B	208,616	8,864,094

		15,060,413

Airline 0.1%
Southwest Airlines Co.	155,176	1,090,887

Auto Components 0.1%
Goodyear Tire & Rubber Co. (The) *	50,921	314,182
Johnson Controls, Inc.	124,658	1,559,472

		1,873,654

Automobiles 0.1%
Ford Motor Co. *	501,300	937,431
General Motors Corp.	128,356	386,351
Harley-Davidson, Inc.	48,927	595,931

		1,919,713

Beverages 2.5%
Brown-Forman Corp., Class B	21,163	961,012
Coca-Cola Co. (The)	417,117	17,819,238
Coca-Cola Enterprises, Inc.	66,557	747,435
Constellation Brands, Inc., Class A *	40,900	593,868
Dr. Pepper Snapple Group, Inc. *	53,300	876,785
Molson Coors Brewing Co., Class B	31,240	1,258,035
Pepsi Bottling Group, Inc.	28,421	548,241
PepsiCo, Inc.	325,574	16,353,582

		39,158,196

Biotechnology 2.3%
Amgen, Inc. *	222,148	12,184,818
Biogen Idec, Inc. *	61,172	2,976,018
Celgene Corp. *	96,100	5,088,495
Cephalon, Inc. *	14,400	1,111,392
Genzyme Corp. *	56,751	3,911,279
Gilead Sciences, Inc. *	192,800	9,788,456

		35,060,458

Building Products 0.0%
Masco Corp.	75,527	590,621

Capital Markets 2.1%
American Capital Ltd.	43,700	124,982
Ameriprise Financial, Inc.	45,451	915,837
Bank of New York Mellon Corp. (The)	240,611	6,193,327
Charles Schwab Corp. (The)	196,187	2,666,181
E*Trade Financial Corp. *	123,122	140,359
Federated Investors, Inc., Class B	18,611	363,287
Franklin Resources, Inc.	31,771	1,538,352
Goldman Sachs Group, Inc. (The)	92,712	7,484,640
Invesco Ltd.	80,800	952,632
Janus Capital Group, Inc.	29,231	153,463
Legg Mason, Inc.	29,800	478,588
Morgan Stanley	222,642	4,504,048
Northern Trust Corp.	46,736	2,688,255
State Street Corp.	90,577	2,107,727
T. Rowe Price Group, Inc.	54,182	1,494,339

		31,806,017

Chemicals 1.8%
Air Products & Chemicals, Inc.	43,966	2,211,490
CF Industries Holdings, Inc.	11,900	559,300
Dow Chemical Co. (The)	193,690	2,244,867
E.I. Du Pont de Nemours & Co.	189,250	4,345,180
Eastman Chemical Co.	15,260	395,997
Ecolab, Inc.	35,511	1,205,953
International Flavors & Fragrances, Inc.	14,840	424,721
Monsanto Co.	114,880	8,737,773
PPG Industries, Inc.	34,506	1,296,735
Praxair, Inc.	64,632	4,023,988
Rohm & Haas Co.	25,277	1,395,038
Sigma-Aldrich Corp.	26,350	950,708

		27,791,750

Commercial Banks 2.1%
BB&T Corp.	115,873	2,293,127
Comerica, Inc.	31,726	528,555
Fifth Third Bancorp	121,304	289,917
First Horizon National Corp. *	43,201	411,274
Huntington Bancshares, Inc.	77,120	222,106
KeyCorp	104,072	757,644
M&T Bank Corp.	16,261	632,715
Marshall & Ilsley Corp.	54,666	312,143
PNC Financial Services Group, Inc.	89,756	2,918,864
Regions Financial Corp.	145,285	502,686
SunTrust Banks, Inc.	74,326	911,237
U.S. Bancorp	367,903	5,459,680
Wells Fargo & Co.	884,636	16,719,613
Zions Bancorp	24,220	361,362

		32,320,923

Commercial Services & Supplies 0.6%
Avery Dennison Corp.	19,816	480,142
Cintas Corp.	27,601	627,923
Iron Mountain, Inc. *	37,700	771,342
Pitney Bowes, Inc.	43,296	963,769
Republic Services, Inc.	67,399	1,742,938
RR Donnelley & Sons Co.	43,106	420,715
Stericycle, Inc. *	18,000	880,560
Waste Management, Inc.	102,913	3,209,856

		9,097,245

Communications Equipment 2.5%
Ciena Corp. *	19,158	119,546
Cisco Systems, Inc. *	1,227,309	18,372,816
Corning, Inc.	325,922	3,295,071
Harris Corp.	28,300	1,225,107
JDS Uniphase Corp. *	44,194	160,424
Juniper Networks, Inc. *	110,700	1,567,512
Motorola, Inc.	475,428	2,106,146
QUALCOMM, Inc.	347,078	11,991,545
Tellabs, Inc. *	81,752	337,636

		39,175,803

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide S&P 500 Index Fund

		Market
	Shares	Value
Computers & Peripherals 4.7%
Apple, Inc. *	186,374	16,797,889
Dell, Inc. *	362,858	3,447,151
EMC Corp. *	427,887	4,723,872
Hewlett-Packard Co.	513,390	17,840,302
International Business Machines Corp.	281,610	25,809,556
Lexmark International, Inc., Class A *	17,901	423,896
NetApp, Inc. *	69,284	1,027,482
QLogic Corp. *	27,290	308,923
SanDisk Corp. *	47,500	542,925
Seagate Technology *(a)	5,600	0
Sun Microsystems, Inc. *	155,220	645,715
Teradata Corp. *	36,300	476,619

		72,044,330

Construction & Engineering 0.2%
Fluor Corp.	38,070	1,480,923
Jacobs Engineering Group, Inc. *	25,800	997,686

		2,478,609

Construction Materials 0.1%
Vulcan Materials Co.	23,076	1,141,339

Consumer Finance 0.5%
American Express Co.	243,157	4,068,017
Capital One Financial Corp.	82,186	1,301,826
Discover Financial Services	100,721	720,155
SLM Corp. *	98,022	1,122,352

		7,212,350

Containers & Packaging 0.2%
Ball Corp.	20,030	767,950
Bemis Co., Inc.	20,996	473,880
Owens-Illinois, Inc. *	35,100	666,900
Pactiv Corp. *	27,636	597,490
Sealed Air Corp.	30,294	410,484

		2,916,704

Distributors 0.1%
Genuine Parts Co.	33,516	1,073,182

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	22,326	1,818,676
H&R Block, Inc.	71,072	1,473,323

		3,291,999

Diversified Financial Services 2.6%
Bank of America Corp.	1,340,248	8,818,834
CIT Group, Inc.	76,000	212,040
Citigroup, Inc.	1,142,588	4,056,187
CME Group, Inc.	14,048	2,443,088
IntercontinentalExchange, Inc. *	15,200	865,336
JPMorgan Chase & Co.	782,409	19,959,254
Leucadia National Corp. *	34,400	547,648
Moody’s Corp.	40,802	873,979
Nasdaq OMX Group, Inc. (The) *	28,600	624,052
NYSE Euronext	55,600	1,223,200

		39,623,618

Diversified Telecommunication Services 3.4%
AT&T, Inc.	1,235,213	30,410,944
CenturyTel, Inc.	21,176	574,717
Embarq Corp.	28,635	1,022,842
Frontier Communications Corp.	64,936	526,631
Qwest Communications International, Inc.	307,530	990,247
Verizon Communications, Inc.	595,480	17,786,987
Windstream Corp.	84,082	729,832

		52,042,200

Electric Utilities 2.6%
Allegheny Energy, Inc.	35,496	1,179,887
American Electric Power Co., Inc.	84,697	2,655,251
Duke Energy Corp.	265,381	4,020,522
Edison International	68,332	2,225,573
Entergy Corp.	39,676	3,029,659
Exelon Corp.	137,898	7,476,829
FirstEnergy Corp.	63,900	3,194,361
FPL Group, Inc.	85,732	4,419,485
Pepco Holdings, Inc.	40,700	724,867
Pinnacle West Capital Corp.	21,925	733,830
PPL Corp.	78,662	2,411,777
Progress Energy, Inc.	58,251	2,255,479
Southern Co.	162,449	5,433,919

		39,761,439

Electrical Equipment 0.4%
Cooper Industries Ltd., Class A	36,360	978,447
Emerson Electric Co.	160,864	5,260,253
Rockwell Automation, Inc.	29,676	772,763

		7,011,463

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	73,476	1,328,446
Amphenol Corp., Class A	36,900	964,935
FLIR Systems, Inc. *	29,200	729,124
Jabil Circuit, Inc.	36,641	213,250
Molex, Inc.	27,821	371,967
Tyco Electronics Ltd.	95,975	1,359,006

		4,966,728

Energy Equipment & Services 1.7%
Baker Hughes, Inc.	64,547	2,150,706
BJ Services Co.	61,292	674,212
Cameron International Corp. *	46,100	1,067,676
ENSCO International, Inc.	29,800	815,328
Halliburton Co.	187,424	3,233,064
Nabors Industries Ltd. *	59,754	654,306
National Oilwell Varco, Inc. *	87,488	2,313,183
Noble Corp.	55,362	1,503,078
Rowan Cos., Inc.	23,786	301,131
Schlumberger Ltd.	250,736	10,232,536
Smith International, Inc.	45,900	1,041,930
Weatherford International Ltd. *	142,900	1,576,187

		25,563,337

Food & Staples Retailing 3.2%
Costco Wholesale Corp.	90,557	4,077,782
CVS Caremark Corp.	301,099	8,093,541
Kroger Co. (The)	136,809	3,078,202
Safeway, Inc.	89,982	1,928,314
SUPERVALU, Inc.	44,479	780,162
SYSCO Corp.	125,633	2,800,360
Wal-Mart Stores, Inc.	468,682	22,084,296
Walgreen Co.	207,525	5,688,260
Whole Foods Market, Inc. *	29,900	306,475

		48,837,392

Food Products 1.9%
Archer-Daniels-Midland Co.	134,543	3,683,787
Campbell Soup Co.	43,232	1,312,956
ConAgra Foods, Inc.	93,828	1,604,459
Dean Foods Co. *	32,300	624,682
General Mills, Inc.	70,062	4,144,167
H.J. Heinz Co.	65,957	2,407,431
Hershey Co. (The)	34,722	1,294,436
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide S&P 500 Index Fund

		Market
	Shares	Value
J.M. Smucker Co. (The)	24,900	1,124,235
Kellogg Co.	52,842	2,308,667
Kraft Foods, Inc., Class A	307,967	8,638,474
McCormick & Co., Inc., Non-Voting Shares	24,546	786,454
Sara Lee Corp.	148,299	1,487,439
Tyson Foods, Inc., Class A	63,500	561,975

		29,979,162

Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	130,073	7,628,781
Becton, Dickinson & Co.	50,986	3,705,153
Boston Scientific Corp. *	315,018	2,794,210
C.R. Bard, Inc.	20,786	1,778,658
Covidien Ltd.	105,575	4,047,746
DENTSPLY International, Inc.	31,300	842,283
Hospira, Inc. *	31,046	773,045
Intuitive Surgical, Inc. *	8,212	847,725
Medtronic, Inc.	234,406	7,850,257
St. Jude Medical, Inc. *	72,222	2,626,714
Stryker Corp.	50,777	2,144,820
Varian Medical Systems, Inc. *	26,100	969,093
Zimmer Holdings, Inc. *	47,146	1,716,114

		37,724,599

Health Care Providers & Services 2.3%
Aetna, Inc.	96,684	2,997,204
AmerisourceBergen Corp.	32,752	1,189,553
Cardinal Health, Inc.	75,397	2,838,697
CIGNA Corp.	57,683	1,001,377
Coventry Health Care, Inc. *	30,100	455,413
DaVita, Inc. *	21,800	1,024,600
Express Scripts, Inc. *	51,940	2,792,295
Humana, Inc. *	35,361	1,341,243
Laboratory Corp. of America Holdings *	22,700	1,343,840
McKesson Corp.	57,847	2,556,837
Medco Health Solutions, Inc. *	104,452	4,693,028
Patterson Cos., Inc. *	20,600	378,834
Quest Diagnostics, Inc.	33,272	1,641,973
Tenet Healthcare Corp. *	85,987	92,006
UnitedHealth Group, Inc.	253,218	7,173,666
WellPoint, Inc. *	106,702	4,422,798

		35,943,364

Health Care Technology 0.0%
IMS Health, Inc.	36,074	523,794

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	91,663	1,667,350
Darden Restaurants, Inc.	29,176	764,995
International Game Technology	61,832	655,419
Marriott International, Inc., Class A	61,562	1,004,076
McDonald’s Corp.	233,641	13,555,851
Starbucks Corp. *	154,324	1,456,819
Starwood Hotels & Resorts Worldwide, Inc.	38,424	580,971
Wyndham Worldwide Corp.	36,929	226,375
Wynn Resorts Ltd. *	12,900	388,032
Yum! Brands, Inc.	97,062	2,777,914

		23,077,802

Household Durables 0.3%
Black & Decker Corp.	12,665	366,145
Centex Corp.	26,181	222,800
D.R. Horton, Inc.	58,000	345,680
Fortune Brands, Inc.	31,486	1,007,552
Harman International Industries, Inc.	11,700	188,253
KB Home	16,030	171,040
Leggett & Platt, Inc.	33,501	418,428
Lennar Corp., Class A	29,867	229,677
Newell Rubbermaid, Inc.	58,242	470,596
Pulte Homes, Inc.	44,882	455,552
Snap-on, Inc.	10,870	328,057
Stanley Works (The)	16,580	518,291
Whirlpool Corp.	15,417	515,390

		5,237,461

Household Products 3.0%
Clorox Co.	29,086	1,458,663
Colgate-Palmolive Co.	105,808	6,881,752
Kimberly-Clark Corp.	86,787	4,466,927
Procter & Gamble Co.	625,803	34,106,264

		46,913,606

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The) *	141,193	1,116,837
Constellation Energy Group, Inc.	40,286	1,059,522
Dynegy, Inc., Class A *	107,303	226,409

		2,402,768

Industrial Conglomerates 2.4%
3M Co.	145,289	7,815,095
General Electric Co.	2,201,632	26,705,796
Textron, Inc.	50,592	456,846
Tyco International Ltd.	99,175	2,084,659

		37,062,396

Information Technology Services 1.0%
Affiliated Computer Services, Inc., Class A *	20,441	937,424
Automatic Data Processing, Inc.	106,478	3,868,346
Cognizant Technology Solutions Corp., Class A *	61,100	1,144,403
Computer Sciences Corp. *	31,781	1,170,812
Convergys Corp. *	25,382	191,126
Fidelity National Information Services, Inc.	39,900	634,809
Fiserv, Inc. *	33,666	1,068,896
MasterCard, Inc., Class A	15,179	2,061,005
Paychex, Inc.	67,352	1,635,980
Total System Services, Inc.	38,600	488,676
Western Union Co. (The)	150,052	2,049,710

		15,251,187

Insurance 2.2%
Aflac, Inc.	97,713	2,267,919
Allstate Corp. (The)	112,414	2,436,011
American International Group, Inc.	564,466	722,517
Aon Corp.	56,627	2,098,030
Assurant, Inc.	24,700	652,080
Chubb Corp.	74,562	3,174,850
Cincinnati Financial Corp.	34,089	747,572
Genworth Financial, Inc., Class A *	91,400	212,048
Hartford Financial Services Group, Inc.	63,271	832,646
Lincoln National Corp.	53,656	811,815
Loews Corp.	73,713	1,798,597
Marsh & McLennan Cos., Inc.	107,793	2,083,639
MBIA, Inc. *	39,876	153,921
MetLife, Inc.	166,379	4,780,069
Principal Financial Group, Inc.	54,407	902,612
Progressive Corp. (The) *	141,700	1,721,655
Prudential Financial, Inc.	88,943	2,290,282
Torchmark Corp.	17,831	534,930
Travelers Cos., Inc. (The)	122,615	4,737,844
Unum Group	69,449	983,398
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide S&P 500 Index Fund

		Market
	Shares	Value
XL Capital Ltd., Class A	69,746	202,263

		34,144,698

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	67,400	3,964,468
Expedia, Inc. *	44,000	392,920

		4,357,388

Internet Software & Services 1.6%
Akamai Technologies, Inc. *	35,500	478,540
eBay, Inc. *	224,876	2,703,010
Google, Inc., Class A *	50,140	16,973,894
VeriSign, Inc. *	40,700	785,917
Yahoo!, Inc. *	290,948	3,412,820

		24,354,181

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	57,546	260,683
Hasbro, Inc.	26,521	639,952
Mattel, Inc.	75,223	1,067,414

		1,968,049

Life Sciences Tools & Services 0.4%
Life Technologies Corp. *	36,202	921,703
Millipore Corp. *	11,625	641,235
PerkinElmer, Inc.	24,796	312,925
Thermo Fisher Scientific, Inc. *	88,076	3,164,571
Waters Corp. *	20,671	747,670

		5,788,104

Machinery 1.5%
Caterpillar, Inc.	126,464	3,901,414
Cummins, Inc.	42,300	1,014,354
Danaher Corp.	53,647	3,000,477
Deere & Co.	89,492	3,108,952
Dover Corp.	39,056	1,104,504
Eaton Corp.	34,636	1,524,677
Flowserve Corp.	11,900	634,389
Illinois Tool Works, Inc.	82,594	2,697,520
Ingersoll-Rand Co. Ltd., Class A	66,868	1,083,930
ITT Corp.	38,060	1,723,357
Manitowoc Co., Inc. (The)	27,600	151,800
PACCAR, Inc.	76,091	2,008,042
Pall Corp.	24,791	646,301
Parker Hannifin Corp.	33,834	1,292,797

		23,892,514

Media 2.4%
CBS Corp., Class B, Non-Voting	142,837	817,028
Comcast Corp., Class A	603,762	8,845,113
DIRECTV Group, Inc. (The) *	114,500	2,507,550
Gannett Co., Inc.	48,076	277,398
Interpublic Group of Cos., Inc. *	100,278	333,926
McGraw-Hill Cos., Inc. (The)	66,002	1,451,384
Meredith Corp.	8,035	128,319
New York Times Co. (The), Class A	27,206	135,214
News Corp., Class A	482,200	3,081,258
Omnicom Group, Inc.	65,182	1,687,562
Scripps Networks Interactive, Inc., Class A	17,900	384,313
Time Warner, Inc.	752,143	7,017,494
Viacom, Inc., Class B *	128,737	1,898,871
Walt Disney Co. (The)	388,040	8,024,667
Washington Post Co. (The), Class B	1,243	485,466

		37,075,563

Metals & Mining 0.7%
AK Steel Holding Corp.	23,600	190,452
Alcoa, Inc.	167,926	1,308,144
Allegheny Technologies, Inc.	20,275	447,875
Freeport-McMoRan Copper & Gold, Inc. *	79,214	1,991,440
Newmont Mining Corp.	101,832	4,050,877
Nucor Corp.	65,860	2,686,429
Titanium Metals Corp.	18,000	126,900
United States Steel Corp.	24,431	733,663

		11,535,780

Multi-Utility 1.6%
Ameren Corp.	44,356	1,474,837
CenterPoint Energy, Inc.	72,342	967,936
CMS Energy Corp.	47,556	558,783
Consolidated Edison, Inc.	57,426	2,340,109
Dominion Resources, Inc.	121,888	4,288,020
DTE Energy Co.	34,191	1,179,590
Integrys Energy Group, Inc.	16,109	672,551
NiSource, Inc.	57,658	558,129
PG&E Corp.	75,672	2,926,236
Public Service Enterprise Group, Inc.	106,122	3,350,272
SCANA Corp.	24,700	846,963
Sempra Energy	51,081	2,239,391
TECO Energy, Inc.	45,481	546,227
Wisconsin Energy Corp.	24,600	1,096,668
Xcel Energy, Inc.	94,187	1,738,692

		24,784,404

Multiline Retail 0.7%
Big Lots, Inc. *	17,851	240,096
Family Dollar Stores, Inc.	29,306	813,828
J.C. Penney Co., Inc.	46,681	781,907
Kohl’s Corp. *	63,897	2,345,659
Macy’s, Inc.	88,252	789,855
Nordstrom, Inc.	33,492	425,013
Sears Holdings Corp. *	11,761	481,260
Target Corp.	157,790	4,923,048

		10,800,666

Natural Gas Utility 0.2%
Equitable Resources, Inc.	27,500	941,325
Nicor, Inc.	9,505	325,166
Questar Corp.	36,400	1,236,872

		2,503,363

Office Electronics 0.1%
Xerox Corp.	181,654	1,206,183

Oil, Gas & Consumable Fuels 12.1%
Anadarko Petroleum Corp.	96,276	3,537,180
Apache Corp.	70,124	5,259,300
Cabot Oil & Gas Corp.	21,700	596,533
Chesapeake Energy Corp.	113,400	1,792,854
Chevron Corp.	425,943	30,037,500
ConocoPhillips	312,556	14,855,787
CONSOL Energy, Inc.	38,000	1,035,880
Devon Energy Corp.	92,608	5,704,653
El Paso Corp.	147,213	1,204,202
EOG Resources, Inc.	52,382	3,549,928
Exxon Mobil Corp.	1,066,161	81,539,993
Hess Corp.	59,460	3,306,571
Marathon Oil Corp.	147,924	4,027,971
Massey Energy Co.	17,900	271,722
Murphy Oil Corp.	40,000	1,767,200
Noble Energy, Inc.	36,200	1,771,266
Occidental Petroleum Corp.	169,754	9,260,081
Peabody Energy Corp.	55,900	1,397,500
Pioneer Natural Resources Co.	24,700	361,608
Range Resources Corp.	32,600	1,168,384
Southwestern Energy Co. *	72,000	2,278,800
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide S&P 500 Index Fund

		Market
	Shares	Value
Spectra Energy Corp.	128,140	1,859,311
Sunoco, Inc.	24,520	1,135,766
Tesoro Corp.	29,100	501,393
Valero Energy Corp.	108,184	2,609,398
Williams Cos., Inc.	121,338	1,716,933
XTO Energy, Inc.	120,923	4,485,034

		187,032,748

Paper & Forest Products 0.2%
International Paper Co.	89,758	818,593
MeadWestvaco Corp.	34,247	398,635
Weyerhaeuser Co.	44,301	1,211,189

		2,428,417

Personal Products 0.2%
Avon Products, Inc.	89,417	1,828,578
Estee Lauder Cos., Inc. (The), Class A	24,300	637,875

		2,466,453

Pharmaceuticals 8.1%
Abbott Laboratories	325,263	18,032,581
Allergan, Inc.	64,532	2,459,960
Bristol-Myers Squibb Co.	415,040	8,886,006
Eli Lilly & Co.	209,791	7,724,504
Forest Laboratories, Inc. *	63,232	1,583,329
Johnson & Johnson	581,625	33,553,946
King Pharmaceuticals, Inc. *	51,823	452,933
Merck & Co., Inc.	443,176	12,652,675
Mylan, Inc. *	63,951	724,565
Pfizer, Inc.	1,413,434	20,607,868
Schering-Plough Corp.	340,827	5,984,922
Watson Pharmaceuticals, Inc. *	22,006	600,324
Wyeth	279,172	11,996,021

		125,259,634

Professional Services 0.1%
Dun & Bradstreet Corp.	11,300	858,800
Equifax, Inc.	26,551	656,341
Monster Worldwide, Inc. *	24,031	221,325
Robert Half International, Inc.	32,606	552,672

		2,289,138

Real Estate Investment Trusts 0.9%
Apartment Investment & Management Co., Class A	25,016	222,392
AvalonBay Communities, Inc.	16,200	839,322
Boston Properties, Inc.	25,400	1,099,820
Developers Diversified Realty Corp.	26,000	124,800
Equity Residential	57,111	1,366,666
HCP, Inc.	53,000	1,237,020
Health Care REIT, Inc.	22,200	839,382
Host Hotels & Resorts, Inc.	109,800	590,724
Kimco Realty Corp.	48,100	691,678
Plum Creek Timber Co., Inc.	35,061	1,078,827
ProLogis	55,751	558,068
Public Storage	26,300	1,627,181
Simon Property Group, Inc.	47,401	2,037,295
Vornado Realty Trust	28,800	1,463,328

		13,776,503

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	47,100	169,560

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	58,852	3,898,945
CSX Corp.	82,712	2,395,340
Norfolk Southern Corp.	77,637	2,978,155
Ryder System, Inc.	11,705	395,395
Union Pacific Corp.	106,232	4,651,899

		14,319,734

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc. *	128,242	280,850
Altera Corp.	62,482	960,973
Analog Devices, Inc.	61,157	1,221,917
Applied Materials, Inc.	281,419	2,636,896
Broadcom Corp., Class A *	93,196	1,477,157
Intel Corp.	1,165,938	15,040,600
KLA-Tencor Corp.	35,421	709,837
Linear Technology Corp.	46,567	1,090,599
LSI Corp. *	126,782	403,167
MEMC Electronic Materials, Inc. *	47,100	640,560
Microchip Technology, Inc.	38,200	724,654
Micron Technology, Inc. *	160,568	597,313
National Semiconductor Corp.	42,777	433,759
Novellus Systems, Inc. *	20,821	287,121
NVIDIA Corp. *	112,833	897,022
Teradyne, Inc. *	35,801	172,203
Texas Instruments, Inc.	271,859	4,064,292
Xilinx, Inc.	57,522	969,246

		32,608,166

Software 3.6%
Adobe Systems, Inc. *	111,342	2,150,014
Autodesk, Inc. *	47,462	785,971
BMC Software, Inc. *	39,356	996,887
C.A., Inc.	82,638	1,486,658
Citrix Systems, Inc. *	38,171	803,118
Compuware Corp. *	53,107	345,196
Electronic Arts, Inc. *	67,307	1,039,220
Intuit, Inc. *	67,162	1,521,219
McAfee, Inc. *	32,000	975,680
Microsoft Corp.	1,603,589	27,421,372
Novell, Inc. *	67,372	249,276
Oracle Corp. *	821,238	13,821,436
Salesforce.com, Inc. *	22,000	585,420
Symantec Corp. *	175,374	2,688,483

		54,869,950

Specialty Retail 1.7%
Abercrombie & Fitch Co., Class A	18,300	326,655
AutoNation, Inc. *	26,280	243,878
AutoZone, Inc. *	8,110	1,077,738
Bed Bath & Beyond, Inc. *	54,502	1,266,081
Best Buy Co., Inc.	70,815	1,984,236
GameStop Corp., Class A *	34,400	852,432
Gap, Inc. (The)	97,840	1,103,635
Home Depot, Inc.	355,467	7,653,205
Limited Brands, Inc.	59,328	469,878
Lowe’s Cos., Inc.	307,298	5,614,334
Office Depot, Inc. *	53,662	115,910
RadioShack Corp.	29,071	333,154
Sherwin-Williams Co. (The)	20,586	982,981
Staples, Inc.	149,672	2,385,772
Tiffany & Co.	25,886	537,135
TJX Cos., Inc.	87,368	1,696,687

		26,643,711

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	68,600	1,001,560
Jones Apparel Group, Inc.	19,891	68,823
Nike, Inc., Class B	82,272	3,722,808
Polo Ralph Lauren Corp.	11,800	484,154
V.F. Corp.	18,506	1,036,706

		6,314,051

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide S&P 500 Index Fund

		Market
	Shares	Value
Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc.	109,400	1,269,040
People’s United Financial, Inc.	73,000	1,194,280

		2,463,320

Tobacco 1.7%
Altria Group, Inc.	431,943	7,144,337
Lorillard, Inc.	35,300	2,098,938
Philip Morris International, Inc.	424,043	15,753,198
Reynolds American, Inc.	35,490	1,355,008

		26,351,481

Trading Companies & Distributors 0.1%
Fastenal Co.	27,100	926,278
W.W. Grainger, Inc.	13,625	993,944

		1,920,222

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	83,200	2,524,288
Sprint Nextel Corp. *	599,414	1,456,576

		3,980,864

Total Common Stocks (cost $2,192,910,832)		1,507,577,969

	Principal	Market
	Amount	Value
Repurchase Agreement 2.3%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $36,116,529, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $36,838,093	$36,115,777	$36,115,777

Total Repurchase Agreement (cost $36,115,777)		36,115,777

Total Investments (cost $2,229,026,609) (b) — 100.0%		1,543,693,746
Liabilities in excess of other assets — 0.0%		(245,984)

NET ASSETS — 100.0%		$1,543,447,762

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited

REIT	Real Estate Investment Trust
At January 31, 2009, the Fund’s open futures contracts were as follows:

			Market Value	Net Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)
172	S&P 500	03/19/09	$35,367,500	$(2,537,341)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Mid Cap Market Index Fund

		Market
	Shares	Value
Common Stocks 98.2%
Aerospace & Defense 0.6%
Alliant Techsystems, Inc. *	28,800	$2,327,328
BE Aerospace, Inc. *	87,444	845,583

		3,172,911

Airlines 0.4%
AirTran Holdings, Inc. *	103,060	422,546
Alaska Air Group, Inc. *	31,800	838,248
JetBlue Airways Corp. *	161,025	906,571

		2,167,365

Auto Components 0.5%
ArvinMeritor, Inc.	64,960	113,680
BorgWarner, Inc.	101,840	1,719,059
Gentex Corp.	122,880	1,030,963
Modine Manufacturing Co.	27,100	74,254

		2,937,956

Automobiles 0.1%
Thor Industries, Inc.	31,200	330,096

Beverages 0.5%
Hansen Natural Corp. *	65,000	2,177,500
PepsiAmericas, Inc.	50,400	812,952

		2,990,452

Biotechnology 1.1%
United Therapeutics Corp. *	20,400	1,386,180
Vertex Pharmaceuticals, Inc. *	132,290	4,372,184

		5,758,364

Capital Markets 1.7%
Affiliated Managers Group, Inc. *	36,081	1,450,095
Apollo Investment Corp.	125,106	819,444
Eaton Vance Corp.	102,000	1,952,280
Jefferies Group, Inc.	106,400	1,227,856
Raymond James Financial, Inc.	84,780	1,569,278
SEI Investments Co.	117,280	1,485,938
Waddell & Reed Financial, Inc., Class A	74,600	1,053,352

		9,558,243

Chemicals 3.7%
Airgas, Inc.	71,200	2,514,072
Albemarle Corp.	80,200	1,784,450
Ashland, Inc.	58,200	466,764
Cabot Corp.	57,500	768,200
Chemtura Corp.	213,400	160,050
Cytec Industries, Inc.	41,400	846,216
Ferro Corp.	38,400	152,064
FMC Corp.	65,120	2,905,655
Lubrizol Corp.	59,180	2,019,222
Minerals Technologies, Inc.	16,440	621,596
Olin Corp.	67,560	949,218
RPM International, Inc.	113,200	1,393,492
Scotts Miracle-Gro Co. (The), Class A	38,520	1,241,114
Sensient Technologies Corp.	42,480	913,320
Terra Industries, Inc.	89,750	1,838,080
Valspar Corp.	87,700	1,521,595

		20,095,108

Commercial Banks 3.7%
Associated Banc-Corp	112,321	1,757,824
BancorpSouth, Inc.	63,600	1,202,040
Bank of Hawaii Corp.	42,000	1,506,540
Cathay General Bancorp	43,500	552,450
City National Corp.	35,600	1,232,116
Colonial BancGroup, Inc. (The)	178,080	140,683
Commerce Bancshares, Inc.	57,985	2,026,576
Cullen/Frost Bankers, Inc.	52,130	2,281,730
FirstMerit Corp.	71,180	1,150,981
Fulton Financial Corp.	153,900	1,080,378
International Bancshares Corp.	45,200	823,544
PacWest Bancorp	21,540	364,241
SVB Financial Group *	28,799	598,155
Synovus Financial Corp.	246,800	977,328
TCF Financial Corp.	101,300	1,255,107
Valley National Bancorp	118,700	1,545,474
Webster Financial Corp.	46,400	193,952
Westamerica Bancorp	25,420	1,086,197
Wilmington Trust Corp.	59,900	820,031

		20,595,347

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	35,780	945,665
Clean Harbors, Inc. *	17,700	947,127
Copart, Inc. *	55,700	1,341,813
Corrections Corp. of America *	110,530	1,523,103
Deluxe Corp.	44,973	518,539
Herman Miller, Inc.	47,200	518,728
HNI Corp.	38,970	514,794
Mine Safety Appliances Co.	26,100	512,082
Rollins, Inc.	34,147	532,693
Waste Connections, Inc. *	70,100	2,034,302

		9,388,846

Communications Equipment 1.2%
3Com Corp. *	357,205	832,287
ADC Telecommunications, Inc. *	84,725	429,556
ADTRAN, Inc.	48,159	729,609
Avocent Corp. *	39,406	565,476
CommScope, Inc. *	61,909	892,728
F5 Networks, Inc. *	70,024	1,552,432
Plantronics, Inc.	43,000	436,450
Polycom, Inc. *	73,202	1,028,488

		6,467,026

Computers & Peripherals 1.3%
Diebold, Inc.	58,133	1,440,536
Imation Corp.	26,533	258,431
NCR Corp. *	138,760	1,741,438
Palm, Inc. *	96,500	740,155
Western Digital Corp. *	194,800	2,859,664

		7,040,224

Construction & Engineering 2.1%
Dycom Industries, Inc. *	34,700	236,307
Granite Construction, Inc.	28,960	1,019,971
KBR, Inc.	142,010	2,010,862
Quanta Services, Inc. *	173,410	3,707,506
Shaw Group, Inc. (The) *	73,465	2,042,327
URS Corp. *	73,400	2,499,270

		11,516,243

Construction Materials 0.5%
Martin Marietta Materials, Inc.	36,464	2,936,081

Consumer Finance 0.1%
AmeriCredit Corp. *	115,520	544,099

Containers & Packaging 1.2%
AptarGroup, Inc.	59,400	1,830,708
Greif, Inc., Class A	30,000	907,800
Packaging Corp. of America	90,060	1,278,852
Sonoco Products Co.	87,700	2,010,961
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Mid Cap Market Index Fund

		Market
	Shares	Value
Temple-Inland, Inc.	93,610	530,769

		6,559,090

Distributors 0.3%
LKQ Corp. *	122,900	1,419,495

Diversified Consumer Services 2.8%
Brink’s Home Security Holdings, Inc. *	35,780	818,289
Career Education Corp. *	64,649	1,409,348
Corinthian Colleges, Inc. *	75,280	1,406,230
DeVry, Inc.	54,200	2,904,036
ITT Educational Services, Inc. *	27,540	3,373,926
Matthews International Corp., Class A	26,910	1,047,875
Regis Corp.	38,020	427,725
Service Corp. International	224,700	1,022,385
Sotheby’s	59,200	514,448
Strayer Education, Inc.	12,540	2,714,032

		15,638,294

Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc. *	185,500	257,845

Electric Utilities 2.6%
DPL, Inc.	101,957	2,197,173
Great Plains Energy, Inc.	104,558	1,993,921
Hawaiian Electric Industries, Inc.	79,300	1,719,224
IDACORP, Inc.	40,100	1,167,311
Northeast Utilities	136,903	3,258,291
NV Energy, Inc.	205,920	2,209,522
Westar Energy, Inc.	95,250	1,912,620

		14,458,062

Electrical Equipment 1.8%
Ametek, Inc.	93,850	2,999,446
Hubbell, Inc., Class B	49,400	1,531,400
Roper Industries, Inc.	78,850	3,243,889
Thomas & Betts Corp. *	49,148	1,051,276
Woodward Governor Co.	48,000	987,360

		9,813,371

Electronic Equipment & Instruments 2.2%
Arrow Electronics, Inc. *	104,933	2,001,072
Avnet, Inc. *	132,478	2,625,714
Ingram Micro, Inc., Class A *	144,900	1,777,923
Mettler-Toledo International, Inc. *	29,500	1,964,110
National Instruments Corp.	50,130	1,076,291
Tech Data Corp. *	44,043	797,619
Trimble Navigation Ltd. *	105,100	1,557,582
Vishay Intertechnology, Inc. *	164,030	485,529

		12,285,840

Energy Equipment & Services 3.0%
Exterran Holdings, Inc. *	56,885	1,260,572
FMC Technologies, Inc. *	109,924	3,252,651
Helix Energy Solutions Group, Inc. *	80,800	416,120
Helmerich & Payne, Inc.	92,500	2,077,550
Oceaneering International, Inc. *	47,900	1,650,634
Patterson-UTI Energy, Inc.	135,940	1,299,587
Pride International, Inc. *	152,128	2,452,303
Superior Energy Services, Inc. *	68,190	1,062,400
Tidewater, Inc.	45,277	1,883,976
Unit Corp. *	41,600	1,037,504

		16,393,297

Food & Staples Retailing 0.4%
BJ’s Wholesale Club, Inc. *	51,757	1,484,391
Ruddick Corp.	34,400	827,320

		2,311,711

Food Products 1.9%
Corn Products International, Inc.	65,490	1,516,093
Flowers Foods, Inc.	69,300	1,489,257
Hormel Foods Corp.	61,620	1,838,124
Lancaster Colony Corp.	17,500	637,175
Ralcorp Holdings, Inc. *	49,500	2,931,390
Smithfield Foods, Inc. *	104,510	1,240,534
Tootsie Roll Industries, Inc.	21,295	508,312

		10,160,885

Health Care Equipment & Supplies 4.6%
Advanced Medical Optics, Inc. *	44,603	979,928
Beckman Coulter, Inc.	55,060	2,737,583
Edwards Lifesciences Corp. *	48,900	2,811,261
Gen-Probe, Inc. *	47,800	2,151,956
Hill-Rom Holdings, Inc.	54,965	773,907
Hologic, Inc. *	225,298	2,656,263
IDEXX Laboratories, Inc. *	52,400	1,718,720
Immucor, Inc. *	58,100	1,609,951
Kinetic Concepts, Inc. *	49,300	1,188,130
Masimo Corp. *	42,100	1,169,117
ResMed, Inc. *	66,500	2,653,350
STERIS Corp.	51,780	1,377,348
Teleflex, Inc.	34,920	1,857,046
Thoratec Corp. *	49,300	1,428,221

		25,112,781

Health Care Providers & Services 3.0%
Community Health Systems, Inc. *	81,977	1,528,051
Health Management Associates, Inc., Class A *	214,600	341,214
Health Net, Inc. *	91,142	1,333,408
Henry Schein, Inc. *	78,574	2,941,025
Kindred Healthcare, Inc. *	26,420	358,519
LifePoint Hospitals, Inc. *	46,956	1,058,388
Lincare Holdings, Inc. *	65,363	1,571,980
Omnicare, Inc.	91,600	2,561,136
Psychiatric Solutions, Inc. *	49,200	1,279,200
Universal Health Services, Inc., Class B	44,555	1,686,407
VCA Antech, Inc. *	74,427	1,400,716
WellCare Health Plans, Inc. *	36,650	541,687

		16,601,731

Health Care Technology 0.4%
Cerner Corp. *	59,840	2,017,805

Hotels, Restaurants & Leisure 1.3%
Bob Evans Farms, Inc.	27,029	474,629
Boyd Gaming Corp.	50,200	241,462
Brinker International, Inc.	89,530	982,144
Cheesecake Factory, Inc. (The) *	52,550	456,134
Chipotle Mexican Grill, Inc., Class A *	29,030	1,386,473
International Speedway Corp., Class A	24,400	568,032
Life Time Fitness, Inc. *	30,770	455,704
Scientific Games Corp., Class A *	57,200	719,004
Wendy’s/Arby’s Group, Inc., Class A	367,475	1,852,074

		7,135,656

Household Durables 1.6%
American Greetings Corp., Class A	39,914	173,227
Blyth, Inc.	17,840	60,834
Hovnanian Enterprises, Inc., Class A *	44,620	75,408
M.D.C. Holdings, Inc.	32,300	989,672
Mohawk Industries, Inc. *	49,340	1,584,307
NVR, Inc. *	4,794	2,042,676
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Mid Cap Market Index Fund

		Market
	Shares	Value
Ryland Group, Inc.	37,567	586,045
Toll Brothers, Inc. *	114,518	1,949,096
Tupperware Brands Corp.	54,533	1,121,199

		8,582,464

Household Products 1.0%
Church & Dwight Co., Inc.	61,600	3,278,968
Energizer Holdings, Inc. *	51,278	2,442,371

		5,721,339

Industrial Conglomerate 0.2%
Carlisle Cos., Inc.	53,680	1,002,206

Information Technology Services 3.3%
Acxiom Corp.	59,784	568,546
Alliance Data Systems Corp. *	56,700	2,358,153
Broadridge Financial Solutions, Inc.	124,310	1,676,942
DST Systems, Inc. *	35,760	1,136,095
Gartner, Inc. *	52,080	737,453
Global Payments, Inc.	70,470	2,446,014
Lender Processing Services, Inc.	73,700	1,910,304
Mantech International Corp., Class A *	18,400	986,792
Metavante Technologies, Inc. *	78,930	1,145,274
NeuStar, Inc., Class A *	69,350	944,547
SAIC, Inc. *	178,200	3,517,668
SRA International, Inc., Class A *	37,000	604,210

		18,031,998

Insurance 5.2%
American Financial Group, Inc.	66,000	1,120,680
Arthur J. Gallagher & Co.	83,500	1,968,095
Brown & Brown, Inc.	102,020	1,951,642
Everest Re Group Ltd.	54,000	3,402,000
Fidelity National Financial, Inc., Class A	186,153	2,721,557
First American Corp.	81,653	1,783,301
Hanover Insurance Group, Inc. (The)	44,900	1,814,858
HCC Insurance Holdings, Inc.	100,890	2,361,835
Horace Mann Educators Corp.	34,400	321,640
Mercury General Corp.	31,300	1,212,562
Old Republic International Corp.	202,887	2,093,794
Protective Life Corp.	61,500	509,220
Reinsurance Group of America, Inc.	63,800	2,273,194
StanCorp Financial Group, Inc.	43,000	1,110,260
Unitrin, Inc.	43,300	552,508
W.R. Berkley Corp.	121,866	3,227,012

		28,424,158

Internet & Catalog Retail 0.7%
Netflix, Inc. *	36,630	1,323,808
priceline.com, Inc. *	35,700	2,395,113

		3,718,921

Internet Software & Services 0.2%
Digital River, Inc. *	32,670	809,236
ValueClick, Inc. *	76,250	476,562

		1,285,798

Leisure Equipment & Products 0.1%
Callaway Golf Co.	56,800	432,248

Life Sciences Tools & Services 1.8%
Affymetrix, Inc. *	61,710	196,238
Bio-Rad Laboratories, Inc., Class A *	16,800	1,067,472
Charles River Laboratories International, Inc. *	59,482	1,451,956
Covance, Inc. *	55,680	2,149,248
Pharmaceutical Product Development, Inc.	103,700	2,477,393
Techne Corp.	33,435	2,005,097
Varian, Inc. *	25,460	708,806

		10,056,210

Machinery 4.4%
AGCO Corp. *	80,700	1,717,296
Bucyrus International, Inc.	65,800	1,019,900
Crane Co.	42,666	743,242
Donaldson Co., Inc.	67,680	2,106,202
Federal Signal Corp.	41,700	281,475
Graco, Inc.	52,370	1,113,910
Harsco Corp.	73,400	1,741,048
IDEX Corp.	72,680	1,643,295
Joy Global, Inc.	89,832	1,871,201
Kennametal, Inc.	64,300	1,031,372
Lincoln Electric Holdings, Inc.	37,600	1,547,992
Nordson Corp.	30,000	906,300
Oshkosh Corp.	65,500	472,910
Pentair, Inc.	86,760	1,984,201
SPX Corp.	47,820	2,013,700
Terex Corp. *	83,400	987,456
Timken Co.	74,700	1,112,283
Trinity Industries, Inc.	69,950	805,124
Wabtec Corp.	42,680	1,277,412

		24,376,319

Marine 0.1%
Alexander & Baldwin, Inc.	36,401	802,278

Media 0.9%
Belo Corp., Class A	77,350	110,611
DreamWorks Animation SKG, Inc., Class A *	67,800	1,488,210
Harte-Hanks, Inc.	33,440	210,672
John Wiley & Sons, Inc., Class A	37,700	1,335,711
Lamar Advertising Co., Class A *	66,800	601,868
Marvel Entertainment, Inc. *	43,100	1,185,681
Scholastic Corp.	23,255	253,479

		5,186,232

Metals & Mining 1.3%
Carpenter Technology Corp.	38,760	639,540
Cliffs Natural Resources, Inc.	99,780	2,311,903
Commercial Metals Co.	100,100	1,151,150
Reliance Steel & Aluminum Co.	56,100	1,241,493
Steel Dynamics, Inc.	142,200	1,510,164
Worthington Industries, Inc.	52,687	530,031

		7,384,281

Multi-Utility 3.3%
Alliant Energy Corp.	97,100	2,799,393
Black Hills Corp.	33,800	895,700
MDU Resources Group, Inc.	161,425	3,210,743
NSTAR	93,920	3,176,375
OGE Energy Corp.	81,600	2,013,888
PNM Resources, Inc.	76,050	763,542
Puget Energy, Inc.	114,000	3,351,600
Vectren Corp.	71,160	1,835,216

		18,046,457

Multiline Retail 0.7%
99 Cents Only Stores *	41,233	345,532
Dollar Tree, Inc. *	79,628	3,400,912
Saks, Inc. *	124,900	314,748

		4,061,192

Natural Gas Utility 2.3%
AGL Resources, Inc.	67,540	2,082,258
Energen Corp.	63,100	1,843,151
National Fuel Gas Co.	69,600	2,085,216
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Mid Cap Market Index Fund

		Market
	Shares	Value
ONEOK, Inc.	91,856	2,684,032
UGI Corp.	94,900	2,407,613
WGL Holdings, Inc.	43,900	1,409,190

		12,511,460

Office Electronics 0.2%
Zebra Technologies Corp., Class A *	55,742	938,138

Oil, Gas & Consumable Fuels 3.8%
Arch Coal, Inc.	125,594	1,907,773
Bill Barrett Corp. *	32,500	718,575
Cimarex Energy Co.	73,230	1,819,033
Comstock Resources, Inc. *	40,500	1,544,265
Denbury Resources, Inc. *	217,200	2,658,528
Encore Acquisition Co. *	46,410	1,261,424
Forest Oil Corp. *	85,360	1,280,400
Frontier Oil Corp.	91,330	1,304,192
Mariner Energy, Inc. *	78,100	773,190
Newfield Exploration Co. *	116,284	2,231,490
Overseas Shipholding Group, Inc.	22,130	790,041
Patriot Coal Corp. *	55,700	285,741
Plains Exploration & Production Co. *	94,618	1,998,332
Quicksilver Resources, Inc. *	98,322	681,372
Southern Union Co.	109,000	1,405,010

		20,659,366

Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	80,060	166,525

Personal Products 0.5%
Alberto-Culver Co.	74,960	1,833,522
NBTY, Inc. *	48,200	909,534

		2,743,056

Pharmaceuticals 1.5%
Endo Pharmaceuticals Holdings, Inc. *	102,900	2,312,163
Medicis Pharmaceutical Corp., Class A	49,900	695,107
Perrigo Co.	68,300	2,004,605
Sepracor, Inc. *	95,732	1,455,126
Valeant Pharmaceuticals International *	71,700	1,555,890

		8,022,891

Professional Services 1.1%
Corporate Executive Board Co. (The)	29,900	603,980
FTI Consulting, Inc. *	44,700	1,833,147
Kelly Services, Inc., Class A	21,675	196,375
Korn/Ferry International *	39,400	370,360
Manpower, Inc.	68,560	1,951,218
MPS Group, Inc. *	81,140	490,897
Navigant Consulting, Inc. *	41,120	589,250

		6,035,227

Real Estate Investment Trusts 5.7%
Alexandria Real Estate Equities, Inc.	28,380	1,684,069
AMB Property Corp.	86,567	1,395,460
BRE Properties, Inc.	44,900	1,140,011
Camden Property Trust	46,800	1,233,648
Cousins Properties, Inc.	38,420	369,216
Duke Realty Corp.	129,560	1,193,248
Equity One, Inc.	29,000	413,250
Essex Property Trust, Inc.	23,600	1,558,780
Federal Realty Investment Trust	51,800	2,622,634
Highwoods Properties, Inc.	55,860	1,260,202
Hospitality Properties Trust	82,620	1,108,760
Liberty Property Trust	86,296	1,725,920
Macerich Co. (The)	66,900	986,106
Mack-Cali Realty Corp.	57,950	1,177,544
Nationwide Health Properties, Inc.	87,380	2,230,811
Omega Healthcare Investors, Inc.	72,400	1,059,212
Potlatch Corp.	34,756	875,504
Rayonier, Inc.	69,280	2,039,603
Realty Income Corp.	91,700	1,767,059
Regency Centers Corp.	61,500	2,170,950
SL Green Realty Corp.	50,200	788,642
UDR, Inc.	119,715	1,404,257
Weingarten Realty Investors	68,100	1,102,539

		31,307,425

Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.	30,360	716,800

Road & Rail 1.1%
Con-way, Inc.	40,340	888,690
J.B. Hunt Transport Services, Inc.	72,000	1,603,440
Kansas City Southern *	80,300	1,458,248
Landstar System, Inc.	43,200	1,549,584
Werner Enterprises, Inc.	37,448	561,720
YRC Worldwide, Inc. *	52,062	149,939

		6,211,621

Semiconductors & Semiconductor Equipment 1.8%
Atmel Corp. *	385,400	1,287,236
Cree, Inc. *	77,625	1,547,066
Fairchild Semiconductor International, Inc. *	109,120	496,496
Integrated Device Technology, Inc. *	148,587	852,889
International Rectifier Corp. *	64,100	873,042
Intersil Corp., Class A	108,002	1,005,499
Lam Research Corp. *	109,815	2,219,361
RF Micro Devices, Inc. *	231,525	250,047
Semtech Corp. *	53,130	624,278
Silicon Laboratories, Inc. *	40,640	935,939

		10,091,853

Software 2.6%
ACI Worldwide, Inc. *	30,700	521,593
Advent Software, Inc. *	14,669	320,224
ANSYS, Inc. *	78,900	1,961,454
Cadence Design Systems, Inc. *	228,791	864,830
FactSet Research Systems, Inc.	37,100	1,476,580
Fair Isaac Corp.	42,607	541,109
Jack Henry & Associates, Inc.	74,300	1,322,540
Macrovision Solutions Corp. *	73,420	962,536
Mentor Graphics Corp. *	81,200	378,392
Parametric Technology Corp. *	102,160	919,440
Sybase, Inc. *	71,274	1,946,493
Synopsys, Inc. *	126,681	2,343,599
Wind River Systems, Inc. *	59,700	475,809

		14,034,599

Specialty Retail 4.4%
Advance Auto Parts, Inc.	83,200	2,723,136
Aeropostale, Inc. *	58,759	1,240,402
American Eagle Outfitters, Inc.	181,261	1,633,162
AnnTaylor Stores Corp. *	50,189	246,930
Barnes & Noble, Inc.	32,373	531,565
CarMax, Inc. *	193,800	1,602,726
Chico’s FAS, Inc. *	155,843	617,138
Coldwater Creek, Inc. *	39,900	112,518
Collective Brands, Inc. *	56,095	598,534
Dick’s Sporting Goods, Inc. *	74,860	824,209
Foot Locker, Inc.	136,200	1,002,432
Guess?, Inc.	53,000	852,770
J Crew Group, Inc. *	45,600	456,000
O’Reilly Automotive, Inc. *	118,246	3,437,411
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Mid Cap Market Index Fund

		Market
	Shares	Value
PetSmart, Inc.	111,776	2,098,035
Rent-A-Center, Inc. *	58,747	872,393
Ross Stores, Inc.	113,754	3,346,643
Urban Outfitters, Inc. *	100,316	1,562,923
Williams-Sonoma, Inc.	76,240	603,821

		24,362,748

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. *	82,182	738,816
Phillips-Van Heusen Corp.	45,280	861,226
Timberland Co., Class A *	40,500	445,095
Under Armour, Inc., Class A *	32,100	593,850
Warnaco Group, Inc. (The) *	41,020	928,693

		3,567,680

Thrifts & Mortgage Finance 1.3%
Astoria Financial Corp.	70,820	643,046
First Niagara Financial Group, Inc.	104,200	1,360,852
New York Community Bancorp, Inc.	302,564	4,008,973
PMI Group, Inc. (The)	61,687	85,745
Washington Federal, Inc.	77,412	950,619

		7,049,235

Tobacco 0.1%
Universal Corp.	21,940	670,925

Trading Companies & Distributors 0.5%
GATX Corp.	42,800	1,031,480
MSC Industrial Direct Co., Class A	39,400	1,349,844
United Rentals, Inc. *	52,715	294,150

		2,675,474

Water Utility 0.5%
Aqua America, Inc.	118,826	2,464,451

Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	75,700	2,309,607
Telephone & Data Systems, Inc., Special Shares	17,900	485,090

		2,794,697

Total Common Stocks (cost $854,324,192)		539,800,496

	Principal	Market
	Amount	Value
Repurchase Agreement 1.1%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $6,088,375, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $6,210,013	$6,088,248	$6,088,248

Total Repurchase Agreement (cost $6,088,248)		6,088,248

Total Investments (cost $860,412,440) (a) — 99.3%		545,888,744
Other assets in excess of liabilities — 0.7%		4,029,555

NET ASSETS — 100.0%		$549,918,299

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited

NV	Public Traded Company
At January 31, 2009, the Fund’s open futures contracts were as follows:

			Market Value	Net Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)
192	S&P Mid 400 Emini	03/20/09	$9,548,160	$(516,273)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Common Stocks 88.7%
Aerospace & Defense 2.0%
AAR Corp. *	14,068	$255,194
Aerovironment, Inc. *	3,600	133,416
American Science & Engineering, Inc.	3,330	259,740
Applied Signal Technology, Inc.	4,600	80,684
Argon ST, Inc. *	4,740	90,724
Ascent Solar Technologies, Inc. *	2,800	9,212
Axsys Technologies, Inc. *	3,200	136,640
Ceradyne, Inc. *	9,540	217,703
Cubic Corp.	5,646	153,345
Curtiss-Wright Corp.	16,248	524,810
Ducommun, Inc.	3,900	73,866
Dyncorp International, Inc., Class A *	9,000	135,360
Esterline Technologies Corp. *	10,661	384,756
Gencorp, Inc. *	20,774	60,245
HEICO Corp.	8,048	318,137
Herley Industries, Inc. *	4,900	54,586
Hexcel Corp. *	34,975	289,943
Ladish Co., Inc. *	5,800	65,946
LMI Aerospace, Inc. *	3,200	36,128
Moog, Inc., Class A *	15,463	463,271
Orbital Sciences Corp. *	21,322	357,570
Stanley, Inc. *	3,200	96,832
Taser International, Inc. *	22,816	115,677
Teledyne Technologies, Inc. *	12,863	358,492
TransDigm Group, Inc. *	12,100	412,368
Triumph Group, Inc.	6,005	271,906

		5,356,551

Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc. *	4,800	69,648
Dynamex, Inc. *	3,360	37,229
Forward Air Corp.	10,491	212,548
HUB Group, Inc., Class A *	13,415	304,520
Pacer International, Inc.	12,624	108,566
Park-Ohio Holdings Corp. *	3,000	11,040

		743,551

Airlines 0.8%
AirTran Holdings, Inc. *	42,619	174,738
Alaska Air Group, Inc. *	13,088	344,999
Allegiant Travel Co. *	5,000	178,800
Hawaiian Holdings, Inc. *	15,800	64,306
JetBlue Airways Corp. *	63,000	354,690
Republic Airways Holdings, Inc. *	12,700	104,013
SkyWest, Inc.	21,258	332,688
UAL Corp. *	45,200	426,688
US Airways Group, Inc. *	41,500	235,305

		2,216,227

Auto Components 0.3%
American Axle & Manufacturing Holdings, Inc.	16,945	18,470
Amerigon, Inc. *	8,100	27,783
ArvinMeritor, Inc.	26,979	47,213
Cooper Tire & Rubber Co.	21,468	100,255
Dana Holding Corp. *	32,400	23,652
Dorman Products, Inc. *	3,700	36,963
Drew Industries, Inc. *	7,198	62,047
Exide Technologies *	27,400	99,462
Fuel Systems Solutions, Inc. *	4,400	115,016
Hayes Lemmerz International, Inc. *	32,000	2,880
Hayes Lemmerz International, Inc. *(a)	110	0
Lear Corp. *	23,590	21,467
Modine Manufacturing Co.	11,740	32,168
QUANTUM Fuel Systems Technologies Worldwide, Inc. *	27,800	23,908
Raser Technologies, Inc. *	17,300	64,702
Spartan Motors, Inc.	11,800	51,212
Stoneridge, Inc. *	5,400	10,584
Superior Industries International, Inc.	8,385	86,114
Tenneco, Inc. *	17,170	31,593
Visteon Corp. *	46,420	6,499
Wonder Auto Technology, Inc. *	5,400	11,394

		873,382

Automobiles 0.0%

Winnebago Industries, Inc. *	10,653	58,911

Beverages 0.1%
Boston Beer Co., Inc., Class A *	3,055	77,108
Coca-Cola Bottling Co. Consolidated	1,500	67,425
National Beverage Corp. *	3,932	34,248

		178,781

Biotechnology 4.6%
Acadia Pharmaceuticals, Inc. *	12,300	12,423
Acorda Therapeutics, Inc. *	13,500	331,155
Affymax, Inc. *	3,800	49,400
Alexion Pharmaceuticals, Inc. *	27,938	1,030,074
Alkermes, Inc. *	34,757	398,663
Allos Therapeutics, Inc. *	19,300	151,119
Alnylam Pharmaceuticals, Inc. *	12,900	272,061
Amicus Therapeutics, Inc. *	1,800	15,642
Arena Pharmaceuticals, Inc. *	26,900	111,366
ARIAD Pharmaceuticals, Inc. *	25,514	42,608
Arqule, Inc. *	14,800	58,460
Array BioPharma, Inc. *	17,300	69,200
Celera Corp. *	29,073	245,376
Cell Genesys, Inc. *	29,117	6,988
Celldex Therapeutics, Inc. *	5,500	40,865
Cepheid, Inc. *	20,690	153,934
Cougar Biotechnology, Inc. *	5,400	157,572
Cubist Pharmaceuticals, Inc. *	20,520	439,333
CV Therapeutics, Inc. *	22,144	346,554
Cytokinetics, Inc. *	12,900	27,348
Cytori Therapeutics, Inc. *	7,900	38,868
Dendreon Corp. *	33,978	114,506
Dyax Corp. *	20,300	68,208
Emergent Biosolutions, Inc. *	4,500	98,685
Enzon Pharmaceuticals, Inc. *	16,305	106,146
Facet Biotech Corp. *	8,660	52,653
Genomic Health, Inc. *	5,100	109,140
Geron Corp. *	28,417	222,789
GTx, Inc. *	6,800	75,072
Halozyme Therapeutics, Inc. *	22,200	128,094
Human Genome Sciences, Inc. *	49,465	89,532
Idenix Pharmaceuticals, Inc. *	9,115	52,958
Idera Pharmaceuticals, Inc. *	7,500	52,500
ImmunoGen, Inc. *	18,500	77,145
Immunomedics, Inc. *	24,200	29,282
Incyte Corp. *	27,729	81,246
Indevus Pharmaceuticals, Inc. *	27,700	147,364
InterMune, Inc. *	11,483	131,366
Isis Pharmaceuticals, Inc. *	32,880	464,594
Lexicon Pharmaceuticals, Inc. *	29,500	35,105
Ligand Pharmaceuticals, Inc., Class B *	37,300	79,076
MannKind Corp. *	19,000	67,450
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Marshall Edwards, Inc. *	4,400	2,068
Martek Biosciences Corp. *	12,005	317,532
Maxygen, Inc. *	9,209	78,829
Medarex, Inc. *	46,442	277,259
Metabolix, Inc. *	6,900	58,236
Molecular Insight Pharmaceuticals, Inc. *	6,500	17,290
Momenta Pharmaceuticals, Inc. *	9,700	105,051
Myriad Genetics, Inc. *	16,244	1,211,315
Nabi Biopharmaceuticals *	18,951	78,268
Nanosphere, Inc. *	4,700	21,385
Neurocrine Biosciences, Inc. *	14,035	46,596
Novavax, Inc. *	21,300	33,867
NPS Pharmaceuticals, Inc. *	17,200	107,328
Onyx Pharmaceuticals, Inc. *	20,240	615,903
Opko Health, Inc. *	17,500	22,925
Orexigen Therapeutics, Inc. *	7,300	29,273
OSI Pharmaceuticals, Inc. *	20,800	740,480
Osiris Therapeutics, Inc. *	5,400	108,270
PDL BioPharma, Inc.	43,400	278,628
Pharmasset, Inc. *	6,100	69,540
Progenics Pharmaceuticals, Inc. *	9,700	70,713
Protalix BioTherapeutics, Inc. *	3,450	8,108
Regeneron Pharmaceuticals, Inc. *	22,577	394,646
Repligen Corp. *	11,400	46,626
Rexahn Pharmaceuticals, Inc. *	8,200	5,330
Rigel Pharmaceuticals, Inc. *	13,274	92,785
Sangamo BioSciences, Inc. *	13,400	55,610
Savient Pharmaceuticals, Inc. *	19,752	109,426
Seattle Genetics, Inc. *	22,100	222,989
Synta Pharmaceuticals Corp. *	6,200	54,560
Targacept, Inc. *	6,500	13,520
Theravance, Inc. *	18,800	247,784
United Therapeutics Corp. *	8,212	558,005
XOMA Ltd. *	47,600	31,416
Zymogenetics, Inc. *	13,654	58,029

		12,471,510

Building Products 0.5%
AAON, Inc.	4,850	87,882
American Woodmark Corp.	3,835	57,717
Ameron International Corp.	3,300	164,505
Apogee Enterprises, Inc.	10,550	108,137
Builders FirstSource, Inc. *	4,800	5,904
China Architectural Engineering, Inc. *	7,000	9,520
Gibraltar Industries, Inc.	9,778	100,029
Griffon Corp. *	18,524	184,314
Insteel Industries, Inc.	6,400	49,280
NCI Building Systems, Inc. *	7,194	83,378
Quanex Building Products Corp.	13,475	114,403
Simpson Manufacturing Co., Inc.	13,518	271,306
Trex Co., Inc. *	5,500	81,345
Universal Forest Products, Inc.	6,006	126,126

		1,443,846

Capital Markets 1.6%
Apollo Investment Corp.	51,782	339,172
Ares Capital Corp.	35,349	166,494
BGC Partners, Inc., Class A	12,311	29,670
BlackRock Kelso Capital Corp.	4,786	40,585
Broadpoint Securities Group, Inc. *	8,300	18,675
Calamos Asset Management, Inc., Class A	7,400	44,104
Capital Southwest Corp.	1,115	102,201
Cohen & Steers, Inc.	6,150	66,420
Diamond Hill Investment Group, Inc. *	800	41,128
Epoch Holding Corp.	4,000	24,520
Evercore Partners, Inc., Class A	3,600	40,428
FBR Capital Markets Corp. *	9,400	32,336
FCStone Group, Inc. *	8,300	31,955
GAMCO Investors, Inc., Class A	2,768	86,472
GFI Group, Inc.	24,140	75,800
Gladstone Capital Corp.	7,728	67,929
Gladstone Investment Corp.	8,100	41,310
Greenhill & Co., Inc.	6,300	409,626
Harris & Harris Group, Inc. *	9,500	33,345
Hercules Technology Growth Capital, Inc.	12,000	78,360
International Assets Holding Corp. *	1,600	10,800
KBW, Inc. *	9,500	178,410
Knight Capital Group, Inc., Class A *	33,675	607,160
Kohlberg Capital Corp.	6,400	20,672
LaBranche & Co., Inc. *	18,606	127,637
Ladenburg Thalmann Financial Services, Inc. *	30,200	20,536
MCG Capital Corp.	27,798	18,903
MVC Capital, Inc.	8,900	90,780
NGP Capital Resources Co.	7,863	66,364
optionsXpress Holdings, Inc.	15,400	167,706
Patriot Capital Funding, Inc.	7,600	21,280
PennantPark Investment Corp.	7,719	24,160
Penson Worldwide, Inc. *	6,100	36,478
Piper Jaffray Cos. *	6,779	194,625
Prospect Capital Corp.	10,000	108,300
Pzena Investment Management, Inc., Class A *	2,300	6,072
Riskmetrics Group, Inc. *	7,800	100,308
Sanders Morris Harris Group, Inc.	7,153	29,756
Stifel Financial Corp. *	9,349	327,589
SWS Group, Inc.	8,825	129,286
thinkorswim Group, Inc. *	18,390	138,293
Thomas Weisel Partners Group, Inc. *	7,130	22,032
TradeStation Group, Inc. *	11,700	64,467
US Global Investors, Inc., Class A	4,600	22,954
Virtus Investment Partners, Inc. *	2,184	13,234
Westwood Holdings Group, Inc.	2,000	55,520

		4,373,852

Chemicals 1.4%
A. Schulman, Inc.	9,908	150,106
American Vanguard Corp.	6,933	98,518
Arch Chemicals, Inc.	9,050	202,811
Balchem Corp.	6,565	146,597
Calgon Carbon Corp. *	19,648	246,975
Ferro Corp.	15,917	63,031
Flotek Industries, Inc. *	8,300	23,987
GenTek, Inc. *	3,300	45,045
H.B. Fuller Co.	17,600	245,872
ICO, Inc. *	10,200	27,030
Innophos Holdings, Inc.	3,800	57,494
Innospec, Inc.	8,544	41,609
Koppers Holdings, Inc.	7,600	123,120
Landec Corp. *	8,500	46,750
LSB Industries, Inc. *	6,300	46,494
Minerals Technologies, Inc.	6,835	258,431
N.L. Industries, Inc.	2,528	29,224
NewMarket Corp.	4,875	153,563
Olin Corp.	27,198	382,132
OM Group, Inc. *	11,100	215,118
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Penford Corp.	4,100	35,506
PolyOne Corp. *	33,988	69,675
Quaker Chemical Corp.	4,000	45,640
Rockwood Holdings, Inc. *	15,200	114,152
Sensient Technologies Corp.	17,454	375,261
ShengdaTech, Inc. *	11,000	32,670
Solutia, Inc. *	34,400	134,504
Spartech Corp.	11,188	35,466
Stepan Co.	2,300	84,387
W.R. Grace & Co. *	26,300	151,751
Westlake Chemical Corp.	7,000	95,690
Zep, Inc.	7,575	83,249
Zoltek Cos., Inc. *	10,000	70,800

		3,932,658

Commercial Banks 5.9%
1st Source Corp.	5,440	96,832
Amcore Financial, Inc. *	7,301	10,148
Ameris Bancorp	4,928	37,748
Ames National Corp.	2,200	50,336
Arrow Financial Corp.	3,300	77,682
Bancfirst Corp.	2,700	96,174
Banco Latinoamericano de Exportaciones SA	9,700	101,753
BancTrust Financial Group, Inc.	6,500	57,655
Bank of the Ozarks, Inc.	4,516	102,468
Banner Corp.	5,487	17,284
Boston Private Financial Holdings, Inc.	19,865	93,564
Bryn Mawr Bank Corp.	2,500	46,450
Camden National Corp.	2,800	65,240
Capital City Bank Group, Inc.	4,337	69,479
Capitol Bancorp Ltd.	5,285	31,763
Cardinal Financial Corp.	8,800	48,840
Cascade Bancorp	8,118	18,996
Cathay General Bancorp	18,013	228,765
Centerstate Banks of Florida, Inc.	3,500	47,740
Central Pacific Financial Corp.	10,505	70,699
Chemical Financial Corp.	8,671	197,699
Citizens & Northern Corp.	3,300	56,727
Citizens Republic Bancorp, Inc. *	46,001	52,901
City Bank	5,055	15,923
City Holding Co.	5,462	140,428
CoBiz Financial, Inc.	6,874	32,652
Colonial BancGroup, Inc. (The)	73,600	58,144
Columbia Banking System, Inc.	6,609	58,820
Community Bank System, Inc.	11,909	213,767
Community Trust Bancorp, Inc.	5,511	154,143
CVB Financial Corp.	24,140	217,019
East West Bancorp, Inc.	23,100	219,219
Enterprise Financial Services Corp.	4,000	42,000
Farmers Capital Bank Corp.	2,400	44,352
Financial Institutions, Inc.	4,000	33,440
First Bancorp North Carolina	5,264	75,749
First Bancorp Puerto Rico	25,910	184,220
First Bancorp, Inc.	3,000	47,790
First Busey Corp.	9,250	80,938
First Commonwealth Financial Corp.	30,966	296,964
First Community Bancshares, Inc.	3,320	57,137
First Financial Bancorp	13,646	110,806
First Financial Bankshares, Inc.	7,274	322,893
First Financial Corp.	4,094	135,716
First Merchants Corp.	7,955	124,734
First Midwest Bancorp, Inc.	17,652	176,520
First South Bancorp, Inc.	2,660	21,839
FirstMerit Corp.	29,400	475,398
FNB Corp.	31,323	247,765
Frontier Financial Corp. *	17,214	30,469
Glacier Bancorp, Inc.	22,063	338,667
Green Bankshares, Inc.	4,840	47,868
Guaranty Bancorp *	19,400	29,488
Hancock Holding Co.	9,392	257,059
Hanmi Financial Corp.	13,728	26,220
Harleysville National Corp.	15,575	145,003
Heartland Financial USA, Inc.	4,750	65,408
Heritage Commerce Corp.	3,900	28,119
Home Bancshares, Inc.	4,856	99,985
IBERIABANK Corp.	5,825	246,922
Independent Bank Corp. Massachusetts	5,910	109,571
Integra Bank Corp.	7,698	12,394
International Bancshares Corp.	18,620	339,256
Investors Bancorp, Inc. *	16,100	171,948
Lakeland Bancorp, Inc.	7,336	57,294
Lakeland Financial Corp.	4,500	92,700
MainSource Financial Group, Inc.	7,337	71,682
MB Financial, Inc.	12,681	207,208
Midwest Banc Holdings, Inc. *	8,240	9,641
Nara Bancorp, Inc.	8,354	49,372
National Penn Bancshares, Inc.	28,971	280,439
NBT Bancorp, Inc.	11,674	266,634
Northfield Bancorp, Inc.	7,200	71,568
Old National Bancorp	24,140	307,302
Old Second Bancorp, Inc.	4,984	44,557
Oriental Financial Group, Inc.	8,904	44,965
Pacific Capital Bancorp	16,811	178,365
Pacific Continental Corp.	4,000	50,480
PacWest Bancorp	8,917	150,786
Park National Corp.	4,041	219,224
Peapack-Gladstone Financial Corp.	3,000	66,000
Pennsylvania Commerce Bancorp, Inc. *	2,000	41,000
Peoples Bancorp, Inc.	3,735	37,611
Pinnacle Financial Partners, Inc. *	8,200	193,766
PremierWest Bancorp	7,200	28,728
PrivateBancorp, Inc.	7,802	113,753
Prosperity Bancshares, Inc.	14,270	386,003
Provident Bankshares Corp.	11,223	72,052
Renasant Corp.	7,593	91,951
Republic Bancorp, Inc., Class A	3,368	60,624
S&T Bancorp, Inc.	8,701	221,266
S.Y. Bancorp, Inc.	4,930	112,305
Sandy Spring Bancorp, Inc.	5,956	84,099
Santander BanCorp *	1,642	13,661
SCBT Financial Corp.	4,128	110,878
Seacoast Banking Corp. of Florida	5,525	25,360
Shore Bancshares, Inc.	3,100	53,382
Sierra Bancorp	2,700	33,075
Signature Bank *	12,813	329,166
Simmons First National Corp., Class A	5,043	124,260
Smithtown Bancorp, Inc.	3,600	49,608
South Financial Group, Inc. (The)	26,500	49,820
Southside Bancshares, Inc.	4,440	84,449
Southwest Bancorp, Inc.	5,300	55,544
State Bancorp, Inc.	5,200	31,200
StellarOne Corp.	8,200	106,928
Sterling Bancorp	6,526	71,917
Sterling Bancshares, Inc.	26,642	148,130
Sterling Financial Corp. *	18,924	35,009
Suffolk Bancorp	3,483	106,266
Sun Bancorp, Inc. *	5,382	30,462
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Susquehanna Bancshares, Inc.	31,333	344,663
SVB Financial Group *	10,945	227,328
Texas Capital Bancshares, Inc. *	10,020	113,126
Tompkins Financial Corp.	2,162	108,424
TowneBank	7,600	158,384
Trico Bancshares	5,024	101,183
Trustmark Corp.	18,020	365,806
UCBH Holdings, Inc.	40,275	93,841
UMB Financial Corp.	11,270	436,600
Umpqua Holdings Corp.	21,878	214,404
Union Bankshares Corp.	4,895	76,509
United Bankshares, Inc.	13,765	288,927
United Community Banks, Inc.	14,873	76,596
United Security Bancshares	3,154	25,926
Univest Corp. of Pennsylvania	4,680	107,172
W Holding Co, Inc.	875	9,800
Washington Trust Bancorp, Inc.	4,940	80,818
WesBanco, Inc.	9,700	200,402
West Bancorp, Inc.	6,500	52,650
West Coast Bancorp	5,800	17,226
Westamerica Bancorp	10,612	453,451
Western Alliance Bancorp *	7,900	60,119
Wilshire Bancorp, Inc.	6,996	47,993
Wintrust Financial Corp.	8,597	114,942
Yadkin Valley Financial Corp.	4,300	39,517

		16,099,993

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	15,878	235,788
ACCO Brands Corp. *	19,800	38,016
American Ecology Corp.	5,900	117,705
American Reprographics Co. *	13,300	80,864
AMREP Corp. *	700	19,425
ATC Technology Corp. *	7,736	100,955
Bowne & Co., Inc.	10,007	28,019
Casella Waste Systems, Inc., Class A *	8,237	22,734
Cenveo, Inc. *	17,550	69,322
Clean Harbors, Inc. *	7,200	385,272
Comfort Systems U.S.A., Inc.	14,575	149,102
Consolidated Graphics, Inc. *	3,614	58,221
Cornell Cos., Inc. *	4,100	62,566
Courier Corp.	3,850	60,483
Deluxe Corp.	18,700	215,611
EnergySolutions, Inc.	12,100	54,329
EnerNOC, Inc. *	3,500	36,540
Ennis, Inc.	9,400	105,186
Fuel Tech, Inc. *	6,900	69,069
G & K Services, Inc., Class A	7,222	133,246
Geo Group, Inc. (The) *	18,544	274,451
GeoEye, Inc. *	6,600	113,850
Healthcare Services Group	15,650	239,758
Herman Miller, Inc.	20,400	224,196
HNI Corp.	16,200	214,002
ICT Group, Inc. *	3,400	13,192
Innerworkings, Inc. *	11,500	38,065
Interface, Inc., Class A	19,455	79,376
Kimball International, Inc., Class B	11,648	80,255
Knoll, Inc.	17,600	120,032
M & F Worldwide Corp. *	4,200	44,520
McGrath Rentcorp	8,606	180,468
Metalico, Inc. *	9,000	22,050
Mine Safety Appliances Co.	11,287	221,451
Mobile Mini, Inc. *	12,629	159,631
Multi-Color Corp.	3,950	43,450
PRG-Schultz International, Inc. *	5,500	17,215
Protection One, Inc. *	1,500	4,275
Rollins, Inc.	15,191	236,980
Schawk, Inc.	5,545	45,136
Standard Parking Corp. *	3,200	61,248
Standard Register Co. (The)	5,851	42,537
SYKES Enterprises, Inc. *	11,967	199,969
Team, Inc. *	6,700	132,325
TETRA Tech, Inc. *	21,407	497,285
United Stationers, Inc. *	8,501	238,113
Viad Corp.	7,585	168,614
Waste Connections, Inc. *	29,034	842,567
Waste Services, Inc. *	8,699	44,104

		6,641,568

Communications Equipment 2.4%
3Com Corp. *	146,790	342,021
Acme Packet, Inc. *	9,900	43,560
ADTRAN, Inc.	20,405	309,136
Airvana, Inc. *	7,600	38,684
Anaren, Inc. *	5,293	62,563
Arris Group, Inc. *	44,575	317,374
Aruba Networks, Inc. *	19,200	51,264
Avanex Corp. *	5,166	9,712
Avocent Corp. *	16,300	233,905
Bel Fuse, Inc., Class B	4,349	66,279
BigBand Networks, Inc. *	12,000	60,600
Black Box Corp.	6,377	139,210
Blue Coat Systems, Inc. *	12,090	115,943
Bookham, Inc. *	34,800	12,876
Cogo Group, Inc. *	8,700	58,116
Comtech Telecommunications Corp. *	8,770	340,276
DG FastChannel, Inc. *	6,500	94,185
Digi International, Inc. *	9,400	71,440
EMS Technologies, Inc. *	5,700	136,800
Emulex Corp. *	30,740	175,525
Extreme Networks, Inc. *	32,362	57,281
Finisar Corp. *	124,523	63,507
Globecomm Systems, Inc. *	7,400	37,962
Harmonic, Inc. *	34,284	176,563
Harris Stratex Networks, Inc., Class A *	9,350	64,515
Hughes Communications, Inc. *	2,600	31,382
Infinera Corp. *	33,800	231,868
InterDigital, Inc. *	16,550	535,061
Ixia *	15,536	82,652
Loral Space & Communications, Inc. *	4,300	56,803
MRV Communications, Inc. *	45,395	23,151
NEON Communications, Inc. *(a)	125	0
Netgear, Inc. *	12,830	142,670
Neutral Tandem, Inc. *	6,100	96,624
Nextwave Wireless, Inc. *	16,600	3,486
Oplink Communications, Inc. *	7,556	53,421
Opnext, Inc. *	7,100	16,898
Orbcomm, Inc. *	11,700	19,188
ParkerVision, Inc. *	8,600	15,394
PC-Tel, Inc.	7,000	45,220
Plantronics, Inc.	17,841	181,086
Polycom, Inc. *	31,900	448,195
Powerwave Technologies, Inc. *	44,305	19,937
Riverbed Technology, Inc. *	20,400	207,060
Seachange International, Inc. *	11,300	66,896
ShoreTel, Inc. *	15,800	62,884
Sonus Networks, Inc. *	74,450	98,274
Starent Networks Corp. *	10,800	158,760
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Sycamore Networks, Inc. *	69,718	163,837
Symmetricom, Inc. *	16,785	62,272
Tekelec *	23,710	294,478
UTStarcom, Inc. *	40,425	59,425
ViaSat, Inc. *	9,223	204,382

		6,460,601

Computers & Peripherals 0.9%
3PAR, Inc. *	9,900	84,051
Adaptec, Inc. *	44,030	122,844
Avid Technology, Inc. *	11,000	110,110
Compellent Technologies, Inc. *	5,200	62,920
Cray, Inc. *	12,200	23,424
Data Domain, Inc. *	12,000	156,240
Electronics for Imaging, Inc. *	19,333	171,870
Hutchinson Technology, Inc. *	8,596	27,249
Hypercom Corp. *	19,730	29,990
Imation Corp.	10,900	106,166
Immersion Corp. *	10,200	52,938
Intermec, Inc. *	22,391	278,096
Intevac, Inc. *	7,900	34,602
Isilon Systems, Inc. *	9,100	25,207
Netezza Corp. *	14,400	87,408
Novatel Wireless, Inc. *	11,604	64,286
Palm, Inc. *	38,685	296,714
Presstek, Inc. *	10,200	22,032
Quantum Corp. *	64,402	32,845
Rackable Systems, Inc. *	10,845	42,621
Rimage Corp. *	3,500	45,885
STEC, Inc. *	11,200	50,176
Stratasys, Inc. *	7,500	80,325
Super Micro Computer, Inc. *	8,600	45,322
Synaptics, Inc. *	12,035	283,665

		2,336,986

Construction & Engineering 0.9%
Dycom Industries, Inc. *	14,596	99,399
EMCOR Group, Inc. *	24,720	508,985
Furmanite Corp. *	13,300	49,476
Granite Construction, Inc.	12,005	422,816
Great Lakes Dredge & Dock Corp.	14,500	48,430
Insituform Technologies, Inc., Class A *	10,082	189,138
Integrated Electrical Services, Inc. *	2,800	23,156
Layne Christensen Co. *	6,940	109,513
MasTec, Inc. *	15,646	166,317
Michael Baker Corp. *	2,700	94,392
Northwest Pipe Co. *	3,300	116,358
Orion Marine Group, Inc. *	7,900	78,210
Perini Corp. *	18,283	381,201
Pike Electric Corp. *	6,200	69,750
Sterling Construction Co., Inc. *	4,200	75,264

		2,432,405

Construction Materials 0.1%
Headwaters, Inc. *	15,344	69,508
Texas Industries, Inc.	8,458	192,081
U.S. Concrete, Inc. *	14,500	40,310
United States Lime & Minerals, Inc. *	700	14,735

		316,634

Consumer Finance 0.3%
Advance America Cash Advance Centers, Inc.	15,480	21,827
Advanta Corp., Class B	14,132	11,023
Cardtronics, Inc. *	2,700	2,295
Cash America International, Inc.	10,554	192,927
CompuCredit Corp. *	5,951	19,043
Credit Acceptance Corp. *	2,168	39,133
Dollar Financial Corp. *	8,800	69,080
EZCORP, Inc., Class A *	14,000	189,980
First Cash Financial Services, Inc. *	7,205	121,188
First Marblehead Corp. (The) *	25,400	29,210
Nelnet, Inc., Class A	6,400	88,448
World Acceptance Corp. *	5,934	113,636

		897,790

Containers & Packaging 0.4%
AEP Industries, Inc. *	2,000	28,680
Boise, Inc. *	11,300	5,650
BWAY Holding Co. *	2,700	22,842
Graphic Packaging Holding Co. *	45,800	39,846
Myers Industries, Inc.	10,300	64,581
Rock-Tenn Co., Class A	13,833	431,174
Silgan Holdings, Inc.	9,096	416,961

		1,009,734

Distributors 0.0%
Audiovox Corp., Class A *	6,388	28,810
Core-Mark Holding Co., Inc. *	3,400	62,356
Titan Machinery, Inc. *	2,700	27,405

		118,571

Diversified Consumer Services 1.1%
American Public Education, Inc. *	4,000	156,640
Capella Education Co. *	5,200	287,716
Coinstar, Inc. *	10,138	232,971
Corinthian Colleges, Inc. *	31,000	579,080
Grand Canyon Education, Inc. *	3,800	65,854
Jackson Hewitt Tax Service, Inc.	10,400	137,696
K12, Inc. *	2,300	36,731
Learning Tree International, Inc. *	3,300	28,974
Lincoln Educational Services Corp. *	1,600	23,392
Matthews International Corp., Class A	11,332	441,268
Pre-Paid Legal Services, Inc. *	2,950	99,179
Princeton Review, Inc. *	5,100	25,041
Regis Corp.	15,675	176,344
Sotheby’s	24,498	212,888
Steiner Leisure Ltd. *	5,900	147,087
Stewart Enterprises, Inc., Class A	30,472	104,214
Universal Technical Institute, Inc. *	7,868	137,926

		2,893,001

Diversified Financial Services 0.5%
Ampal American Israel, Class A *	4,300	4,730
Asset Acceptance Capital Corp. *	5,445	22,814
Compass Diversified Holdings	8,700	94,047
Encore Capital Group, Inc. *	5,000	26,300
Fifth Street Finance Corp.	3,700	23,495
Financial Federal Corp.	9,323	202,496
Interactive Brokers Group, Inc., Class A *	14,200	216,834
Life Partners Holdings, Inc.	2,200	83,600
MarketAxess Holdings, Inc. *	11,300	87,236
Medallion Financial Corp.	5,400	36,504
NewStar Financial, Inc. *	8,800	26,048
PHH Corp. *	19,720	217,906
Pico Holdings, Inc. *	5,900	149,978
Portfolio Recovery Associates, Inc. *	5,522	130,264
Primus Guaranty Ltd. *	8,700	13,224
Resource America, Inc., Class A	3,905	15,932

		1,351,408

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Diversified Telecommunication Services 0.8%
Alaska Communications Systems Group, Inc.	15,800	131,930
Atlantic Tele-Network, Inc.	3,500	75,250
Cbeyond, Inc. *	8,675	136,544
Cincinnati Bell, Inc. *	84,079	116,870
Cogent Communications Group, Inc. *	16,300	108,395
Consolidated Communications Holdings, Inc.	8,498	95,687
FairPoint Communications, Inc.	32,468	88,638
General Communication, Inc., Class A *	16,448	108,063
Global Crossing Ltd. *	9,500	58,330
Globalstar, Inc. *	15,700	3,768
Hungarian Telephone & Cable Corp. *	1,500	10,875
iBasis, Inc. *	10,000	9,200
IDT Corp., Class B *	20,935	7,327
Iowa Telecommunications Services, Inc.	11,700	150,345
NTELOS Holdings Corp.	10,860	235,010
PAETEC Holding Corp. *	45,200	61,020
Premiere Global Services, Inc. *	22,475	217,783
Shenandoah Telecommunications Co.	8,583	209,254
tw telecom, Inc. *	53,564	409,765
Vonage Holdings Corp. *	16,200	9,072
XO Communications, Inc. *(a)	5,400	0

		2,243,126

Electric Utilities 1.7%
Allete, Inc.	9,560	297,316
Central Vermont Public Service Corp.	4,200	94,920
Cleco Corp.	21,932	501,146
El Paso Electric Co. *	16,331	270,115
Empire District Electric Co. (The)	12,276	218,022
IDACORP, Inc.	16,514	480,722
ITC Holdings Corp.	18,000	755,640
MGE Energy, Inc.	7,623	244,317
Portland General Electric Co.	22,800	443,460
UIL Holdings Corp.	9,213	243,500
UniSource Energy Corp.	12,564	354,807
Westar Energy, Inc.	38,100	765,048

		4,669,013

Electrical Equipment 1.8%
A.O. Smith Corp.	7,309	200,851
Acuity Brands, Inc.	14,751	396,359
Advanced Battery Technologies, Inc. *	16,200	41,472
Akeena Solar, Inc. *	7,800	14,430
American Superconductor Corp. *	15,336	248,137
AZZ, Inc. *	4,400	98,560
Baldor Electric Co.	16,779	235,074
Beacon Power Corp. *	29,900	12,857
Belden, Inc.	16,952	221,393
Brady Corp., Class A	18,289	382,606
Capstone Turbine Corp. *	50,500	43,935
China BAK Battery, Inc. *	12,100	17,303
Coleman Cable, Inc. *	2,900	10,150
Encore Wire Corp.	6,646	109,726
Ener1, Inc. *	14,800	66,452
Energy Conversion Devices, Inc. *	16,385	412,410
EnerSys *	9,985	90,963
Evergreen Solar, Inc. *	52,210	115,384
Franklin Electric Co., Inc.	8,291	215,483
FuelCell Energy, Inc. *	25,043	96,666
Fushi Copperweld, Inc. *	5,300	24,857
GrafTech International Ltd. *	43,516	348,563
GT Solar International, Inc. *	11,100	40,293
Harbin Electric, Inc. *	2,700	17,280
II-VI, Inc. *	8,884	167,286
LaBarge, Inc. *	4,500	49,815
LSI Industries, Inc.	6,875	31,281
Medis Technologies Ltd. *	11,977	5,989
Microvision, Inc. *	25,000	40,000
Orion Energy Systems, Inc. *	3,600	16,020
Plug Power, Inc. *	29,400	26,460
Polypore International, Inc. *	5,800	40,136
Powell Industries, Inc. *	2,669	63,736
Power-One, Inc. *	27,400	27,948
PowerSecure International, Inc. *	6,300	24,759
Preformed Line Products Co.	900	26,424
Regal-Beloit Corp.	11,736	398,555
Ultralife Corp. *	4,600	36,846
Valence Technology, Inc. *	19,700	34,278
Vicor Corp.	7,088	33,455
Woodward Governor Co.	21,400	440,198

		4,924,390

Electronic Equipment & Instruments 1.6%
Agilysys, Inc.	8,285	29,577
Anixter International, Inc. *	10,885	293,677
Benchmark Electronics, Inc. *	24,565	288,393
Brightpoint, Inc. *	18,160	84,989
Checkpoint Systems, Inc. *	14,408	128,952
China Security & Surveillance Technology, Inc. *	9,500	52,250
Cogent, Inc. *	15,000	174,600
Cognex Corp.	14,379	187,790
Coherent, Inc. *	8,600	155,574
Comverge, Inc. *	8,000	36,720
CPI International, Inc. *	3,500	26,845
CTS Corp.	12,237	62,898
Daktronics, Inc.	11,972	103,318
DTS, Inc. *	6,512	88,563
Echelon Corp. *	10,787	79,824
Electro Rent Corp.	7,900	83,740
Electro Scientific Industries, Inc. *	8,954	56,589
Elixir Gaming Technologies, Inc. *	25,300	3,289
FARO Technologies, Inc. *	6,100	91,622
Gerber Scientific, Inc. *	8,700	27,318
ICx Technologies, Inc. *	5,000	28,700
Insight Enterprises, Inc. *	17,062	88,381
IPG Photonics Corp. *	7,000	67,270
L-1 Identity Solutions, Inc. *	26,348	191,023
Littelfuse, Inc. *	7,866	120,350
Maxwell Technologies, Inc. *	6,700	31,356
Measurement Specialties, Inc. *	5,331	27,081
Mercury Computer Systems, Inc. *	8,353	49,867
Methode Electronics, Inc.	13,900	64,218
MTS Systems Corp.	6,356	166,464
Multi-Fineline Electronix, Inc. *	3,200	59,296
Newport Corp. *	13,145	70,326
OSI Systems, Inc. *	5,776	84,503
Park Electrochemical Corp.	7,463	130,976
PC Connection, Inc. *	3,400	16,626
PC Mall, Inc. *	4,200	16,674
Plexus Corp. *	14,504	209,728
RadiSys Corp. *	8,160	38,597
Rofin-Sinar Technologies, Inc. *	10,784	182,142
Rogers Corp. *	6,553	160,549
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Sanmina-SCI Corp. *	180,300	59,499
ScanSource, Inc. *	9,520	178,214
Smart Modular Technologies, Inc. *	16,300	18,745
SYNNEX Corp. *	6,300	96,705
Technitrol, Inc.	14,931	32,848
TTM Technologies, Inc. *	15,571	93,893
Universal Display Corp. *	10,500	80,115
Zygo Corp. *	4,800	27,456

		4,448,130

Energy Equipment & Services 1.1%
Allis-Chalmers Energy, Inc. *	10,200	36,720
Basic Energy Services, Inc. *	15,000	144,000
Bolt Technology Corp. *	3,200	24,800
Bristow Group, Inc. *	8,800	212,872
Bronco Drilling Co., Inc. *	9,600	50,688
Cal Dive International, Inc. *	16,112	102,150
CARBO Ceramics, Inc.	7,499	269,589
Complete Production Services, Inc. *	17,500	112,175
Dawson Geophysical Co. *	2,800	44,604
Dril-Quip, Inc. *	11,296	276,752
ENGlobal Corp. *	9,900	30,690
Geokinetics, Inc. *	1,700	5,593
Gulf Island Fabrication, Inc.	4,487	56,491
Gulfmark Offshore, Inc. *	8,240	197,266
Hornbeck Offshore Services, Inc. *	8,410	149,193
ION Geophysical Corp. *	32,686	49,029
Lufkin Industries, Inc.	5,364	187,472
Matrix Service Co. *	9,500	50,255
Mitcham Industries, Inc. *	3,600	13,032
NATCO Group, Inc., Class A *	7,300	125,049
Natural Gas Services Group, Inc. *	4,400	37,620
Newpark Resources, Inc. *	32,684	137,600
OYO Geospace Corp. *	1,500	22,425
Parker Drilling Co. *	41,112	87,157
PHI, Inc., Non-Voting Shares *	5,000	60,100
Pioneer Drilling Co. *	18,145	90,181
RPC, Inc.	10,551	78,499
SulphCo, Inc. *	15,100	8,607
Superior Well Services, Inc. *	6,000	55,140
T-3 Energy Services, Inc. *	3,900	49,725
Trico Marine Services, Inc. *	4,700	29,234
Union Drilling, Inc. *	5,100	23,358
Willbros Group, Inc. *	14,100	137,334

		2,955,400

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	6,630	108,666
Arden Group, Inc., Class A	368	42,294
Casey’s General Stores, Inc.	18,480	392,700
Great Atlantic & Pacific Tea Co. *	12,856	91,535
Ingles Markets, Inc., Class A	4,552	64,912
Nash Finch Co.	4,635	199,444
Pantry, Inc. (The) *	8,075	134,287
PriceSmart, Inc.	5,300	86,390
Ruddick Corp.	15,289	367,700
Spartan Stores, Inc.	8,000	148,640
Susser Holdings Corp. *	3,000	39,210
United Natural Foods, Inc. *	15,572	241,989
Village Super Market, Inc., Class A	2,400	66,096
Weis Markets, Inc.	3,983	123,911
Winn-Dixie Stores, Inc. *	19,700	270,678

		2,378,452

Food Products 2.0%
AgFeed Industries, Inc. *	7,500	10,875
Alico, Inc.	1,300	36,400
American Dairy, Inc. *	2,600	32,760
Aurora Foods, Inc. *(a)	100	0
B&G Foods, Inc., Class A	7,500	34,800
Cal-Maine Foods, Inc.	4,400	119,152
Calavo Growers, Inc.	3,800	46,360
Chiquita Brands International, Inc. *	15,775	220,535
Darling International, Inc. *	29,700	136,323
Diamond Foods, Inc.	5,500	141,240
Farmer Bros Co.	2,500	50,900
Flowers Foods, Inc.	28,094	603,740
Fresh Del Monte Produce, Inc. *	15,300	368,730
Green Mountain Coffee Roasters, Inc. *	6,300	241,038
Griffin Land & Nurseries, Inc.	1,000	34,350
Hain Celestial Group, Inc. *	14,793	225,150
HQ Sustainable Maritime Industries, Inc. *	2,800	20,020
Imperial Sugar Co.	4,300	48,848
J&J Snack Foods Corp.	5,184	180,973
Lancaster Colony Corp.	7,302	265,866
Lance, Inc.	9,816	184,835
Lifeway Foods, Inc. *	1,800	13,320
Omega Protein Corp. *	6,700	25,594
Ralcorp Holdings, Inc. *	20,323	1,203,528
Reddy Ice Holdings, Inc. *	6,715	10,878
Sanderson Farms, Inc.	7,359	266,249
Smart Balance, Inc. *	22,800	165,756
Synutra International, Inc. *	3,800	34,466
Tootsie Roll Industries, Inc.	8,689	207,406
TreeHouse Foods, Inc. *	11,320	298,735
Zhongpin, Inc. *	6,700	69,479

		5,298,306

Health Care Equipment & Supplies 3.5%
Abaxis, Inc. *	7,900	124,978
ABIOMED, Inc. *	12,411	167,424
Accuray, Inc. *	13,200	81,576
Align Technology, Inc. *	22,592	178,025
Alphatec Holdings, Inc. *	9,100	19,747
American Medical Systems Holdings, Inc. *	26,516	283,721
Analogic Corp.	4,884	122,100
AngioDynamics, Inc. *	8,800	119,680
Atrion Corp.	400	32,720
Cantel Medical Corp. *	4,600	68,954
Cardiac Science Corp. *	7,100	38,127
Conceptus, Inc. *	11,000	157,960
CONMED Corp. *	10,429	163,214
CryoLife, Inc. *	10,100	83,224
Cyberonics, Inc. *	8,639	132,954
Cynosure, Inc., Class A *	3,500	27,370
Datascope Corp.	4,608	244,224
DexCom, Inc. *	9,600	31,008
ev3, Inc. *	25,648	138,756
Exactech, Inc. *	2,800	35,672
Greatbatch, Inc. *	8,320	193,856
Haemonetics Corp. *	9,315	550,982
Hansen Medical, Inc. *	6,200	28,024
I-Flow Corp. *	7,869	32,342
ICU Medical, Inc. *	4,050	123,566
Immucor, Inc. *	25,446	705,109
Insulet Corp. *	6,700	53,198
Integra LifeSciences Holdings Corp. *	6,480	179,755
Invacare Corp.	11,649	222,030
IRIS International, Inc. *	6,700	66,732
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Kensey Nash Corp. *	2,682	55,437
Masimo Corp. *	16,800	466,536
Medical Action Industries, Inc. *	5,200	44,720
Meridian Bioscience, Inc.	14,575	309,865
Merit Medical Systems, Inc. *	10,032	154,392
Micrus Endovascular Corp. *	5,700	64,296
Natus Medical, Inc. *	10,000	77,400
Neogen Corp. *	5,200	136,084
NuVasive, Inc. *	12,900	481,686
NxStage Medical, Inc. *	9,500	32,585
OraSure Technologies, Inc. *	17,073	49,170
Orthofix International NV *	6,200	98,952
Orthovita, Inc. *	24,100	69,649
Palomar Medical Technologies, Inc. *	6,635	58,720
Quidel Corp. *	10,300	126,690
RTI Biologics, Inc. *	19,700	48,265
Sirona Dental Systems, Inc. *	6,200	74,462
Somanetics Corp. *	4,400	64,416
SonoSite, Inc. *	6,090	115,649
Spectranetics Corp. *	11,700	35,100
Stereotaxis, Inc. *	10,000	25,500
STERIS Corp.	20,990	558,334
SurModics, Inc. *	5,658	112,198
Symmetry Medical, Inc. *	12,900	88,365
Synovis Life Technologies, Inc. *	4,500	73,305
Thoratec Corp. *	19,867	575,547
TomoTherapy, Inc. *	15,100	38,203
TranS1, Inc. *	4,500	28,125
Vision-Sciences, Inc. *	6,200	7,936
VNUS Medical Technologies, Inc. *	4,700	75,247
Volcano Corp. *	17,200	224,804
West Pharmaceutical Services, Inc.	11,792	391,730
Wright Medical Group, Inc. *	13,552	281,068
Zoll Medical Corp. *	7,612	121,868

		9,573,332

Health Care Providers & Services 3.3%
Air Methods Corp. *	3,900	76,050
Alliance Imaging, Inc. *	9,300	82,398
Almost Family, Inc. *	2,000	61,680
Amedisys, Inc. *	9,655	398,076
AMERIGROUP Corp. *	19,500	545,415
AMN Healthcare Services, Inc. *	12,366	84,089
Amsurg Corp. *	11,478	224,854
Assisted Living Concepts, Inc., Class A *	20,000	79,400
athenahealth, Inc. *	7,500	270,600
Bio-Reference Labs, Inc. *	4,200	102,480
BMP Sunstone Corp. *	8,500	28,305
Capital Senior Living Corp. *	8,200	21,566
CardioNet, Inc. *	1,700	38,556
Catalyst Health Solutions, Inc. *	11,953	263,205
Centene Corp. *	15,834	280,737
Chemed Corp.	8,145	326,859
Chindex International, Inc. *	4,000	24,120
CorVel Corp. *	2,950	52,038
Cross Country Healthcare, Inc. *	11,185	83,776
Emergency Medical Services Corp., Class A *	3,400	113,968
Emeritus Corp. *	7,200	59,544
Ensign Group, Inc. (The)	3,100	51,026
Five Star Quality Care, Inc. *	11,800	22,538
Genoptix, Inc. *	3,000	101,700
Gentiva Health Services, Inc. *	9,249	233,815
Hanger Orthopedic Group, Inc. *	11,200	152,880
HealthSouth Corp. *	32,000	318,080
HealthSpring, Inc. *	18,000	313,560
Healthways, Inc. *	12,846	177,532
HMS Holdings Corp. *	9,100	281,645
inVentiv Health, Inc. *	12,000	114,480
IPC The Hospitalist Co., Inc. *	2,200	42,108
Kindred Healthcare, Inc. *	10,221	138,699
Landauer, Inc.	3,337	228,851
LHC Group, Inc. *	5,200	138,372
Magellan Health Services, Inc. *	14,760	534,607
MedCath Corp. *	5,775	36,325
Molina Healthcare, Inc. *	5,034	88,296
MWI Veterinary Supply, Inc. *	3,700	77,441
National HealthCare Corp.	3,100	141,050
National Research Corp.	500	11,325
NightHawk Radiology Holdings, Inc. *	8,500	36,210
Odyssey HealthCare, Inc. *	11,923	118,276
Owens & Minor, Inc.	14,992	596,232
PharMerica Corp. *	11,109	182,632
Providence Service Corp. (The) *	4,075	8,761
PSS World Medical, Inc. *	22,591	358,745
Psychiatric Solutions, Inc. *	20,144	523,744
RadNet, Inc. *	7,900	25,280
RehabCare Group, Inc. *	6,560	91,512
Res-Care, Inc. *	9,045	122,560
Skilled Healthcare Group, Inc., Class A *	6,400	53,312
Sun Healthcare Group, Inc. *	15,700	177,881
Sunrise Senior Living, Inc. *	16,573	19,887
Triple-S Management Corp., Class B *	5,200	74,828
U.S. Physical Therapy, Inc. *	4,300	52,460
Universal American Corp. *	14,290	141,042
Virtual Radiologic Corp. *	2,700	21,681

		9,027,089

Health Care Technology 0.4%
Allscripts-Misys Healthcare Solutions, Inc.	53,094	447,052
Computer Programs & Systems, Inc.	3,360	84,437
Eclipsys Corp. *	19,837	173,772
MedAssets, Inc. *	6,700	97,552
Omnicell, Inc. *	11,300	88,253
Phase Forward, Inc. *	15,600	210,600
Vital Images, Inc. *	5,765	65,202

		1,166,868

Hotels, Restaurants & Leisure 2.2%
AFC Enterprises, Inc. *	9,175	44,040
Ambassadors Group, Inc.	7,000	57,890
Ameristar Casinos, Inc.	9,292	83,349
Bally Technologies, Inc. *	19,957	402,932
BJ’s Restaurants, Inc. *	6,400	71,040
Bluegreen Corp. *	4,900	8,575
Bob Evans Farms, Inc.	11,259	197,708
Buffalo Wild Wings, Inc. *	6,530	146,664
California Pizza Kitchen, Inc. *	7,720	79,979
CEC Entertainment, Inc. *	7,348	171,502
Cheesecake Factory, Inc. (The) *	21,700	188,356
Churchill Downs, Inc.	3,500	120,785
CKE Restaurants, Inc.	19,097	158,505
Cracker Barrel Old Country Store, Inc.	8,100	142,317
Denny’s Corp. *	34,800	59,856
DineEquity, Inc.	6,360	56,222
Domino’s Pizza, Inc. *	14,260	95,399
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Dover Downs Gaming & Entertainment, Inc.	5,143	16,406
Dover Motorsports, Inc.	6,000	9,300
Einstein Noah Restaurant Group, Inc. *	1,800	12,456
Gaylord Entertainment Co. *	14,836	157,262
Great Wolf Resorts, Inc. *	10,000	19,300
Isle of Capri Casinos, Inc. *	5,851	16,558
Jack in the Box, Inc. *	21,340	482,071
Krispy Kreme Doughnuts, Inc. *	20,663	28,722
Landry’s Restaurants, Inc.	4,014	25,931
Life Time Fitness, Inc. *	12,700	188,087
Lodgian, Inc. *	6,120	11,322
Luby’s, Inc. *	7,900	35,866
Marcus Corp.	7,334	75,760
Monarch Casino & Resort, Inc. *	4,230	43,315
Morgans Hotel Group Co. *	9,000	32,850
O’Charleys, Inc.	7,025	17,563
P.F. Chang’s China Bistro, Inc. *	8,785	155,758
Papa John’s International, Inc. *	7,924	150,635
Peet’s Coffee & Tea, Inc. *	5,082	103,266
Pinnacle Entertainment, Inc. *	21,796	147,777
Red Robin Gourmet Burgers, Inc. *	5,659	68,927
Rick’s Cabaret International, Inc. *	2,400	9,552
Riviera Holdings Corp. *	3,700	10,212
Ruby Tuesday, Inc. *	19,060	23,634
Ruth’s Hospitality Group, Inc. *	7,700	8,701
Shuffle Master, Inc. *	19,265	65,308
Six Flags, Inc. *	28,400	8,520
Sonic Corp. *	21,810	212,429
Speedway Motorsports, Inc.	4,945	71,406
Steak N Shake Co. (The) *	10,472	59,900
Texas Roadhouse, Inc., Class A *	17,975	137,149
Town Sports International Holdings, Inc. *	6,600	13,068
Vail Resorts, Inc. *	10,808	252,043
Wendy’s/Arby’s Group, Inc., Class A	144,244	726,990
WMS Industries, Inc. *	15,977	355,009

		5,838,172

Household Durables 0.7%
American Greetings Corp., Class A	16,600	72,044
Beazer Homes U.S.A, Inc. *	14,500	14,935
Blyth, Inc.	8,920	30,417
Brookfield Homes Corp.	3,447	8,583
Cavco Industries, Inc. *	2,400	58,752
Champion Enterprises, Inc. *	26,184	12,045
CSS Industries, Inc.	2,905	44,069
Ethan Allen Interiors, Inc.	9,000	102,510
Furniture Brands International, Inc.	15,335	31,437
Helen of Troy Ltd. *	11,000	115,170
Hooker Furniture Corp.	3,375	27,270
Hovnanian Enterprises, Inc., Class A *	12,000	20,280
iRobot Corp. *	6,500	49,400
La-Z-Boy, Inc.	18,900	18,333
Libbey, Inc.	4,900	6,076
M/I Homes, Inc.	5,092	45,013
Meritage Homes Corp. *	11,200	123,424
National Presto Industries, Inc.	1,581	106,148
Palm Harbor Homes, Inc. *	3,841	13,597
Russ Berrie & Co., Inc. *	6,257	10,700
Ryland Group, Inc.	15,400	240,240
Sealy Corp. *	16,300	30,155
Skyline Corp.	2,518	50,561
Standard Pacific Corp. *	37,800	53,298
Tempur-Pedic International, Inc.	27,200	190,400
Tupperware Brands Corp.	22,538	463,381
Universal Electronics, Inc. *	5,156	58,160

		1,996,398

Household Products 0.1%
Central Garden & Pet Co., Class A *	23,412	140,472
WD-40 Co.	6,027	151,097

		291,569

Independent Power Producers & Energy Traders 0.1%
Ormat Technologies, Inc.	6,530	202,365
Synthesis Energy Systems, Inc. *	8,700	3,828
U.S. Geothermal, Inc. *	18,900	16,821

		223,014

Industrial Conglomerates 0.3%
Otter Tail Corp.	12,840	260,266
Raven Industries, Inc.	5,780	126,062
Seaboard Corp.	126	126,630
Standex International Corp.	4,554	69,904
Tredegar Corp.	8,806	145,299
United Capital Corp. *	600	11,640

		739,801

Information Technology Services 1.7%
Acxiom Corp.	22,200	211,122
CACI International, Inc., Class A *	11,000	496,650
Cass Information Systems, Inc.	2,070	49,349
China Information Security Technology, Inc. *	8,400	25,704
CIBER, Inc. *	19,554	85,255
CSG Systems International, Inc. *	12,687	183,961
CyberSource Corp. *	25,146	299,992
Euronet Worldwide, Inc. *	17,208	172,940
ExlService Holdings, Inc. *	5,200	41,340
Forrester Research, Inc. *	5,681	118,619
Gartner, Inc. *	21,526	304,808
Gevity HR, Inc.	9,253	18,599
Global Cash Access Holdings, Inc. *	14,700	39,837
Hackett Group, Inc. (The) *	14,800	41,588
Heartland Payment Systems, Inc.	8,900	80,723
iGate Corp. *	8,000	32,720
infoGROUP, Inc.	12,100	44,649
Integral Systems, Inc. *	6,202	67,788
Mantech International Corp., Class A *	7,496	402,010
MAXIMUS, Inc.	6,422	238,642
NCI, Inc., Class A *	2,300	69,000
Ness Technologies, Inc. *	14,275	56,672
Online Resources Corp. *	10,500	33,180
Perot Systems Corp., Class A *	31,448	408,510
RightNow Technologies, Inc. *	10,100	58,984
Safeguard Scientifics, Inc. *	33,700	20,220
Sapient Corp. *	31,962	136,158
SRA International, Inc., Class A *	15,500	253,115
Syntel, Inc.	4,740	102,147
TeleTech Holdings, Inc. *	13,211	106,877
TNS, Inc. *	8,900	73,603
VeriFone Holdings, Inc. *	24,900	115,287
Virtusa Corp. *	3,500	26,425
Wright Express Corp. *	14,175	165,281

		4,581,755

Insurance 3.8%
AMBAC Financial Group, Inc.	104,600	119,244
American Equity Investment Life Holding Co.	19,885	133,031
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
American Physicians Capital, Inc.	3,075	130,749
American Safety Insurance Holdings Ltd. *	4,000	48,880
Amerisafe, Inc. *	6,900	129,237
Amtrust Financial Services, Inc.	5,800	47,618
Argo Group International Holdings Ltd. *	11,162	347,250
Aspen Insurance Holdings Ltd.	31,200	689,520
Assured Guaranty Ltd.	20,300	154,889
Baldwin & Lyons, Inc., Class B	2,881	48,372
CastlePoint Holdings Ltd.	11,500	156,170
Citizens, Inc. *	13,600	110,840
CNA Surety Corp. *	6,100	100,955
Crawford & Co., Class B *	8,820	79,115
Delphi Financial Group, Inc., Class A	15,059	228,445
Donegal Group, Inc., Class A	4,288	60,118
eHealth, Inc. *	9,100	125,762
EMC Insurance Group, Inc.	2,170	42,141
Employers Holdings, Inc.	17,960	243,178
Enstar Group Ltd. *	2,000	108,300
FBL Financial Group, Inc., Class A	4,647	47,911
First Acceptance Corp. *	4,700	13,207
First Mercury Financial Corp. *	5,300	58,565
Flagstone Reinsurance Holdings Ltd	10,300	86,417
FPIC Insurance Group, Inc. *	3,050	118,736
Greenlight Capital Re Ltd., Class A *	10,500	127,575
Hallmark Financial Services *	2,200	17,028
Harleysville Group, Inc.	4,758	135,318
Hilltop Holdings, Inc. *	16,462	164,620
Horace Mann Educators Corp.	14,759	137,997
Independence Holding Co.	1,120	3,360
Infinity Property & Casualty Corp.	5,185	199,104
IPC Holdings Ltd.	17,000	436,220
Kansas City Life Insurance Co.	1,400	44,338
Maiden Holdings Ltd.	17,900	81,445
Max Capital Group Ltd.	20,500	348,705
Meadowbrook Insurance Group, Inc.	20,235	122,826
Montpelier Re Holdings Ltd.	34,000	480,760
National Financial Partners Corp.	14,401	37,011
National Interstate Corp.	2,300	36,524
National Western Life Insurance Co., Class A	742	92,104
Navigators Group, Inc. *	4,792	246,021
NYMAGIC, Inc.	1,900	32,414
Odyssey Re Holdings Corp.	7,960	374,518
Phoenix Cos., Inc. (The)	41,776	73,108
Platinum Underwriters Holdings Ltd.	16,000	444,960
PMA Capital Corp., Class A *	11,623	64,043
Presidential Life Corp.	7,881	76,209
ProAssurance Corp. *	11,717	553,745
RLI Corp.	6,814	384,923
Safety Insurance Group, Inc.	5,905	206,793
SeaBright Insurance Holdings, Inc. *	7,700	79,849
Selective Insurance Group	19,368	297,299
State Auto Financial Corp.	5,200	114,920
Stewart Information Services Corp.	6,202	92,038
Tower Group, Inc.	6,900	172,983
United America Indemnity Ltd., Class A *	6,700	70,886
United Fire & Casualty Co.	8,317	166,756
Validus Holdings Ltd.	23,000	524,860
Zenith National Insurance Corp.	13,552	379,998

		10,249,908

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A *	9,546	23,960
Bidz.com, Inc. *	2,000	6,280
Blue Nile, Inc. *	4,903	99,139
Drugstore.com, Inc. *	29,300	29,007
Gaiam, Inc., Class A *	6,600	23,562
Netflix, Inc. *	14,680	530,535
NutriSystem, Inc.	11,100	143,079
Orbitz Worldwide, Inc. *	13,400	40,200
Overstock.com, Inc. *	5,600	61,488
PetMed Express, Inc. *	8,600	124,184
Shutterfly, Inc. *	7,200	47,592
Stamps.com, Inc. *	5,016	41,031

		1,170,057

Internet Software & Services 1.9%
Ariba, Inc. *	31,075	237,413
Art Technology Group, Inc. *	47,100	80,541
AsiaInfo Holdings, Inc. *	12,600	109,998
Bankrate, Inc. *	4,655	155,291
Chordiant Software, Inc. *	11,140	26,179
comScore, Inc. *	6,600	83,226
Constant Contact, Inc. *	7,400	112,998
DealerTrack Holdings, Inc. *	14,500	165,155
Dice Holdings, Inc. *	5,800	16,588
Digital River, Inc. *	13,488	334,098
DivX, Inc. *	9,800	49,294
EarthLink, Inc. *	39,985	301,087
GSI Commerce, Inc. *	8,523	73,042
HSW International, Inc. *	7,700	1,771
Infospace, Inc. *	12,509	100,197
Internap Network Services Corp. *	18,550	49,899
Internet Brands, Inc., Class A *	8,100	40,257
Internet Capital Group, Inc. *	14,100	60,771
Interwoven, Inc. *	16,561	261,167
j2 Global Communications, Inc. *	16,180	316,804
Keynote Systems, Inc. *	5,100	44,625
Knot, Inc. (The) *	10,300	70,864
Limelight Networks, Inc. *	10,700	32,742
Liquidity Services, Inc. *	5,335	38,039
LoopNet, Inc. *	10,700	69,550
Marchex, Inc., Class B	8,700	43,587
MercadoLibre, Inc. *	9,300	124,713
ModusLink Global Solutions, Inc. *	17,224	40,132
Move, Inc. *	46,939	79,327
NIC, Inc.	14,600	77,964
Omniture, Inc. *	22,691	206,261
Perficient, Inc. *	11,700	45,747
Rackspace Hosting, Inc. *	6,300	30,870
RealNetworks, Inc. *	31,228	88,063
S1 Corp. *	16,978	113,243
SAVVIS, Inc. *	13,730	87,597
SonicWALL, Inc. *	19,451	68,468
SupportSoft, Inc. *	17,000	32,130
Switch & Data Facilities Co., Inc. *	7,500	51,600
TechTarget, Inc. *	5,100	19,737
Terremark Worldwide, Inc. *	19,290	67,708
TheStreet.com, Inc.	6,900	18,837
United Online, Inc.	28,063	171,746
ValueClick, Inc. *	31,534	197,087
Vignette Corp. *	9,031	62,946
VistaPrint Ltd. *	16,100	368,690
Vocus, Inc. *	5,900	90,034
Web.com Group, Inc. *	10,100	30,300
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Websense, Inc. *	16,450	184,240

		5,132,623

Leisure Equipment & Products 0.4%
Brunswick Corp.	31,900	88,682
Callaway Golf Co.	24,169	183,926
JAKKS Pacific, Inc. *	9,437	173,075
Leapfrog Enterprises, Inc. *	12,140	24,401
Marine Products Corp.	3,726	13,935
Nautilus, Inc. *	9,430	13,108
Polaris Industries, Inc.	12,000	255,240
Pool Corp.	17,400	275,790
RC2 Corp. *	6,365	36,981
Smith & Wesson Holding Corp. *	13,800	32,568
Steinway Musical Instruments *	2,500	28,900

		1,126,606

Life Sciences Tools & Services 1.3%
Accelrys, Inc. *	9,800	37,044
Affymetrix, Inc. *	25,300	80,454
Albany Molecular Research, Inc. *	8,585	73,573
AMAG Pharmaceuticals, Inc. *	6,160	217,140
Bio-Rad Laboratories, Inc., Class A *	6,915	439,379
Bruker Corp. *	18,413	74,204
Caliper Life Sciences, Inc. *	17,700	22,833
Cambrex Corp. *	10,624	34,741
Clinical Data, Inc. *	4,100	31,898
Dionex Corp. *	6,645	336,503
Enzo Biochem, Inc. *	11,764	57,526
eResearchTechnology, Inc. *	15,789	91,418
Exelixis, Inc. *	38,240	188,523
Kendle International, Inc. *	4,700	89,770
Life Sciences Research, Inc. *	3,200	21,120
Luminex Corp. *	14,960	304,735
Medivation, Inc. *	9,300	174,375
Nektar Therapeutics *	33,695	138,487
PAREXEL International Corp. *	20,602	203,754
PharmaNet Development Group, Inc. *	7,325	9,596
Sequenom, Inc. *	22,100	489,736
Varian, Inc. *	10,769	299,809

		3,416,618

Machinery 2.7%
3D Systems Corp. *	6,500	39,000
Actuant Corp., Class A	20,360	335,533
Alamo Group, Inc.	2,300	28,865
Albany International Corp., Class A	10,767	107,778
Altra Holdings, Inc. *	9,600	67,488
American Railcar Industries, Inc.	3,400	28,526
Ampco-Pittsburgh Corp.	3,000	55,470
Astec Industries, Inc. *	6,559	161,155
Badger Meter, Inc.	5,300	125,027
Barnes Group, Inc.	17,414	196,778
Blount International, Inc. *	13,900	116,482
Briggs & Stratton Corp.	18,080	267,403
Cascade Corp.	3,346	76,590
Chart Industries, Inc. *	10,300	87,138
China Fire & Security Group, Inc. *	5,100	33,762
CIRCOR International, Inc.	6,085	135,391
Clarcor, Inc.	18,394	558,074
Colfax Corp. *	7,900	72,048
Columbus McKinnon Corp. *	6,900	87,768
Commercial Vehicle Group, Inc. *	8,100	8,100
Dynamic Materials Corp.	4,630	56,208
Energy Recovery, Inc. *	5,400	33,750
EnPro Industries, Inc. *	7,400	135,420
ESCO Technologies, Inc. *	9,453	335,014
Federal Signal Corp.	17,443	117,740
Flanders Corp. *	5,900	24,072
Flow International Corp. *	13,900	21,545
Force Protection, Inc. *	24,900	149,649
FreightCar America, Inc.	4,330	82,919
Gorman-Rupp Co. (The)	5,197	133,043
Graham Corp.	3,600	35,856
Greenbrier Cos., Inc.	5,990	33,245
Hurco Cos., Inc. *	2,300	32,614
K-Tron International, Inc. *	900	64,539
Kadant, Inc. *	4,903	49,226
Kaydon Corp.	12,448	338,586
Key Technology, Inc. *	2,100	27,846
LB Foster Co., Class A *	3,700	97,643
Lindsay Corp.	4,328	112,528
Lydall, Inc. *	6,100	22,509
Met-Pro Corp.	5,500	60,280
Middleby Corp. *	6,592	152,671
Mueller Industries, Inc.	13,525	272,123
Mueller Water Products, Inc., Class A	41,870	283,460
NACCO Industries, Inc., Class A	2,122	67,883
NN, Inc.	6,000	10,200
Nordson Corp.	12,297	371,492
Omega Flex, Inc.	1,000	15,600
PMFG, Inc. *	4,700	32,900
RBC Bearings, Inc. *	7,900	144,412
Robbins & Myers, Inc.	10,246	177,153
Sauer-Danfoss, Inc.	4,038	30,447
Sun Hydraulics Corp.	4,250	65,450
Tecumseh Products Co., Class A *	6,001	49,208
Tennant Co.	6,024	81,565
Thermadyne Holdings Corp. *	4,900	17,150
Titan International, Inc.	12,550	97,388
Trimas Corp. *	3,500	5,040
Twin Disc, Inc.	3,200	21,024
Wabash National Corp.	11,240	31,697
Wabtec Corp.	17,578	526,110
Watts Water Technologies, Inc., Class A	10,630	236,836
Xerium Technologies, Inc. *	7,000	3,430

		7,245,847

Marine 0.2%
American Commercial Lines, Inc. *	13,000	52,520
Eagle Bulk Shipping, Inc.	17,000	90,780
Genco Shipping & Trading Ltd.	8,800	136,840
Horizon Lines, Inc., Class A	11,000	37,840
International Shipholding Corp.	2,200	47,300
TBS International Ltd., Class A *	3,800	37,392
Ultrapetrol Bahamas Ltd. *	8,400	19,152

		421,824

Media 0.9%
AH Belo Corp., Class A	7,800	15,600
Arbitron, Inc.	9,953	149,494
Belo Corp., Class A	32,600	46,618
Charter Communications, Inc., Class A *	144,620	13,016
Cinemark Holdings, Inc.	10,900	86,219
Citadel Broadcasting Co. *	56,760	10,217
CKX, Inc. *	19,200	62,784
Cox Radio, Inc., Class A *	8,690	43,885
Cross Media Marketing Corp. *(a)	100	0
Crown Media Holdings, Inc., Class A *	4,358	7,191
Cumulus Media, Inc., Class A *	9,994	17,190
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Dolan Media Co. *	9,300	48,360
Entercom Communications Corp., Class A	9,600	11,232
Entravision Communications Corp., Class A *	21,573	18,121
Fisher Communications, Inc.	2,400	36,600
Global Sources Ltd. *	6,212	26,587
Global Traffic Network, Inc. *	4,400	20,724
Gray Television, Inc.	16,158	5,332
Harte-Hanks, Inc.	13,400	84,420
Interactive Data Corp.	13,300	303,373
Journal Communications, Inc., Class A	15,520	27,781
Knology, Inc. *	10,400	48,880
Lee Enterprises, Inc.	15,100	4,681
Lin TV Corp., Class A *	10,000	7,000
Live Nation, Inc. *	27,600	144,348
Martha Stewart Living Omnimedia, Class A *	9,308	21,781
Marvel Entertainment, Inc. *	17,850	491,053
McClatchy Co., Class A	21,000	13,860
Media General, Inc., Class A	8,400	16,380
Mediacom Communications Corp., Class A *	14,341	77,441
National CineMedia, Inc.	15,320	154,426
Outdoor Channel Holdings, Inc. *	6,100	37,149
Playboy Enterprises, Inc., Class B *	8,134	14,072
Primedia, Inc.	9,866	17,561
RCN Corp. *	13,730	50,526
RHI Entertainment, Inc. *	5,000	21,150
Scholastic Corp.	8,722	95,070
Sinclair Broadcast Group, Inc., Class A	17,735	32,810
Valassis Communications, Inc. *	17,700	22,656
Value Line, Inc.	200	7,202
World Wrestling Entertainment, Inc., Class A	7,769	75,670

		2,388,460

Metals & Mining 1.0%
Allied Nevada Gold Corp. *	16,400	82,000
AM Castle & Co.	6,000	50,760
AMCOL International Corp.	9,350	135,482
Apex Silver Mines Ltd. *(a)	17,500	0
Brush Engineered Materials, Inc. *	7,436	93,396
China Precision Steel, Inc. *	6,500	8,385
Coeur d’Alene Mines Corp. *	185,955	132,028
Compass Minerals International, Inc.	11,760	707,599
General Moly, Inc. *	20,000	18,000
General Steel Holdings, Inc. *	4,000	11,040
Haynes International, Inc. *	4,300	78,561
Hecla Mining Co. *	61,838	163,871
Horsehead Holding Corp. *	12,800	50,688
Kaiser Aluminum Corp.	5,700	141,588
Olympic Steel, Inc.	3,300	52,371
Royal Gold, Inc.	10,675	513,254
RTI International Metals, Inc. *	8,410	111,937
Stillwater Mining Co. *	14,435	59,905
Sutor Technology Group Ltd. *	3,200	6,016
Universal Stainless & Alloy *	2,500	36,250
Worthington Industries, Inc.	23,375	235,152

		2,688,283

Multi-Utility 0.6%
Avista Corp.	19,276	367,015
Black Hills Corp.	13,980	370,470
CH Energy Group, Inc.	5,763	291,493
NorthWestern Corp.	13,100	317,151
PNM Resources, Inc.	31,500	316,260

		1,662,389

Multiline Retail 0.2%
99 Cents Only Stores *	17,116	143,432
Dillard’s, Inc., Class A	20,800	90,480
Fred’s, Inc., Class A	14,560	149,386
Retail Ventures, Inc. *	10,705	25,585
Tuesday Morning Corp. *	11,242	13,265

		422,148

Natural Gas Utility 1.5%
Chesapeake Utilities Corp.	2,100	60,837
Laclede Group, Inc. (The)	7,900	358,581
New Jersey Resources Corp.	15,137	606,842
Nicor, Inc.	16,387	560,599
Northwest Natural Gas Co.	9,316	400,029
Piedmont Natural Gas Co.	26,800	694,388
South Jersey Industries, Inc.	10,804	402,989
Southwest Gas Corp.	15,786	406,648
WGL Holdings, Inc.	17,995	577,640

		4,068,553

Oil, Gas & Consumable Fuels 3.1%
Abraxas Petroleum Corp. *	15,600	17,004
Alon USA Energy, Inc.	4,000	47,200
American Oil & Gas, Inc. *	13,900	11,398
APCO Argentina, Inc.	1,400	34,300
Approach Resources, Inc. *	3,300	22,770
Arena Resources, Inc. *	13,800	336,168
Atlas America, Inc.	12,597	159,982
ATP Oil & Gas Corp. *	10,100	45,147
Aventine Renewable Energy Holdings, Inc. *	10,710	4,927
Berry Petroleum Co., Class A	15,580	114,669
Bill Barrett Corp. *	13,300	294,063
BMB Munai, Inc. *	14,800	17,168
BPZ Resources, Inc. *	21,800	125,568
Brigham Exploration Co. *	16,902	42,255
Callon Petroleum Co. *	7,800	16,458
Cano Petroleum, Inc. *	17,400	10,788
Carrizo Oil & Gas, Inc. *	9,940	137,768
Cheniere Energy, Inc. *	17,700	62,304
Clayton Williams Energy, Inc. *	2,000	79,600
Clean Energy Fuels Corp. *	9,000	62,280
Comstock Resources, Inc. *	16,531	630,327
Concho Resources, Inc. *	20,100	506,922
Contango Oil & Gas Co. *	4,800	214,080
Crosstex Energy, Inc.	14,700	48,804
CVR Energy, Inc. *	8,400	42,924
Delek US Holdings, Inc.	5,000	34,750
Delta Petroleum Corp. *	22,680	98,431
DHT Maritime, Inc.	14,300	88,803
Double Eagle Petroleum Co. *	3,100	18,166
Endeavour International Corp. *	38,600	26,634
Energy Partners Ltd. *	11,861	13,759
Energy XXI (Bermuda) Ltd.	42,300	29,610
Evergreen Energy, Inc. *	23,660	14,196
EXCO Resources, Inc. *	54,300	550,602
FX Energy, Inc. *	14,700	42,336
Gasco Energy, Inc. *	33,800	14,196
General Maritime Corp.	17,624	187,167
GeoGlobal Resources, Inc. *	14,100	16,074
GeoMet, Inc. *	6,900	8,625
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
GeoResources, Inc. *	2,300	16,514
GMX Resources, Inc. *	6,100	138,287
Golar LNG Ltd.	12,900	79,464
Goodrich Petroleum Corp. *	8,195	236,836
Gran Tierra Energy, Inc. *	80,500	227,815
GreenHunter Energy, Inc. *	1,200	4,536
Gulfport Energy Corp. *	9,600	36,768
Harvest Natural Resources, Inc. *	12,065	48,260
Houston American Energy Corp.	5,500	12,925
International Coal Group, Inc. *	46,400	112,288
James River Coal Co. *	10,000	135,600
Knightsbridge Tankers Ltd.	6,200	93,620
McMoRan Exploration Co. *	21,807	145,889
Meridian Resource Corp. *	28,200	8,742
National Coal Corp. *	10,300	12,978
Nordic American Tanker Shipping	13,400	384,044
Northern Oil & Gas, Inc. *	7,800	24,648
Oilsands Quest, Inc. *	51,600	50,052
Pacific Ethanol, Inc. *	17,000	9,350
Panhandle Oil & Gas, Inc.	2,700	54,675
Parallel Petroleum Corp. *	15,265	36,941
Penn Virginia Corp.	15,180	312,708
Petrocorp, Inc. *(a)	1,500	0
Petroleum Development Corp. *	5,456	94,116
PetroQuest Energy, Inc. *	15,800	100,014
PrimeEnergy Corp. *	300	9,168
Quest Resource Corp. *	9,300	3,627
RAM Energy Resources, Inc. *	17,000	15,300
Rentech, Inc. *	59,000	40,710
Rex Energy Corp. *	6,200	14,818
Rosetta Resources, Inc. *	18,705	113,539
Ship Finance International Ltd.	15,400	174,944
Stone Energy Corp. *	11,549	99,091
Swift Energy Co. *	11,120	170,358
Teekay Tankers Ltd., Class A	4,900	57,477
Toreador Resources Corp. *	6,200	14,756
Tri-Valley Corp. *	8,400	11,340
TXCO Resources, Inc. *	13,000	20,930
Uranium Resources, Inc. *	16,600	11,520
USEC, Inc. *	40,513	206,211
VAALCO Energy, Inc. *	21,500	161,465
Venoco, Inc. *	7,400	21,978
Warren Resources, Inc. *	21,340	38,412
Western Refining, Inc.	10,900	127,094
Westmoreland Coal Co. *	3,500	32,025
World Fuel Services Corp.	10,420	351,883

		8,301,939

Paper & Forest Products 0.3%
AbitibiBowater, Inc. *	17,350	13,186
Buckeye Technologies, Inc. *	14,290	41,727
Clearwater Paper Corp. *	3,211	36,316
Deltic Timber Corp.	3,856	152,582
Glatfelter	16,510	143,802
KapStone Paper and Packaging Corp. *	6,700	11,993
Louisiana-Pacific Corp.	37,800	78,624
Mercer International, Inc. *	11,220	14,362
Neenah Paper, Inc.	5,300	35,669
Schweitzer-Mauduit International, Inc.	5,742	122,879
Verso Paper Corp.	5,200	3,484
Wausau Paper Corp.	16,047	152,607

		807,231

Personal Products 0.4%
American Oriental Bioengineering, Inc. *	22,500	112,500
Chattem, Inc. *	6,226	420,877
China Sky One Medical, Inc. *	2,900	40,687
Elizabeth Arden, Inc. *	8,907	51,928
Inter Parfums, Inc.	5,150	31,106
Mannatech, Inc.	6,200	16,678
Nu Skin Enterprises, Inc., Class A	17,998	170,801
Prestige Brands Holdings, Inc. *	12,300	78,105
Schiff Nutrition International, Inc. *	4,000	19,240
USANA Health Sciences, Inc. *	2,510	58,257

		1,000,179

Pharmaceuticals 1.4%
Acura Pharmaceuticals, Inc. *	3,000	13,500
Adolor Corp. *	17,000	34,000
Akorn, Inc. *	20,900	46,607
Alexza Pharmaceuticals, Inc. *	8,800	25,432
Ardea Biosciences, Inc. *	4,600	57,270
Auxilium Pharmaceuticals, Inc. *	15,000	458,400
Biodel, Inc. *	4,000	17,680
BioForm Medical, Inc. *	8,300	9,628
BioMimetic Therapeutics, Inc. *	4,900	39,543
Cadence Pharmaceuticals, Inc. *	7,400	53,280
Caraco Pharmaceutical Laboratories Ltd. *	4,000	18,400
Columbia Laboratories, Inc. *	17,300	20,760
Cypress Bioscience, Inc. *	13,720	116,620
Depomed, Inc. *	18,800	40,608
Discovery Laboratories, Inc. *	35,500	40,115
Durect Corp. *	29,800	84,334
Inspire Pharmaceuticals, Inc. *	15,400	58,520
Javelin Pharmaceuticals, Inc. *	18,300	20,679
Jazz Pharmaceuticals, Inc. *	1,900	1,824
KV Pharmaceutical Co., Class A *	12,023	7,815
MAP Pharmaceuticals, Inc. *	2,900	26,332
Medicines Co. (The) *	18,979	242,931
Medicis Pharmaceutical Corp., Class A	20,560	286,401
MiddleBrook Pharmaceuticals, Inc. *	13,300	18,620
Noven Pharmaceuticals, Inc. *	9,000	89,370
Obagi Medical Products, Inc. *	6,500	43,485
Optimer Pharmaceuticals, Inc. *	9,400	98,606
Pain Therapeutics, Inc. *	12,510	83,066
Par Pharmaceutical Cos., Inc. *	12,595	155,045
Pozen, Inc. *	9,505	68,246
Questcor Pharmaceuticals, Inc. *	18,400	118,680
Salix Pharmaceuticals Ltd. *	17,370	138,960
Sucampo Pharmaceuticals, Inc., Class A *	3,500	17,045
Valeant Pharmaceuticals International *	23,200	503,440
ViroPharma, Inc. *	28,600	343,200
Vivus, Inc. *	25,200	123,732
XenoPort, Inc. *	9,500	248,140

		3,770,314

Professional Services 1.4%
Administaff, Inc.	7,819	164,903
Advisory Board Co. (The) *	5,800	101,500
CBIZ, Inc. *	16,343	132,869
CDI Corp.	4,521	48,465
China Direct, Inc. *	2,300	2,967
COMSYS IT Partners, Inc. *	5,490	10,980
CoStar Group, Inc. *	7,065	209,265
CRA International, Inc. *	4,031	84,691
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Duff & Phelps Corp., Class A *	3,900	55,731
Exponent, Inc. *	5,000	122,600
First Advantage Corp., Class A *	3,736	47,597
Heidrick & Struggles International, Inc.	6,255	95,076
Hill International, Inc. *	8,600	47,300
Hudson Highland Group, Inc. *	9,150	22,509
Huron Consulting Group, Inc. *	7,600	379,848
ICF International, Inc. *	2,500	59,325
Kelly Services, Inc., Class A	9,540	86,432
Kforce, Inc. *	11,175	69,844
Korn/Ferry International *	16,879	158,663
LECG Corp. *	9,300	30,411
MPS Group, Inc. *	34,326	207,672
Navigant Consulting, Inc. *	17,569	251,764
Odyssey Marine Exploration, Inc. *	19,100	75,445
On Assignment, Inc. *	12,900	59,727
Resources Connection, Inc. *	16,555	239,551
School Specialty, Inc. *	6,808	112,332
Spherion Corp. *	19,667	28,124
TrueBlue, Inc. *	16,169	137,436
Volt Information Sciences, Inc. *	4,657	24,822
VSE Corp.	1,500	43,140
Watson Wyatt Worldwide, Inc., Class A	15,485	720,052

		3,831,041

Real Estate Investment Trusts 5.0%
Acadia Realty Trust	11,799	137,694
Agree Realty Corp.	2,900	39,875
Alexander’s, Inc. *	700	134,708
American Campus Communities, Inc.	14,804	316,361
American Capital Agency Corp.	3,600	71,928
Anthracite Capital, Inc.	21,651	36,590
Anworth Mortgage Asset Corp.	32,600	202,120
Arbor Realty Trust, Inc.	5,130	9,131
Ashford Hospitality Trust, Inc. *	36,410	51,702
Associated Estates Realty Corp.	5,300	39,326
BioMed Realty Trust, Inc.	29,203	322,401
Capital Trust, Inc., Class A	6,068	16,202
CapLease, Inc.	16,500	26,400
Capstead Mortgage Corp.	20,500	218,735
Care Investment Trust, Inc.	5,000	39,100
Cedar Shopping Centers, Inc.	14,000	85,820
Chimera Investment Corp.	49,600	163,680
Cogdell Spencer, Inc.	4,400	37,136
Colonial Properties Trust	17,300	127,155
Corporate Office Properties Trust	15,280	403,086
Cousins Properties, Inc.	15,902	152,818
DCT Industrial Trust, Inc.	62,470	228,016
DiamondRock Hospitality Co. *	34,560	141,696
DuPont Fabros Technology, Inc.	4,100	15,293
EastGroup Properties, Inc.	9,110	276,762
Education Realty Trust, Inc.	10,400	48,360
Entertainment Properties Trust	12,014	272,117
Equity Lifestyle Properties, Inc.	7,436	280,560
Equity One, Inc.	11,725	167,081
Extra Space Storage, Inc.	31,140	252,545
FelCor Lodging Trust, Inc. *	23,100	33,495
First Industrial Realty Trust, Inc.	16,102	87,595
First Potomac Realty Trust	10,000	82,800
Franklin Street Properties Corp.	21,500	245,530
Friedman Billings Ramsey Group, Inc., Class A *	44,800	8,064
Getty Realty Corp.	6,335	131,388
Glimcher Realty Trust	13,778	25,489
Gramercy Capital Corp. *	15,408	18,336
Hatteras Financial Corp.	5,700	140,904
Healthcare Realty Trust, Inc.	21,400	353,314
Hersha Hospitality Trust	17,700	43,011
Highwoods Properties, Inc.	23,164	522,580
Home Properties, Inc.	11,490	412,376
Inland Real Estate Corp.	20,870	205,987
Investors Real Estate Trust	20,897	207,925
JER Investors Trust, Inc.	8,500	7,395
Kite Realty Group Trust	8,669	40,137
LaSalle Hotel Properties	14,586	121,501
Lexington Realty Trust	27,595	122,246
LTC Properties, Inc.	8,440	174,624
Maguire Properties, Inc. *	14,110	29,349
Medical Properties Trust, Inc.	27,110	123,351
MFA Financial, Inc.	71,974	412,411
Mid-America Apartment Communities, Inc.	10,292	304,026
Mission West Properties, Inc.	7,200	50,184
Monmouth Real Estate Investment Corp., Class A	7,700	45,969
National Health Investors, Inc.	8,137	211,969
National Retail Properties, Inc.	28,540	411,832
Newcastle Investment Corp.	17,597	9,326
NorthStar Realty Finance Corp.	20,220	78,454
Omega Healthcare Investors, Inc.	29,800	435,974
One Liberty Properties, Inc.	3,100	19,065
Parkway Properties, Inc.	5,582	83,283
Pennsylvania Real Estate Investment Trust	12,867	57,001
Post Properties, Inc.	16,076	210,435
Potlatch Corp.	14,341	361,250
PS Business Parks, Inc.	5,445	233,591
RAIT Financial Trust	22,643	39,172
Ramco-Gershenson Properties Trust	5,739	28,236
Realty Income Corp.	36,900	711,063
Redwood Trust, Inc.	11,920	151,265
Resource Capital Corp.	8,000	24,560
Saul Centers, Inc.	3,445	112,652
Senior Housing Properties Trust	41,697	674,657
Sovran Self Storage, Inc.	8,001	208,026
Strategic Hotels & Resorts, Inc. *	27,332	37,445
Sun Communities, Inc.	6,010	72,120
Sunstone Hotel Investors, Inc.	17,650	76,072
Tanger Factory Outlet Centers	11,497	348,359
U-Store-It Trust	18,010	67,538
Universal Health Realty Income Trust	4,273	130,754
Urstadt Biddle Properties, Inc., Class A	7,580	112,108
Washington Real Estate Investment Trust	19,084	454,390
Winthrop Realty Trust, Inc.	4,060	41,087

		13,666,069

Real Estate Management & Development 0.2%
Avatar Holdings, Inc. *	2,192	56,882
Consolidated-Tomoka Land Co.	1,980	57,519
Forestar Group, Inc. *	13,000	144,950
FX Real Estate and Entertainment, Inc. *	2,340	164
Grubb & Ellis Co. *	12,900	8,127
Maui Land & Pineapple Co., Inc. *	1,737	16,032
Meruelo Maddux Properties, Inc. *	13,570	5,564
Stratus Properties, Inc. *	2,000	16,820
Tejon Ranch Co. *	4,043	88,340
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Thomas Properties Group, Inc.	8,900	17,800

		412,198

Road & Rail 0.7%
AMERCO *	3,404	104,673
Arkansas Best Corp.	8,225	192,383
Celadon Group, Inc. *	8,000	62,560
Dollar Thrifty Automotive Group, Inc. *	8,100	9,396
Genesee & Wyoming, Inc., Class A *	11,180	303,760
Heartland Express, Inc.	20,346	273,857
Knight Transportation, Inc.	20,820	277,739
Marten Transport Ltd. *	5,545	97,925
Old Dominion Freight Line, Inc. *	10,079	252,781
Patriot Transportation Holding, Inc. *	500	34,405
Saia, Inc. *	4,955	52,969
Universal Truckload Services, Inc. *	2,200	27,192
Werner Enterprises, Inc.	15,462	231,930
YRC Worldwide, Inc. *	20,800	59,904

		1,981,474

Semiconductors & Semiconductor Equipment 2.5%
Actel Corp. *	9,209	83,065
Advanced Analogic Technologies, Inc. *	16,700	50,267
Advanced Energy Industries, Inc. *	11,945	107,266
Amkor Technology, Inc. *	39,800	92,336
Anadigics, Inc. *	23,000	46,690
Applied Micro Circuits Corp. *	23,617	94,468
Asyst Technologies, Inc. *	15,709	4,241
Atheros Communications, Inc. *	21,565	258,996
ATMI, Inc. *	11,657	157,486
AuthenTec, Inc. *	9,400	15,604
Axcelis Technologies, Inc. *	32,433	9,243
Brooks Automation, Inc. *	23,178	105,923
Cabot Microelectronics Corp. *	8,532	194,188
Cavium Networks, Inc. *	11,000	100,100
Ceva, Inc. *	7,400	50,542
Cirrus Logic, Inc. *	23,797	67,108
Cohu, Inc.	8,445	84,281
Cymer, Inc. *	11,038	225,175
Diodes, Inc. *	10,540	68,299
DSP Group, Inc. *	8,448	54,997
EMCORE Corp. *	27,000	35,640
Entegris, Inc. *	41,754	58,038
Entropic Communications, Inc. *	400	208
Exar Corp. *	13,664	92,505
FEI Co. *	13,268	241,478
FormFactor, Inc. *	17,737	275,988
Hittite Microwave Corp. *	7,100	181,902
IXYS Corp.	8,802	60,294
Kopin Corp. *	25,300	39,974
Kulicke & Soffa Industries, Inc. *	22,368	34,223
Lattice Semiconductor Corp. *	42,175	64,950
LTX-Credence Corp. *	46,873	13,593
Mattson Technology, Inc. *	18,274	17,909
Micrel, Inc.	18,058	137,241
Microsemi Corp. *	29,108	244,507
Microtune, Inc. *	19,950	34,115
MIPS Technologies, Inc. *	16,374	27,508
MKS Instruments, Inc. *	18,123	254,628
Monolithic Power Systems, Inc. *	9,500	115,425
NetLogic Microsystems, Inc. *	6,200	131,502
NVE Corp. *	1,400	45,472
OmniVision Technologies, Inc. *	18,628	124,621
Pericom Semiconductor Corp. *	8,100	49,977
Photronics, Inc. *	15,492	24,632
PLX Technology, Inc. *	10,500	17,325
PMC — Sierra, Inc. *	79,600	387,652
Power Integrations, Inc.	11,100	216,117
RF Micro Devices, Inc. *	95,960	103,637
Rubicon Technology, Inc. *	4,900	27,979
Rudolph Technologies, Inc. *	11,187	31,436
Semitool, Inc. *	8,418	23,318
Semtech Corp. *	22,435	263,611
Sigma Designs, Inc. *	9,700	99,134
Silicon Image, Inc. *	26,706	98,011
Silicon Storage Technology, Inc. *	28,584	58,597
SiRF Technology Holdings, Inc. *	22,275	22,721
Skyworks Solutions, Inc. *	59,337	256,336
Spansion, Inc., Class A *	42,600	2,854
Standard Microsystems Corp. *	8,161	113,030
Supertex, Inc. *	4,080	92,575
Techwell, Inc. *	5,600	31,640
Tessera Technologies, Inc. *	17,628	207,305
Trident Microsystems, Inc. *	22,373	38,034
TriQuint Semiconductor, Inc. *	52,339	105,725
Ultra Clean Holdings, Inc. *	7,200	8,064
Ultratech, Inc. *	8,550	95,760
Veeco Instruments, Inc. *	11,642	56,231
Volterra Semiconductor Corp. *	9,300	65,100
Zoran Corp. *	18,859	112,022

		6,710,819

Software 3.8%
ACI Worldwide, Inc. *	12,496	212,307
Actuate Corp. *	22,100	78,676
Advent Software, Inc. *	6,093	133,010
American Software, Inc., Class A	8,200	34,030
ArcSight, Inc. *	2,700	25,083
Blackbaud, Inc.	16,294	181,352
Blackboard, Inc. *	11,300	287,133
Bottomline Technologies, Inc. *	8,000	53,440
Callidus Software, Inc. *	11,000	28,820
Commvault Systems, Inc. *	15,600	207,012
Concur Technologies, Inc. *	15,700	387,633
Deltek, Inc. *	3,900	12,831
DemandTec, Inc. *	7,200	48,240
Digimarc Corp. *	2,442	23,297
Double-Take Software, Inc. *	6,300	47,691
Ebix, Inc. *	2,300	47,058
Entrust, Inc. *	22,700	34,050
Epicor Software Corp. *	21,589	76,425
EPIQ Systems, Inc. *	12,875	228,145
Fair Isaac Corp.	17,700	224,790
FalconStor Software, Inc. *	13,999	44,657
Guidance Software, Inc. *	3,500	11,970
i2 Technologies, Inc. *	5,700	35,568
Informatica Corp. *	32,253	411,548
Interactive Intelligence, Inc. *	5,100	35,037
Jack Henry & Associates, Inc.	27,235	484,783
JDA Software Group, Inc. *	9,329	104,485
Kenexa Corp. *	8,200	55,678
Lawson Software, Inc. *	42,940	181,207
Macrovision Solutions Corp. *	30,019	393,549
Magma Design Automation, Inc. *	16,298	18,743
Manhattan Associates, Inc. *	8,940	137,140
Mentor Graphics Corp. *	33,100	154,246
MICROS Systems, Inc. *	29,668	427,219
MicroStrategy, Inc., Class A *	3,286	127,168
Midway Games, Inc. *	6,637	1,659
Monotype Imaging Holdings, Inc. *	5,500	32,450
MSC.Software Corp. *	16,400	95,448
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Net 1 UEPS Technologies, Inc. *	18,200	244,426
NetScout Systems, Inc. *	10,700	152,154
NetSuite, Inc. *	2,600	18,200
OpenTV Corp., Class A *	31,900	38,280
Opnet Technologies, Inc. *	4,900	40,180
Parametric Technology Corp. *	41,895	377,055
Pegasystems, Inc.	5,300	71,921
Phoenix Technologies Ltd. *	10,100	26,058
Progress Software Corp. *	15,135	258,203
PROS Holdings, Inc. *	4,700	28,247
QAD, Inc.	4,100	10,496
Quality Systems, Inc.	6,354	236,877
Quest Software, Inc. *	24,762	308,782
Radiant Systems, Inc. *	10,135	35,067
Renaissance Learning, Inc.	3,565	25,775
Smith Micro Software, Inc. *	11,100	58,830
Solera Holdings, Inc. *	18,800	452,892
Sonic Solutions, Inc. *	8,300	10,873
Sourcefire, Inc. *	7,300	49,129
SPSS, Inc. *	6,473	166,227
SuccessFactors, Inc. *	8,900	59,897
Sybase, Inc. *	28,800	786,528
Symyx Technologies, Inc. *	12,259	58,843
Synchronoss Technologies, Inc. *	7,800	66,378
Take-Two Interactive Software, Inc.	28,000	196,560
Taleo Corp., Class A *	9,500	80,085
TeleCommunication Systems, Inc., Class A *	12,300	88,068
THQ, Inc. *	24,341	96,147
TIBCO Software, Inc. *	67,860	363,051
TiVo, Inc. *	37,079	266,598
Tyler Technologies, Inc. *	13,800	173,742
Ultimate Software Group, Inc. *	9,000	123,930
Unica Corp. *	4,600	22,540
VASCO Data Security International, Inc. *	9,800	66,444
Wind River Systems, Inc. *	24,746	197,226

		10,379,287

Specialty Retail 2.2%
Aaron Rents, Inc.	16,501	360,712
Aeropostale, Inc. *	24,299	512,952
America’s Car-Mart, Inc. *	3,700	33,633
Asbury Automotive Group, Inc. *	11,660	41,743
Bebe Stores, Inc.	14,000	79,100
Big 5 Sporting Goods Corp.	8,000	42,080
Blockbuster, Inc., Class A *	64,580	82,662
Borders Group, Inc. *	20,400	8,976
Brown Shoe Co., Inc.	15,454	72,479
Buckle, Inc. (The)	8,457	178,866
Build-A-Bear Workshop, Inc. *	6,100	25,620
Cabela’s, Inc. *	14,305	80,251
Cache, Inc. *	3,800	7,106
Casual Male Retail Group, Inc. *	11,806	4,486
Cato Corp. (The), Class A	10,091	133,504
Charlotte Russe Holding, Inc. *	7,636	39,325
Charming Shoppes, Inc. *	41,410	44,723
Chico’s FAS, Inc. *	64,200	254,232
Children’s Place Retail Stores, Inc. (The) *	8,511	160,092
Christopher & Banks Corp.	12,839	49,815
Citi Trends, Inc. *	5,200	49,556
Coldwater Creek, Inc. *	20,800	58,656
Collective Brands, Inc. *	23,314	248,760
Conn’s, Inc. *	3,600	43,776
Dress Barn, Inc. *	16,429	141,618
DSW, Inc., Class A *	4,865	48,553
Finish Line (The), Class A	15,556	73,891
Genesco, Inc. *	7,020	108,108
Group 1 Automotive, Inc.	8,463	84,376
Gymboree Corp. *	10,402	254,849
Haverty Furniture Cos., Inc.	6,475	51,930
hhgregg, Inc. *	4,600	37,260
Hibbett Sports, Inc. *	10,359	140,986
HOT Topic, Inc. *	15,938	136,111
J Crew Group, Inc. *	15,390	153,900
Jo-Ann Stores, Inc. *	9,283	118,544
JOS. A. Bank Clothiers, Inc. *	6,655	182,746
Lumber Liquidators, Inc. *	3,400	30,158
MarineMax, Inc. *	6,100	10,736
Men’s Wearhouse, Inc.	18,800	219,020
Midas, Inc. *	5,100	44,625
Monro Muffler, Inc.	5,975	145,013
New York & Co., Inc. *	8,700	17,226
Pacific Sunwear of California, Inc. *	23,760	29,700
Pep Boys — Manny, Moe & Jack	15,383	44,457
Pier 1 Imports, Inc. *	30,000	10,500
Rent-A-Center, Inc. *	24,250	360,112
REX Stores Corp. *	3,300	19,140
Sally Beauty Holdings, Inc. *	34,400	162,712
Shoe Carnival, Inc. *	3,300	25,905
Sonic Automotive, Inc., Class A	9,552	19,391
Stage Stores, Inc.	14,001	100,107
Stein Mart, Inc. *	9,433	11,037
Syms Corp. *	2,400	13,872
Systemax, Inc. *	4,000	40,520
Talbots, Inc.	9,100	18,473
Tractor Supply Co. *	11,800	397,778
Tween Brands, Inc. *	9,107	24,498
Ulta Salon, Cosmetics & Fragrance, Inc. *	7,400	43,142
Wet Seal, Inc. (The), Class A *	33,605	87,709
Zale Corp. *	11,702	14,510
Zumiez, Inc. *	7,200	51,480

		6,087,798

Textiles, Apparel & Luxury Goods 1.3%
American Apparel, Inc. *	12,500	25,375
Carter’s, Inc. *	20,608	350,130
Cherokee, Inc.	2,800	42,784
Columbia Sportswear Co.	4,500	129,240
CROCS, Inc. *	30,500	36,600
Deckers Outdoor Corp. *	4,778	249,603
FGX International Holdings Ltd. *	5,000	62,000
Fossil, Inc. *	16,545	190,929
Fuqi International, Inc. *	3,600	17,100
G-III Apparel Group Ltd. *	4,900	26,950
Iconix Brand Group, Inc. *	21,000	173,670
K-Swiss, Inc., Class A	9,481	101,636
Kenneth Cole Productions, Inc., Class A	3,270	20,895
Lululemon Athletica, Inc. *	7,100	48,280
Maidenform Brands, Inc. *	8,200	73,390
Movado Group, Inc.	5,837	44,828
Oxford Industries, Inc.	5,257	35,012
Perry Ellis International, Inc. *	4,482	17,211
Quiksilver, Inc. *	46,100	96,810
Skechers U.S.A., Inc., Class A *	11,985	119,371
Steven Madden Ltd. *	6,398	111,197
Timberland Co., Class A *	17,400	191,226
True Religion Apparel, Inc. *	6,200	70,742
Under Armour, Inc., Class A *	12,030	222,555
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

		Market
	Shares	Value
Unifi, Inc. *	16,600	30,544
UniFirst Corp.	5,243	137,576
Volcom, Inc. *	6,600	54,714
Warnaco Group, Inc. (The) *	16,523	374,081
Weyco Group, Inc.	2,300	66,194
Wolverine World Wide, Inc.	18,146	329,169

		3,449,812

Thrifts & Mortgage Finance 1.5%
Abington Bancorp, Inc.	8,900	62,745
Anchor Bancorp Wisconsin, Inc. *	7,117	14,376
Bank Mutual Corp.	17,560	155,055
BankFinancial Corp.	7,200	69,336
Beneficial Mutual Bancorp, Inc. *	11,900	114,002
Berkshire Hills Bancorp, Inc.	4,340	102,077
Brookline Bancorp, Inc.	21,185	204,859
Brooklyn Federal Bancorp, Inc.	1,700	21,131
Clifton Savings Bancorp, Inc.	3,100	32,364
Corus Bankshares, Inc.	13,940	15,473
Danvers Bancorp, Inc.	6,500	81,835
Dime Community Bancshares	8,564	86,068
Doral Financial Corp. *	2,000	10,220
Encore Bancshares, Inc. *	2,300	10,373
ESSA Bancorp, Inc.	6,100	81,374
Federal Agricultural Mortgage Corp., Class C	3,500	11,620
First Financial Holdings, Inc.	4,300	65,102
First Financial Northwest, Inc.	8,300	71,878
First Niagara Financial Group, Inc.	43,090	562,755
First Place Financial Corp.	6,235	17,895
FirstFed Financial Corp. *	5,236	4,451
Flagstar Bancorp, Inc. *	18,795	11,277
Flushing Financial Corp.	7,850	62,172
Fox Chase Bancorp, Inc. *	2,700	26,676
Guaranty Financial Group, Inc. *	33,200	51,792
Home Federal Bancorp, Inc.	2,900	26,071
Kearny Financial Corp.	6,500	70,135
Meridian Interstate Bancorp, Inc. *	3,800	33,250
NASB Financial, Inc.	1,100	22,836
NewAlliance Bancshares, Inc.	39,520	434,325
Northwest Bancorp, Inc.	6,190	114,886
OceanFirst Financial Corp.	3,300	42,306
Ocwen Financial Corp. *	12,960	115,344
Oritani Financial Corp. *	4,500	67,095
PMI Group, Inc. (The)	29,800	41,422
Provident Financial Services, Inc.	21,706	237,247
Provident New York Bancorp	14,575	138,463
Radian Group, Inc.	29,300	94,346
Rockville Financial, Inc.	3,000	34,260
Roma Financial Corp.	3,200	36,416
TrustCo Bank Corp. NY	27,608	184,974
United Community Financial Corp. *	6,899	3,518
United Financial Bancorp, Inc.	6,500	89,115
ViewPoint Financial Group	4,000	57,080
Waterstone Financial, Inc. *	2,560	6,323
Westfield Financial, Inc.	11,528	111,016
WSFS Financial Corp.	2,209	56,992

		3,964,326

Tobacco 0.2%
Alliance One International, Inc. *	32,511	78,026
Star Scientific, Inc. *	24,000	79,200
Universal Corp.	9,232	282,315
Vector Group Ltd.	11,989	174,560

		614,101

Trading Companies & Distributors 0.6%
Aceto Corp.	8,900	79,566
Aircastle Ltd.	17,000	69,360
Applied Industrial Technologies, Inc.	15,412	243,355
Beacon Roofing Supply, Inc. *	16,170	205,844
DXP Enterprises, Inc. *	2,600	35,308
H&E Equipment Services, Inc. *	6,000	40,020
Houston Wire & Cable Co.	6,500	46,475
Interline Brands, Inc. *	11,800	94,400
Kaman Corp.	9,208	175,781
Lawson Products	1,524	29,139
RSC Holdings, Inc. *	17,300	122,830
Rush Enterprises, Inc., Class A *	12,250	111,475
TAL International Group, Inc.	5,300	55,544
Textainer Group Holdings Ltd.	3,500	30,415
Watsco, Inc.	8,533	282,016

		1,621,528

Transportation Infrastructure 0.0%
CAI International, Inc. *	2,800	6,300

Water Utility 0.3%
American States Water Co.	6,246	215,924
Cadiz, Inc. *	4,400	40,832
California Water Service Group	7,097	308,720
Connecticut Water Service, Inc.	3,100	71,734
Consolidated Water Co. Ltd.	5,300	62,010
Middlesex Water Co.	4,900	81,095
SJW Corp.	4,745	127,593
Southwest Water Co.	8,925	39,984

		947,892

Wireless Telecommunication Services 0.2%
Centennial Communications Corp. *	23,600	193,048
FiberTower Corp. *	34,380	4,985
ICO Global Communications Holdings Ltd. *	32,100	18,939
iPCS, Inc. *	6,300	31,248
Syniverse Holdings, Inc. *	18,700	253,572
TerreStar Corp. *	17,500	8,750
USA Mobility, Inc.	8,524	90,099
Virgin Mobile USA, Inc., Class A *	11,800	9,204

		609,845

Total Common Stocks (cost $417,010,256)		240,718,244

Exchange Traded Funds 0.0%
Closed-End Fund 0.0%
Kayne Anderson Energy Development Co.	3,700	44,844

Total Exchange Traded Funds (cost $90,148)		44,844

Warrants 0.0%(a)
Electric Utility 0.0%
GreenHunter Energy, Inc.	120	0

Total Warrants (cost $—)		0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Small Cap Index Fund

	Principal	Market
	Amount	Value
Repurchase Agreement 10.2%

UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $27,486,575, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $28,035,722	$27,486,002	$27,486,002

Total Repurchase Agreement (cost $27,486,002)		27,486,002

Total Investments (cost $444,586,406) (b) — 98.9%		268,249,090
Other assets in excess of liabilities — 1.1%		3,042,637

NET ASSETS — 100.0%		$271,291,727

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited

NV	Public Traded Company

SA	Stock Company
At January 31, 2009, the Fund’s open futures contracts were as follows:

			Market Value	Net Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

672	Russell 2000	03/20/09	$29,742,720	$(1,332,716)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Investor Destinations Aggressive Fund

		Market
	Shares	Value
Mutual Funds 100.0%(a)
Equity Funds 94.7%
Nationwide International Index Fund, Institutional Class	37,547,772	$186,612,427
Nationwide Mid Cap Market Index Fund, Institutional Class	12,023,485	98,953,280
Nationwide S&P 500 Index Fund, Institutional Class	37,555,814	259,886,234
Nationwide Small Cap Index Fund, Institutional Class	9,386,571	63,547,089

		608,999,030

Fixed Income Fund 5.3%
Nationwide Bond Index Fund, Institutional Class	3,170,964	34,341,545

Total Investments (cost $1,051,376,517) (b) — 100.0%		643,340,575
Liabilities in excess of other assets — 0.0%		(134,905)

NET ASSETS — 100.0%		$643,205,670

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Investor Destinations Moderately Aggressive Fund

		Market
	Shares	Value
Mutual Funds 97.6%(a)
Equity Funds 78.4%
Nationwide International Index Fund, Institutional Class	53,978,497	$268,273,131
Nationwide Mid Cap Market Index Fund, Institutional Class	20,557,947	169,191,905
Nationwide S&P 500 Index Fund, Institutional Class	56,462,216	390,718,533
Nationwide Small Cap Index Fund, Institutional Class	8,005,414	54,196,651

		882,380,220

Fixed Income Funds 18.1%
Nationwide Bond Index Fund, Institutional Class	16,655,222	180,376,056
Nationwide Enhanced Income Fund, Institutional Class	2,546,509	23,224,160

		203,600,216

Money Market Fund 1.1%(b)
Nationwide Money Market Fund, Institutional Class, 0.15%	11,800,241	11,800,241

Total Mutual Funds (cost $1,653,337,598)		1,097,780,677

	Principal	Market
	Amount	Value
Fixed Contract 2.4%(a) (c)
Nationwide Fixed Contract, 3.80%	$26,971,031	$26,971,031

Total Fixed Contract (cost $26,971,031)		26,971,031

Total Investments (cost $1,680,308,629) (d) — 100.0%		1,124,751,708
Other assets in excess of liabilities — 0.0%		333,213

NET ASSETS — 100.0%		$1,125,084,921

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Investor Destinations Moderate Fund

		Market
	Shares	Value
Mutual Funds 93.1%(a)
Equity Funds 58.1%
Nationwide International Index Fund, Institutional Class	29,072,514	$144,490,395
Nationwide Mid Cap Market Index Fund, Institutional Class	12,312,328	101,330,456
Nationwide S&P 500 Index Fund, Institutional Class	43,489,867	300,949,882
Nationwide Small Cap Index Fund, Institutional Class	7,189,431	48,672,446

		595,443,179

Fixed Income Funds 32.7%
Nationwide Bond Index Fund, Institutional Class	24,800,107	268,585,154
Nationwide Enhanced Income Fund, Institutional Class	7,347,013	67,004,760

		335,589,914

Money Market Fund 2.3%(b)
Nationwide Money Market Fund, Institutional Class, 0.15%	23,314,683	23,314,683

Total Mutual Funds (cost $1,303,483,486)		954,347,776

	Principal	Market
	Amount	Value
Fixed Contract 6.8%(c)
Nationwide Fixed Contract, 3.80%	$69,344,988	$69,344,988

Total Fixed Contract (cost $69,344,988)		69,344,988

Total Investments (cost $1,372,828,474) (d) — 99.9%		1,023,692,764
Other assets in excess of liabilities — 0.1%		896,475

NET ASSETS — 100.0%		$1,024,589,239

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2009. The maturity date represents the actual maturity date.

(d)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Investor Destinations Moderately Conservative Fund

		Market
	Shares	Value
Mutual Funds 92.0%(a)
Equity Funds 38.1%
Nationwide International Index Fund, Institutional Class	6,164,462	$30,637,376
Nationwide Mid Cap Market Index Fund, Institutional Class	3,947,724	32,489,772
Nationwide S&P 500 Index Fund, Institutional Class	9,325,770	64,534,331

		127,661,479

Fixed Income Funds 47.2%
Nationwide Bond Index Fund, Institutional Class	11,152,432	120,780,837
Nationwide Enhanced Income Fund, Institutional Class	4,108,011	37,465,062

		158,245,899

Money Market Fund 6.7%(b)
Nationwide Money Market Fund, Institutional Class, 0.15%	22,562,447	22,562,447

Total Mutual Funds (cost $381,006,504)		308,469,825

	Principal	Market
	Amount	Value
Fixed Contract 7.9%(a) (c)
Nationwide Fixed Contract, 3.80%	$26,459,995	$26,459,995

Total Fixed Contract (cost $26,459,995)		26,459,995

Total Investments (cost $407,466,499) (d) — 99.9%		334,929,820
Other assets in excess of liabilities — 0.1%		496,977

NET ASSETS — 100.0%		$335,426,797

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Investor Destinations Conservative Fund

		Market
	Shares	Value
Mutual Funds 88.4%(a)
Equity Funds 18.2%
Nationwide International Index Fund, Institutional Class	2,080,706	$10,341,108
Nationwide Mid Cap Market Index Fund, Institutional Class	1,371,254	11,285,417
Nationwide S&P 500 Index Fund, Institutional Class	3,379,225	23,384,236

		45,010,761

Fixed Income Funds 57.1%
Nationwide Bond Index Fund, Institutional Class	9,257,056	100,253,915
Nationwide Enhanced Income Fund, Institutional Class	4,491,181	40,959,574

		141,213,489

Money Market Fund 13.1%(b)
Nationwide Money Market Fund, Institutional Class, 0.15%	32,512,959	32,512,959

Total Mutual Funds (cost $243,013,717)		218,737,209

	Principal	Market
	Amount	Value
Fixed Contract 11.4%(a)
Nationwide Fixed Contract, 3.80%	$28,303,365	$28,303,365

Total Fixed Contract (cost $28,303,365)		28,303,365

Total Investments (cost $271,317,082)(c) — 99.8%		247,040,574
Other assets in excess of liabilities — 0.2%		458,679

NET ASSETS — 100.0%		$247,499,253

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Growth Fund

		Market
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 4.6%
Boeing Co.	10,880	$460,333
Honeywell International, Inc.	41,200	1,351,772
Precision Castparts Corp.	8,650	561,818
Raytheon Co.	34,050	1,723,611
United Technologies Corp.	17,260	828,307

		4,925,841

Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	23,300	990,017

Beverages 2.7%
Coca-Cola Co. (The)	7,720	329,798
Molson Coors Brewing Co., Class B	8,600	346,322
PepsiCo, Inc.	43,390	2,179,480

		2,855,600

Biotechnology 6.3%
Biogen Idec, Inc. *	7,870	382,876
Cephalon, Inc. *	19,660	1,517,359
Genentech, Inc. *	21,500	1,746,660
Gilead Sciences, Inc. *	50,490	2,563,377
United Therapeutics Corp. *	7,840	532,728

		6,743,000

Capital Markets 1.7%
Charles Schwab Corp. (The)	70,600	959,454
Northern Trust Corp.	3,600	207,072
State Street Corp.	27,890	649,000

		1,815,526

Chemicals 2.9%
Air Products & Chemicals, Inc.	7,000	352,100
Monsanto Co.	21,877	1,663,965
Praxair, Inc.	18,400	1,145,584

		3,161,649

Communications Equipment 6.2%
Cisco Systems, Inc. *	141,740	2,121,848
Corning, Inc.	27,300	276,003
Juniper Networks, Inc. *	68,200	965,712
QUALCOMM, Inc.	69,220	2,391,551
Research In Motion Ltd. *	16,300	903,020

		6,658,134

Computers & Peripherals 6.5%
Apple, Inc. *	19,040	1,716,075
Dell, Inc. *	21,350	202,825
EMC Corp. *	115,550	1,275,672
Hewlett-Packard Co.	61,340	2,131,565
International Business Machines Corp.	10,350	948,578
NetApp, Inc. *	46,400	688,112

		6,962,827

Construction & Engineering 0.7%
Quanta Services, Inc. *	37,700	806,026

Diversified Financial Services 0.7%
JPMorgan Chase & Co.	29,300	747,443

Diversified Telecommunication Services 0.1%
Windstream Corp.	18,750	162,750

Electric Utility 0.2%
DPL, Inc.	8,850	190,718

Electrical Equipment 1.9%
Ametek, Inc.	25,095	802,036
Emerson Electric Co.	39,600	1,294,920

		2,096,956

Energy Equipment & Services 3.0%
Cameron International Corp. *	22,700	525,732
Schlumberger Ltd.	36,320	1,482,219
Transocean Ltd. *	22,814	1,246,101

		3,254,052

Food & Staples Retailing 3.8%
CVS Caremark Corp.	40,169	1,079,743
Kroger Co. (The)	5,650	127,125
SYSCO Corp.	13,500	300,915
Wal-Mart Stores, Inc.	53,660	2,528,459

		4,036,242

Food Products 0.6%
Kraft Foods, Inc., Class A	21,350	598,868

Health Care Equipment & Supplies 3.3%
Baxter International, Inc.	36,950	2,167,117
St. Jude Medical, Inc. *	37,250	1,354,783

		3,521,900

Health Care Providers & Services 4.7%
Aetna, Inc.	38,160	1,182,960
Express Scripts, Inc. *	3,550	190,848
Medco Health Solutions, Inc. *	23,600	1,060,348
Quest Diagnostics, Inc.	14,950	737,783
UnitedHealth Group, Inc.	67,350	1,908,025

		5,079,964

Hotels, Restaurants & Leisure 4.5%
Carnival Corp.	9,350	170,077
Darden Restaurants, Inc.	48,900	1,282,158
International Game Technology	20,900	221,540
Marriott International, Inc., Class A	13,600	221,816
McDonald’s Corp.	37,170	2,156,603
WMS Industries, Inc. *	34,700	771,034

		4,823,228

Household Products 1.6%
Clorox Co.	2,750	137,912
Colgate-Palmolive Co.	20,400	1,326,816
Procter & Gamble Co.	4,730	257,785

		1,722,513

Information Technology Services 1.9%
Cognizant Technology Solutions Corp., Class A *	22,620	423,673
Visa, Inc., Class A	31,860	1,572,291

		1,995,964

Insurance 0.7%
MetLife, Inc.	27,800	798,694

Internet & Catalog Retail 0.2%
Amazon.com, Inc. *	3,700	217,634

Internet Software & Services 2.7%
Google, Inc., Class A *	8,450	2,860,578

Leisure Equipment & Products 0.4%
Hasbro, Inc.	20,100	485,013

Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc. *	37,150	1,334,799
Waters Corp. *	5,250	189,893

		1,524,692

Machinery 1.6%
Caterpillar, Inc.	8,330	256,981
Deere & Co.	25,750	894,555
Graco, Inc.	11,200	238,224
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Growth Fund

		Market
	Shares	Value
PACCAR, Inc.	10,700	282,373

		1,672,133

Media 1.6%
Comcast Corp., Class A	106,400	1,558,760
News Corp., Class A	28,250	180,517

		1,739,277

Multiline Retail 1.2%
Kohl’s Corp. *	21,700	796,607
Target Corp.	15,650	488,280

		1,284,887

Natural Gas Utility 0.2%
Questar Corp.	6,400	217,472

Oil, Gas & Consumable Fuels 4.1%
Cabot Oil & Gas Corp.	22,100	607,529
EOG Resources, Inc.	17,100	1,158,867
Exxon Mobil Corp.	9,700	741,856
Hess Corp.	18,600	1,034,346
Occidental Petroleum Corp.	11,200	610,960
Williams Cos., Inc.	15,930	225,409

		4,378,967

Pharmaceuticals 5.4%
Abbott Laboratories	47,400	2,627,856
Allergan, Inc.	22,700	865,324
Bristol-Myers Squibb Co.	72,500	1,552,225
Johnson & Johnson	5,500	317,295
Merck & Co., Inc.	7,850	224,117
Schering-Plough Corp.	10,500	184,380

		5,771,197

Professional Services 0.6%
Watson Wyatt Worldwide, Inc., Class A	13,550	630,075

Real Estate Investment Trusts 0.5%
Health Care REIT, Inc.	7,700	291,137
Plum Creek Timber Co., Inc.	9,800	301,546

		592,683

Road & Rail 1.7%
Burlington Northern Santa Fe Corp.	3,000	198,750
Canadian National Railway Co.	20,250	708,750
Ryder System, Inc.	6,000	202,680
Union Pacific Corp.	16,100	705,019

		1,815,199

Semiconductors & Semiconductor Equipment 4.6%
Altera Corp.	58,150	894,347
Intel Corp.	161,030	2,077,287
Marvell Technology Group Ltd. *	120,250	876,622
NVIDIA Corp. *	92,300	733,785
Texas Instruments, Inc.	22,450	335,628

		4,917,669

Software 7.8%
Activision Blizzard, Inc. *	65,650	575,094
Citrix Systems, Inc. *	25,700	540,728
McAfee, Inc. *	40,000	1,219,600
Microsoft Corp.	166,620	2,849,202
Oracle Corp. *	155,490	2,616,897
Symantec Corp. *	36,250	555,712

		8,357,233

Specialty Retail 2.0%
GameStop Corp., Class A *	42,240	1,046,707
Lowe’s Cos., Inc.	38,400	701,568
Urban Outfitters, Inc. *	23,300	363,014

		2,111,289

Textiles, Apparel & Luxury Goods 1.7%
Coach, Inc. *	49,400	721,240
Nike, Inc., Class B	24,200	1,095,050

		1,816,290

Tobacco 1.6%
Philip Morris International, Inc.	46,300	1,720,045

Trading Companies & Distributors 0.6%
W.W. Grainger, Inc.	9,120	665,304

Total Common Stocks (cost $132,359,275)		106,725,549

	Principal	Market
	Amount	Value
Repurchase Agreement 0.6%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $582,660, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $594,301	$582,648	$582,648

Total Repurchase Agreement (cost $582,648)		582,648

Total Investments (cost $132,941,923) (a) — 100.0%		107,308,197
Other assets in excess of liabilities — 0.0%		33,788

NET ASSETS — 100.0%		$107,341,985

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Fund

		Market
	Shares	Value
Common Stocks 98.6%
Aerospace & Defense 3.4%
Boeing Co.	44,600	$1,887,026
Honeywell International, Inc.	72,200	2,368,882
Lockheed Martin Corp.	12,700	1,041,908
Northrop Grumman Corp.	58,458	2,812,999
United Technologies Corp.	242,200	11,623,178

		19,733,993

Air Freight & Logistics 0.2%
FedEx Corp.	24,600	1,253,124

Auto Components 0.9%
BorgWarner, Inc.	282,700	4,771,976
Johnson Controls, Inc.	56,900	711,819

		5,483,795

Beverages 1.8%
Pepsi Bottling Group, Inc.	57,200	1,103,388
PepsiCo, Inc.	193,400	9,714,482

		10,817,870

Biotechnology 1.7%
Amgen, Inc. *	43,500	2,385,975
Gilead Sciences, Inc. *	143,700	7,295,649

		9,681,624

Capital Markets 3.0%
Bank of New York Mellon Corp. (The)	81,300	2,092,662
Goldman Sachs Group, Inc. (The)	96,010	7,750,887
Investment Technology Group, Inc. *	79,500	1,723,560
State Street Corp.	249,500	5,805,865

		17,372,974

Chemicals 0.8%
CF Industries Holdings, Inc.	22,800	1,071,600
Dow Chemical Co. (The)	87,100	1,009,489
Praxair, Inc.	41,000	2,552,660

		4,633,749

Commercial Banks 2.4%
Fifth Third Bancorp	159,900	382,161
Royal Bank of Canada	178,400	4,426,160
Wells Fargo & Co.	404,800	7,650,720
Zions Bancorp	114,601	1,709,847

		14,168,888

Commercial Services & Supplies 0.1%
Avery Dennison Corp.	35,100	850,473

Communications Equipment 4.1%
Cisco Systems, Inc. *	707,136	10,585,826
Corning, Inc.	240,100	2,427,411
QUALCOMM, Inc.	319,300	11,031,815

		24,045,052

Computers & Peripherals 4.1%
Apple, Inc. *	37,400	3,370,862
Dell, Inc. *	144,100	1,368,950
EMC Corp. *	644,500	7,115,280
Hewlett-Packard Co.	137,300	4,771,175
International Business Machines Corp.	76,911	7,048,893

		23,675,160

Consumer Finance 0.8%
American Express Co.	76,200	1,274,826
Capital One Financial Corp.	204,000	3,231,360

		4,506,186

Containers & Packaging 0.6%
Pactiv Corp. *	157,930	3,414,447

Diversified Financial Services 2.4%
Bank of America Corp.	252,384	1,660,687
Citigroup, Inc.	303,877	1,078,763
JPMorgan Chase & Co.	449,130	11,457,306

		14,196,756

Diversified Telecommunication Services 3.3%
AT&T, Inc.	180,100	4,434,062
TELUS Corp.	152,949	4,337,527
Verizon Communications, Inc.	136,100	4,065,307
Windstream Corp.	739,311	6,417,220

		19,254,116

Electric Utilities 2.8%
Great Plains Energy, Inc.	154,800	2,952,036
Northeast Utilities	143,260	3,409,588
PPL Corp.	241,800	7,413,588
Southern Co.	70,500	2,358,225

		16,133,437

Electrical Equipment 1.1%
Emerson Electric Co.	198,100	6,477,870

Energy Equipment & Services 2.5%
ENSCO International, Inc.	137,800	3,770,208
Halliburton Co.	95,700	1,650,825
Schlumberger Ltd.	223,200	9,108,792

		14,529,825

Food & Staples Retailing 5.1%
Costco Wholesale Corp.	102,200	4,602,066
CVS Caremark Corp.	219,860	5,909,837
Kroger Co. (The)	59,600	1,341,000
Safeway, Inc.	69,600	1,491,528
SYSCO Corp.	299,100	6,666,939
Wal-Mart Stores, Inc.	207,237	9,765,007

		29,776,377

Food Products 1.5%
Archer-Daniels-Midland Co.	59,000	1,615,420
Kraft Foods, Inc., Class A	250,700	7,032,135

		8,647,555

Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	32,400	1,900,260
Becton, Dickinson & Co.	23,600	1,715,012
Medtronic, Inc.	47,100	1,577,379
St. Jude Medical, Inc. *	157,816	5,739,768
Zimmer Holdings, Inc. *	27,400	997,360

		11,929,779

Health Care Providers & Services 5.3%
Aetna, Inc.	317,457	9,841,167
CIGNA Corp.	59,500	1,032,920
Express Scripts, Inc. *	23,900	1,284,864
McKesson Corp.	36,000	1,591,200
Quest Diagnostics, Inc.	164,500	8,118,075
UnitedHealth Group, Inc.	321,431	9,106,140

		30,974,366

Hotels, Restaurants & Leisure 1.1%
McDonald’s Corp.	61,500	3,568,230
Yum! Brands, Inc.	95,200	2,724,624

		6,292,854

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Fund

		Market
	Shares	Value
Household Durables 1.5%
Stanley Works (The)	142,400	4,451,424
Toll Brothers, Inc. *	248,400	4,227,768

		8,679,192

Household Products 2.2%
Procter & Gamble Co.	234,510	12,780,795

Industrial Conglomerates 2.1%
3M Co.	143,900	7,740,381
General Electric Co.	372,950	4,523,884

		12,264,265

Information Technology Services 2.4%
Alliance Data Systems Corp. *	171,900	7,149,321
Cognizant Technology Solutions Corp., Class A *	375,100	7,025,623

		14,174,944

Insurance 2.0%
Aflac, Inc.	112,800	2,618,088
Arch Capital Group Ltd. *	20,000	1,203,000
MetLife, Inc.	277,575	7,974,730

		11,795,818

Internet Software & Services 0.5%
Google, Inc., Class A *	8,850	2,995,991

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc. *	49,400	1,774,942

Machinery 2.9%
Cummins, Inc.	63,200	1,515,536
Deere & Co.	204,767	7,113,606
Eaton Corp.	47,700	2,099,754
ITT Corp.	134,800	6,103,744

		16,832,640

Media 2.4%
Comcast Corp., Class A	293,200	4,295,380
News Corp., Class A	268,100	1,713,159
Omnicom Group, Inc.	77,100	1,996,119
Time Warner, Inc.	265,960	2,481,407
Walt Disney Co. (The)	157,330	3,253,584

		13,739,649

Metals & Mining 0.3%
Nucor Corp.	47,900	1,953,841

Multi-Utility 0.8%
CenterPoint Energy, Inc.	214,300	2,867,334
Integrys Energy Group, Inc.	38,200	1,594,850

		4,462,184

Multiline Retail 0.2%
Macy’s, Inc.	127,900	1,144,705

Oil, Gas & Consumable Fuels 10.7%
Apache Corp.	155,300	11,647,500
Chevron Corp.	93,182	6,571,195
ConocoPhillips	84,886	4,034,631
EOG Resources, Inc.	114,100	7,732,557
Exxon Mobil Corp.	298,033	22,793,564
Hess Corp.	120,540	6,703,229
Occidental Petroleum Corp.	54,200	2,956,610

		62,439,286

Pharmaceuticals 6.2%
Abbott Laboratories	57,800	3,204,432
Bristol-Myers Squibb Co.	65,600	1,404,496
Eli Lilly & Co.	29,500	1,086,190
Forest Laboratories, Inc. *	47,000	1,176,880
Johnson & Johnson	238,010	13,730,797
Merck & Co., Inc.	79,700	2,275,435
Pfizer, Inc.	753,742	10,989,558
Wyeth	60,400	2,595,388

		36,463,176

Real Estate Investment Trusts 0.4%
Plum Creek Timber Co., Inc.	79,200	2,436,984

Road & Rail 1.6%
Canadian National Railway Co.	144,200	5,047,000
CSX Corp.	56,800	1,644,928
Ryder System, Inc.	33,300	1,124,874
Union Pacific Corp.	36,100	1,580,819

		9,397,621

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	707,215	9,123,073
NVIDIA Corp. *	580,800	4,617,360

		13,740,433

Software 3.6%
Microsoft Corp.	758,600	12,972,060
Oracle Corp. *	469,800	7,906,734

		20,878,794

Specialty Retail 2.5%
Best Buy Co., Inc.	56,500	1,583,130
Staples, Inc.	334,325	5,329,140
TJX Cos., Inc.	277,900	5,396,818
Urban Outfitters, Inc. *	138,500	2,157,830

		14,466,918

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	44,000	510,400

Tobacco 2.5%
Altria Group, Inc.	128,400	2,123,736
Philip Morris International, Inc.	343,500	12,761,025

		14,884,761

Total Common Stocks (cost $727,668,767)		575,667,609

	Principal	Market
	Amount	Value
Repurchase Agreement 1.7%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $10,217,571, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $10,421,705	$10,217,358	$10,217,358

Total Repurchase Agreement (cost $10,217,358)		10,217,358

Total Investments (cost $737,886,125) (a) — 100.3%		585,884,967
Liabilities in excess of other assets — (0.3)%		(1,810,333)

NET ASSETS — 100.0%		$584,074,634

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Money Market Fund

	Principal	Market
	Amount	Value
Certificates of Deposit 1.4%
Banks — Domestic 0.6%
Bank of America Corp., 2.96%, 03/13/09	$15,000,000	$15,000,000

Financial Services 0.8%
Citibank N.A., NY
2.50%, 02/04/09	10,000,000	10,000,000
0.60%, 02/10/09	10,000,000	10,000,000

		20,000,000

Total Certificates of Deposit (cost $35,000,000)		35,000,000

Commercial Paper 78.5%(a)
Aerospace & Defense 2.3%(b)
Honeywell International, Inc.
1.15%, 02/10/09	15,000,000	14,995,687
1.15%, 02/11/09	10,000,000	9,996,806
1.10%, 02/26/09	10,000,000	9,992,361
0.17%, 04/01/09	5,000,000	4,998,607
0.30%, 04/22/09	10,000,000	9,993,333
0.30%, 04/24/09	10,000,000	9,993,167

		59,969,961

Banks — Domestic 2.8%
Bank of America Corp.
1.85%, 02/02/09	3,233,000	3,232,834
1.85%, 02/05/09	3,729,000	3,728,234
0.35%, 02/12/09	2,350,000	2,349,749
0.50%, 03/30/09	1,142,000	1,141,096
KBC Financial Products International Ltd.(b)
2.05%, 02/04/09	5,000,000	4,999,146
0.45%, 02/11/09	11,000,000	10,998,625
0.35%, 02/20/09	5,000,000	4,999,076
0.35%, 02/20/09	5,000,000	4,999,076
Westpac Banking Corp.(b)
1.25%, 02/05/09	10,000,000	9,998,611
1.25%, 02/06/09	5,000,000	4,999,132
2.10%, 03/09/09	15,000,000	14,968,500
Westpac Securities NZ Ltd., 1.20%, 04/06/09(b)	5,000,000	4,989,333

		71,403,412

Banks — Foreign 3.7%(b)
ANZ National (International) Ltd., 1.84%, 02/04/09	15,000,000	14,997,700
DnB NOR Bank ASA
0.74%, 02/27/09	5,000,000	4,997,328
0.28%, 03/31/09	22,000,000	21,990,076
1.10%, 04/14/09	5,000,000	4,989,000
Governer & Co. of the Bank of Ireland, 1.25%, 02/18/09	21,000,000	20,987,604
National Australia Funding Delaware, Inc.
0.58%, 02/17/09	13,000,000	12,996,649
0.44%, 03/17/09	15,000,000	14,991,933

		95,950,290

Capital Markets 1.0%
State Street Corp.
0.25%, 02/03/09	8,000,000	7,999,889
0.25%, 02/04/09	15,000,000	14,999,687
0.19%, 02/09/09	2,897,000	2,896,878

		25,896,454

Chemicals-Diversified 3.4%
BASF SE(b)
0.15%, 02/27/09	10,000,000	9,998,917
0.20%, 03/10/09	15,000,000	14,996,917
0.25%, 03/16/09	10,000,000	9,997,014

0.25%, 03/16/09	10,000,000	9,997,014

Praxair, Inc.
0.35%, 02/09/09	15,000,000	14,998,833
0.30%, 02/10/09	15,000,000	14,998,875
0.60%, 02/17/09	7,800,000	7,797,920
0.25%, 04/08/09	5,000,000	4,997,708

		87,783,198

Computers & Peripherals 2.5%(b)
Hewlett-Packard Co.
2.10%, 02/03/09	15,000,000	14,998,250
0.17%, 03/05/09	10,000,000	9,998,489
0.30%, 04/01/09	20,000,000	19,990,167
0.30%, 04/01/09	4,500,000	4,497,787
IBM Corp., 0.21%, 03/16/09	14,000,000	13,996,488

		63,481,181

Diversified Manufacturing 2.9%(b)
Siemens Capital Co. LLC
0.10%, 02/06/09	639,000	638,991
0.15%, 02/11/09	10,000,000	9,999,584
0.17%, 02/19/09	15,000,000	14,998,725
0.16%, 03/13/09	5,000,000	4,999,111
0.17%, 03/13/09	10,000,000	9,998,111
0.27%, 03/26/09	20,000,000	19,992,050
0.30%, 03/26/09	15,000,000	14,993,375

		75,619,947

Financial Services 12.2%
Avon Capital Corp.(b)
0.28%, 04/07/09	15,000,000	14,992,417
0.26%, 04/17/09	5,000,000	4,997,292
0.37%, 04/20/09	11,765,000	11,755,568
0.32%, 04/21/09	10,000,000	9,992,978
BNP Paribas Finance, Inc.
1.48%, 03/11/09	20,000,000	19,968,671
0.60%, 04/13/09	15,000,000	14,982,250
0.63%, 04/13/09	15,000,000	14,981,362
Danske Corp.(b)
1.98%, 02/02/09	10,000,000	9,999,450
0.40%, 02/17/09	8,000,000	7,998,578
1.30%, 03/23/09	15,000,000	14,972,917
0.45%, 03/30/09	10,150,000	10,142,768
ING U.S. Funding LLC
1.99%, 02/18/09	8,000,000	7,992,501
2.25%, 02/18/09	3,500,000	3,496,281
0.70%, 03/20/09	2,000,000	1,998,172
1.26%, 04/07/09	10,000,000	9,977,250
1.08%, 04/28/09	3,000,000	2,992,260
John Deere Bank SA(b)
0.33%, 02/09/09	14,011,000	14,009,972
0.35%, 02/17/09	10,000,000	9,998,444
0.40%, 02/19/09	5,000,000	4,999,000
John Deere Capital Corp.(b)
2.40%, 02/02/09	6,000,000	5,999,600
2.40%, 02/25/09	12,000,000	11,980,800
JPMorgan Chase & Co., 0.25%, 02/02/09	50,000,000	49,999,653
Nordea North America, Inc.
0.71%, 04/06/09	10,000,000	9,987,378
0.52%, 04/23/09	15,000,000	14,982,450
0.69%, 04/28/09	7,000,000	6,988,462
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Money Market Fund

	Principal	Market
	Amount	Value
Rabobank USA Financial Corp.
0.24%, 02/26/09	12,000,000	11,998,000
0.34%, 03/23/09	2,000,000	1,999,056
0.37%, 04/06/09	10,000,000	9,993,422

		314,176,952

Food-Diversified 6.7%
Brown-Forman Corp.(b)
0.40%, 03/27/09	16,500,000	16,490,100
0.30%, 04/01/09	6,500,000	6,496,804
0.35%, 04/30/09	10,000,000	9,991,445
Campbell Soup Co.(b)
0.50%, 02/09/09	10,000,000	9,998,889
0.12%, 03/03/09	8,000,000	7,999,200
0.20%, 03/06/09	6,000,000	5,998,900
Coca-Cola Co. (The)(b)
0.25%, 03/02/09	11,558,000	11,555,672
0.15%, 03/04/09	5,000,000	4,999,354
0.20%, 03/10/09	7,720,000	7,718,413
0.35%, 05/04/09	10,000,000	9,991,056
0.40%, 05/05/09	20,000,000	19,979,333
Nestle Capital Corp.(b)
0.65%, 02/06/09	10,000,000	9,999,097
0.12%, 02/17/09	20,000,000	19,998,933
0.15%, 02/23/09	5,000,000	4,999,542
0.70%, 10/09/09	12,500,000	12,439,236
Nestle Finance International Ltd., 0.12%, 02/23/09	15,000,000	14,998,900

		173,654,874

Household Products 2.9%
Lowe’s Cos., Inc.
1.15%, 02/24/09	15,000,000	14,988,979
1.00%, 03/03/09	15,000,000	14,987,500
0.30%, 03/12/09	4,532,000	4,530,527
1.00%, 03/12/09	20,000,000	19,978,333
Procter & Gamble Co.(b)
1.15%, 02/17/09	10,000,000	9,994,889
0.25%, 04/06/09	10,000,000	9,995,556

		74,475,784

Industrial Machinery & Equipment 7.4%
Caterpillar Financial Services Corp.
1.25%, 02/11/09	2,220,000	2,219,229
1.25%, 02/12/09	10,000,000	9,996,181
0.40%, 02/26/09	10,000,000	9,997,222
0.20%, 03/09/09	5,000,000	4,999,000
Caterpillar, Inc., 0.45%, 04/06/09(b)	18,000,000	17,985,600
Deere & Co.(b)
0.25%, 02/23/09	10,000,000	9,998,472
0.37%, 03/06/09	6,112,000	6,109,927
0.40%, 03/06/09	10,000,000	9,996,333
Eaton Corp.(b)
0.27%, 02/10/09	15,000,000	14,998,988
0.35%, 02/23/09	22,000,000	21,995,294
Emerson Electric Co.(b)
1.13%, 02/19/09	15,000,000	14,991,525
1.10%, 02/20/09	13,000,000	12,992,453
0.12%, 03/11/09	2,950,000	2,949,626
0.40%, 03/11/09	10,000,000	9,995,778
Parker-Hannifin Corp.(b)
0.20%, 02/03/09	1,400,000	1,399,984
0.20%, 02/11/09	6,000,000	5,999,667
0.40%, 02/19/09	13,000,000	12,997,400
0.22%, 02/23/09	5,000,000	4,999,328
0.31%, 03/03/09	12,000,000	11,996,900
0.25%, 03/05/09	5,000,000	4,998,889

		191,617,796

Insurance 0.8%(b)
Allianz Finance Corp., 0.28%, 02/12/09	20,000,000	19,998,289

Machinery 3.2%(b)
Danaher Corp.
0.15%, 02/05/09	5,000,000	4,999,917
0.16%, 02/06/09	9,467,000	9,466,790
0.22%, 02/23/09	6,600,000	6,599,113
Illinois Tool Works, Inc.
1.10%, 02/18/09	12,500,000	12,493,507
0.95%, 03/02/09	10,000,000	9,992,347
0.27%, 04/13/09	12,500,000	12,493,344
0.30%, 04/13/09	10,000,000	9,994,083
0.40%, 05/04/09	16,000,000	15,983,644

		82,022,745

Media 2.0%
Walt Disney Co. (The)
1.10%, 02/11/09	15,000,000	14,995,417
0.40%, 03/10/09	16,610,000	16,603,171
0.12%, 04/09/09	9,000,000	8,997,990
0.12%, 04/09/09	10,000,000	9,997,767

		50,594,345

Motor Vehicle Parts and Accessories 3.2%
American Honda Finance Corp.
1.50%, 02/03/09	10,000,000	9,999,167
2.60%, 02/18/09	7,000,000	6,991,406
2.55%, 03/03/09	8,000,000	7,983,000
0.35%, 04/03/09	9,000,000	8,994,662
Toyota Motor Credit Corp.
2.50%, 02/03/09	8,000,000	7,998,889
0.50%, 02/27/09	10,000,000	9,996,389
0.95%, 03/18/09	10,000,000	9,988,125
1.00%, 03/30/09	12,000,000	11,981,000
1.15%, 04/06/09	10,000,000	9,979,555

		83,912,193

Oil & Gas 7.2%
BP Capital Markets PLC(b)
0.17%, 04/08/09	20,000,000	19,993,767
0.23%, 05/01/09	12,549,000	12,541,864
0.41%, 06/09/09	8,000,000	7,988,338
0.43%, 07/07/09	5,000,000	4,990,683
0.45%, 07/09/09	5,000,000	4,990,125
Chevron Corp.
1.10%, 02/24/09	10,000,000	9,992,972
0.25%, 03/03/09	20,000,000	19,995,833
0.25%, 03/16/09	10,000,000	9,997,014
0.32%, 03/16/09	5,000,000	4,998,089
0.42%, 04/28/09	10,000,000	9,989,967
ConocoPhillips(b)
0.15%, 02/05/09	15,000,000	14,999,750
0.40%, 02/09/09	10,000,000	9,999,111
ConocoPhillips CPP Funding LLC(b)
0.32%, 02/02/09	4,650,000	4,649,959
0.40%, 02/04/09	12,494,000	12,493,584
ConocoPhillips Qatar Funding Ltd.(b)
0.25%, 02/03/09	10,000,000	9,999,861
0.90%, 02/10/09	7,000,000	6,998,425
1.85%, 02/11/09	2,000,000	1,998,972
0.75%, 04/17/09	9,000,000	8,985,938
0.70%, 04/22/09	10,000,000	9,984,444

		185,588,696

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Money Market Fund

	Principal	Market
	Amount	Value
Personal Credit Institutions 2.5%
General Electric Capital Corp.
1.85%, 02/05/09	10,000,000	9,997,944
1.85%, 02/05/09	5,000,000	4,998,972
0.25%, 02/23/09	15,172,000	15,169,682
0.40%, 04/30/09	8,506,000	8,497,683
HSBC Finance Corp.
2.20%, 02/23/09	10,000,000	9,986,556
0.65%, 03/06/09	15,000,000	14,991,063

		63,641,900

Pharmaceutical Preparations 0.2%(b)
Pfizer, Inc., 0.18%, 05/06/09	6,000,000	5,997,180

Retail 0.1%(b)
Wal-Mart Stores, Inc., 0.20%, 03/03/09	3,000,000	2,999,500

Software 1.3%(b)
Microsoft Corp.
0.10%, 03/13/09	10,000,000	9,998,889
0.15%, 03/13/09	15,000,000	14,997,500
0.16%, 04/14/09	8,897,000	8,894,153

		33,890,542

Sovereign 0.1%
British Columbia (Province of), 0.55%, 07/13/09	3,067,000	3,059,409
Telecommunications 4.3%(b)
AT&T, Inc.
0.35%, 02/25/09	8,988,000	8,985,903
0.25%, 03/09/09	10,000,000	9,997,500
0.27%, 03/31/09	21,487,000	21,477,653
Nokia OYJ
0.10%, 02/06/09	10,000,000	9,999,861
2.00%, 02/10/09	7,000,000	6,996,500
1.65%, 02/17/09	10,000,000	9,992,667
0.80%, 04/03/09	5,000,000	4,993,222
0.45%, 04/07/09	5,800,000	5,795,288
0.70%, 05/18/09	5,000,000	4,989,694
1.00%, 06/02/09	8,000,000	7,973,111
Telstra Corp., Ltd., 0.75%, 04/17/09	20,000,000	19,968,750

		111,170,149

Textiles, Apparel & Luxury Goods 1.3%(b)
Nike, Inc., 1.12%, 02/24/09	33,000,000	32,976,387

Transportation 1.3%(b)
United Parcel Service, Inc.
0.50%, 02/02/09	10,000,000	9,999,861
0.50%, 02/05/09	10,000,000	9,999,444
0.25%, 05/05/09	15,000,000	14,990,313

		34,989,618

Utilities 3.2%
FPL Group Capital, Inc.(b)
0.40%, 02/12/09	1,000,000	999,878
0.23%, 02/18/09	25,000,000	24,997,285
0.25%, 02/18/09	8,750,000	8,748,967
2.85%, 02/25/09	10,000,000	9,981,000
National Rural Utilities Cooperative Finance Corp.
0.22%, 02/05/09	8,000,000	7,999,804
0.25%, 02/06/09	8,350,000	8,349,710
0.22%, 02/11/09	14,000,000	13,999,144
NSTAR, 0.15%, 02/04/09(b)	7,442,000	7,441,907

		82,517,695

Total Commercial Paper (cost $2,027,388,497)		2,027,388,497

Corporate Bonds 1.0%
Banks — Domestic 0.4%(a)
U.S. Bancorp, Series P, 0.44%, 04/28/09	10,000,000	9,981,725

Motor Vehicle Parts and Accessories 0.6%(b) (c)
American Honda Finance Corp., 2.32%, 08/26/09	15,000,000	15,000,000

Total Corporate Bonds (cost $24,981,725)		24,981,725

Government Mortgage Backed Agencies 17.4%
Federal Farm Credit Bank
4.13%, 04/15/09	6,901,000	6,946,338
1.15%, 06/02/09(c)	20,000,000	20,000,000
2.05%, 11/17/09	20,000,000	20,000,000
Series 1, 1.10%, 11/20/09(c)	15,000,000	15,000,000
Federal Home Loan Bank
2.36%, 02/04/09(a)	16,000,000	15,996,853
0.18%, 02/09/09(a)	5,100,000	5,099,796
2.25%, 02/13/09	20,000,000	19,999,939
0.15%, 03/06/09(a)	15,000,000	14,997,938
3.58%, 03/30/09	20,000,000	20,071,669
0.18%, 05/08/09(a)	15,000,000	14,992,800
3.01%, 11/05/09(c)	20,000,000	20,000,000
Federal Home Loan Mortgage Corp.
0.15%, 02/11/09(a)	3,500,000	3,499,854
1.00%, 02/27/09(a)	5,000,000	4,996,389
0.20%, 03/09/09(a)	5,000,000	4,999,000
0.22%, 03/23/09(a)	5,640,000	5,638,277
Series RB, 0.10%, 03/24/09(a)	13,810,000	13,808,044
1.00%, 03/25/09(a)	15,000,000	14,978,333
1.50%, 04/13/09(a)	13,184,000	13,144,997
Series RB, 0.17%, 04/14/09(a)	11,150,000	11,146,209
1.75%, 05/11/09(a)	5,000,000	4,975,938
2.22%, 11/12/09	20,000,000	20,000,000
4.13%, 11/30/09	20,000,000	20,519,542
1.25%, 12/23/09	20,000,000	20,000,000
1.00%, 01/15/10	20,000,000	20,000,000
Federal National Mortgage Assoc.(a)
0.09%, 02/03/09	2,000,000	1,999,990
0.12%, 02/09/09	9,982,000	9,981,734
0.11%, 02/17/09	2,320,000	2,319,887
0.97%, 02/18/09	10,000,000	9,995,420
0.85%, 03/02/09	15,000,000	14,989,729
0.24%, 03/11/09	3,950,000	3,948,999
0.15%, 03/18/09	10,000,000	9,998,188
0.18%, 03/18/09	15,067,000	15,063,610
1.20%, 03/25/09	17,705,000	17,674,311
0.22%, 03/27/09	2,585,000	2,584,147
0.30%, 04/20/09	1,119,000	1,118,273
0.25%, 05/04/09	22,000,000	21,985,944
1.65%, 05/13/09	5,000,000	4,976,854
0.42%, 05/20/09	1,000,000	998,740

Total Government Mortgage Backed Agencies (cost $448,447,742)		448,447,742

U.S. Government Agency & Obligations 1.7%(a)
U.S. Treasury Bills
1.28%, 04/09/09	25,000,000	24,940,444
1.62%, 04/23/09	20,000,000	19,927,100
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
Nationwide Money Market Fund

	Principal	Market
	Amount	Value
Total U.S. Government Agency & Obligations (cost $44,867,544)		44,867,544

Total Investments (cost $2,580,685,508) (d) — 100.0%		2,580,685,508
Other assets in excess of liabilities — 0.0%		358,897

NET ASSETS — 100.0%		$2,581,044,405

(a)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2009 was $1,397,683,375 which represents 54.15% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2009. The maturity date represents the actual maturity date.

(d)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

ASA	Stock Corporation

LLC	Limited Liability Co.

Ltd	Limited

OYJ	Public Traded Company

PLC	Public Limited Co.

RB	Revenue Bond

SA	Stock Company

SE	Sweden
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
NorthPointe Small Cap Value Fund

		Market
	Shares	Value
Common Stocks 97.5%
Aerospace & Defense 0.5%
Teledyne Technologies, Inc. *	1,600	$44,592

Airlines 0.9%
Continental Airlines, Inc., Class B *	3,700	49,839
UAL Corp. *	3,700	34,928

		84,767

Biotechnology 3.7%
Alexion Pharmaceuticals, Inc. *	1,500	55,305
BioMarin Pharmaceutical, Inc. *	5,600	107,856
Myriad Genetics, Inc. *	800	59,656
OSI Pharmaceuticals, Inc. *	3,300	117,480

		340,297

Capital Markets 3.4%
Hercules Technology Growth Capital, Inc.	20,215	132,004
Knight Capital Group, Inc., Class A *	9,900	178,497

		310,501

Chemicals 3.6%
A. Schulman, Inc.	3,800	57,570
Airgas, Inc.	2,200	77,682
Intrepid Potash, Inc. *	4,300	87,634
LSB Industries, Inc. *	1,277	9,424
Olin Corp.	7,000	98,350

		330,660

Commercial Banks 3.4%
Glacier Bancorp, Inc.	8,800	135,080
IBERIABANK Corp.	3,200	135,648
Sterling Financial Corp. *	22,266	41,192

		311,920

Commercial Services & Supplies 1.2%
ABM Industries, Inc.	1,700	25,245
United Stationers, Inc. *	3,100	86,831

		112,076

Communications Equipment 1.7%
Anaren, Inc. *	7,400	87,468
Comtech Telecommunications Corp. *	1,800	69,840

		157,308

Computers & Peripherals 2.2%
Intermec, Inc. *	7,300	90,666
NCR Corp. *	3,600	45,180
Super Micro Computer, Inc. *	12,564	66,212

		202,058

Construction & Engineering 1.2%
MasTec, Inc. *	10,800	114,804

Consumer Finance 1.3%
SLM Corp. *	10,600	121,370

Containers & Packaging 1.1%
Crown Holdings, Inc. *	5,400	101,250

Distributors 0.5%
LKQ Corp. *	4,200	48,510

Diversified Consumer Services 0.9%
Stewart Enterprises, Inc., Class A	23,600	80,712

Diversified Financial Services 0.9%
Portfolio Recovery Associates, Inc. *	3,600	84,924

Diversified Telecommunication Services 1.3%
NTELOS Holdings Corp.	5,667	122,634

Electric Utility 0.9%
IDACORP, Inc.	2,700	78,597

Electrical Equipment 1.8%
AZZ, Inc. *	2,800	62,720
GrafTech International Ltd. *	13,300	106,533

		169,253

Energy Equipment & Services 2.9%
Atwood Oceanics, Inc. *	5,700	94,905
Key Energy Services, Inc. *	21,800	74,338
Willbros Group, Inc. *	9,700	94,478

		263,721

Food & Staples Retailing 2.3%
BJ’s Wholesale Club, Inc. *	2,300	65,964
Casey’s General Stores, Inc.	2,200	46,750
Nash Finch Co.	600	25,818
Spartan Stores, Inc.	4,070	75,621

		214,153

Food Products 0.8%
Ralcorp Holdings, Inc. *	1,300	76,986
Health Care Equipment & Supplies 2.7%
Invacare Corp.	6,300	120,078
Natus Medical, Inc. *	6,600	51,084
Sirona Dental Systems, Inc. *	6,632	79,650

		250,812

Health Care Providers & Services 2.0%
Gentiva Health Services, Inc. *	3,400	85,952
Hythiam, Inc. *	69,200	37,230
RehabCare Group, Inc. *	4,600	64,170

		187,352

Hotels, Restaurants & Leisure 2.3%
California Pizza Kitchen, Inc. *	10,700	110,852
Darden Restaurants, Inc.	2,400	62,928
Wendy’s/Arby’s Group, Inc., Class A	7,900	39,816

		213,596

Household Durables 0.8%
Jarden Corp. *	3,600	37,548
Toll Brothers, Inc. *	2,200	37,444

		74,992

Information Technology Services 2.8%
CACI International, Inc., Class A *	2,700	121,905
MAXIMUS, Inc.	2,500	92,900
Virtusa Corp. *	6,043	45,625

		260,430

Insurance 6.1%
Amerisafe, Inc. *	5,860	109,758
Hanover Insurance Group, Inc. (The)	3,153	127,444
Meadowbrook Insurance Group, Inc.	26,411	160,315
Tower Group, Inc.	6,684	167,568

		565,085

Internet Software & Services 1.9%
Art Technology Group, Inc. *	31,979	54,684
Equinix, Inc. *	2,300	122,705

		177,389

Life Sciences Tools & Services 0.8%
Dionex Corp. *	1,500	75,960

Machinery 4.8%
Briggs & Stratton Corp.	4,500	66,555
Bucyrus International, Inc.	4,200	65,100
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
NorthPointe Small Cap Value Fund

		Market
	Shares	Value
ESCO Technologies, Inc. *	2,900	102,776
FreightCar America, Inc.	4,500	86,175
Valmont Industries, Inc.	1,000	40,580
Wabtec Corp.	2,900	86,797

		447,983

Marine 0.9%
Genco Shipping & Trading Ltd.	5,300	82,415

Media 1.0%
Lions Gate Entertainment Corp. *	16,300	91,443

Metals & Mining 1.4%
Olympic Steel, Inc.	5,344	84,809
Royal Gold, Inc.	900	43,272

		128,081

Multi-Utility 1.9%
CMS Energy Corp.	14,900	175,075

Multiline Retail 0.8%
Dollar Tree, Inc. *	1,800	76,878

Oil, Gas & Consumable Fuels 2.9%
Arch Coal, Inc.	7,000	106,330
Goodrich Petroleum Corp. *	4,600	132,940
Kodiak Oil & Gas Corp. *	81,888	27,842

		267,112

Pharmaceuticals 0.5%
Questcor Pharmaceuticals, Inc. *	7,245	46,730

Professional Services 1.1%
Administaff, Inc.	5,000	105,450

Real Estate Investment Trusts 7.0%
American Campus Communities, Inc.	6,100	130,357
Associated Estates Realty Corp.	16,788	124,567
Cogdell Spencer, Inc.	14,540	122,718
Entertainment Properties Trust	5,700	129,105
NorthStar Realty Finance Corp.	35,195	136,556

		643,303

Real Estate Management & Development 0.6%
Meruelo Maddux Properties, Inc. *	140,228	57,493

Road & Rail 0.6%
Celadon Group, Inc. *	7,300	57,086

Semiconductors & Semiconductor Equipment 1.3%
NetLogic Microsystems, Inc. *	3,300	69,993
Teradyne, Inc. *	9,500	45,695

		115,688

Software 6.8%
Aspen Technology, Inc. *	14,000	93,800
EPIQ Systems, Inc. *	7,100	125,812
Macrovision Solutions Corp. *	10,500	137,655
NetScout Systems, Inc. *	12,100	172,062
Sybase, Inc. *	3,800	103,778

		633,107

Specialty Retail 2.8%
Children’s Place Retail Stores, Inc. (The) *	2,300	43,263
Genesco, Inc. *	2,500	38,500
HOT Topic, Inc. *	2,840	24,254
JOS. A. Bank Clothiers, Inc. *	2,500	68,650
Sally Beauty Holdings, Inc. *	18,200	86,086

		260,753

Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc. *	5,100	86,649
Hanesbrands, Inc. *	3,500	31,465

		118,114

Thrifts & Mortgage Finance 2.0%
Berkshire Hills Bancorp, Inc.	4,600	108,192
United Financial Bancorp, Inc.	5,419	74,295

		182,487

Trading Companies & Distributors 1.5%
DXP Enterprises, Inc. *	10,100	137,158

Water Utility 1.2%
American States Water Co.	3,200	110,624

Wireless Telecommunication Services 1.2%
NII Holdings, Inc. *	5,600	108,640

Total Common Stocks (cost $11,331,277)		9,022,329

	Principal	Market
	Amount	Value
Repurchase Agreement 4.1%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $384,621, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $392,305	$384,613	$384,613

Total Repurchase Agreement (cost $384,613)		384,613

Total Investments (cost $11,715,890) (a) — 101.6%		9,406,942
Liabilities in excess of other assets — (1.6)%		(150,761)

NET ASSETS — 100.0%		$9,256,181

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
NorthPointe Small Cap Growth Fund

		Market
	Shares	Value
Common Stocks 98.3%
Aerospace & Defense 3.6%
Axsys Technologies, Inc. *	5,880	$251,076
LMI Aerospace, Inc. *	50,000	564,500
Triumph Group, Inc.	9,111	412,546

		1,228,122

Beverages 0.8%
Central European Distribution Corp. *	24,000	290,400

Biotechnology 7.1%
Alexion Pharmaceuticals, Inc. *	5,453	201,052
BioMarin Pharmaceutical, Inc. *	26,675	513,761
Cubist Pharmaceuticals, Inc. *	15,041	322,028
Martek Biosciences Corp. *	10,848	286,930
Myriad Genetics, Inc. *	5,618	418,934
OSI Pharmaceuticals, Inc. *	7,404	263,582
United Therapeutics Corp. *	6,000	407,700

		2,413,987

Capital Markets 1.0%
Raymond James Financial, Inc.	19,085	353,263

Chemicals 2.5%
Intrepid Potash, Inc. *	16,449	335,231
Scotts Miracle-Gro Co. (The), Class A	15,706	506,047

		841,278

Commercial Banks 1.1%
IBERIABANK Corp.	9,134	387,190

Commercial Services & Supplies 1.2%
Cenveo, Inc. *	100,000	395,000

Communications Equipment 1.8%
DG FastChannel, Inc. *	25,121	364,003
Neutral Tandem, Inc. *	15,682	248,403

		612,406

Computers & Peripherals 1.0%
Synaptics, Inc. *	13,993	329,815

Construction & Engineering 4.9%
Aecom Technology Corp. *	12,844	325,082
MasTec, Inc. *	50,952	541,620
Quanta Services, Inc. *	23,000	491,740
URS Corp. *	9,411	320,444

		1,678,886

Consumer Finance 1.4%
World Acceptance Corp. *	24,675	472,526

Distributors 2.5%
LKQ Corp. *	30,019	346,719
Titan Machinery, Inc. *	48,472	491,991

		838,710

Diversified Consumer Services 1.1%
Grand Canyon Education, Inc. *	211	3,656
ITT Educational Services, Inc. *	2,184	267,562
Lincoln Educational Services Corp. *	7,440	108,773

		379,991

Electronic Equipment & Instruments 1.7%
TTM Technologies, Inc. *	96,374	581,135

Energy Equipment & Services 2.2%
Cal Dive International, Inc. *	35,832	227,175
Willbros Group, Inc. *	52,944	515,674

		742,849

Food Products 1.4%
American Italian Pasta Co., Class A *	18,393	434,443
Flowers Foods, Inc.	2,243	48,202

		482,645

Health Care Equipment & Supplies 6.4%
Greatbatch, Inc. *	14,373	334,891
Haemonetics Corp. *	3,821	226,012
ICU Medical, Inc. *	15,956	486,818
Inverness Medical Innovations, Inc. *	25,000	611,750
Teleflex, Inc.	9,936	528,396

		2,187,867

Health Care Providers & Services 5.3%
Bio-Reference Labs, Inc. *	13,725	334,890
Genoptix, Inc. *	11,000	372,900
IPC The Hospitalist Co., Inc. *	20,215	386,915
Sun Healthcare Group, Inc. *	64,000	725,120

		1,819,825

Health Care Technology 1.0%
Phase Forward, Inc. *	24,172	326,322

Hotels, Restaurants & Leisure 2.7%
Scientific Games Corp., Class A *	45,000	565,650
Texas Roadhouse, Inc., Class A *	45,000	343,350

		909,000

Household Durables 1.1%
Jarden Corp. *	36,000	375,480

Information Technology Services 0.9%
Mantech International Corp., Class A *	5,744	308,051

Insurance 3.3%
Argo Group International Holdings Ltd. *	11,537	358,916
Harleysville Group, Inc.	10,426	296,516
National Interstate Corp.	29,132	462,616

		1,118,048

Internet Software & Services 4.3%
Bankrate, Inc. *	15,434	514,878
j2 Global Communications, Inc. *	30,868	604,396
Web.com Group, Inc. *	120,000	360,000

		1,479,274

Life Sciences Tools & Services 2.4%
Bruker Corp. *	111,926	451,062
Kendle International, Inc. *	20,000	382,000

		833,062

Machinery 0.5%
Flow International Corp. *	100,000	155,000

Marine 1.5%
Eagle Bulk Shipping, Inc.	30,528	163,019
Horizon Lines, Inc., Class A	100,000	344,000

		507,019

Oil, Gas & Consumable Fuels 1.2%
GMX Resources, Inc. *	7,618	172,700
Newfield Exploration Co. *	12,492	239,722

		412,422

Personal Products 1.8%
Chattem, Inc. *	9,093	614,687

Pharmaceuticals 2.8%
Medicines Co. (The) *	27,817	356,058
Perrigo Co.	20,000	587,000

		943,058

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments (Continued)
January 31, 2009 (Unaudited)
NorthPointe Small Cap Growth Fund

		Market
	Shares	Value
Professional Services 2.5%
Hill International, Inc. *	70,000	385,000
On Assignment, Inc. *	100,000	463,000

		848,000

Real Estate Investment Trusts 1.9%
Anworth Mortgage Asset Corp.	105,728	655,514

Road & Rail 4.7%
Celadon Group, Inc. *	50,850	397,647
Genesee & Wyoming, Inc., Class A *	15,937	433,008
Heartland Express, Inc.	26,671	358,992
Old Dominion Freight Line, Inc. *	16,765	420,466

		1,610,113

Software 10.2%
Blackboard, Inc. *	14,401	365,929
Double-Take Software, Inc. *	60,305	456,509
Informatica Corp. *	13,328	170,065
JDA Software Group, Inc. *	27,436	307,283
Macrovision Solutions Corp. *	27,041	354,508
NetScout Systems, Inc. *	12,562	178,632
Radiant Systems, Inc. *	132,302	457,765
Smith Micro Software, Inc. *	100,000	530,000
Sybase, Inc. *	13,352	364,643
VASCO Data Security International, Inc. *	44,112	299,079

		3,484,413

Specialty Retail 3.8%
Guess?, Inc.	21,855	351,647
Lumber Liquidators, Inc. *	46,461	412,109
Wet Seal, Inc. (The), Class A *	200,000	522,000

		1,285,756

Textiles, Apparel & Luxury Goods 4.7%
Deckers Outdoor Corp. *	6,072	317,201
G-III Apparel Group Ltd. *	72,347	397,909
Iconix Brand Group, Inc. *	70,000	578,900
Volcom, Inc. *	35,913	297,719

		1,591,729

Total Common Stocks (cost $46,152,731)		33,492,843

	Principal	Market
	Amount	Value
Repurchase Agreements 0.8%
UBS Securities, 0.25%, dated 01/30/09, due 02/02/09, repurchase price $284,183, collateralized U.S. Treasury Note 4.00%, maturing 02/15/15; total market value of $289,861	$284,177	$284,177

Total Repurchase Agreements (cost $284,177)		284,177

Total Investments (cost $46,436,908) (a) — 99.1%		33,777,020
Other assets in excess of liabilities — 0.9%		296,784

NET ASSETS — 100.0%		$34,073,804

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

Ltd	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Destination 2010 Fund

		Market
	Shares	Value
Mutual Funds 75.5%
Equity Funds 53.8%
Credit Suisse Commodity Return Strategy Fund	58,981	$426,433
Nationwide International Index Fund, Institutional Class (a)	255,268	1,268,682
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	116,744	960,801
Nationwide S&P 500 Index Fund, Institutional Class (a)	373,484	2,584,510
Nationwide Small Cap Index Fund, Institutional Class (a)	61,043	413,263

		5,653,689

Fixed Income Funds 19.6%
Nationwide Bond Index Fund, Institutional Class (a)	119,691	1,296,251
Oppenheimer International Bond Fund, Class Y	94,000	535,798
T. Rowe Price High Yield Bond Fund	31,547	232,503

		2,064,552

Money Market Fund 2.1%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.15%	217,807	217,807

Total Mutual Funds (cost $10,030,960)		7,936,048

Exchange Traded Funds 24.4%
Equity Funds 3.9%
SPDR Dow Jones Wilshire International Real Estate Fund	4,090	96,565
Vanguard Emerging Markets Fund	9,727	209,909
Vanguard REIT Fund	3,309	99,468

		405,942

Fixed Income Funds 20.5%
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	13,028	1,291,075
Vanguard Short-Term Bond Fund	10,860	865,216

		2,156,291

Total Exchange Traded Funds (cost $2,769,579)		2,562,233

Total Investments (cost $12,800,539) (c) — 99.9%		10,498,281
Other assets in excess of liabilities — 0.1%		5,322

NET ASSETS — 100.0%		$10,503,603

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Destination 2015 Fund

		Market
	Shares	Value
Mutual Funds 77.6%
Equity Funds 57.0%
Credit Suisse Commodity Return Strategy Fund	144,154	$1,042,232
Nationwide International Index Fund, Institutional Class (a)	725,119	3,603,843
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	284,670	2,342,832
Nationwide S&P 500 Index Fund, Institutional Class (a)	913,713	6,322,896
Nationwide Small Cap Index Fund, Institutional Class (a)	186,642	1,263,563

		14,575,366

Fixed Income Funds 19.6%
Nationwide Bond Index Fund, Institutional Class (a)	340,974	3,692,753
Oppenheimer International Bond Fund, Class Y	183,862	1,048,014
T. Rowe Price High Yield Bond Fund	38,231	281,763

		5,022,530

Money Market Fund 1.0%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.15%	265,936	265,936

Total Mutual Funds (cost $25,860,915)		19,863,832

Exchange Traded Funds 22.3%
Equity Funds 3.9%
SPDR Dow Jones Wilshire International Real Estate Fund	10,042	237,091
Vanguard Emerging Markets Fund	23,715	511,770
Vanguard REIT Fund	8,095	243,336

		992,197

Fixed Income Funds 18.4%
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	28,907	2,864,684
Vanguard Short-Term Bond Fund	23,098	1,840,218

		4,704,902

Total Exchange Traded Funds (cost $6,271,742)		5,697,099

Total Investments (cost $32,132,657) (c) — 99.9%		25,560,931
Other assets in excess of liabilities — 0.1%		35,030

NET ASSETS — 100.0%		$25,595,961

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Destination 2020 Fund

		Market
	Shares	Value
Mutual Funds 79.7%
Equity Funds 62.1%
Credit Suisse Commodity Return Strategy Fund	161,612	$1,168,456
Nationwide International Index Fund, Institutional Class (a)	924,195	4,593,251
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	354,376	2,916,515
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,066,160	7,377,831
Nationwide Small Cap Index Fund, Institutional Class (a)	251,186	1,700,529

		17,756,582

Fixed Income Fund 16.5%(a)
Nationwide Bond Index Fund, Institutional Class	436,825	4,730,817

Money Market Fund 1.1%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.15%	298,160	298,160

Total Mutual Funds (cost $29,829,901)		22,785,559

Exchange Traded Funds 20.3%
Equity Funds 5.9%
SPDR Dow Jones Wilshire International Real Estate Fund	11,325	267,383
Vanguard Emerging Markets Fund	40,016	863,545
Vanguard REIT Fund	18,235	548,144

		1,679,072

Fixed Income Funds 14.4%
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	26,666	2,642,601
Vanguard Short-Term Bond Fund	18,560	1,478,675

		4,121,276

Total Exchange Traded Funds (cost $6,704,832)		5,800,348

Total Investments (cost $36,534,733) (c) — 100.0%		28,585,907
Other assets in excess of liabilities — 0.0%		12,133

NET ASSETS — 100.0%		$28,598,040

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Destination 2025 Fund

		Market
	Shares	Value
Mutual Funds 83.7%
Equity Funds 69.2%
Credit Suisse Commodity Return Strategy Fund	137,415	$993,507
Nationwide International Index Fund, Institutional Class (a)	832,071	4,135,393
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	361,839	2,977,932
Nationwide S&P 500 Index Fund, Institutional Class (a)	976,520	6,757,517
Nationwide Small Cap Index Fund, Institutional Class (a)	285,030	1,929,657

		16,794,006

Fixed Income Fund 13.5%(a)
Nationwide Bond Index Fund, Institutional Class	301,529	3,265,564

Money Market Fund 1.0%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.15%	253,233	253,233

Total Mutual Funds (cost $27,143,955)		20,312,803

Exchange Traded Funds 16.1%
Equity Funds 5.9%
SPDR Dow Jones Wilshire International Real Estate Fund	9,533	225,074
Vanguard Emerging Markets Fund	33,790	729,189
Vanguard REIT Fund	15,353	461,511

		1,415,774

Fixed Income Funds 10.2%
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	17,479	1,732,169
Vanguard Short-Term Bond Fund	9,370	746,508

		2,478,677

Total Exchange Traded Funds (cost $4,676,212)		3,894,451

Total Investments (cost $31,820,167) (c) — 99.8%		24,207,254
Other assets in excess of liabilities — 0.2%		55,958

NET ASSETS — 100.0%		$24,263,212

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Destination 2030 Fund

		Market
	Shares	Value
Mutual Funds 88.9%
Equity Funds 76.4%
Credit Suisse Commodity Return Strategy Fund	165,843	$1,199,042
Nationwide International Index Fund, Institutional Class (a)	935,666	4,650,259
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	378,622	3,116,063
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,010,302	6,991,291
Nationwide Small Cap Index Fund, Institutional Class (a)	275,107	1,862,475

		17,819,130

Fixed Income Fund 11.5%(a)
Nationwide Bond Index Fund, Institutional Class	247,240	2,677,604

Money Market Fund 1.0%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.15%	245,410	245,410

Total Mutual Funds (cost $28,298,838)		20,742,144

Exchange Traded Funds 11.1%
Equity Funds 6.9%
SPDR Dow Jones Wilshire International Real Estate Fund	9,262	218,675
Vanguard Emerging Markets Fund	43,881	946,952
Vanguard REIT Fund	14,964	449,818

		1,615,445

Fixed Income Fund 4.2%
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	9,738	965,036

Total Exchange Traded Funds (cost $3,472,629)		2,580,481

Total Investments (cost $31,771,467) (c) — 100.0%		23,322,625
Other assets in excess of liabilities — 0.0%		10,358

NET ASSETS — 100.0%		$23,332,983

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Destination 2035 Fund

		Market
	Shares	Value
Mutual Funds 92.1%
Equity Funds 80.5%
Credit Suisse Commodity Return Strategy Fund	89,928	$650,182
Nationwide International Index Fund, Institutional Class (a)	557,298	2,769,770
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	205,173	1,688,573
Nationwide S&P 500 Index Fund, Institutional Class (a)	548,004	3,792,185
Nationwide Small Cap Index Fund, Institutional Class (a)	186,548	1,262,931

		10,163,641

Fixed Income Fund 10.5%(a)
Nationwide Bond Index Fund, Institutional Class	121,829	1,319,406

Money Market Fund 1.1%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.15%	133,008	133,008

Total Mutual Funds (cost $15,898,174)		11,616,055

Exchange Traded Funds 7.9%
Equity Funds 7.9%
SPDR Dow Jones Wilshire International Real Estate Fund	10,119	238,910
Vanguard Emerging Markets Fund	23,899	515,740
Vanguard REIT Fund	8,154	245,109
Total Exchange Traded Funds (cost $1,538,802)		999,759

Total Investments (cost $17,436,976) (c) — 100.0%		12,615,814
Other assets in excess of liabilities — 0.0%		1,901

NET ASSETS — 100.0%		$12,617,715

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Destination 2040 Fund

		Market
	Shares	Value
Mutual Funds 91.0%
Equity Funds 85.8%
Credit Suisse Commodity Return Strategy Fund	73,994	$534,975
Nationwide International Index Fund, Institutional Class (a)	478,155	2,376,431
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	168,708	1,388,466
Nationwide S&P 500 Index Fund, Institutional Class (a)	480,841	3,327,418
Nationwide Small Cap Index Fund, Institutional Class (a)	183,961	1,245,418

		8,872,708

Fixed Income Fund 4.2%(a)
Nationwide Bond Index Fund, Institutional Class	40,117	434,463

Money Market Fund 1.0%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.15%	109,534	109,534

Total Mutual Funds (cost $12,660,854)		9,416,705
Exchange Traded Funds 9.0%
Equity Funds 9.0%
SPDR Dow Jones Wilshire International Real Estate Fund	8,296	195,869
Vanguard Emerging Markets Fund	24,507	528,861
Vanguard REIT Fund	6,700	201,402
Total Exchange Traded Funds (cost $1,363,334)		926,132

Total Investments (cost $14,024,188) (c) — 100.0%		10,342,837
Other assets in excess of liabilities — 0.0%		210

NET ASSETS — 100.0%		$10,343,047

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Destination 2045 Fund

		Market
	Shares	Value
Mutual Funds 89.1%
Equity Funds 83.8%
Credit Suisse Commodity Return Strategy Fund	28,498	$206,037
Nationwide International Index Fund, Institutional Class (a)	183,901	913,988
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	65,025	535,158
Nationwide S&P 500 Index Fund, Institutional Class (a)	173,567	1,201,086
Nationwide Small Cap Index Fund, Institutional Class (a)	70,898	479,982

		3,336,251

Fixed Income Fund 4.2%(a)
Nationwide Bond Index Fund, Institutional Class	15,439	167,202

Money Market Fund 1.1%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.15%	42,129	42,129

Total Mutual Funds (cost $5,020,893)		3,545,582

Exchange Traded Funds 10.9%
Equity Funds 10.9%
SPDR Dow Jones Wilshire International Real Estate Fund	3,182	75,127
Vanguard Emerging Markets Fund	11,297	243,789
Vanguard REIT Fund	3,849	115,701

Total Exchange Traded Funds (cost $677,092)		434,617

Total Investments (cost $5,697,985) (c) — 100.0%		3,980,199
Other assets in excess of liabilities — 0.0%		1,529

NET ASSETS — 100.0%		$3,981,728

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Destination 2050 Fund

		Market
	Shares	Value
Mutual Funds 88.0%
Equity Funds 82.8%
Credit Suisse Commodity Return Strategy Fund	30,094	$217,583
Nationwide International Index Fund, Institutional Class (a)	202,459	1,006,220
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	68,644	564,941
Nationwide S&P 500 Index Fund, Institutional Class (a)	171,003	1,183,340
Nationwide Small Cap Index Fund, Institutional Class (a)	74,863	506,822

		3,478,906

Fixed Income Fund 4.2%(a)
Nationwide Bond Index Fund, Institutional Class	16,264	176,134

Money Market Fund 1.0%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.15%	44,373	44,373

Total Mutual Funds (cost $5,255,112)		3,699,413

Exchange Traded Funds 12.0%
Equity Funds 12.0%
SPDR Dow Jones Wilshire International Real Estate Fund	3,372	79,613
Vanguard Emerging Markets Fund	13,954	301,127
Vanguard REIT Fund	4,068	122,284

Total Exchange Traded Funds (cost $787,548)		503,024

Total Investments (cost $6,042,660) (c) — 100.0%		4,202,437
Liabilities in excess of other assets — 0.0%		(531)

NET ASSETS — 100.0%		$4,201,906

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Statement of Investments
January 31, 2009 (Unaudited)
Nationwide Retirement Income Fund

		Market
	Shares	Value
Mutual Funds 55.7%
Equity Funds 27.1%
Credit Suisse Commodity Return Strategy Fund	25,905	$187,293
Nationwide International Index Fund, Institutional Class (a)	57,618	286,362
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	15,185	124,969
Nationwide S&P 500 Index Fund, Institutional Class (a)	157,489	1,089,824

		1,688,448

Fixed Income Funds 17.3%
Nationwide Bond Index Fund, Institutional Class (a)	40,794	441,801
Oppenheimer International Bond Fund, Class Y	87,958	501,361
T. Rowe Price High Yield Bond Fund	18,412	135,696

		1,078,858

Money Market Fund 11.3%(a) (b)
Nationwide Money Market Fund, Institutional Class, 0.15%	699,801	699,801

Total Mutual Funds (cost $4,155,083)		3,467,107

Exchange Traded Funds 44.5%
Equity Funds 1.9%
SPDR Dow Jones Wilshire International Real Estate Fund	2,408	56,853
Vanguard REIT Fund	1,940	58,316

		115,169

Fixed Income Funds 42.6%
iShares Barclay U.S. Treasury Inflation Protected Securities Bond Fund	15,223	1,508,599
Vanguard Short-Term Bond Fund	14,349	1,143,185

		2,651,784

Total Exchange Traded Funds (cost $2,879,107)		2,766,953

Total Investments (cost $7,034,190) (c) — 100.2%		6,234,060
Liabilities in excess of other assets — (0.2)%		(10,320)

NET ASSETS — 100.0%		$6,223,740

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of January 31, 2009.

(c)	See notes to statements of investments for tax unrealized appreciation / (depreciation) of securities.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report. These reports include additional information about the fund’s security valuation policies and about certain security types invested in by the fund.

Notes to Statement of Investments (unaudited)

1. Securities Lending
As of January 30, 2009, the following Fund had securities with the following value on loan:

	Value of Loaned
	Securities	Value of Collateral
Nationwide International Index Fund	$23,925,235	$25,295,953	*

*	Includes $544,276 of collateral in the form of U.S. Treasury Securities, interest rates ranging from 0.00% to 8.88% and maturity dates ranging from 02/15/09 to 01/15/28.
2. Financial Accounting Standards No. 157
The following is a summary of the inputs used to value the following Fund’s assets as of January 31, 2009:

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
Nationwide Large Cap Value Fund	$14,351,902	$—	$13,855	$—	$—	$—	$14,365,757	$—
Nationwide Mid Cap Growth Fund	1,969,660	—	48,813	—	—	—	2,018,473	—
Nationwide Bond Fund	—	—	78,070,263	—	—	—	78,070,263	—
Nationwide Government Bond Fund	—	—	158,322,664	—	—	—	158,322,664	—
Nationwide Enhanced Income Fund	—	—	172,230,706	—	—	—	172,230,706	—
Nationwide Short Duration Bond Fund	—	—	71,823,902	—	—	—	71,823,902	—
Nationwide Micro Cap Equity Fund	9,811,456	—	188,093	—	—	—	9,999,549	—
Nationwide Value Opportunities Fund	5,588,569	—	50,209	—	—	—	5,638,778	—
Nationwide Bond Index Fund	—	—	900,951,170	—	—	—	900,951,170	—
Nationwide International Index Fund	1,871,532	(1,438,784)	1,190,970,946	(7,706)	166,083	—	1,193,008,561	(1,446,490)
Nationwide Mid Cap Market Index Fund	539,800,496	(516,273)	6,088,248	—	—	—	545,888,744	(516,273)
Nationwide S&P 500 Index Fund	1,507,577,969	(2,537,341)	36,115,777	—	—	—	1,543,693,746	(2,537,341)
Nationwide Small Cap Index Fund	240,763,088	(1,332,716)	27,486,002	—	—	—	268,249,090	(1,332,716)
Nationwide Investor Destinations Aggressive Fund	643,340,575	—	—	—	—	—	643,340,575	—
Nationwide Investor Destinations Moderately Aggressive Fund	1,097,780,677	—	26,971,031	—	—	—	1,124,751,708	—
Nationwide Investor Destinations Moderate Fund	954,347,776	—	69,344,988	—	—	—	1,023,692,764	—
Nationwide Investor Destinations Moderately Conservative Fund	308,469,825	—	26,459,995	—	—	—	334,929,820	—
Nationwide Investor Destinations Conservative Fund	218,737,209	—	28,303,365	—	—	—	247,040,574	—
Nationwide Growth Fund	106,725,549	—	582,648	—	—	—	107,308,197	—
Nationwide Fund	575,667,609	—	10,217,358	—	—	—	585,884,967	—
Nationwide Money Market Fund	—	—	2,580,685,508	—	—	—	2,580,685,508	—
NorthPointe Small Cap Growth Fund	33,492,843	—	284,177	—	—	—	33,777,020	—
NorthPointe Small Cap Value Fund	9,022,329	—	384,613	—	—	—	9,406,942	—
Nationwide U.S. Small Cap Value Fund	19,650,795	—	82,561	—	—	—	19,733,356	—
Nationwide International Value Fund	5,777,476	—	92,115,917	(86,973)	—	—	97,893,393	(86,973)
Nationwide Value Fund	1,092,463	—	96,784	—	—	—	1,189,247	—
Nationwide Destination 2010 Fund	10,498,281	—	—	—	—	—	10,498,281	—
Nationwide Destination 2015 Fund	25,560,931	—	—	—	—	—	25,560,931	—
Nationwide Destination 2020 Fund	28,585,907	—	—	—	—	—	28,585,907	—
Nationwide Destination 2025 Fund	24,207,254	—	—	—	—	—	24,207,254	—
Nationwide Destination 2030 Fund	23,322,625	—	—	—	—	—	23,322,625	—
Nationwide Destination 2035 Fund	12,615,814	—	—	—	—	—	12,615,814	—
Nationwide Destination 2040 Fund	10,342,837	—	—	—	—	—	10,342,837	—
Nationwide Destination 2045 Fund	3,980,199	—	—	—	—	—	3,980,199	—
Nationwide Destination 2050 Fund	4,202,437	—	—	—	—	—	4,202,437	—
Nationwide Retirement Income Fund	6,234,060	—	—	—	—	—	6,234,060	—

Total	$6,517,214,045	$(5,825,114)	$5,406,065,691	$(94,679)	$166,083	$—	$11,923,445,819	$(5,919,793)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Nationwide International Index
	Investments	Other Financial
	in Securities	Instruments*
Balance as of 10/31/2008	$—	$—
Accrued Accretion / (Amortization)	—	—
Change in Unrealized Appreciation / (Depreciation)	—	—
Net Purchase / (Sales)	—	—
Transfers In / (Out) of Level 3	166,083	—

Balance as of 1/31/2009	$166,083	$—

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

—	Amounts designated as “–” are zero or have been rounded to zero.

3. Tax Cost of Securities

As of January 31, 2009, the tax cost of securities and breakdown of unrealized appreciation / (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)*
Nationwide Short Duration Bond Fund	$72,456,646	$1,051,244	$(1,683,988)	$(632,744)
Nationwide Large Cap Value Fund	21,108,947	130,477	(6,873,667)	(6,743,190)
Nationwide Fund	763,247,117	7,305,262	(184,667,412)	(177,362,150)
Nationwide Growth Fund	139,779,039	1,459,471	(33,930,313)	(32,470,842)
Nationwide S&P 500 Index Fund	2,263,691,114	38,909,229	(758,906,597)	(719,997,368)
Nationwide Money Market Fund	2,580,685,508	—	—	—
Nationwide Bond Fund	85,496,138	1,340,730	(8,766,605)	(7,425,875)
Nationwide Government Bond Fund	153,158,157	5,417,419	(252,912)	5,164,507
Nationwide Value Opportunities Fund	7,412,601	324,257	(2,098,080)	(1,773,823)
Northpointe Small Cap Value Fund	12,172,294	(157,076)	(2,608,276)	(2,765,352)
Nationwide Enhanced Income Fund	171,944,843	1,122,148	(836,285)	285,863
Nationwide Micro Cap Equity Fund	17,363,334	466,451	(7,830,236)	(7,363,785)
Nationwide Mid Cap Growth Fund	2,538,796	22,952	(543,275)	(520,323)
Nationwide Small Cap Index Fund	447,539,717	3,748,267	(183,038,894)	(179,290,627)
Nationwide International Index Fund	1,723,677,411	47,811,636	(578,480,486)	(530,668,850)
Nationwide Bond Index Fund	903,361,191	22,659,434	(25,069,454)	(2,410,020)
Nationwide Mid Cap Market Index Fund	864,497,599	7,129,916	(325,738,771)	(318,608,855)
Nationwide U.S. Small Cap Value Fund	33,224,490	293,556	(13,784,690)	(13,491,134)
Northpointe Small Cap Growth Fund	51,436,224	1,286,511	(18,945,715)	(17,659,204)
Nationwide International Value Fund	174,159,092	562,518	(76,828,217)	(76,265,699)
Nationwide Value Fund	1,658,162	1,280	(470,195)	(468,915)
Nationwide Investor Destinations Aggressive Fund	1,058,193,662	303,220	(415,156,307)	(414,853,087)
Nationwide Investor Destinations Moderately Aggressive Fund	1,688,124,084	1,511,082	(564,883,458)	(563,372,376)
Nationwide Investor Destinations Moderate Fund	1,380,419,095	1,386,842.00	(358,113,173.00)	(356,726,331)
Nationwide Investor Destinations Moderately Conservative	410,832,845	501,491.00	(76,404,516.00)	(75,903,025)
Nationwide Investor Destinations Conservative	273,553,611	775,710	(27,288,747)	(26,513,037)
Nationwide Destination 2010 Fund	13,466,859	33,208	(3,001,786)	(2,968,578)
Nationwide Destination 2015 Fund	32,946,360	66,398	(7,451,827)	(7,385,429)
Nationwide Destination 2020 Fund	36,947,512	46,193	(8,407,798)	(8,361,605)
Nationwide Destination 2025 Fund	32,012,166	32,142	(7,837,054)	(7,804,912)
Nationwide Destination 2030 Fund	32,039,190	13,533	(8,730,098)	(8,716,565)
Nationwide Destination 2035 Fund	17,548,163	5,720	(4,938,069)	(4,932,349)
Nationwide Destination 2040 Fund	14,260,058	2,615	(3,919,836)	(3,917,221)
Nationwide Destination 2045 Fund	5,791,192	685	(1,811,678)	(1,810,993)
Nationwide Destination 2050 Fund	6,177,316	1,204	(1,976,083)	(1,974,879)
Nationwide Retirement Income Fund	7,379,224	29,746	(1,174,910)	(1,145,164)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

—	Amounts designated as “–” are zero or have been rounded to zero.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/	JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Treasurer & Principal Financial Officer
	Date:	March 26, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	MICHAEL S. SPANGLER
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 26, 2009

By (Signature and Title)	/s/	JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Treasurer & Principal Financial Officer
	Date:	March 26, 2009